UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08918

The Hirtle Callaghan Trust

(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500,

West Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Citi Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-9596

Date of fiscal year end: 06/30/07

Date of reporting period: 06/30/07

Item 1.	Reports to Stockholders.

THE HIRTLE CALLAGHAN TRUST	Annual Report

June 30, 2007

We are pleased to present the June 30, 2007 Annual Report for The Hirtle Callaghan Trust (the “Trust”).

The Trust, a diversified open-end management investment company, was organized by Hirtle Callaghan & Co., Inc. to enhance Hirtle Callaghan’s ability to acquire the services of independent, specialist money management organizations for the clients Hirtle Callaghan serves. The Trust currently consists of nine separate investment portfolios (the “Portfolios”). Day-to-day portfolio management services are provided to each of the Trust’s Portfolios by one or more independent money management organizations (“Specialist Managers”), selected by, and under the general supervision of, the Trust’s Board of Trustees.

Shares of the Trust are available exclusively to investors who are clients of Hirtle Callaghan or clients of financial intermediaries, such as investment advisers, acting in a fiduciary capacity with investment discretion, that have established relationships with Hirtle Callaghan.

The Portfolios

The Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Small Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

The International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Fixed Income Portfolio, seeks current income by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

The Fixed Income II Portfolio, seeks current income by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

The Fixed Income Opportunity Portfolio, seeks to achieve above-average total return by investing in high yield securities (commonly referred to as “junk bonds”).

The Short-Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax, consistent with preservation of capital, by investing primarily in securities issued by municipalities and related securities.

The Intermediate Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax by investing in securities issued by municipalities and related entities.

THE HIRTLE CALLAGHAN TRUST	Annual Report

June 30, 2007

Fiscal Year 2007 Summary

General Market

Fiscal year 2007 was an exceptional year for global financial markets. Equity markets extended their rally of the past few years and delivered extraordinary performance. International equities led the way with the MSCI EAFE Index delivering a return of 23.00% in local currencies, and 27.54% in $US, reflecting continued weakness of the $US versus foreign currencies. This once again highlights the benefits of international diversification.

Within the US equity markets the major asset categories all delivered exceptional returns. US Large Cap Value stocks led the way with a return of 21.87%, modestly surpassing the 19.04% return of US Large Cap Growth Stocks, primarily because of the higher energy component within the US Large Cap Value Index. For the first time in several years US Small Cap stocks as measured by the Russell 2000 Index trailed larger capitalization stocks, but still advanced 16.43% for the fiscal year.

Fiscal ‘07
Russell 1000® Value Index[1]	21.87%
Russell 1000® Growth Index[1]	19.04%
Russell 2000® Index[1]	16.43%
MSCI EAFE Index[2]	27.54%
Lehman Brothers Aggregate Bond Index[3]	6.12%
CSFB High Yield Bond Index[4]	12.14%
Merrill Lynch Muni 1-3 Year Index[5]	3.84%
Lehman 5 Year GO Muni Index[6]	3.80%

Benchmark performance is shown for comparison purposes only; it is not possible to invest directly in a securities index. All of the referenced benchmark indices are unmanaged, which means that the indices result do not reflect the impact of expenses associated with investing securities, such as brokerage commission and transactions costs.

[1]

Each of the Russell indices is a market cap-weighted index of common stocks domiciled in the US. Unlike the S&P 500 Stock Index however, the basket of securities included in the various Russell indices is reconstituted each year. The Russell 3000® Index is constructed by ranking US common stocks ranked from largest to smallest market capitalization, and including in the index the top 3,000 stocks. The largest 1,000 stocks become the Russell 1000® Index and the next 2,000 stocks are included in the Russell 2000® Index. The Russell 1000® Growth Index is designed to measure the performance of those companies included in the Russell 1000 Index® that have relatively higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Value® Index is designed to measure the performance of those companies included in the Russell 1000® Index that have relatively lower price-to-book ratios and lower forecasted growth values.

[2]

The Morgan Stanley Capital International Europe, Australia, and Far East Index which covers Europe, Australia, and the Far East, is an unmanaged, market value weighted index designed to measure the overall condition of developed overseas equities markets.

[3]	The Lehman Brothers Aggregate Bond Index is an unmanaged index that includes more than 5,000 taxable government, investment-grade corporate and mortgage backed securities.
[4]

The Credit Suisse / First Boston (“CSFB”) High Yield Index is an unmanaged index designed to mirror the investable universe of the US dollar-denominated high yield debt market. It is comprised of over 1,600 corporate debt issues, including cash-pay, zero-coupon, stepped-rate and pay-in-kind (“PIK”) bonds. Floating-rate, convertible and preferred stock issues are not included.

[5]

Merrill Lynch 1-3 Year Municipal Total Return Index – an equal-weighted index that tracks the total return performance of the domestic United States municipal market. The index consists of investment grade, publicly traded, fixed-rate and coupon bearing municipal securities with a maturity of one to three years.

[6]	The Lehman Brothers 5-Year General Obligations Index is an unmanaged index of government bonds.

Past Performance does not guarantee future results.

Bond markets returns for the year were a bit more subdued. For the most part interest rates remained flat, but volatile, and bond returns primarily reflected their income or yield levels. The taxable bond market as defined by the Lehman Brothers Aggregate Bond Index returned 6.12% for the fiscal year. The Lehman Brothers 5 Year GO Muni Index which serves as a proxy for the tax-exempt bond market returned 3.80%. Returns in the high yield area of the bond market were considerably better as credit spreads continued to narrow. The CSFB High Yield Bond Index returned 12.14% for the fiscal year with the lowest credit quality bonds within the index registering the best returns. The credit spread (interest rate differential between high yield bonds and higher quality US treasury bonds) remains at extraordinarily low levels. Historically this spread has varied considerably reflecting the cyclical nature and impact of the credit cycle. Should spreads widen in the future to levels more consistent with history, high yield bonds would be adversely impacted.

The Hirtle Callaghan Trust also had excellent results for the fiscal year reflecting the strong financial market performance and the skills of the underlying portfolio advisors. The table below highlights the fiscal year performance for each of the Portfolios. Several of the Portfolios surpassed their performance benchmarks for the year, and a more detailed discussion of the Portfolios and the results are contained within the following sections.

Fiscal ’07
The Value Equity Portfolio	22.40%
The Growth Equity Portfolio	15.02%
The Small Capitalization Equity Portfolio	16.68%
The International Equity Portfolio	25.81%
The Fixed Income Portfolio	6.23%
The Fixed Income II Portfolio	5.22%
The Fixed Income Opportunity Portfolio	10.40%
The Short Term Municipal Bond Portfolio	3.44%
The Intermediate Term Municipal Bond Portfolio	4.38%

Portfolio Update

There have been very few issues or changes related to the sub-advisors or portfolio allocations within the Fund this fiscal year.

The most notable was the replacement of W.R. Huff as the manager of the Fixed Income Opportunity Fund with Seix Advisors. W. R. Huff experienced significant and material personnel turnover during the year. After reviewing and evaluating the changes we felt it was prudent to re-assign management responsibility for the account to a new investment manager with a very similar investment style, but with a deeper, and more stable portfolio management team. The change occurred on December 18, 2006.

At the time of this writing we are also sad to report that Rob Lyon, CEO and Chief Investment Officer of Institutional Capital Management (ICAP), a sub-advisor within The Value Equity Portfolio passed away on July 5, 2007. ICAP has been an advisor to the Portfolio for several years, and Rob has led an investment team with a distinguished long term record and reputation. Jerry Senser, a long time member of that team has been appointed CEO and Chief Investment Officer of the firm. There have been no other personnel changes at the firm. ICAP continues to have a very deep and experienced investment team and we expect that the firm will continue to deliver excellent investment management results and oversight to the Portfolio. We will, however, continue to monitor and evaluate the firm, and the Portfolio, to ensure that we have the best, and most appropriate, management teams employed on your behalf.

The following sections contain a more detailed description of each of the portfolios over the fiscal year.

The Value Equity Portfolio

The Value Equity Portfolio posted strong absolute results with a return of 22.40% after all fees for the fiscal year. The Portfolio outperformed the Russell 1000® Value Index1 which was up 21.87% for the fiscal year and bested the average manager in The Lipper2 manager universe of value equity managers at 20.80%.

The strong absolute results were driven by continued investor enthusiasm for value stocks, especially energy and oil stocks which represent a large component, roughly 14% of the index. In addition, favorable performance by Institutional Capital Management and JS Asset Management helped the Portfolio surpass the Russell 1000® Value Index for the period.

Institutional Capital Management employs a relative value management approach that focuses on the larger capitalization segment of stocks within the Russell 1000® Value Index. Hirtle Callaghan’s investment analysis and research indicates that this is currently an attractive segment of the Russell 1000® Value Index that should prove advantageous to Institutional Capital Management.

JS Asset Management also contributed positively to the portfolio with a return of 25.10% for the fiscal year. JS Asset Management was added to the portfolio last year as a means of initiating an allocation to a more traditional value driven investment style. It is expected that assets to this manager will increase over time.

[1]

The Russell 1000® Value Index measures the performance of those companies included in the Russell 1000® Stock Index with lower price-to-book ratios and lower forecasted growth rates. This index is “unmanaged” which means that the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only; it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization. The Lipper organization compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Value Equity Portfolio from 7/1/97 to 6/30/07, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Russell 1000® Value Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Value Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio (As of 11/1/06) — 0.45%

The expense ratio above reflects the expenses currently in effect. This information is included in the most current prospectus available to current and prospective shareholders of the Fund.

The Growth Equity Portfolio

The Growth Equity Portfolio returned 15.02% for the fiscal year lagging the Russell 1000® Growth Index1 at 19.04% and 16.40% for the The Lipper2 manager universe of growth managers for the fiscal year.

Growth stocks, which have lagged value stocks over the past few years, finally started to show some improvement in the first half of calendar year 2007 as investor sentiment has started to shift away from sectors weighted heavily in value indices such as financials and utilities towards growth stocks that offer better value and earnings growth prospects.

Jennison and Sustainable Growth Advisors have delivered strong absolute results over the period but have not kept up with some of the smaller capitalization, more cyclical materials and energy sectors and stocks that are currently driving the performance of the index. Both of these managers have focused their portfolio holdings on larger cap, and higher quality, in terms of both balance sheet and earnings variability, companies. They believe these companies are at very attractive valuations and offer better long term return opportunities with less risk than the more cyclical or commodity related areas of the market.

[1]

The Russell 1000® Growth Index measures the performance of those companies included in the Russell 1000® Stock Index with higher price-to-book ratios and higher forecasted growth rates. This index is “unmanaged” which means that the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only; it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization. The Lipper organization compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Growth Equity Portfolio from 7/1/97 to 6/30/07, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Russell 1000® Growth Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Growth Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio (As of 11/1/06) — 0.33%

The expense ratio above reflects the expenses currently in effect. This information is included in the most current prospectus available to current and prospective shareholders of the Fund.

The Small Capitalization Equity Portfolio

The Small Capitalization Equity Portfolio had good absolute results with a return of 16.68% after all fees for the fiscal year. This portfolio also out-performed the Russell 2000® Index1 that returned 16.43% and The Lipper2 universe of other small capitalization managers with an average return of 16.50%.

The Small Capitalization Equity Portfolio benefited from its earnings driven focus during a period where superior earnings growth and profitability have been the primary factors driving stock prices and investment performance. The portfolio is diversified across five different investment managers of diverse investment styles including value oriented, growth driven, and core investment approaches that incorporate a multi-style driven approach. The managers with primarily earnings/cash flow driven approaches, Frontier, Sterling Johnston and Ironbridge, provided the best performance over the period, and surpassed their benchmarks. The managers with more valuation sensitive approaches, Geewax, Terker and Franklin Portfolio Associates lagged for the period.

The portfolio is diversified across multiple managers and strategies to ensure proper portfolio diversification and with the goal of providing long term superior returns in as stable and consistent a manner as possible. As a result, it is expected that some managers and styles will be leading at times, while others are lagging, and vice versa.

[1]

Russell 2000® Index measures the performance of smaller capitalization U.S. companies. The largest 1,000 stocks become the Russell 1000® Index and the next 2,000 stocks are included in the Russell 2000® Index. This index is “unmanaged” which means that the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only; it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization. The Lipper organization compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Small Capitalization Equity Portfolio from 7/1/97 to 6/30/07, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Russell 2000® Index, which represents the performance of domestically traded common stocks of small to mid-sized companies. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Small Capitalization Equity Portfolio reflects the deduction of fees for these value added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio (As of 11/1/06) — 0.65%

The expense ratio above reflects the expenses currently in effect. This information is included in the most current prospectus available to current and prospective shareholders of the Fund.

The International Equity Portfolio

The International Equity Portfolio posted strong absolute results with a return of 25.81% for the fiscal year. This modestly lagged the MSCI EAFE Index1 at 27.54% and The Lipper2 universe of international managers that had an average return of 26.00%.

Both Artisan and Capital Guardian performed comparably with returns of 25.60% and 25.90% respectively. Causeway Capital Management was new to the portfolio in fiscal year 2007 and only had partial year results. As discussed in the past, both Artisan and Capital Guardian employ earnings driven investment processes. In fiscal year 2007, earnings or growth-driven investment processes as measured by the EAFE Growth Index trailed value driven investment processes as measured by the EAFE Value at 25.70% versus 29.30% contributing to the shortfall.

Currency returns accounted for nearly 10% of the Portfolio’s return this past year as the Portfolio’s international holdings returned only about 15% in local currency returns. The currency return reflects the continued strength of international currencies versus the US dollar and is one of the benefits and risks of international diversification.

[1]

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (“MSCI EAFE Index”) which covers Europe, Australia, and the Far East, is an unmanaged, market value weighted index designed to measure the overall condition of developed overseas equities markets. This index is “unmanaged” which means that the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only; it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization. The Lipper organization compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The International Equity Portfolio from 7/1/97 to 6/30/07, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the MSCI EAFE Index, which represents the performance of the major stock markets in those regions. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The International Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio (As of 11/1/06) — 0.86%

The expense ratio above reflects the expenses currently in effect. This information is included in the most current prospectus available to current and prospective shareholders of the Fund.

The Fixed Income Portfolio

The Fixed Income Portfolio managed by Aberdeen Asset Management returned 6.23% for the fiscal year modestly surpassing the benchmark, the Lehman Brothers Aggregate Bond Index1 with a return of 6.12% and surpassing the average fixed income manager in The Lipper2 universe at 5.50%.

The Portfolio benefited from superior security selection versus the universe. Overall, Aberdeen maintains a portfolio duration or interest rate sensitivity of the portfolio close to the portfolio benchmark, and seeks to add value primarily through sector and relative value opportunities, as well as, proper positioning of the portfolio along the yield curve.

[1]

The Lehman Brothers Aggregate Bond Index. This index is “unmanaged” which means that the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only; it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization. The Lipper organization compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Fixed Income Portfolio from 7/1/98 to 6/30/07, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance is compared to the Lehman Brothers Aggregate Bond Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Fixed Income Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio (As of 11/1/06) — 0.36%

The expense ratio above reflects the expenses currently in effect. This information is included in the most current prospectus available to current and prospective shareholders of the Fund.

The Fixed Income II Portfolio

The Fixed Income Portfolio managed by BlackRock, Inc. returned 5.22% for the fiscal year lagging the benchmark, the Lehman Brothers Aggregate Bond Index1 with a return of 6.12% and lagging the average fixed income manager in The Lipper2 universe at 5.50%.

The Portfolio has been conservatively positioned in expectation of rising interest rates and credit spreads. In the short term this has not worked to the manager’s favor but interest rates and credit spreads remain at historically low levels and BlackRock continues to believe the current market environment favors a more conservative approach.

[1]

The Lehman Brothers Aggregate Bond Index includes more than 5,000 taxable government, investment-grade corporate and mortgage backed securities. This index is “unmanaged” which means that the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only; it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization. The Lipper organization compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Fixed Income II Portfolio from 9/26/00 to 6/30/07, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Lehman Brothers Aggregate Bond Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. The performance of The Fixed Income II Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio (As of 11/1/06) — 0.37%

The expense ratio above reflects the expenses currently in effect. This information is included in the most current prospectus available to current and prospective shareholders of the Fund.

The Fixed Income Opportunity Portfolio

The Fixed Income Opportunity Fund is designed to provide investors with higher returns over time than traditional fixed income investments primarily through investment in a diversified portfolio of high yield bonds. The portfolio may also invest up to 50% of its assets, opportunistically, in Treasury Inflation Protection securities, convertible bonds, and international bonds. Over the fiscal year the portfolio has remained focused on high yield bonds, exclusively, because the risk premiums in the other fixed income areas have not offered sufficient opportunity.

For the year the Fund had a return of 10.40%, easily surpassing the return on traditional fixed income investments, but lagging its primary high yield bond benchmark, the CSFB High Yield Bond Index1, which returned 12.14%. The Fund continues to focus on the higher quality segment of the High Yield Universe while the index incorporates broader exposure to lower credit quality, distressed, and more speculative issues that have provided superior returns in the current environment.

During the year Seix Advisors was appointed to replace W.R. Huff as the manager of the Fixed Income Opportunity Fund. The change was precipitated by material personnel turnover at W. R. Huff during the year. Seix Advisors was selected because of their similar investment style, good long term results, and a deeper and more stable portfolio management team. The change occurred on December 18, 2006.

[1]

The Credit Suisse First Boston (“CSFB”) High Yield Bond Index is designed to mirror the investable universe of the US dollar-denominated high yield debt market. It is comprised of over 1,600 corporate debt issues, including cash-pay, zero-coupon, stepped-rate and pay-in-kind (“PIK”) bonds; floating-rate and convertible issues, as well as preferred stock are not included. This index is “unmanaged” which means that the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only; it is not possible to invest directly in a securities index.

The chart represents historical performance of a hypothetical investment of $10,000 in The Fixed Income Opportunity Portfolio from 9/26/00 to 6/30/07, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance is compared to the CSFB High Yield Bond Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. The performance of The Fixed Income Opportunity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio (As of 11/1/06) — 0.66%

The expense ratio above reflects the expenses currently in effect. This information is included in the most current prospectus available to current and prospective shareholders of the Fund.

The Short-Term Municipal Bond Portfolio

The Short Duration Municipal Bond Portfolio managed by Breckenridge Asset Management returned 3.44% for the fiscal year compared to 3.84% for the Portfolio’s benchmark, the Merrill Lynch 1-3 Year Muni Index1. The Portfolio lagged the benchmark modestly because it has maintained a more defensive position, with a modestly shorter duration and higher quality, than the benchmark because of the relatively flat yield curve and historically tight credit spreads in the municipal bond market.

[1]

Merrill Lynch Muni 1-3 Year Index – an equal-weighted index that tracks the total return performance of the domestic United States municipal market. The index consists of investment grade, publicly traded, fixed-rate and coupon bearing municipal securities with a maturity of one to three years.

[1]

Merrill Lynch Muni 1-3 Year Index – an equal-weighted index that tracks the total return performance of the domestic United States municipal market. The index consists of investment grade, publicly traded, fixed-rate and coupon bearing municipal securities with a maturity of one to three years.

The chart represents historical performance in The Short-Term Municipal Bond Portfolio from 3/1/06 to 6/30/07, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance is compared to the Merrill Lynch Muni 1-3 Year Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. The performance of The Short-Term Municipal Bond Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio (As of 11/1/06) — 0.28%

The expense ratio above reflects the expenses currently in effect. This information is included in the most current prospectus available to current and prospective shareholders of the Fund.

The Intermediate Term Municipal Bond Portfolio

The Intermediate Term Municipal Bond Portfolio returned 4.38% for the fiscal year surpassing its benchmark the Lehman Brothers 5 Year GO Bond Index1 with a return of 3.80%. Interest rates remained essentially flat for the year and returns reflect the income or yield level of the Portfolio. Schroders, the manager of the fund, continues to deliver strong performance through emphasis on superior security selection.

[1]

The Lehman Brothers 5-Year General Obligations Bond Index. This index is “unmanaged” which means that the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only; it is not possible to invest directly in a securities index.

The chart represents historical performance of a hypothetical investment of $10,000 in The Intermediate Term Municipal Bond Portfolio from 7/1/98 to 6/30/07, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance is compared to the Lehman Brothers 5 Year GO Bond Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Intermediate Term Municipal Bond Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio (As of 11/1/06) — 0.35%

The expense ratio above reflects the expenses currently in effect. This information is included in the most current prospectus available to current and prospective shareholders of the Fund.

Conclusion

Overall, Fiscal Year 2007 was a good year. Equity market returns were very strong and fixed income returns generally matched yield or income levels. Several of the Portfolios surpassed both their benchmarks and respective peer universes for the period, while a few others lagged modestly as we might expect over shorter periods of time. Given the nature of active management, it is critical to view performance results over long time periods where an investment manager has had the benefit of a full market cycle to demonstrate their investment skill.

The Portfolios continue to be positioned consistent with objectives. In addition, we continue to provide ongoing investment and compliance oversight and review of the Portfolios and the sub-advisory firms. In 2007, this resulted in the replacement of W.R. Huff in the Fixed Income Opportunity Fund. We will continue to monitor the structure and sub-advisors for each Portfolio, and will make changes as appropriate to meet the overall objectives of the Portfolio. In addition, we remain focused on costs, and continue to seek out and pursue initiatives aimed at ensuring the best overall cost for each of the Portfolios.

We appreciate your ongoing confidence and support, and remain committed to providing you with quality investment vehicles with which to implement your investment strategy.

Sincerely,

Donald E. Callaghan

President

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments — June 30, 2007

Shares	Security Description	Value
	Common Stocks — 97.77%
	Institutional Capital Corp. — 76.85%
	Banking — 7.51%
438,000	Bank of New York Co., Inc.	$18,150,720
665,150	Bank of America Corp.	32,519,183
129,100	Wachovia Corp.	6,616,375
846,900	Wells Fargo & Co.	29,785,473

		87,071,751

	Beverages — 4.28%
441,350	Coca-Cola Co.	23,087,019
408,900	Pepsico, Inc.	26,517,164

		49,604,183

	Building Products — 1.11%
209,550	Temple – Inland, Inc. (a)	12,893,612

	Chemicals — 2.38%
543,800	E.I. du Pont de Nemours & Co. (a)	27,646,792

	Computer Systems — 1.72%
447,700	Hewlett Packard Co.	19,976,374

	Construction Materials & Supplies — 1.55%
633,000	Masco Corp.	18,021,510

	Defense — 1.17%
123,600	Textron, Inc.	13,609,596

	Electronics — 1.84%
567,550	Texas Instruments, Inc.	21,356,907

	Financial Services — 7.93%
798,564	Citigroup, Inc.	40,958,347
633,600	J.P. Morgan Chase & Co.	30,697,920
240,372	Morgan Stanley	20,162,403

		91,818,670

	Hotels & Motels — 0.64%
301,650	InterContinental Hotels Group PLC ADR (a)	7,474,898

	Household Products — 2.29%
433,600	Procter & Gamble Co.	26,531,984

	Insurance — 2.54%
421,050	American International Group, Inc.	29,486,132

	Leisure — 0.73%
364,300	Host Marriott Corp.	8,422,616

	Media — 1.35%
376,350	Viacom, Inc., Class – B (b)	15,667,451

	Metals — 1.93%
73,225	Rio Tinto PLC – ADR (a)	22,415,637

	Motorcycle Manufacturers — 0.60%
116,200	Harley-Davidson, Inc. (a)	6,926,682

Shares	Security Description	Value
	Networking — 2.09%
869,250	Cisco Systems, Inc. (b)	$24,208,613

	Non-Defense Capital Spending — 4.37%
774,600	General Electric Co.	29,651,687
374,250	Honeywell International, Inc.	21,062,790

		50,714,477

	Oil & Gas — 9.77%
264,400	Exxon Mobil Corp.	22,177,872
253,650	Hess Corp.	14,955,204
388,350	Occidental Petroleum Corp.	22,477,698
102,750	Schlumberger Ltd.	8,727,585
292,950	Total SA – ADR	23,723,090
351,850	XTO Energy, Inc.	21,146,185

		113,207,634

	Paper Products — 1.32%
392,600	International Paper Co. (a)	15,331,030

	Pharmaceuticals — 7.03%
748,550	Bristol-Myers Squibb Co.	23,624,238
221,700	Hospira, Inc. (b)	8,655,168
451,500	Merck & Co., Inc.	22,484,700
478,450	Novartis AG – ADR	26,826,691

		81,590,797

	Railroads — 1.36%
301,050	Norfolk Southern Corp.	15,826,199

	Retail — 3.89%
543,150	CVS Corp.	19,797,818
312,400	Office Depot, Inc. (a)(b)	9,465,720
250,200	Target Corp.	15,912,720

		45,176,258

	Telecommunications — 5.46%
864,408	AT&T, Inc.	35,872,931
408,850	Corning, Inc. (b)	10,446,118
963,750	Motorola, Inc.	17,058,375

		63,377,424

	Utilities — 1.99%
267,550	Dominion Resources, Inc. (a)	23,092,241

		891,449,468

	JS Asset Management — 5.51%
	Airlines & Services — 0.29%
23,730	AMR Corp. (b)	625,286
67,080	UAL Corp. (b)	2,722,777

		3,348,063

	Automobile Production — 0.07%
80,200	Ford Motor Co.	755,484

	Business Services — 0.18%
293,430	BearingPoint, Inc. (b)	2,144,973

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common Stocks (continued)
	JS Asset Management (continued)
	Computer Software & Services — 0.20%
83,100	Dell, Inc. (b)	$2,372,505

	Conglomerates — 0.10%
29,890	General Electric Co.	1,144,189

	Electric Utility — 0.44%
52,000	Mirant Corp. (b)	2,217,800
107,460	Reliant Energy, Inc. (b)	2,896,047

		5,113,847

	Electronic Components & Instruments — 0.09%
316,700	Sanmina-SCI Corp. (b)	991,271

	Financial Services — 1.77%
13,100	Capital One Financial Corp.	1,027,564
41,450	Citigroup, Inc.	2,125,971
94,500	Countrywide Financial Corp.	3,435,075
62,880	Fannie Mae	4,107,950
64,460	Freddie Mac	3,912,722
19,430	J.P. Morgan Chase & Co.	941,384
11,950	MGIC Investment Corp.	679,477
155,400	W Holding Co., Inc.	410,256
88,800	Washington Mutual, Inc.	3,786,432

		20,426,831

	Food – Retail — 0.02%
8,430	Safeway, Inc.	286,873

	Food Processing — 0.15%
75,200	Tyson Foods, Inc., Class – A	1,732,608

	Homebuilding/Development — 0.26%
81,700	D.R. Horton, Inc.	1,628,281
63,600	Pulte Homes, Inc.	1,427,820

		3,056,101

	Insurance — 0.20%
67,200	Genworth Financial, Inc., Class – A	2,311,680

	Manufacturing — 0.41%
143,946	AU Optronics Corp. – ADR	2,475,871
68,640	Tyco International Ltd.	2,319,346

		4,795,217

	Oil & Gas — 0.03%
19,300	Aegean Marine Petroleum Network, Inc.	367,086

	Paper Products — 0.21%
843,610	Abitibi-Consolidated, Inc. (b)	2,480,213

	Pharmaceuticals — 0.21%
60,560	Sanofi-Aventis – ADR	2,438,751

	Telecommunications — 0.66%
245,950	Alcatel, SA – ADR	3,443,300

Shares	Security Description	Value
	Telecommunications (continued)
51,300	Motorola, Inc.	$908,010
21,983	Nortel Networks Corp. (b)	528,691
129,850	Sprint Nextel Corp.	2,689,194

		7,569,195

	Utilities — 0.22%
53,400	Peabody Energy Corp.	2,583,492

		63,918,379

	SSgA Funds Management, Inc. — 15.41%
	Advertising/Marketing — 0.00%
4,200	Interpublic Group of Cos., Inc. (b)	47,880

	Aerospace/Defense — 0.06%
100	Alliant Techsystems, Inc. (b)	9,915
600	DRS Technologies	34,362
7,540	Northrop Grumman Corp.	587,140
400	Spirit Aerosystems Holdings, Inc., Class – A (b)	14,420

		645,837

	Airlines & Services — 0.03%
2,100	Northwest Airlines Corp. (b)	46,620
14,389	Southwest Airlines Co.	214,540
1,100	UAL Corp. (b)	44,649
1,900	US Airways Group, Inc. (b)	57,513

		363,322

	Auto Parts — 0.03%
712	Autoliv, Inc.	40,491
1,100	BorgWarner, Inc.	94,644
4,167	Genuine Parts Co.	206,684
1,000	TRW Automotive Holdings Corp. (b)	36,830

		378,649

	Automobile Production — 0.07%
42,221	Ford Motor Co.	397,722
11,191	General Motors Corp., Class – H	423,020

		820,742

	Banking — 1.69%
3,800	American Capital Strategies	161,576
2,985	Associated Banc-Corp.	97,610
2,051	Astoria Financial Corp.	51,357
1,800	BanCorpSouth, Inc.	44,028
103,349	Bank of America Corp.	5,052,732
815	Bank of Hawaii Corp.	42,087
17,461	Bank of New York Co., Inc.	723,583
12,789	BB&T Corp.	520,257
524	BOK Financial Corp.	27,992
9,690	Capital One Financial Corp.	760,083

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Banking (continued)
200	Capitol Federal Financial	$7,384
4,500	CIT Group, Inc.	246,735
984	City National Corp.	74,873
3,955	Colonial BankGroup, Inc.	98,756
3,587	Comerica, Inc.	213,319
3,200	Commerce Bancorp, Inc.	118,368
1,699	Commerce Bancshares, Inc.	76,965
3,072	Compass Bancshares, Inc.	211,907
1,366	Cullen/Frost Bankers, Inc.	73,040
1,400	East-West BanCorp, Inc.	54,432
12,800	Fifth Third BanCorp	509,056
100	First Citizens BancShares, Class – A	19,440
3,971	Fulton Financial Corp.	57,262
7,200	Hudson City BanCorp, Inc.	87,984
6,000	Huntington Bancshares, Inc.	136,440
931	Janus Capital Group, Inc.	25,919
2,900	Jefferies Group, Inc.	78,242
9,100	KeyCorp	312,403
1,636	M & T Bank Corp.	174,888
6,048	Marshall & Ilsley Corp.	288,066
525	Mellon Financial Corp.	23,100
11,947	National City Corp.	398,074
757	Northern Trust Corp.	48,630
7,990	PNC Bank Corp.	571,924
6,610	Popular, Inc.	106,223
2,600	Sky Financial Group, Inc.	72,436
9,447	Sovereign BanCorp, Inc.	199,710
8,297	SunTrust Banks, Inc.	711,385
3,700	Synovus Financial Corp.	113,590
3,014	TCF Financial Corp.	83,789
40,549	U.S. Bancorp	1,336,089
1,103	UnionBanCal Corp.	65,849
3,092	Valley National BanCorp	69,539
44,594	Wachovia Corp.	2,285,442
2,060	Washington Federal, Inc.	50,079
1,200	Webster Financial Corp.	51,204
78,198	Wells Fargo & Co.	2,750,223
1,450	Whitney Holding Corp.	43,645
1,741	Wilmington Trust Corp.	72,269
2,560	Zions BanCorp.	196,890

		19,596,874

	Beverages — 0.16%
6,500	Anheuser-Busch Cos., Inc.	339,040
500	Brown-Forman Corp., Class – B	36,540
7,400	Coca-Cola Enterprises, Inc.	177,600
4,360	Constellation Brands, Inc., Class – A (b)	105,861

Shares	Security Description	Value
	Beverages (continued)
1,320	Molson Coors Brewing Co., Class – B	$122,047
2,500	Pepsi Bottling Group, Inc.	84,200
1,607	PepsiAmericas, Inc.	39,468
18,344	The Coca-Cola Co.	959,575

		1,864,331

	Biotechnology — 0.04%
6,400	Biogen Idec, Inc. (b)	342,400
1,100	Charles River Laboratories International, Inc. (b)	56,782
3,502	Millennium Pharmaceuticals (b)	37,016

		436,198

	Broadcasting — 0.06%
3,400	Cablevision Systems Corp. (b)	123,046
1	Citadel Broadcasting Co.	4
9,053	Clear Channel Communications, Inc.	342,385
2,884	Discovery Holding Co., Class – A (b)	66,303
600	Hearst – Argyle Television, Inc.	14,460
4,418	Liberty Global, Inc., Class – A (b)	181,315

		727,513

	Business Services — 0.02%
800	Cintas Corp.	31,544
1,200	Fair Isaac Corp.	48,144
734	Fidelity National Information Services, Inc.	39,842
600	Getty Images, Inc. (b)	28,686
800	Hewitt Associates, Inc. (b)	25,600
500	IMS Health, Inc.	16,065
1,300	ServiceMaster Co.	20,098
100	The Brink’s Co.	6,189

		216,168

	Cable — 0.08%
26,594	Comcast Corp., Class – A (b)	747,823
1,600	Time Warner Cable, Inc., Class – A (b)	62,672
7,018	Virgin Media, Inc.	171,029

		981,524

	Casinos/Gaming — 0.02%
1,883	Harrah’s Entertainment, Inc.	160,545
400	Station Casinos, Inc.	34,720

		195,265

	Chemicals — 0.30%
2,621	Air Products & Chemicals, Inc.	210,650

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Chemicals (continued)
100	Airgas, Inc.	$4,790
1,352	Ashland, Inc.	86,460
395	Cabot Corp.	18,834
900	Celanese Corp., Series – A	34,902
5,500	Chemtura Corp.	61,105
1,000	Cytec Industries, Inc.	63,770
22,249	Dow Chemical Co.	983,851
18,079	E.I. du Pont de Nemours & Co.	919,136
1,986	Eastman Chemical Co.	127,759
900	FMC Corp.	80,451
2,100	Huntsman Corp.	51,051
700	International Flavors & Fragrance, Inc.	36,498
3,900	KBR, Inc. (b)	102,297
1,219	Lubrizol Corp.	78,686
3,792	PPG Industries, Inc.	288,609
1,582	Rohm & Haas Co.	86,504
1,750	Sigma-Aldrich Corp.	74,673
2,100	The Mosaic Co. (b)	81,942
2,132	Valspar Corp.	60,570
300	Westlake Chemical Corp.	8,436

		3,460,974

	Clothing/Apparel — 0.05%
14,000	Gap, Inc.	267,400
2,800	Jones Apparel Group, Inc.	79,100
2,292	Liz Claiborne, Inc.	85,492
2,200	VF Corp.	201,476

		633,468

	Computer Software & Services — 0.15%
1,400	Affiliated Computer Services, Inc., Class – A (b)	79,408
3,500	Applera Corp.	106,890
3,600	CA, Inc.	92,988
4,700	Cadence Design Systems, Inc. (b)	103,212
361	Ceridian Corp. (b)	12,635
4,157	Computer Sciences Corp. (b)	245,887
1,310	Compuware Corp. (b)	15,537
5,025	Electronic Data Systems Corp.	139,343
2,500	Integrated Device Technology, Inc. (b)	38,175
3,594	NCR Corp. (b)	188,829
7,100	Novell, Inc. (b)	55,309
2,200	SanDisk Corp. (b)	107,668
17,970	Symantec Corp. (b)	362,993
7,969	Unisys Corp. (b)	72,837
3,600	Western Digital Corp. (b)	69,660

		1,691,371

Shares	Security Description	Value
	Computer Systems — 0.12%
3,200	Ingram Micro, Inc. (b)	$69,472
7,093	International Business Machines Corp.	746,538
1,000	Lexmark International Group, Inc. (b)	49,310
7,900	Seagate Technology	171,983
62,000	Sun Microsystems, Inc. (b)	326,120
1,221	Tech Data Corp. (b)	46,960

		1,410,383

	Conglomerates — 1.18%
1,100	3M Co.	95,469
21,050	Altria Group, Inc.	1,476,447
3,200	Dover Corp.	163,680
3,600	Fortune Brands, Inc.	296,532
213,012	General Electric Co.	8,154,098
2,000	Hawaiian Electric Industries, Inc.	47,380
2,657	Honeywell International, Inc.	149,536
3,757	IAC/Interactive Corp. (a)	130,030
3,702	ITT Industries, Inc.	252,773
2,310	Pentair, Inc.	89,097
4,979	Raytheon Co.	268,318
1,367	SPX Corp.	120,036
949	Teleflex, Inc.	77,609
2,508	Temple – Inland, Inc.	154,317
46,200	Tyco International Ltd.	1,561,098
9,000	United Technologies Corp.	638,370
300	W.W. Grainger, Inc.	27,915

		13,702,705

	Construction Materials & Supplies — 0.05%
1,100	Carlisle Cos., Inc.	51,161
2,700	Louisiana-Pacific Corp.	51,084
8,305	Masco Corp.	236,443
2,600	Owens Corning, Inc. (b)	87,438
388	RPM International, Inc.	8,967
1,836	Timken Co.	66,298
1,500	United Rentals, Inc. (b)	48,810

		550,201

	Consumer Products & Services — 0.02%
600	Jarden Corp. (b)	25,806
5,100	Mattel, Inc.	128,979
806	The Scotts Co.	34,610

		189,395

	Containers & Packaging — 0.03%
400	Avery Dennison Corp.	26,592
2,572	Bemis Co., Inc.	85,339
3,200	Sealed Air Corp.	99,264
2,454	Sonoco Products Co.	105,056

		316,251

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Education Services — 0.00%
100	Laureate Education, Inc. (b)	$6,166

	Electronic Components & Instruments — 0.22%
1,260	Arrow Electronics, Inc. (b)	48,422
9,800	Atmel Corp. (b)	54,488
1,638	Avnet, Inc. (b)	64,930
420	AVX Corp.	7,031
100	Beckman Coulter, Inc.	6,468
3,000	Eaton Corp.	279,000
3,106	Emerson Electric Co.	145,361
251	Energizer Holdings, Inc. (b)	25,000
8,074	General Dynamics Corp.	631,549
946	Hubbell, Inc., Class – B	51,292
1,300	International Rectifier Corp. (b)	48,438
1,400	Intersil Holding Corp.	44,044
1,600	Jabil Circuit, Inc.	35,312
942	Johnson Controls, Inc.	109,055
11,900	Micron Technology, Inc. (b)	149,107
1,400	Molex, Inc.	42,014
2,686	Parker-Hannifin Corp.	262,986
2,100	PerkinElmer, Inc.	54,726
8,500	Sanmina-SCI Corp. (b)	26,605
10,600	Solectron Corp. (b)	39,008
1,430	Tektronix, Inc.	48,248
1,300	Teradyne, Inc. (b)	22,854
4,900	Thermo Electron Corp. (b)	253,428
3,355	Vishay Intertechnology, Inc. (b)	53,076

		2,502,442

	Entertainment — 0.10%
6,000	Carnival Corp.	292,620
25,925	The Walt Disney Co.	885,080
1,100	Warner Music Group Corp.	15,895

		1,193,595

	Financial Services — 1.98%
220	A.G. Edwards, Inc.	18,601
3,730	Allied Capital Corp.	115,481
2,410	AMBAC Financial Group, Inc.	210,128
2,308	Americredit Corp. (b)	61,277
5,500	Ameriprise Financial, Inc.	349,635
2,800	Bear Stearns Cos., Inc.	392,000
600	Blackrock, Inc.	93,954
932	CapitalSource, Inc.	22,918
115,185	Citigroup, Inc.	5,907,838
3,100	Convergys Corp. (b)	75,144
13,854	Countrywide Credit Industries, Inc.	503,593
6,200	E*TRADE Group, Inc. (b)	136,958
22,700	Fannie Mae	1,482,991

Shares	Security Description	Value
	Financial Services (continued)
14,800	First Data Corp.	$483,516
3,000	First Horizon National Corp.	117,000
9,337	Freddie Mac	566,756
5,336	Goldman Sachs Group, Inc.	1,156,578
7,419	Hartford Financial Services Group, Inc.	730,846
1,494	IndyMac Mortgage Holdings, Inc.	43,580
3,085	iStar Financial, Inc.	136,758
79,540	J.P. Morgan Chase & Co.	3,853,712
1,800	Legg Mason, Inc.	177,084
12,426	Lehman Brothers Holdings, Inc.	925,986
15,195	Merrill Lynch & Co., Inc.	1,269,998
2,024	MGIC Investment Corp.	115,085
23,186	Morgan Stanley	1,944,842
1,200	Nationwide Financial Services, Inc.	75,864
7,649	New York Community BanCorp	130,186
100	NVR, Inc. (b)	67,975
1,600	Peoples United Financial, Inc.	28,368
5,897	Principal Financial Group	343,736
2,287	Raymond James Financial, Inc.	70,668
16,433	Regions Financial Corp.	543,932
100	Student Loan Corp.	20,390
2,000	TFS Financial Corp. (b)	23,080
20,561	Washington Mutual, Inc.	876,721
1,000	Western Union Co.	20,830

		23,094,009

	Food – Retail — 0.06%
6,052	Kroger Co.	170,243
10,300	Safeway, Inc.	350,508
4,949	Supervalu, Inc.	229,238

		749,989

	Food Processing — 0.35%
15,245	Archer-Daniels-Midland Co.	504,457
2,800	Bunge Ltd.	236,600
2,281	Campbell Soup Co.	88,526
11,591	ConAgra Foods, Inc.	311,334
1,700	Corn Products International, Inc.	77,265
3,150	Dean Foods Co.	100,391
5,000	Del Monte Foods Co.	60,800
7,399	General Mills, Inc.	432,250
3,537	H.J. Heinz Co.	167,901
1,809	Hormel Foods Corp.	67,566
1,400	J.M. Smucker Co.	89,124
1,500	Kellogg Co.	77,685
37,347	Kraft Foods, Inc.	1,316,481
648	McCormick & Co., Inc.	24,741
8,755	Sara Lee Corp.	152,337

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Food Processing (continued)
2,774	Smithfield Foods, Inc. (b)	$85,411
1,200	The Hershey Co.	60,744
5,418	Tyson Foods, Inc., Class – A	124,831
700	William Wrigley Jr. Co.	38,717

		4,017,161

	Funeral Services — 0.01%
7,040	Service Corp. International	89,971

	Furniture & Fixtures — 0.02%
1,227	Hillenbrand Industry, Inc.	79,755
4,140	Leggett & Platt, Inc.	91,287
1,172	Mohawk Industries, Inc. (b)	118,126

		289,168

	Health Care — 0.09%
2,000	Community Health Systems, Inc. (b)	80,900
5,600	Health Management Associates, Inc., Class – A	63,616
540	McKesson Corp.	32,206
2,476	Omnicare, Inc.	89,285
3,400	Tenet Healthcare Corp. (b)	22,134
1,825	Triad Hospitals, Inc. (b)	98,112
800	Universal Health Services, Inc.	49,200
7,819	WellPoint, Inc. (b)	624,190

		1,059,643

	Homebuilding/Development — 0.05%
500	Armstrong World Industries, Inc. (b)	25,075
2,700	Centex Corp.	108,270
7,272	D.R. Horton, Inc.	144,930
1,800	KB Home	70,866
3,148	Lennar Corp.	115,091
769	MDC Holdings, Inc.	37,189
3,168	Pulte Homes, Inc.	71,122
2,400	Toll Brothers, Inc. (b)	59,952

		632,495

	Hotels & Motels — 0.01%
4,012	Wyndham Worldwide Corp. (b)	145,475

	Household Products & Appliances — 0.26%
1,418	Alberto – Culver Co.	33,635
800	Avon Products, Inc.	29,400
287	Clorox Co.	17,823
900	Colgate-Palmolive Co.	58,365
2,730	Newell Rubbermaid, Inc.	80,344
44,300	Procter & Gamble Co.	2,710,717
490	Whirlpool Corp.	54,488

		2,984,772

Shares	Security Description	Value
	Insurance — 1.14%
7,200	ACE Ltd.	$450,144
2,264	Aetna, Inc.	111,842
1,000	AFLAC, Inc.	51,400
120	Alleghany Corp. (b)	48,780
1,400	Allied World Assurance Holdings Ltd.	71,750
14,185	Allstate Corp.	872,519
2,013	American Financial Group, Inc.	68,744
48,525	American International Group, Inc.	3,398,205
400	American National Insurance Co.	61,040
6,883	Aon Corp.	293,285
1,200	Arch Capital Group Ltd. (b)	87,048
1,500	Arthur J. Gallagher & Co.	41,820
3,000	Assurant, Inc.	176,760
3,600	Axis Capital Holdings Ltd.	146,340
9,350	Chubb Corp.	506,209
3,817	Cincinnati Financial Corp.	165,658
500	CNA Financial Corp.	23,845
3,600	Conseco, Inc. (b)	75,204
1,400	Endurance Specialty Holdings Ltd.	56,056
900	Erie Indemnity, Inc.	48,636
1,500	Everest Re Group Ltd.	162,960
5,189	Fidelity National Title Group, Inc., Class – A	122,979
2,200	First American Financial Corp.	108,900
1,100	Hanover Insurance Group, Inc.	53,669
1,206	HCC Insurance Holdings, Inc.	40,292
4,098	Leucadia National Corp.	144,455
6,341	Lincoln National Corp.	449,894
10,188	Loews Corp.	519,384
204	Markel Corp. (b)	98,850
12,900	Marsh & McLennan Cos., Inc.	398,352
3,056	MBIA, Inc.	190,144
600	Mercury General Corp.	33,066
11,031	MetLife, Inc.	711,279
5,435	Old Republic International Corp.	115,548
1,000	PartnerRe Ltd.	77,500
300	Philadelphia Consolidated Holding Corp. (b)	12,540
2,066	PMI Group, Inc.	92,288
17,120	Progressive Corp.	409,682
1,631	Protective Life Corp.	77,978
1,980	Radian Group, Inc.	106,920
800	Reinsurance Group of America, Inc.	48,192
1,700	RenaissanceRe Holdings Ltd.	105,383
2,500	SAFECO Corp.	155,650
1,400	StanCorp Financial Group, Inc.	73,472

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Insurance (continued)
2,270	Torchmark Corp.	$152,090
427	Transatlantic Holdings, Inc.	30,373
15,511	Travelers Companies, Inc.	829,839
1,069	Unitrin, Inc.	52,573
8,295	UnumProvident Corp.	216,582
2,855	W.R. Berkley	92,902
10,100	Wentworth Financial, Inc., Class – A	347,440
47	Wesco Financial Corp.	18,095
200	White Mountains Insurance Group Ltd.	121,204
3,800	XL Capital Ltd., Class – A	320,302

		13,246,062

	Machinery, Tools & Engineering — 0.10%
700	AGCO Corp. (b)	30,387
700	Black & Decker Corp.	61,817
1,200	Crane Co.	54,540
5,034	Deere & Co.	607,805
100	Flowserve Corp.	7,160
2,900	Illinois Tool Works, Inc.	157,151
400	Kennametal, Inc.	32,812
1,000	Novellus Systems (b)	28,370
260	Pall Corp.	11,957
200	Shaw Group, Inc. (b)	9,258
1,221	Snap-On, Inc.	61,673
1,300	Stanley Works	78,910

		1,141,840

	Manufacturing — 0.07%
300	Carpenter Technology Corp.	39,093
2,900	Cooper Industries Ltd., Class – A	165,561
1,200	Gardner Denver, Inc. (b)	51,060
6,600	Ingersoll-Rand Co., Ltd. Class – A	361,812
1,400	Lennox International	47,922
300	Lincoln Electric Holdings, Inc.	22,272
1,100	URS Corp. (b)	53,405
1,900	USG Corp. (b)	93,176

		834,301

	Media — 0.26%
14,947	CBS Corp., Class – B	498,034
3,005	Liberty Media Capital Corp. – Capital (b)	353,628
6,111	Liberty Media Holding Corp. – Interactive (b)	136,459
18,428	News Corp., Class – A	390,858
75,102	Time Warner, Inc.	1,580,146

		2,959,125

Shares	Security Description	Value
	Medical Equipment & Supplies — 0.09%
7,700	Amgen, Inc. (b)	$425,733
977	Bausch & Lomb, Inc.	67,843
31,000	Boston Scientific Corp. (b)	475,540
700	Invitrogen Corp. (b)	51,625
500	The Cooper Cos., Inc.	26,660

		1,047,401

	Metals — 0.18%
20,238	Alcoa, Inc.	820,246
3,000	Commercial Metals Co.	101,310
1,583	Freeport-McMoran Copper & Gold, Inc., Class – B	131,104
5,800	Newmont Mining Corp.	226,548
5,400	Nucor Corp.	316,710
1,400	Reliance Steel & Aluminum Co.	78,764
760	Rowan Cos., Inc.	31,145
1,500	Steel Dynamics	62,865
2,752	United States Steel Corp.	299,280

		2,067,972

	Motion Pictures & Services — 0.00%
300	Dreamworks Animation SKG, Inc. (b)	8,652

	Office Equipment — 0.04%
970	Pitney Bowes, Inc.	45,415
210	Steelcase, Inc.	3,885
21,800	Xerox Corp. (b)	402,864

		452,164

	Oil & Gas — 2.10%
1,900	AGL Resources, Inc.	76,912
10,800	Anadarko Petroleum Corp.	561,492
7,690	Apache Corp.	627,427
2,200	Atmos Energy Corp.	66,132
4,500	Chesapeake Energy Corp.	155,700
50,074	ChevronTexaco Corp.	4,218,234
1,900	Cimarex Energy Co.	74,879
38,101	ConocoPhillips	2,990,929
10,316	Devon Energy Corp.	807,640
29,388	Duke Energy Corp.	537,800
1,700	Energen Corp.	93,398
5,700	EOG Resources, Inc.	416,442
348	Equitable Resources, Inc.	17,247
104,475	Exxon Mobil Corp.	8,763,363
1,800	Forest Oil Corp. (b)	76,068
1,300	Frontier Oil Corp.	56,901
400	Helix Energy Solutions Group, Inc. (b)	15,964
2,400	Helmerich & Payne, Inc.	85,008
6,620	Hess Corp.	390,315
5,223	Lyondell Chemical Co.	193,878

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Oil & Gas (continued)
16,024	Marathon Oil Corp.	$960,799
4,391	MDU Resources Group, Inc.	123,124
4,400	Murphy Oil Corp.	261,536
800	Nabors Industries Ltd. (b)	26,704
3,078	Newfield Exploration Co. (b)	140,203
3,460	Noble Energy, Inc.	215,869
19,406	Occidental Petroleum Corp.	1,123,219
2,800	ONEOK, Inc.	141,148
3,700	Patterson-UTI Energy, Inc.	96,977
3,000	Pioneer Natural Resources Co.	146,130
1,700	Plains Exploration & Production Co. (b)	81,277
1,356	Pogo Producing Co.	68,871
670	Pride International, Inc. (b)	25,098
500	Seacor Holdings, Inc. (b)	46,680
2,580	Southern Union Co.	84,082
15,044	Spectra Energy Corp.	390,542
1,500	St. Mary Land & Exploration Co.	54,930
2,400	UGI Corp.	65,472
2,718	Valero Energy Corp.	200,751
1,903	Vectren Corp.	51,248

		24,530,389

	Paper Products — 0.14%
5,197	Domtar Corp. (b)	57,999
10,184	International Paper Co.	397,684
5,913	Kimberly-Clark Corp.	395,521
4,593	MeadWestvaco Corp.	162,225
1,662	Rayonier, Inc.	75,023
6,600	Smurfit-Stone Container Corp. (b)	87,846
5,006	Weyerhaeuser Co.	395,114

		1,571,412

	Pharmaceuticals — 0.78%
2,414	AmerisourceBergen Corp.	119,421
11,800	Eli Lilly & Co.	659,384
42,200	Johnson & Johnson, Inc.	2,600,364
6,100	King Pharmaceuticals, Inc. (b)	124,806
1,300	Lifepoint Hospitals, Inc. (b)	50,284
8,809	Merck & Co., Inc.	438,688
163,500	Pfizer, Inc.	4,180,695
978	Watson Pharmaceuticals, Inc. (b)	31,814
14,900	Wyeth	854,366

		9,059,822

	Photography/Imaging Technology — 0.02%
6,930	Eastman Kodak Co.	192,862

	Publishing & Printing — 0.10%
2,100	E.W. Scripps Co., Class A	95,949

Shares	Security Description	Value
	Publishing & Printing (continued)
5,487	Gannett Co., Inc.	$301,511
3,627	Idearc, Inc.	128,142
1,213	McClatchy Co., Class – A	30,701
2,538	New York Times Co., Class – A	64,465
1,700	R. H. Donnelley Corp. (b)	128,826
5,222	R.R. Donnelley & Sons Co.	227,209
1,987	Tribune Co.	58,418
114	Washington Post Co., Class – B	88,474

		1,123,695

	Railroads — 0.08%
500	Burlington Northern Santa Fe Corp.	42,570
8,410	CSX Corp.	379,123
700	Kansas City Southern Industries, Inc. (b)	26,278
4,480	Norfolk Southern Corp.	235,514
100	Trinity Industries, Inc.	4,354
2,449	Union Pacific Corp.	282,002

		969,841

	Real Estate — 0.04%
2,401	AMB Property Corp.	127,781
4,983	Kimco Realty Corp.	189,703
3,803	Plum Creek Timber Co., Inc.	158,433
600	Ryland Group, Inc.	22,422

		498,339

	Real Estate Investment Trusts — 0.36%
6,352	Annaly Mortgage Management, Inc.	91,596
2,104	Apartment Investment & Management Co.	106,084
5,300	Archstone-Smith Trust	313,283
1,900	AvalonBay Communities, Inc.	225,872
2,366	Boston Properties, Inc.	241,640
2,100	Brandywine Realty Trust	60,018
1,258	BRE Properties, Class – A	74,587
700	Brookdale Senior Living, Inc.	31,899
1,400	Camden Property Trust	93,758
1,500	CBL & Associates Properties, Inc.	54,075
1,200	Colonial Properties Trust	43,740
2,916	Developers Diversified Realty Corp.	153,702
2,400	Douglas Emmett, Inc.	59,376
900	Duke Realty Corp.	32,103
6,771	Equity Residential Properties Trust	308,961
300	Essex Property Trust, Inc.	34,890
700	Federal Realty Investment Trust	54,082
1,999	General Growth Properties, Inc.	105,847

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Real Estate Investment Trusts (continued)
4,796	Health Care Property Investors, Inc.	$138,748
1,900	Health Care REIT, Inc.	76,684
2,250	Hospitality Properties Trust	93,353
12,149	Host Marriott Corp.	280,885
5,200	HRPT Properties Trust	54,080
2,213	Liberty Property Trust	97,217
1,667	Mack-Cali Realty Corp.	72,498
741	ProLogis Trust	42,163
2,700	Public Storage, Inc.	207,414
1,700	Regency Centers Corp.	119,850
2,417	Simon Property Group, Inc.	224,878
1,397	SL Green Realty Corp.	173,074
600	Taubman Centers, Inc.	29,766
2,800	Thornburg Mortgage, Inc.	73,304
3,200	Vornado Realty Trust	351,487

		4,120,914

	Recreation — 0.04%
1,763	Brunswick Corp.	57,527
4,530	Expedia, Inc. (b)	132,684
2,459	Hasbro, Inc.	77,237
800	International Speedway Corp.	42,168
3,100	Royal Caribbean Cruises Ltd.	133,238

		442,854

	Rental & Leasing — 0.01%
1,556	Avis Budget Group, Inc. (b)	44,237
2,600	Hertz Global Holdings, Inc. (b)	69,082

		113,319

	Restaurants — 0.10%
22,084	McDonald’s Corp.	1,120,984

	Retail — 0.31%
100	AnnTaylor Stores Corp. (b)	3,542
4,017	AutoNation, Inc. (b)	90,141
1,000	Barnes & Noble, Inc.	38,470
1,700	BJ’s Wholesale Club, Inc. (b)	61,251
2,227	Circuit City Stores, Inc.	33,583
3,253	Costco Wholesale Cos.	190,366
16,936	CVS Corp.	617,317
1,400	Dillards, Inc., Class – A	50,302
3,174	Foot Locker, Inc.	69,193
19,300	Home Depot, Inc.	759,455
10,520	Macy’s, Inc.	418,486
904	Officemax, Inc.	35,527
700	RadioShack Corp.	23,198
12,500	Rite Aid Corp. (b)	79,750
471	Saks, Inc.	10,056
1,888	Sears Holding Corp. (b)	320,016

Shares	Security Description	Value
	Retail (continued)
1,100	United Auto Group, Inc.	$23,419
14,900	Wal-Mart Stores, Inc.	716,839

		3,540,911

	Semiconductors — 0.02%
7,600	Advanced Micro Devices, Inc. (b)	108,680
1,500	Cree Research, Inc. (b)	38,775
1,300	Fairchild Semiconductor International (b)	25,116
7,272	LSI Logic Corp. (b)	54,613
200	Rambus, Inc. (b)	3,596

		230,780

	Telecommunications — 1.14%
2,728	ADC Telecommunications, Inc. (b)	50,004
7,998	Alltel Corp.	540,265
143,599	AT&T, Inc.	5,959,359
7,800	Avaya, Inc. (b)	131,352
2,576	CenturyTel, Inc.	126,353
6,560	Citizens Communications Co.	100,171
1,000	Crown Castle International Corp. (b)	36,270
3,585	Embarq Corp.	227,181
2,200	JDS Uniphase Corp. (b)	29,546
3,700	Juniper Networks, Inc. (b)	93,129
1,900	L-3 Communications Holdings, Inc.	185,041
53,900	Motorola, Inc.	954,030
37,500	Qwest Communications International, Inc. (b)	363,750
65,509	Sprint Nextel Corp.	1,356,691
1,326	Telephone & Data Systems, Inc.	82,968
10,989	Tellabs, Inc. (b)	118,242
157	U.S. Cellular Corp. (b)	14,224
67,653	Verizon Communications, Inc.	2,785,274
4,999	Windstream Corp.	73,785

		13,227,635

	Tobacco — 0.04%
1,000	Carolina Group	77,270
4,002	Reynolds American, Inc.	260,930
1,745	UST, Inc.	93,724

		431,924

	Transportation — 0.05%
1,100	Alexander & Baldwin, Inc.	58,421
1,200	FedEx Corp.	133,164
500	GATX Corp.	24,625
2,100	Laidlaw International, Inc.	72,555
700	Overseas Shipholding Group, Inc.	56,980

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Transportation (continued)
1,587	Ryder Systems, Inc.	$85,381
900	Teekay Corp.	52,119
566	Tidewater, Inc.	40,118
1,400	YRC Worldwide, Inc. (b)	51,520

		574,883

	Utilities — 0.86%
2,871	Alliant Energy Corp.	111,538
4,990	Ameren Corp.	244,560
9,310	American Electric Power, Inc.	419,322
2,916	Aqua America, Inc.	65,581
5,500	CMS Energy Corp.	94,600
6,288	Consolidated Edison, Inc.	283,715
933	Constellation Energy Group, Inc.	81,330
4,067	Detroit Edison Co.	196,111
8,138	Dominion Resources, Inc.	702,390
1,242	DPL, Inc.	35,198
6,612	Dynegy, Inc., Class – A (b)	62,417
7,626	Edison International	427,971
16,315	El Paso Energy Corp.	281,107
4,033	Energy East Corp.	105,221
4,594	Entergy Corp.	493,166
8,550	Exelon Corp.	620,729
7,150	FirstEnergy Corp.	462,820
9,508	Florida Power & Light, Inc.	539,484
2,000	Great Plains Energy, Inc.	58,240
1,800	Integrys Energy Group, Inc.	91,314
4,290	KeySpan Corp.	180,094
1,889	Mirant Corp. (b)	80,566
2,100	National Fuel Gas Co.	90,951
6,612	NiSource, Inc.	136,935
3,798	Northeast Utilities	107,711
1,100	NRG Energy, Inc. (b)	45,727
2,638	NSTAR	85,603
2,207	OGE Energy Corp.	80,887
4,783	Pepco Holdings, Inc.	134,881
8,200	PG&E Corp.	371,460
2,398	Pinnacle West Capital Corp.	95,560
2,316	PPL Corp.	108,366
5,970	Progress Energy, Inc.	272,172
2,700	Progress Energy, Inc. (b)(c)	0
5,949	Public Service Enterprise Group, Inc.	522,203
2,883	Puget Energy, Inc.	69,711
2,636	Questar Corp.	139,313
8,264	Reliant Resources, Inc. (b)	222,715
2,798	SCANA Corp.	107,135
6,117	Sempra Energy	362,310
4,400	Sierra Pacific Resources (b)	77,264

Shares or Principal Amount	Security Description	Value
	Utilities (continued)
17,502	Southern Co.	$600,144
5,100	Teco Energy, Inc.	87,618
2,900	TXU Corp.	195,170
2,311	Williams Cos., Inc.	73,074
2,810	Wisconsin Energy Corp.	124,286
9,770	Xcel Energy, Inc.	199,992

		9,948,662

	Waste Disposal — 0.03%
5,740	Allied Waste Industries, Inc. (b)	77,260
235	Republic Services, Inc.	7,200
5,261	Waste Management, Inc.	205,443

		289,903

		178,740,583

	Total Common Stocks (cost $930,247,994)	1,134,108,430

	Securities Held as Collateral for Securities on Loan — 4.29%
49,689,834	State Street Navigator Securities Lending Prime Portfolio	49,689,834
$76,873	Various U.S. Treasury Bonds and Notes 0.875% to 3.875%, 4/15/10 to 4/15/29	95,686

	Total Securities Held as Collateral for Securities on Loan (cost $49,785,520)	49,785,520

	Commercial Paper — 1.19%
	Institutional Capital Corp. — 1.19%
13,800,000	United Parcel Service CP, Zero Coupon, 5.21%, 7/5/07*	13,792,118

	Total Commercial Paper (cost $13,792,118)	13,792,118

	Time Deposit — 0.44%
	Institutional Capital Corp. — 0.05%
529,431	Liquidity Management Control System Time Deposit	529,431

	JS Asset Management — 0.39%
4,541,195	Liquidity Management Control System Time Deposit	4,541,195

	Total Time Deposit (cost $5,070,626)	5,070,626

	Money Market Funds — 0.43%
	SSgA Funds Management, Inc. — 0.43%
1,892,976	Alliance Money Market Fund Prime Portfolio, 5.29% (d)	1,892,976
3,037,638	Federated Prime Obligations, 5.17% (d)	3,037,638

	Total Money Market Funds (cost $4,930,614)	4,930,614

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (concluded) — June 30, 2007

Principal Amount	Security Description	Value
	Treasury Bills — 0.03%
	SSgA Funds Management, Inc. — 0.03%
$405,000	U.S. Treasury Bills, 4.76%, 9/6/07 (e)*	$401,529

	Total Treasury Bills (cost $401,499)	401,529

	Total Investments (cost $1,004,228,371) — 104.15%	1,208,088,837
	Liabilities in excess of other assets — (4.15)%	(48,083,426)

	Net Assets — 100.00%	$1,160,005,411

(a)	All or part of this security has been placed on loan as of June 30, 2007.

(b)	Represents non-income producing security.

(c)	Escrow Security due to bankruptcy.

(d)	Variable rate security. The rate reflected in the Portfolio of Investments is the rate in effect on June 30, 2007. The maturity date represents the actual maturity date.

(e)	All or part of this security has been pledged as collateral for Futures contracts held by the Fund.

*	Rate disclosed represents effective yield at purchase.

ADR — American Depositary Receipt

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Long Positions	Market Value	Expiration	Unrealized Gain/(Loss)
34	S&P 500 E-mini Future	$2,576,180	Sep-07	$13,153
3	S&P 400 E-mini Future	271,260	Sep-07	(2,137)
3	Russell 1000 Future	1,237,425	Sep-07	(6,466)
3	Russell 1000 Value Future	1,296,225	Sep-07	(11,791)

	Total Unrealized Loss			$(7,241)

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments — June 30, 2007

Shares	Security Description	Value
	Common Stocks — 97.61%
	Sustainable Growth Advisers, L.P. — 22.06%
	Banking — 0.90%
217,600	State Street Corp.	$14,883,840

	Beverages-Non-Alcoholic — 0.69%
218,200	Coca-Cola Co.	11,414,042

	Biotechnology — 1.20%
307,200	Genzyme Corp. (a)	19,783,680

	Communications Equipment — 0.86%
326,100	Qualcomm, Inc.	14,149,479

	Consumer Products — 0.84%
213,800	Colgate-Palmolive Co.	13,864,930

	Data Processing & Reproduction — 1.34%
456,300	Automatic Data Processing, Inc.	22,116,861

	E-Commerce — 0.65%
336,100	eBay, Inc. (a)	10,815,698

	Food & Beverages — 2.40%
277,200	PepsiCo, Inc.	17,976,420
428,500	Starbucks Corp. (a)	11,243,840
275,000	Whole Foods Market, Inc. (b)	10,532,500

		39,752,760

	Food Products – Distribution — 0.87%
434,800	Sysco Corp.	14,344,052

	Household Products — 1.06%
286,500	Procter & Gamble Co.	17,530,935

	Industrial Conglomerates — 1.43%
616,800	General Electric Co.	23,611,104

	Insurance — 0.66%
155,000	American International Group, Inc.	10,854,650

	Medical Products — 1.46%
276,000	Medtronic, Inc.	14,313,360
154,400	Stryker Corp. (b)	9,741,096

		24,054,456

	Pharmaceuticals — 1.85%
235,500	Johnson & Johnson	14,511,510
391,100	Teva Pharmaceutical Industries Ltd. – ADR	16,132,875

		30,644,385

	Retail – Specialty — 2.60%
197,500	Costco Wholesale Corp.	11,557,700
446,500	Lowe’s Cos., Inc.	13,703,085
753,700	Staples, Inc.	17,885,301

		43,146,086

Shares	Security Description	Value
	Software — 2.33%
249,100	Electronic Arts, Inc. (a)	$11,787,412
569,500	Microsoft Corp.	16,783,165
193,900	SAP AG – ADR (b)	9,902,473

		38,473,050

	Transportation & Shipping — 0.92%
137,100	FedEx Corp.	15,213,987

		364,653,995

	Jennison Associates LLC — 35.36%
	Aerospace/Defense — 1.56%
138,400	Boeing Co.	13,308,544
175,800	United Technologies Corp.	12,469,494

		25,778,038

	Apparel — 1.62%
282,900	Coach, Inc. (a)	13,406,631
151,800	Nike, Inc., Class – B	8,848,422
214,500	Saks, Inc. (b)	4,579,575

		26,834,628

	Banking — 0.66%
182,700	UBS AG	10,963,827

	Biotechnology — 1.80%
146,600	Genentech, Inc. (a)	11,091,756
482,600	Gilead Sciences, Inc. (a)	18,710,402

		29,802,158

	Casinos/Gaming — 0.40%
166,500	International Game Technology, Inc.	6,610,050

	Chemicals — 0.56%
137,800	Monsanto Co.	9,307,012

	Communications Equipment — 0.94%
359,700	Qualcomm, Inc.	15,607,383

	Computer Hardware — 2.93%
97,300	Akamai Technologies (a)(b)	4,732,672
138,300	Apple, Inc. (a)	16,878,132
272,200	Hewlett Packard Co.	12,145,564
237,900	Juniper Networks, Inc. (a)(b)	5,987,943
43,600	Research In Motion Ltd. (a)	8,719,564

		48,463,875

	Computer Software — 0.52%
104,500	Ciena Corp. (a)(b)	3,775,585
116,400	NVIDIA Corp. (a)	4,808,484

		8,584,069

	Consumer Finance — 0.37%
100,900	American Express Co.	6,173,062

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common Stocks (continued)
	Jennison Associates LLC (continued)
	Consumer Products — 0.70%
177,500	Colgate-Palmolive Co.	$11,510,875

	Department Stores — 0.95%
31,600	J.C. Penney Co., Inc.	2,287,208
79,400	Kohl’s Corp. (a)	5,639,782
121,400	Target Corp.	7,721,040

		15,648,030

	Electronic Forms — 1.05%
433,100	Adobe Systems, Inc. (a)	17,388,965

	Equipment & Services — 0.13%
60,600	Suntech Power Holdings Co., Ltd., – ADR (a)(b)	2,210,082

	Financial Services — 2.09%
494,900	Charles Schwab Corp.	10,155,348
47,300	Goldman Sachs Group, Inc.	10,252,275
128,600	Lazard Ltd., Class – A (b)	5,790,858
113,000	NYSE Euronext (b)	8,319,060

		34,517,541

	Food & Beverages — 1.05%
268,600	PepsiCo, Inc.	17,418,710

	Food & Staples Retailing — 0.22%
61,700	Costco Wholesale Corp.	3,610,684

	Health Care – Drugs/Pharmaceuticals — 0.47%
254,600	Schering-Plough Corp.	7,750,024

	Health Care Equipment & Supplies — 1.18%
83,800	Alcon, Inc.	11,305,458
196,700	St. Jude Medical, Inc. (a)	8,161,083

		19,466,541

	Hotels/Motels — 0.54%
205,000	Marriott International, Inc., Class – A	8,864,200

	Household Products — 0.53%
142,162	Procter & Gamble Co.	8,698,893

	Industrial Conglomerates — 1.05%
451,900	General Electric Co.	17,298,732

	Insurance — 0.78%
184,700	American International Group, Inc.	12,934,541

	Media — 1.85%
547,800	News Corp., Class – A	11,618,838
555,200	The Walt Disney Co.	18,954,528

		30,573,366

	Medical Products — 0.73%
159,500	Baxter International, Inc.	8,986,230

Shares	Security Description	Value
	Medical Products (continued)
141,700	Elan Corp., PLC (a)	$3,107,481

		12,093,711

	Networking Products — 1.03%
609,300	Cisco Systems, Inc. (a)	16,969,005

	Oil & Gas — 0.92%
124,100	Occidental Petroleum Corp.	7,182,908
94,600	Schlumberger Ltd.	8,035,324

		15,218,232

	Pharmaceuticals — 3.69%
219,600	Abbott Laboratories	11,759,580
138,700	Merck & Co., Inc.	6,907,260
133,800	Novartis AG – ADR	7,502,166
172,600	Roche Holdings AG – ADR	15,308,118
176,900	Teva Pharmaceutical Industries Ltd. – ADR	7,297,125
209,900	Wyeth	12,035,666

		60,809,915

	Publishing & Printing — 0.31%
76,300	McGraw-Hill Cos., Inc.	5,194,504

	Semiconductors — 0.93%
97,700	Broadcom Corp., Class – A (a)	2,857,725
523,600	Marvell Technology Group Ltd. (a)(b)	9,534,756
79,800	Microchip Technology, Inc.	2,955,792

		15,348,273

	Semiconductors & Semiconductor Equipment — 0.86%
599,800	Intel Corp.	14,251,248

	Software — 0.78%
436,900	Microsoft Corp.	12,875,443

	Telecommunications — 0.38%
77,600	NII Holdings, Inc. (a)	6,265,424

	Web Portals — 1.78%
56,200	Google, Inc., Class – A (a)	29,413,956

		584,454,997

	SSgA Funds Management, Inc. — 40.19%
	Advertising — 0.17%
3,300	Clear Channel Outdoor Holdings, Inc. (a)	93,522
25,006	Interpublic Group of Cos., Inc. (a)	285,068
7,516	Lamar Advertising Co.	471,704
11,211	Monster Worldwide, Inc. (a)	460,772
28,638	Omnicom Group, Inc.	1,515,524

		2,826,590

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Aerospace/Defense — 1.15%
2,442	Alliant Techsystems, Inc. (a)	$242,124
2,600	Armor Holdings, Inc. (a)	225,862
8,000	BE Aerospace, Inc. (a)	330,400
668,199	Boeing Co.	6,558,016
200	Drs Technologies, Inc.	11,454
4,900	General Dynamics Corp.	383,278
10,100	Goodrich Corp.	601,556
30,500	Lockheed Martin Corp.	2,870,965
2,300	Northrop Grumman Corp.	179,101
12,000	Precision Castparts Corp.	1,456,320
14,900	Rockwell Collins, Inc.	1,052,536
3,700	Spirit Aerosystems Holdings, Inc., Class – A (a)	133,385
10,600	Textron, Inc.	1,167,166
52,526	United Technologies Corp.	3,725,669

		18,937,832

	Airlines — 0.10%
2,100	Aircastle Ltd.	83,601
20,800	AMR Corp. (a)	548,080
1,500	Copa Holdings SA Class – A	100,860
20,800	Delta Air Lines, Inc. (a)	409,760
15,100	Northwest Airlines Corp. (a)	335,220
5,900	UAL Corp. (a)	239,481

		1,717,002

	Apparel — 0.49%
7,640	Abercrombie & Fitch Co.	557,567
15,000	American Eagle Outfitters, Inc.	384,900
32,116	Coach, Inc. (a)	1,521,977
6,900	Crocs, Inc. (a)	296,907
4,700	GUESS?, Inc.	225,788
8,362	Hanesbrands, Inc. (a)	226,025
30,741	Limited Brands	843,840
30,844	Nike, Inc., Class – B	1,797,898
4,800	Phillips-Van Heusen Corp.	290,736
5,400	Polo Ralph Lauren Corp.	529,794
12,190	Ross Stores, Inc.	375,452
39,850	TJX Cos., Inc.	1,095,875

		8,146,759

	Auto/Related Products — 0.20%
300	BorgWarner, Inc.	25,812
5,900	Copart, Inc. (a)	180,481
18,900	Goodyear Tire & Rubber Co. (a)	656,964
13,600	Johnson Controls, Inc.	1,574,472
6,700	Oshkosh Truck Corp.	421,564
9,000	RPM International, Inc.	207,990
3,500	Thor Industries, Inc.	157,990

		3,225,273

Shares	Security Description	Value
	Automotive Rental — 0.03%
1,130	Avis Budget Group, Inc. (a)	$32,126
18,100	Hertz Global Holdings, Inc. (a)	480,917

		513,043

	Banking — 0.32%
4,722	Commerce Bancorp, Inc.	174,667
18,768	Hudson City Bancorp, Inc.	229,345
33,000	Mellon Financial Corp.	1,452,000
16,100	Northern Trust Corp.	1,034,264
35,611	SLM Corp.	2,050,481
9,020	Synovus Financial Corp.	276,914

		5,217,671

	Beverages – Non-Alcoholic — 0.43%
132,052	Coca-Cola Co.	6,907,640
5,600	Hansen Natural Corp. (a)	240,688

		7,148,328

	Biotechnology — 0.94%
71,835	Amgen, Inc. (a)	3,971,758
2,900	Applera Corp. – Applied Biosystems Group	88,566
33,140	Celgene Corp. (a)	1,899,916
5,585	Cephalon, Inc. (a)	448,978
4,700	Gen-Probe, Inc. (a)	283,974
40,274	Genentech, Inc. (a)	3,047,131
23,180	Genzyme Corp. (a)	1,492,792
80,624	Gilead Sciences, Inc. (a)	3,125,792
5,700	ImClone Systems, Inc. (a)	201,552
1,447	Invitrogen Corp. (a)	106,716
8,622	Pharmaceutical Product Development, Inc.	329,964
3,600	Techne Corp. (a)	205,956
10,900	Vertex Pharmaceuticals, Inc. (a)	311,304

		15,514,399

	Brokerage Services — 0.07%
4,700	CBOT Holding, Inc., Class – A (a)	971,020
7,800	Nasdaq Stock Market, Inc. (a)	231,738

		1,202,758

	Business Services — 0.79%
51,400	Accenture Ltd., Class – A	2,204,545
6,775	Alliance Data Systems Corp. (a)	523,572
5,230	CDW Corp. (a)	444,393
6,739	ChoicePoint, Inc. (a)	286,071
8,971	Cintas Corp.	353,727
5,416	Dun & Bradstreet Corp.	557,740
15,540	Ecolab, Inc.	663,558
12,004	Equifax, Inc.	533,218
516	Fair, Isaac and Co., Inc.	20,702

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Business Services (continued)
14,013	Fidelity National Information Services, Inc.	$760,626
2,100	Getty Images, Inc. (a)	100,401
6,100	Global Payments, Inc.	241,865
5,100	Hewitt Associates, Inc., Class –A (a)	163,200
15,626	Iron Mountain, Inc. (a)	408,307
7,300	Manpower, Inc.	673,352
6,900	Mastercard, Inc., Class – A	1,144,503
5,600	Neustar, Inc. (a)	162,232
30,099	Paychex, Inc.	1,177,472
15,600	Pitney Bowes, Inc.	730,392
12,749	Robert Half International, Inc.	465,339
7,500	Salesforce.com, Inc. (a)	321,450
5,600	Scientific Games Corp., Class –A (a)	195,720
3,100	The Corporate Executive Board Co.	201,221
20,400	The ServiceMaster Co.	315,384
4,500	W.W. Grainger, Inc.	418,725

		13,067,715

	Casinos/Gaming — 0.23%
9,300	Harrah’s Entertainment, Inc.	792,918
28,760	International Game Technology, Inc.	1,141,772
10,280	MGM Mirage, Inc. (a)	847,894
6,500	Penn National Gaming, Inc. (a)	390,585
2,200	Station Casinos, Inc.	190,960
4,500	Wynn Resorts Ltd.	403,605

		3,767,734

	Chemicals — 0.55%
8,800	Air Products & Chemicals, Inc.	707,256
5,400	Airgas, Inc.	258,660
6,900	Albemarle Corp.	265,857
4,000	Cabot Corp.	190,720
7,500	Celanese Corp., Class – A	290,850
12,700	E.I. du Pont de Nemours & Co.	645,668
5,700	International Flavors & Fragrance, Inc.	297,198
1,600	Lubrizol Corp.	103,280
47,100	Monsanto Co.	3,181,134
5,700	Mosaic Co. (a)	222,414
12,500	Nalco Holding Co.	343,125
27,600	Praxair, Inc.	1,986,924
7,100	Rohm & Haas Co.	388,228
3,400	Sigma-Aldrich Corp.	145,078

		9,026,392

Shares	Security Description	Value
	Communications Equipment — 0.71%
36,227	American Tower Corp., Class – A (a)	$1,521,534
10,100	Avaya, Inc. (a)	170,084
7,400	Ciena Corp. (a)	267,362
5,300	Commscope, Inc. (a)	309,255
16,450	Crown Castle International Corp. (a)	596,642
12,100	Harris Corp.	660,055
35,142	Juniper Networks, Inc. (a)	884,524
3,600	L-3 Communications Holdings, Inc.	350,604
4,400	Leap Wireless International, Inc. (a)	371,800
144,320	Qualcomm, Inc.	6,262,044
8,700	SBA Communications Corp. (a)	292,233

		11,686,137

	Computer Hardware — 2.57%
74,900	Apple Computer, Inc. (a)	9,140,796
34,700	Brocade Communications Systems, Inc. (a)	271,354
196,731	Dell, Inc. (a)	5,616,670
181,773	EMC Corp. (a)	3,290,091
231,800	Hewlett Packard Co.	10,342,916
102,337	International Business Machines Corp.	10,770,969
4,474	Lexmark International, Inc. (a)	220,613
4,650	National Instruments Corp.	151,451
8,000	NAVTEQ (a)	338,720
32,537	Network Appliance, Inc. (a)	950,080
11,700	SanDisk Corp. (a)	572,598
17,800	Seagate Technology	387,506
32,736	Solectron Corp. (a)	120,468
78,800	Sun Microsystems, Inc. (a)	414,488
5,700	Western Digital Corp. (a)	110,295

		42,699,015

	Computer Services — 0.71%
6,600	Acxiom Corp.	174,570
3,395	Affiliated Computer Services, Inc., Class – A (a)	192,564
14,100	Akamai Technologies, Inc. (a)	685,824
26,400	Amazon.com, Inc. (a)	1,806,024
11,100	Ceridian Corp. (a)	388,500
5,700	Cerner Corp. (a)	316,179
12,200	Cognizant Tech Solutions Corp. (a)	916,098
4,751	DST Systems, Inc. (a)	376,327
25,300	Electronic Data Systems Corp.	701,569
3,400	F5 Networks, Inc. (a)	274,040
3,700	FactSet Research Systems, Inc.	252,895

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Computer Services (continued)
10,332	First Data Corp.	$337,546
14,560	Fiserv, Inc. (a)	827,008
15,214	IMS Health, Inc.	488,826
1,900	NCR Corp. (a)	99,826
3,603	Total System Services, Inc.	106,325
4,100	Verifone Holdings, Inc. (a)	144,525
20,163	Verisign, Inc. (a)	639,772
104,778	Yahoo!, Inc. (a)	2,842,627
5,875	Zebra Technologies Corp., Class – A (a)	227,598

		11,798,643

	Computer Software — 0.78%
23,666	Activision, Inc. (a)	441,844
20,700	Autodesk, Inc. (a)	974,556
34,393	BEA Systems, Inc. (a)	470,840
17,411	BMC Software, Inc. (a)	527,553
22,300	CA, Inc.	576,009
6,615	Cadence Design Systems, Inc. (a)	145,265
16,529	Citrix Systems, Inc. (a)	556,531
21,200	Compuware Corp. (a)	251,432
29,148	Intuit, Inc. (a)	876,772
13,100	McAfee, Inc. (a)	461,120
333,929	Oracle Corp. (a)	6,581,742
17,600	Red Hat, Inc. (a)	392,128
11,215	Symantec Corp. (a)	226,543
12,520	Synopsys, Inc. (a)	330,904

		12,813,239

	Computer Systems/Peripherals — 0.02%
4,600	Diebold, Inc.	240,120
900	Riverbed Technology, Inc. (a)	39,438

		279,558

	Conglomerates — 0.66%
104,000	Altria Group, Inc.	7,294,560
5,700	Dover Corp.	291,555
57,800	Honeywell International, Inc.	3,252,984

		10,839,099

	Construction — 0.02%
6,300	Helix Energy Solutions Group, Inc. (a)	251,433

	Construction Services — 0.32%
15,914	American Standard Cos., Inc.	938,608
500	Centex Corp.	20,050
5,300	Corrections Corp. of America (a)	334,483
4,075	Florida Rock Industries, Inc.	275,063
7,900	Fluor Corp.	879,823

Shares	Security Description	Value
	Construction Services (continued)
10,600	Jacobs Engineering Group, Inc. (a)	$609,606
3,700	Martin Marietta Materials, Inc.	599,474
1,900	Masco Corp.	54,093
121	NVR, Inc. (a)	82,250
6,500	Pulte Homes, Inc.	145,925
10,000	Quanta Services, Inc. (a)	306,700
8,400	Vulcan Materials Co.	962,135

		5,208,210

	Consumer Finance — 0.33%
89,680	American Express Co.	5,486,622

	Consumer Products — 0.48%
1,600	Alberto-Culver Co.	37,952
4,100	Autoliv, Inc.	233,167
3,000	Black & Decker Corp.	264,930
5,400	Church & Dwight Co., Inc.	261,684
12,100	Clorox Co.	751,410
4,500	Coldwater Creek, Inc. (a)	104,535
40,959	Colgate-Palmolive Co.	2,656,191
15,000	Crown Holdings, Inc. (a)	374,550
3,500	Energizer Holdings, Inc. (a)	348,600
2,500	Jarden Corp. (a)	107,525
17,613	Kimberly-Clark Corp.	1,178,134
12,500	Newell Rubbermaid, Inc.	367,875
2,800	Nutri/System, Inc. (a)	195,552
9,755	The Estee Lauder Cos., Inc., Class – A	443,950
719	The Scotts Co., Class – A	30,874
2,300	The Stanley Works	139,610
3,400	Toro Co.	200,226
3,347	Weight Watchers International, Inc.	170,161

		7,866,926

	Cosmetics & Toiletries — 0.01%
3,400	Bare Escentuals, Inc. (a)	116,110

	Data Processing & Reproduction — 0.14%
47,950	Automatic Data Processing, Inc.	2,324,137

	Department Stores — 0.95%
9,800	Big Lots, Inc. (a)	288,316
19,600	J.C. Penney Co., Inc.	1,418,648
27,774	Kohl’s Corp. (a)	1,972,787
74,070	Target Corp.	4,710,852
153,240	Wal-Mart Stores, Inc.	7,372,377

		15,762,980

	Drugs — 1.51%
26,656	Allergan, Inc.	1,536,452
10,200	Amylin Pharmaceuticals, Inc. (a)	419,832

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Drugs (continued)
9,702	Barr Laboratories, Inc. (a)	$487,331
170,420	Bristol-Myers Squibb Co.	5,378,455
42,033	Eli Lilly & Co.	2,348,804
11,800	Endo Pharmaceuticals Holdings, Inc. (a)	403,914
27,742	Forest Laboratories, Inc., Class – A (a)	1,266,422
4,400	Herbalife Ltd.	174,460
155,091	Merck & Co., Inc.	7,723,533
13,151	Millennium Pharmaceuticals, Inc. (a)	139,006
20,718	Mylan Laboratories, Inc.	376,860
4,800	NBTY, Inc. (a)	207,360
128,997	Schering-Plough Corp.	3,926,669
9,900	Sepracor, Inc. (a)	406,098
5,200	Watson Pharmaceuticals, Inc. (a)	169,156

		24,964,352

	E-Commerce — 0.28%
6,100	aQuantive, Inc. (a)	389,180
98,996	eBay, Inc. (a)	3,185,691
14,091	Health Corp. (a)	197,415
977	IAC/Interactive Corp. (a)	33,814
33,825	Liberty Interactive Group (a)	755,312

		4,561,412

	Electric Utilities — 0.12%
58,730	AES Corp. (a)	1,285,012
14,200	Allegheny Energy, Inc. (a)	734,708

		2,019,720

	Electric Utility — 0.07%
24,900	PPL Corp.	1,165,071

	Electrical Equipment — 0.02%
4,100	Wesco International, Inc. (a)	247,845

	Electronic Components & Instruments — 0.61%
34,949	Agilent Technologies, Inc. (a)	1,343,440
4,375	Beckman Coulter, Inc.	282,975
21,112	Danaher Corp.	1,593,955
1,500	Eaton Corp.	139,500
6,100	Foster Wheeler Ltd. (a)	652,639
5,766	Harman International Industries, Inc.	673,469
19,400	MEMC Electronic Materials, Inc. (a)	1,185,728
3,244	Mettler-Toledo International, Inc. (a)	309,834
4,555	Millipore Corp. (a)	342,035
9,700	Pall Corp.	446,103

Shares	Security Description	Value
	Electronic Components & Instruments (continued)
2,589	PerkinElmer, Inc.	$67,469
19,200	Raytheon Co.	1,034,688
17,566	Thermo Electron Corp. (a)	908,514
5,200	Thomas & Betts Corp. (a)	301,600
10,300	Trimble Navigation Ltd. (a)	331,660
9,110	Waters Corp. (a)	540,770

		10,154,379

	Electronic Equipment — 0.42%
9,450	AMETEK, Inc.	374,976
16,200	Amphenol Corp., Class – A	577,530
5,900	Arrow Electronics, Inc. (a)	226,737
7,600	Avnet, Inc. (a)	301,264
2,400	AVX Corp.	40,176
3,100	Dolby Laboratories, Inc., Class – A (a)	109,771
57,200	Emerson Electric Co.	2,676,960
10,000	Garmin Ltd.	739,700
1,300	Hubbell, Inc., Class – B	70,486
6,700	Integrated Device Technology, Inc. (a)	102,309
9,955	Jabil Circuit, Inc.	219,707
6,751	Molex, Inc.	202,598
13,800	Rockwell Automation, Inc.	958,272
19,017	Sanmina Corp. (a)	59,523
1,400	Tektronix, Inc.	47,236
8,312	Teradyne, Inc. (a)	146,125
3,800	Vishay Intertechnology, Inc. (a)	60,116

		6,913,486

	Electronic Forms — 0.12%
50,890	Adobe Systems, Inc. (a)	2,043,234

	Energy — 0.39%
27,800	CenterPoint Energy, Inc.	483,720
16,100	CONSOL Energy, Inc.	742,371
2,900	First Solar, Inc. (a)	258,941
9,600	McDermott International, Inc. (a)	797,952
15,200	Mirant Corp. (a)	648,280
22,900	Peabody Energy Corp.	1,107,902
5,100	Questar Corp.	269,535
1,900	SunPower Corp., Class – A (a)	119,795
29,100	TXU Corp.	1,958,430

		6,386,926

	Entertainment — 0.08%
15,700	Carnival Corp.	765,689
5,300	Regal Entertainment Group, Class – A	116,229
3,800	Warner Music Group Corp.	54,910

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Entertainment (continued)
26,000	XM Satellite Radio Holdings, Inc., Class – A (a)	$306,020

		1,242,848

	Financial Services — 1.58%
5,700	A.G. Edwards, Inc.	481,935
2,800	Affiliated Managers Group, Inc. (a)	360,528
700	AmeriCredit Corp. (a)	18,585
1,400	Bank of Hawaii Corp.	72,296
3,200	BlackRock, Inc.	501,088
12,187	Broadridge Financial Solutions, Inc.	233,015
5,181	CapitalSource, Inc.	127,401
87,759	Charles Schwab Corp.	1,800,815
5,404	CheckFree Corp. (a)	217,241
13,900	E*Trade Group, Inc. (a)	307,051
9,572	Eaton Vance Corp.	422,891
8,220	Federated Investors, Inc.	315,073
3,950	First Marblehead Corp.	152,628
14,400	Franklin Resources, Inc.	1,907,568
22,500	Freddie Mac	1,365,750
1,800	Gatx Corp.	88,650
15,500	Goldman Sachs Group, Inc.	3,359,624
28,644	H & R Block, Inc.	669,410
5,900	InterContinental Exchange, Inc. (a)	872,315
4,000	Investment Technology Group, Inc. (a)	173,320
5,867	Investors Financial Services Corp.	361,818
4,500	Lazard Ltd., Class – A	202,635
4,700	Legg Mason, Inc.	462,386
18,800	Merrill Lynch & Co., Inc.	1,571,304
7,100	MoneyGram International, Inc.	198,445
20,010	Moody’s Corp.	1,244,622
5,200	Morgan Stanley Dean Witter & Co.	436,176
7,100	Nuveen Investments, Class – A	441,265
8,000	Nymex Holdings, Inc.	1,005,040
22,900	NYSE Euronext	1,685,898
10,080	People’s United Financial, Inc.	178,718
1,400	Principal Financial Group, Inc.	81,606
11,600	SEI Investments Co.	336,864
23,000	T. Rowe Price Group, Inc.	1,193,470
21,500	TD Ameritrade Holding Corp. (a)	430,000
3,000	The Chicago Mercantile Exchange	1,603,080

Shares	Security Description	Value
	Financial Services (continued)
63,132	Western Union Co.	$1,315,040

		26,195,551

	Food & Beverages — 1.21%
41,407	Anheuser-Busch Cos., Inc.	2,159,789
800	Aqua America, Inc.	17,992
5,228	Brown-Forman Corp., Class – B	382,062
11,000	Campbell Soup Co.	426,910
2,400	General Mills, Inc.	140,208
15,500	H.J. Heinz Co.	735,785
10,270	Hershey Foods Corp.	519,867
13,800	Kellogg Co.	714,702
39,100	Kroger Co.	1,099,883
7,460	McCormick & Co., Inc.	284,823
3,039	Pepsi Bottling Group, Inc.	102,354
141,078	PepsiCo, Inc.	9,148,908
34,400	Sara Lee Corp.	598,560
64,162	Starbucks Corp. (a)	1,683,611
16,799	Tim Hortons, Inc.	516,569
12,776	Whole Foods Market, Inc.	489,321
18,225	William Wrigley Jr., Co.	1,008,025

		20,029,369

	Food Products – Distribution — 0.11%
53,540	Sysco Corp.	1,766,285

	Forest Products & Papers — 0.03%
7,870	Avery Dennison Corp.	523,198

	Health Care — 0.69%
35,900	Aetna, Inc.	1,773,460
7,600	AmerisourceBergen Corp.	375,972
33,330	Cardinal Health, Inc.	2,354,432
680	Community Health Systems, Inc. (a)	27,506
12,680	Coventry Health Care, Inc. (a)	731,002
9,392	DaVita, Inc. (a)	506,041
20,144	Express Scripts, Inc. (a)	1,007,401
9,100	Health Net, Inc. (a)	480,480
10,300	Laboratory Corp. of America Holdings (a)	806,078
8,060	Lincare Holdings, Inc. (a)	321,191
6,733	Manor Care, Inc.	439,598
23,710	McKesson Corp.	1,414,064
1,260	Omnicare, Inc.	45,436
12,536	Quest Diagnostics, Inc.	647,484
4,500	Sierra Health Services, Inc. (a)	187,110
27,600	Tenet Healthcare Corp. (a)	179,676
400	Triad Hospitals, Inc. (a)	21,504
800	Universal Health Services	49,200
500	Webmd Health Corp., Class – A (a)	23,535

		11,391,170

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Health Care Equipment & Supplies — 0.07%
29,320	St. Jude Medical, Inc. (a)	$1,216,487

	Health Care Providers & Services — 0.57%
800	Brookdale Senior Living, Inc.	36,456
14,800	Humana, Inc. (a)	901,468
4,200	Pediatrix Medical Group, Inc. (a)	231,630
116,062	UnitedHealth Group, Inc.	5,935,411
3,600	Wellcare Group, Inc. (a)	325,836
24,011	Wellpoint, Inc. (a)	1,916,798

		9,347,599

	Hotel/Gaming — 0.14%
3,900	Boyd Gaming Corp.	191,841
9,000	Las Vegas Sands Corp. (a)	687,510
3,500	Orient-Express Hotel Ltd., Class – A ADR	186,900
18,629	Starwood Hotels & Resorts Worldwide, Inc.	1,249,447

		2,315,698

	Hotels/Motels — 0.15%
2,700	Choice Hotels International, Inc.	106,704
34,400	Hilton Hotels Corp.	1,151,368
28,616	Marriott International, Inc., Class – A	1,237,355
1,160	Wyndham Worldwide Corp. (a)	42,062

		2,537,489

	Household Products — 0.41%
4,000	Pool Corp.	156,120
107,978	Procter & Gamble Co.	6,607,174

		6,763,294

	Industrial Conglomerates — 0.23%
98,894	General Electric Co.	3,785,662

	Industrial Services — 0.45%
58,412	3M Co.	5,069,578
6,400	Donaldson Co., Inc.	227,520
4,400	Eagle Materials, Inc.	215,820
11,174	Fastenal Co.	467,744
4,400	Flowserve Corp.	315,040
11,360	Gentex Corp.	223,678
5,850	Graco, Inc.	235,638
2,008	ITT Industries, Inc.	137,106
3,500	MSC Industrial Direct Co., Inc., Class – A	192,500
6,400	Shaw Group, Inc. (a)	296,256

		7,380,880

Shares	Security Description	Value
	Insurance — 0.33%
1,600	ACE Ltd.	$100,032
38,833	AFLAC, Inc.	1,996,016
13,637	American International Group, Inc.	954,999
2,169	Arthur J. Gallagher & Co.	60,472
10,008	Brown & Brown, Inc.	251,601
24,900	Cigna Corp.	1,300,278
200	Hanover Insurance Group, Inc.	9,758
5,000	HCC Insurance Holdings, Inc.	167,050
1,100	PartnerRe Ltd.	85,250
3,900	Philadelphia Consolidated Holding Corp. (a)	163,020
925	Transatlantic Holding, Inc.	65,795
3,987	W.R. Berkley Corp.	129,737
1,900	XL Capital Ltd., Class – A	160,151

		5,444,159

	Investment Company — 0.02%
12,400	Janus Capital Group, Inc.	345,216

	Machinery — 0.50%
5,200	AGCO Corp. (a)	225,732
55,500	Caterpillar, Inc.	4,345,650
1,100	Deere & Co.	132,814
7,450	IDEX Corp.	287,123
32,000	Illinois Tool Works, Inc.	1,734,080
9,950	Joy Global, Inc.	580,384
8,900	Terex Corp. (a)	723,570
3,300	Tractor Supply Co. (a)	171,765

		8,201,118

	Machinery & Equipment — 0.01%
1,900	Kennametal, Inc.	155,857

	Manufacturing — 0.28%
1,500	Carlisle Co.	69,765
5,100	Cooper Industries Ltd., Class – A	291,159
9,000	Cummins Engine, Inc.	910,890
7,200	Harsco Corp.	374,400
1,600	Ingersoll-Rand Co., Class – A	87,712
2,500	Lincoln Electric Holding, Inc.	185,600
5,600	Manitowoc Co., Inc.	450,128
21,550	Paccar, Inc.	1,875,712
7,500	Roper Industries, Inc.	428,250

		4,673,616

	Media — 1.02%
6,300	Cablevision Systems, New York Group, Class – A (a)	227,997
2,700	Central Eurpoean Media Enterprises Ltd. (a)	263,466
1	Citadel Broadcasting Co.	7

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Media (continued)
9,200	Clear Channel Communications, Inc., Class – A	$347,944
156,750	Comcast Corp., Class – A (a)	4,407,810
4,500	CTC Media, Inc. (a)	122,130
65,270	DirecTV Group, Inc. (a)	1,508,390
4,916	Dow Jones & Co., Inc.	282,424
2,500	Dreamworks Animation SKG, Inc. (a)	72,100
18,520	EchoStar Communications Corp. (a)	803,212
4,200	Meredith Corp.	258,720
130,434	News Corp., Class – A	2,766,505
75,359	The Walt Disney Co.	2,572,756
47,000	Time Warner, Inc.	988,880
52,736	Viacom, Inc., Class – B (a)	2,195,400

		16,817,741

	Medical Products — 1.26%
5,200	Advanced Medical Optics, Inc. (a)	181,376
700	Bausch & Lomb, Inc.	48,608
56,437	Baxter International, Inc.	3,179,661
21,188	Becton, Dickinson & Co.	1,578,506
5,627	Biogen Idec, Inc. (a)	301,045
21,268	Biomet, Inc.	972,373
9,300	C.R. Bard, Inc.	768,459
1,631	Charles River Laboratories International, Inc. (a)	84,192
1,700	Cooper Cos., Inc.	90,644
5,500	Covance, Inc. (a)	377,080
10,200	Cytyc Corp. (a)	439,722
7,500	Dade Behring Holding, Inc.	398,400
13,190	Dentsply International, Inc.	504,649
5,000	Edwards Lifesciences Corp. (a)	246,700
7,500	Henry Schein, Inc. (a)	400,725
900	Hillenbrand Industry, Inc.	58,500
2,600	IDEXX Laboratories, Inc. (a)	246,038
3,300	Intuitive Surgical, Inc. (a)	457,941
3,800	Kinetic Concepts, Inc. (a)	197,486
99,556	Medtronic, Inc.	5,162,974
12,192	Patterson Cos., Inc. (a)	454,396
10,600	PDL Biopharma, Inc. (a)	246,980
6,700	ResMed, Inc. (a)	276,442
6,100	Respironics, Inc. (a)	259,799
26,660	Stryker Corp.	1,681,979
11,500	Varian Medical Systems, Inc. (a)	488,865
20,470	Zimmer Holdings, Inc. (a)	1,737,698

		20,841,238

Shares	Security Description	Value
	Metals — 0.29%
9,000	Allegheny Technologies, Inc.	$943,920
3,600	Cleveland-Cliffs, Inc.	279,612
3,600	Foundation Coal Holdings, Inc.	146,304
27,200	Freeport-McMoRan Copper & Gold, Inc., Class – B	2,252,704
5,900	Nucor Corp.	346,035
6,400	Southern Copper Corp.	603,264
5,877	Titanium Metals Corp. (a)	187,476

		4,759,315

	Mining — 0.17%
9,600	AK Steel Holding Corp. (a)	358,752
12,300	Arch Coal, Inc.	428,040
7,600	Massey Energy Co.	202,540
21,500	Nabors Industries, Inc. (a)	717,670
15,400	Newmont Mining Corp.	601,524
13,600	Owens-Illinois, Inc. (a)	476,000

		2,784,526

	Natural Gas Utilities — 0.02%
8,000	Equitable Resources, Inc.	396,480

	Networking Products — 0.89%
525,860	Cisco Systems, Inc. (a)	14,645,201

	Office Furnishings — 0.02%
4,000	HNI Corp.	164,000
5,200	Steelcase, Inc., Class – A	96,200

		260,200

	Oil & Gas — 2.98%
27,710	Baker Hughes, Inc.	2,331,242
25,400	BJ Services Co.	722,376
8,400	Cabot Oil & Gas Corp.	309,792
9,958	Cameron International Corp. (a)	711,698
5,100	Cheniere Energy, Inc. (a)	197,829
23,300	Chesapeake Energy Corp.	806,180
2,100	Cnx Gas Corp. (a)	64,260
12,100	Constellation Energy Group	1,054,757
10,100	Denbury Resources, Inc. (a)	378,750
5,600	Diamond Offshore Drilling, Inc.	568,736
5,300	DPL, Inc.	150,202
7,400	Dresser-Rand Group, Inc. (a)	292,300
12,000	Ensco International, Inc.	732,120
26,300	Exelon Corp.	1,909,380
99,500	Exxon Mobil Corp.	8,346,059
5,600	FMC Technologies, Inc. (a)	443,632
8,200	Global Industries Ltd. (a)	219,924
19,700	Globalsantafe Corp.	1,423,325
11,055	Grant Prideco, Inc. (a)	595,091
79,166	Halliburton Co.	2,731,243
1	Hugoton Royalty Trust	18
15,348	National-Oilwell, Inc. (a)	1,599,876

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Oil & Gas (continued)
11,600	Noble Corp.	$1,131,232
2,100	Noble Energy, Inc.	131,019
16,900	NRG Energy, Inc. (a)	702,533
10,614	Pride International, Inc. (a)	397,600
4,300	Quicksilver Resources, Inc. (a)	191,694
13,450	Range Resources Corp.	503,165
6,846	Rowan Cos., Inc.	280,549
102,100	Schlumberger Ltd.	8,672,373
17,520	Smith International, Inc.	1,027,373
14,700	Southwestern Energy Co. (a)	654,150
10,500	Sunoco, Inc.	836,640
7,800	Superior Energy, Inc. (a)	311,376
11,800	Tesoro Corp.	674,370
6,700	Tetra Technologies, Inc. (a)	188,940
5,400	Todco, Class – A (a)	254,934
25,000	Transocean Sedco Forex, Inc. (a)	2,649,500
3,100	Unit Corp. (a)	195,021
1,300	W&T Offshore, Inc.	36,387
29,200	Weatherford International Ltd. (a)	1,613,008
1,200	Western Refining, Inc.	69,360
43,400	Williams Cos., Inc.	1,372,308
32,346	XTO Energy, Inc.	1,943,995

		49,426,317

	Oil – Refineries — 0.20%
5,000	Frontier Oil Corp.	218,850
3,900	Holly Corp.	289,341
37,500	Valero Energy	2,769,750

		3,277,941

	Oil/Gas Extraction — 0.02%
4,900	Oceaneering International, Inc. (a)	257,936

	Packaging — 0.07%
9,200	Ball Corp.	489,164
7,200	Packaging Corporation of America	182,232
12,100	Pactiv Corp. (a)	385,869
1,892	Sealed Air Corp.	58,690

		1,115,955

	Paper & Pulp — 0.01%
18,700	Domtar Corp. (a)	208,692
500	Rayonier, Inc.	22,570

		231,262

	Pharmaceuticals — 1.15%
133,404	Abbott Laboratories	7,143,784

Shares	Security Description	Value
	Pharmaceuticals (continued)
2,350	Abraxis Bioscience, Inc. (a)	$52,241
14,100	Hospira, Inc. (a)	550,464
94,099	Johnson & Johnson	5,798,380
24,221	Medco Health Solutions, Inc. (a)	1,888,996
7,900	Warner Chilcott Ltd., Class – A (a)	142,911
61,235	Wyeth	3,511,215

		19,087,991

	Publishing & Printing — 0.14%
3,056	Harte-Hanks, Inc.	78,478
3,800	John Wiley & Sons, Inc.	183,502
29,726	McGraw-Hill Cos., Inc.	2,023,746
3,100	New York Times Co., Class – A	78,740

		2,364,466

	Railroads — 0.12%
6,300	Trinity Industries, Inc.	274,302
14,300	Union Pacific Corp.	1,646,645

		1,920,947

	Real Estate — 0.10%
16,200	CB Richard Ellis Group, Inc., Class –A (a)	591,300
6,200	Forest City Enterprises, Inc., Class – A	381,176
3,000	Jones Lang Lasalle, Inc.	340,500
6,563	The St. Joe Co.	304,129

		1,617,105

	Real Estate Investment Trusts — 0.31%
8,700	Duke Realty Corp.	310,329
1,000	Essex Property Trust, Inc.	116,300
2,700	Federal Realty Trust	208,602
10,330	General Growth Properties, Inc.	546,974
2,600	Kilroy Realty Corp.	184,184
19,400	ProLogis	1,103,859
852	Public Storage, Inc.	65,451
10,700	Simon Property Group, Inc.	995,528
2,500	Taubman Centers, Inc.	124,025
6,300	The Macerich Co.	519,246
12,000	United Dominion Realty Trust, Inc.	315,600
11,500	Ventas, Inc.	416,875
6,700	Weingarten Realty Investors	275,370

		5,182,343

	Restaurants — 0.25%
10,500	Brinker International, Inc.	307,335
5,500	Burger King Holdings, Inc.	144,870
12,264	Darden Restaurants, Inc.	539,493
21,400	McDonald’s Corp.	1,086,264

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Restaurants (continued)
2,800	Panera Bread Co., Class – A (a)	$128,968
6,733	The Cheesecake Factory, Inc. (a)	165,093
7,518	Wendy’s International, Inc.	276,287
45,400	YUM! Brands, Inc.	1,485,488

		4,133,798

	Retail – Specialty — 1.97%
9,600	Advance Auto Parts, Inc.	389,088
4,800	AnnTaylor Stores Corp. (a)	170,016
4,040	AutoZone, Inc. (a)	551,945
35,000	Avon Products, Inc.	1,286,250
900	Barnes & Noble, Inc.	34,623
24,569	Bed Bath & Beyond, Inc. (a)	884,238
34,283	Best Buy Co., Inc.	1,599,988
19,202	CarMax, Inc. (a)	489,651
15,368	Chico’s FAS, Inc. (a)	374,057
6,400	Circuit City Stores, Inc.	96,512
27,000	Costco Wholesale Corp.	1,580,040
72,225	CVS Corp.	2,632,601
3,100	Dick’s Sporting Goods, Inc. (a)	180,327
26,000	Dollar General Corp.	569,920
8,472	Dollar Tree Stores, Inc. (a)	368,956
13,105	Family Dollar Stores, Inc.	449,764
12,500	Gamestop Corp. (a)	488,750
22,337	Harley-Davidson, Inc.	1,331,509
98,900	Home Depot, Inc.	3,891,714
4,900	Kirby Corp. (a)	188,111
130,378	Lowe’s Cos., Inc.	4,001,300
15,300	Mattel, Inc.	386,937
22,300	Nordstrom, Inc.	1,139,976
10,000	O’Reilly Automotive, Inc. (a)	365,500
23,800	Office Depot, Inc. (a)	721,140
3,000	OfficeMax, Inc.	117,900
11,890	PETsMART, Inc.	385,831
8,989	RadioShack Corp.	297,895
10,500	Saks, Inc.	224,175
9,600	Sherwin-Williams Co.	638,112
61,900	Staples, Inc.	1,468,887
11,781	Tiffany & Co.	625,100
9,556	Urban Outfitters, Inc. (a)	229,631
86,422	Walgreen Co.	3,762,814
4,900	Whirlpool Corp.	544,880
7,973	Williams-Sonoma, Inc.	251,787

		32,719,925

	Schools — 0.10%
12,231	Apollo Group, Inc., Class – A (a)	714,657
8,800	Career Education Corp. (a)	297,176
3,700	ITT Educational Services, Inc. (a)	434,306

Shares	Security Description	Value
	Schools (continued)
3,300	Laureate Education, Inc. (a)	$203,478

		1,649,617

	Security System/Services — 0.01%
3,100	The Brink’s Co.	191,859

	Semiconductors — 1.93%
19,527	Advanced Micro Devices, Inc. (a)	279,236
31,295	Altera Corp.	692,558
28,327	Analog Devices, Inc.	1,066,228
119,712	Applied Materials, Inc.	2,378,677
40,661	Broadcom Corp., Class – A (a)	1,189,334
1,800	Cree, Inc. (a)	46,530
11,400	Cypress Semiconductor Corp. (a)	265,506
4,700	Fairchild Semiconductor International, Inc. (a)	90,804
503,185	Intel Corp.	11,955,677
1,371	International Rectifier Corp. (a)	51,083
5,273	Intersil Corp., Class – A	165,889
16,600	KLA-Tencor Corp.	912,170
12,299	Lam Research Corp. (a)	632,169
22,764	Linear Technology Corp.	823,602
39,398	LSI Logic Corp. (a)	295,879
40,900	Marvell Technology Group Ltd. (a)	744,789
27,938	Maxim Integrated Products, Inc.	933,409
19,362	Microchip Technology, Inc.	717,168
21,400	Micron Technology, Inc. (a)	268,142
27,200	National Semiconductor Corp.	768,944
7,117	Novellus Systems, Inc. (a)	201,909
30,700	NVIDIA Corp. (a)	1,268,217
13,400	QLogic Corp. (a)	223,110
7,400	Rambus, Inc. (a)	133,052
4,700	Silicon Laboratories, Inc. (a)	162,667
124,195	Texas Instruments, Inc.	4,673,458
7,800	Varian Semiconductor Equipment Associates, Inc. (a)	312,468
25,795	Xilinx, Inc.	690,532

		31,943,207

	Software — 1.34%
27,056	Electronic Arts, Inc. (a)	1,280,290
710,909	Microsoft Corp.	20,950,488

		22,230,778

	Steel — 0.03%
1,300	Carpenter Technology	169,403
4,100	Chaparral Steel Co.	294,667
2,700	Steel Dynamics, Inc.	113,157

		577,227

	Telecommunications — 0.55%
17,100	Amdocs Ltd. (a)	680,922

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Telecommunications (continued)
5,200	Citizens Communications Co.	$79,404
136,260	Corning, Inc. (a)	3,481,443
13,420	Discovery Holding Co., Class – A (a)	308,526
4,500	General Cable Corp. (a)	340,875
9,762	JDS Uniphase Corp. (a)	131,104
124,500	Level 3 Communications, Inc. (a)	728,325
16,936	Liberty Global, Inc. (a)	695,053
5,000	Metropcs Communications, Inc. (a)	165,200
14,200	NII Holdings, Inc. (a)	1,146,508
119,000	Sirius Satellite Radio, Inc. (a)	359,380
4,000	Telephone & Data Systems, Inc.	250,280
7,400	Time Warner Cable, Inc., Class – A (a)	289,858
500	United States Cellular Corp. (a)	45,300
22,800	Windstream Corp.	336,528

		9,038,706

	Tobacco — 0.05%
5,600	Loews Corp. – Carolina Group	432,712
7,700	UST Cos., Inc.	413,567

		846,279

	Toys — 0.01%
4,700	Hasbro, Inc.	147,627

	Transportation — 0.18%
29,100	Burlington Northern Santa Fe Corp.	2,477,574
6,500	CSX Corp.	293,020
4,200	Frontline Ltd.	192,570

		2,963,164

	Transportation & Shipping — 0.66%
15,114	C.H. Robinson Worldwide, Inc.	793,787
3,100	Con-Way, Inc.	155,744
8,200	Continental Airlines, Class – B (a)	277,734
18,528	Expeditors International of Washington, Inc.	765,206
22,400	FedEx Corp.	2,485,728
8,900	J.B. Hunt Transport Services, Inc.	260,948
4,000	Kansas City Southern Industries, Inc. (a)	150,160
4,800	Landstar System, Inc.	231,600
17,300	Norfolk Southern Corp.	909,461
14,200	Southwest Airlines Co.	211,722
2,881	Tidewater, Inc.	204,205

Shares or Principal Amount	Security Description	Value
	Transportation & Shipping (continued)
58,141	United Parcel Service, Inc., Class – B	$4,244,294
8,600	UTI Worldwide, Inc.	230,394

		10,920,983

	Veterinary Diagnostics — 0.02%
7,500	VCA Antech, Inc. (a)	282,675

	Waste Disposal — 0.12%
1,061	Allied Waste Industries, Inc. (a)	14,281
9,800	Covanta Holding Corp. (a)	241,570
12,850	Republic Services, Inc., Class – A	393,724
7,400	Stericycle, Inc. (a)	329,004
25,100	Waste Management, Inc.	980,155

		1,958,734

	Web Portals — 0.63%
19,900	Google, Inc., Class – A (a)	10,415,262

		664,222,331

	Total Common Stocks (cost $1,287,454,070)	1,613,331,323

	Securities Held as Collateral for Securities on Loan — 2.40%
38,679,866	State Street Navigator Securities Lending Prime Portfolio	38,679,866
$970,151	Various U.S. Treasury Bonds and Notes 0.875% to 3.875%, 4/15/10 to 4/15/29	996,600

	Total Securities Held as Collateral for Securities on Loan (cost $39,676,466)	39,676,466

	Money Market Mutual Funds — 1.22%
	SSgA Funds Management, Inc. — 1.22%
17,674,668	Alliance Money Market Fund Prime Portfolio, 5.29% (c)	17,674,668
2,572,033	Federated Prime Obligations, 5.18% (c)	2,572,033

		20,246,701

	Total Money Market Mutual Funds (cost $20,246,701)	20,246,701

	Time Deposit — 1.51%
	Sustainable Growth Advisers, L.P. — 0.20%
3,251,327	Liquidity Management Control System Time Deposit	3,251,327

	Jennison Associates LLC — 1.31%
21,723,976	Liquidity Management Control System Time Deposit	21,723,976

	Total Time Deposit (cost $24,975,303)	24,975,303

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (concluded) — June 30, 2007

Principal Amount	Security Description	Value
	U.S. Treasury Bills — 0.05%
	SSgA Funds Management, Inc. — 0.05%
$895,000	U.S. Treasury Bills, 4.76%, 9/6/07 (d)*	$887,329

	Total U.S. Treasury Bills (cost $887,263)	887,329

	Total Investments (cost $1,373,239,803) — 102.79%	1,699,117,122
	Liabilities in excess of other assets — (2.79)%	(46,141,246)

	Net Assets — 100.00%	$1,652,975,876

(a)	Represents non-income producing security.

(b)	All or part of this security has been placed on loan as of June 30, 2007.

(c)	Variable rate security. The rate reflected in the Portfolio of Investments is the rate in effect on June 30, 2007.

(d)	All or part of this security has been pledged as collateral for Futures contracts held by the Fund.

*	Rate disclosed represents yield effective at purchase.

ADR — American Depositary Receipt

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Long Positions	Market Value	Expiration	Unrealized Gain/(Loss)
84	NASDAQ 100 E-mini Future	$3,286,080	Sep-07	$36,771
12	Russell 1000® Future	4,949,700	Sep-07	(24,364)
16	Russell 1000Growth® Future	4,812,000	Sep-07	(1,085)
92	S&P 500 E-mini Future	6,970,840	Sep-07	29,167

	Total Unrealized Loss			$40,489

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments — June 30, 2007

Shares	Security Description	Value
	Common Stocks — 97.06%
	Franklin Portfolio Associates — 14.88%
	Advertising — 0.03%
6,300	ValueClick, Inc. (a)	$185,598

	Aerospace/Defense — 0.13%
3,000	BE Aerospace, Inc. (a)	123,900
4,400	MTC Technologies, Inc. (a)(b)	108,064
30,900	Orbital Sciences Corp. (a)(b)	649,209

		881,173

	Agriculture — 0.10%
23,100	Imperial Sugar Co. (b)	711,249

	Airlines — 0.11%
36,900	ExpressJet Holdings, Inc. (a)(b)	220,662
21,700	Skywest, Inc. (b)	517,111

		737,773

	Apparel Manufacturers — 0.05%
16,800	Maidenform Brands, Inc. (a)	333,648

	Auction House — 0.13%
18,900	Sotheby’s Holdings, Inc., Class – A (b)	869,778

	Auto Parts — 0.01%
3,900	Modine Manufacturing Co. (b)	88,140

	Banking & Finance — 1.13%
9,900	Advanta Corp., Class – B (b)	308,286
24,500	Citizens Banking Corp. (b)	448,350
8,800	City Holding Co. (b)	337,304
26,700	Community Bank System, Inc. (b)	534,534
23,500	Corus Bankshares, Inc. (b)	405,610
11,500	Financial Federal Corp. (b)	342,930
19,200	First Financial Bancorp. (b)	287,808
1,800	Firstfed Financial Corp. (a)(b)	102,114
30,700	FirstMerit Corp. (b)	642,551
4,400	Nara Bankcorp, Inc. (b)	70,092
28,400	Ocwen Financial Corp. (a)(b)	378,572
7,500	Pacific Capital Bancorp (b)	202,350
6,700	PFF Bancorp, Inc. (b)	187,131
5,800	Portfolio Recovery Associates, Inc. (b)	348,116
4,900	Security Bank Corp. (b)	98,490
34,350	Sterling Bancshares, Inc. (b)	388,499
6,300	Sterling Financial Corp. (b)	182,322
31,300	Susquehanna Bancshares, Inc. (b)	700,180
16,600	SWS Group, Inc. (b)	358,892
20,400	Trustco Bank Corp. (b)	201,552
33,400	UCBH Holdings, Inc. (b)	610,218
17,700	Umpqua Holdings Corp. (b)	416,127
4,100	United Community Banks, Inc. (b)	106,149

Shares	Security Description	Value
	Banking & Finance (continued)
20,800	Wilshire Bancorp, Inc. (b)	$253,344

		7,911,521

	Brewery — 0.04%
7,100	Boston Beer Company, Inc., Class – A (a)(b)	279,385

	Broadcasting & Cable TV — 0.04%
31,300	Mediacom Communications Corp., Class – A (a)(b)	303,297

	Business Equipment — 0.23%
14,800	Ennis, Inc.	348,096
38,000	Ikon Office Solutions, Inc. (b)	593,180
27,700	Knoll, Inc.	620,480

		1,561,756

	Business Services — 0.40%
4,000	ABM Industries, Inc. (b)	103,240
23,400	American Greetings Corp., Class – A (b)	662,922
25,500	Korn/Ferry International (a)	669,630
51,600	MPS Group, Inc. (a)(b)	689,892
22,400	Spherion Corp. (a)	210,336
4,100	Viad Corp.	172,897
13,800	Volt Information Sciences, Inc. (a)(b)	254,472

		2,763,389

	Casino & Gambling — 0.06%
34,400	Lakes Entertainment, Inc. (a)(b)	406,264

	Chemicals — 0.32%
30,200	Olin Corp.	634,200
23,700	Sensient Technologies Corp.	601,743
25,700	Spartech Corp. (b)	682,335
11,500	Terra Industries, Inc. (a)(b)	292,330

		2,210,608

	Commercial Services — 0.23%
14,100	Euronet Worldwide, Inc. (a)(b)	411,156
32,800	Newport Corp. (a)(b)	507,744
20,800	TeleTech Holdings, Inc. (a)(b)	675,584

		1,594,484

	Communication Equipment — 0.21%
56,100	Arris Group, Inc. (a)(b)	986,799
51,300	Sonus Networks, Inc. (a)(b)	437,076

		1,423,875

	Communications Technology — 0.07%
18,300	Novatel Wireless, Inc. (a)(b)	476,166

	Computer Equipment — 0.04%
15,600	Trident Microsystems, Inc. (a)(b)	286,260

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common Stocks (continued)
	Franklin Portfolio Associates (continued)
	Computer Hardware — 0.20%
52,900	Brocade Communications Systems, Inc. (a)(b)	$413,678
33,700	Intevac, Inc. (a)(b)	716,462
7,700	NETGEAR, Inc. (a)(b)	279,125

		1,409,265

	Computer Software — 0.49%
15,300	Jack Henry & Associates, Inc. (b)	393,975
23,800	Mentor Graphics Corp. (a)	313,446
5,400	MicroStrategy, Inc. (a)(b)	510,246
56,000	Realnetworks, Inc. (a)(b)	457,520
14,700	THQ, Inc. (a)(b)	448,644
69,200	Tibco Software, Inc. (a)	626,260
32,700	Vignette Corp. (a)(b)	626,532

		3,376,623

	Computer Software & Services — 0.57%
15,100	Ansoft Corp. (a)	445,299
22,600	Aspen Technology, Inc. (a)	316,400
17,600	CIBER, Inc. (a)	143,968
32,900	COMSYS IT Partners, Inc. (a)	750,449
44,900	Interwoven Software, Inc. (a)(b)	630,396
20,700	Manhattan Associates, Inc. (a)	577,737
9,500	Ness Technologies, Inc. (a)(b)	123,595
28,900	Sykes Enterprises, Inc. (a)(b)	548,811
38,500	Tyler Technologies, Inc. (a)(b)	477,785

		4,014,440

	Construction — 0.02%
3,600	Brookfield Homes Corp. (b)	104,724

	Consulting Services — 0.03%
14,300	Diamond Management & Technology Consultants, Inc.	188,760

	Consumer Products — 0.14%
8,500	Central Garden & Pet Co., Class – A (a)(b)	99,705
25,100	Fossil, Inc. (a)(b)	740,199
4,100	WD-40 Co. (b)	134,767

		974,671

	Consumer Products & Services — 0.22%
14,500	CSG Systems International, Inc. (a)	384,395
8,800	Elizabeth Arden, Inc. (a)(b)	213,488
6,700	Jackson Hewitt Tax Service, Inc. (b)	188,337
25,400	Mannatech, Inc. (b)	403,606
31,200	ValueVision Media, Inc., Class – A (a)	353,184

		1,543,010

Shares	Security Description	Value
	Distribution/Wholesale — 0.14%
17,400	Houston Wire & Cable Co. (a)(b)	$494,334
14,300	ScanSource, Inc. (a)(b)	457,457

		951,791

	E-Commerce — 0.13%
13,000	Priceline.com, Inc. (a)	893,620

	Electric Utilities — 0.34%
16,800	Avista Corp.	362,040
14,600	CH Energy Group, Inc. (b)	656,562
24,900	El Paso Electric Co. (a)	611,544
8,000	Plexus Corp. (a)(b)	183,920
16,900	Portland General Electric Co. (b)	463,736
4,600	Westar Energy, Inc.	111,688

		2,389,490

	Electrical & Electronics — 0.25%
7,400	Benchmark Electronics, Inc. (a)	167,388
13,700	CommScope, Inc. (a)(b)	799,395
7,300	Cubic Corp. (b)	220,314
17,600	Methode Electronics, Inc.	275,440
8,800	MKS Instruments, Inc. (a)(b)	243,760

		1,706,297

	Electronic Components — 0.10%
42,700	GrafTech International Ltd. (a)	719,068

	Electronic Components & Instruments — 0.08%
2,800	Regal-Beloit Corp. (b)	130,312
45,800	Silicon Image, Inc. (a)	392,964

		523,276

	Energy — 0.28%
6,186	Cimarex Energy Co. (b)	243,790
3,700	Comstock Resources, Inc. (a)(b)	110,889
23,800	EXCO Resources, Inc. (a)(b)	415,072
37,900	Headwaters, Inc. (a)(b)	654,533
14,300	Mariner Energy, Inc. (a)	346,775
6,800	PetroQuest Energy, Inc. (a)(b)	98,872
4,300	Rosetta Resources, Inc. (a)(b)	92,622

		1,962,553

	Energy Equipment & Services — 0.04%
18,400	Grey Wolf, Inc. (a)(b)	151,616
3,100	ULI Holdings Corp. (b)	102,610

		254,226

	Fertilizers — 0.17%
20,200	CF Industries Holdings, Inc. (b)	1,209,778

	Finance – Brokers — 0.11%
45,900	Knight Capital Group, Inc., Class – A (a)(b)	761,940

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common Stocks (continued)
	Franklin Portfolio Associates (continued)
	Financial Services — 0.05%
18,700	BankUnited Financial Corp., Class – A (b)	$375,309

	Food & Household Products — 0.08%
20,900	Tempur-Pedic International, Inc. (b)	541,310

	Footwear — 0.24%
17,500	K-Swiss, Inc., Class – A (b)	495,775
13,500	Steven Madden Ltd.	442,260
26,800	Wolverine World Wide, Inc. (b)	742,628

		1,680,663

	Health Care — 0.31%
14,500	Amerigroup Corp. (a)	345,100
16,300	Apria Healthcare Group, Inc. (a)(b)	468,951
16,800	Greatbatch, Inc. (a)(b)	544,320
13,000	MedCath Corp. (a)(b)	413,400
11,500	Molina Healthcare, Inc. (a)(b)	350,980

		2,122,751

	Hotel/Gaming — 0.12%
17,600	Great Wolf Resorts, Inc. (a)(b)	250,800
20,000	Pinnacle Entertainment, Inc. (a)(b)	563,000

		813,800

	Insurance — 0.54%
11,850	American Physicians Capital, Inc. (a)(b)	479,925
24,600	Commerce Group, Inc. (b)	854,112
3,500	Delphi Financial Group, Inc., Class – A	146,370
17,000	Odyssey Re Holdings Corp. (b)	729,130
51,800	Phoenix Co., Inc.	777,518
11,500	Presidential Life Corp. (b)	226,090
4,800	RLI Corp. (b)	268,560
5,000	Seabright Insurance Holdings (a)	87,400
5,600	Zenith National Insurance Corp. (b)	263,704

		3,832,809

	Internet Services — 0.01%
5,400	Internap Network Services (a)(b)	77,868

	Lasers – Systems/Components — 0.14%
12,900	Coherent, Inc. (a)(b)	393,579
15,800	Palomar Medical Technologies, Inc. (a)(b)	548,418

		941,997

Shares	Security Description	Value
	Machinery & Engineering — 0.13%
20,900	Applied Industrial Technologies, Inc. (b)	$616,550
6,600	Astec Industries, Inc. (a)(b)	278,652

		895,202

	Manufacturing — 0.28%
1,500	Actuant Corp., Class – A (b)	94,590
8,800	Acuity Brands, Inc.	530,464
3,700	American Woodmark (b)	128,020
13,000	Ceradyne, Inc. (a)(b)	961,480
14,300	Federal Signal Corp. (b)	226,798

		1,941,352

	Media — 0.17%
25,700	Belo Corp., Class – A	529,163
4,400	Media General, Inc., Class – A (b)	146,388
34,700	Sinclair Broadcast Group, Inc. (b)	493,434

		1,168,985

	Medical – Biomedical/Genetic — 0.21%
38,500	Applera Corp. – Celera Group (a)	477,400
2,200	Digene Corp. (a)	132,110
8,500	LifeCell Corp. (a)(b)	259,590
46,600	Savient Pharmaceuticals, Inc. (a)(b)	578,772

		1,447,872

	Medical Equipment & Supplies — 0.20%
61,000	Bruker BioSciences Corp. (a)	549,610
28,900	Conceptus, Inc. (a)(b)	559,793
21,300	Stereotaxis, Inc. (a)(b)	278,178

		1,387,581

	Medical Products — 0.15%
18,500	Mentor Corp. (b)	752,580
6,300	West Pharmaceutical Services, Inc. (b)	297,045

		1,049,625

	Medical Supplies — 0.04%
11,100	Zoll Medical Corp. (a)	247,641

	Medical Systems — 0.05%
12,500	Aspect Medical Systems, Inc. (a)(b)	187,000
5,500	SonoSite, Inc. (a)(b)	172,865

		359,865

	Metal Processors & Fabrication — 0.11%
16,250	Quanex Corp. (b)	791,375

	Metals — 0.19%
10,600	Cleveland-Cliffs, Inc. (b)	823,302

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common Stocks (continued)
	Franklin Portfolio Associates (continued)
	Metals (continued)
56,400	Hecla Mining Co. (a)(b)	$481,656

		1,304,958

	Miscellaneous Equipment Rental & Leasing — 0.03%
7,600	H&E Equipment Services, Inc. (a)(b)	210,824

	Natural Gas Utilities — 0.07%
7,200	New Jersey Resources Corp. (b)	367,344
4,500	Piedmont Natural Gas Co., Inc.	110,925

		478,269

	Nutritional Products — 0.10%
15,500	NBTY, Inc. (a)(b)	669,600

	Oil & Gas — 0.20%
12,300	Delek US Holdings, Inc. (b)	327,795
7,800	Holly Corp. (b)	578,682
4,000	Lufkin Industries, Inc.	258,200
3,500	Western Refining, Inc. (b)	202,300

		1,366,977

	Oil-Field Services — 0.23%
20,700	Oil States International, Inc. (a)(b)	855,738
16,300	Trico Marine Services, Inc. (a)(b)	666,344
1,600	W-H Energy Services, Inc. (a)	99,056

		1,621,138

	Pharmaceuticals — 0.65%
22,600	Albany Molecular Research, Inc. (a)(b)	335,610
34,700	BioMarin Pharmaceutical, Inc. (a)(b)	622,518
55,400	Enzon, Inc. (a)(b)	434,890
21,600	Geron Corp. (a)(b)	152,064
14,100	GTx, Inc. (a)(b)	228,279
23,600	Medicines Co. (a)(b)	415,832
19,800	OSI Pharmaceuticals, Inc. (a)(b)	716,958
28,500	Pain Therapeutics, Inc. (a)(b)	248,235
11,800	Prestige Brands Holdings, Inc. (a)(b)	153,164
22,700	Salix Pharmaceuticals Ltd. (a)(b)	279,210
29,300	Sciele Pharma, Inc. (a)(b)	690,308
6,800	Usna Health Sciences, Inc. (a)(b)	304,232

		4,581,300

	Physical Fitness Facilities — 0.04%
23,400	Nautilus, Inc. (b)	281,736

	Plastics Products — 0.02%
3,100	AEP Industries, Inc. (a)(b)	139,531

Shares	Security Description	Value
	Power Conversion/Supply Equipment — 0.12%
36,000	Advanced Energy Industries, Inc. (a)	$815,760

	Printing – Commercial — 0.06%
18,500	Cenveo, Inc. (a)(b)	429,015

	Real Estate Investment Trust — 1.10%
17,575	Affordable Residential Communities (a)(b)	207,737
47,400	Ashford Hospitality Trust (b)	557,424
20,300	Cousins Properties, Inc.	588,903
39,800	Deerfield Triarc Capital Corp.	582,274
3,400	Entertainment Properties Trust (b)	182,852
41,700	Extra Space Storage, Inc. (b)	688,050
22,000	Felcor Lodging Trust, Inc. (b)	572,660
26,000	Inland Real Estate Corp. (b)	441,480
20,000	Investors Real Estate Trust (b)	206,600
16,200	Kite Realty Group Trust (b)	308,124
12,900	LaSalle Hotel Properties (b)	560,118
30,400	National Retail Properties, Inc.	664,544
29,200	Nationwide Health Properties, Inc.	794,240
18,500	Omega Healthcare Investors, Inc. (b)	292,855
19,400	Ramco-Gershenson Properties Trust (b)	697,042
5,700	Resource Capital Corp. (b)	79,686
6,500	Saul Centers, Inc.	294,775

		7,719,364

	Residential Lighting Fixtures — 0.08%
6,900	Genlyte Group, Inc. (a)	541,926

	Resorts/Theme Parks — 0.06%
5,400	Avatar Holdings, Inc. (a)(b)	415,476

	Restaurants — 0.26%
9,400	Buffalo Wild Wings, Inc. (a)(b)	390,946
9,300	Jack in the Box, Inc. (a)	659,742
27,400	Ruby Tuesday, Inc. (b)	721,442

		1,772,130

	Retail — 0.50%
25,300	Asbury Automotive Group, Inc.	631,235
10,800	Big Lots, Inc. (a)(b)	317,736
16,900	Cabela’s, Inc., Class – A (a)(b)	373,997
38,800	Casual Male Retail Group, Inc. (a)(b)	391,880
4,200	Charlotte Russe Holding, Inc. (a)(b)	112,854
26,100	Dress Barn, Inc. (a)(b)	535,572
8,100	DSW, Inc., Class – A (a)(b)	282,042
16,200	Haverty Furniture Cos., Inc. (b)	189,054

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common Stocks (continued)
	Franklin Portfolio Associates (continued)
	Retail (continued)
3,000	Ingles Markets, Inc., Class – A	$103,350
17,700	Systemax, Inc. (b)	368,337
6,900	West Marine, Inc. (a)(b)	94,944
2,900	Wild Oats Markets, Inc. (a)(b)	48,604

		3,449,605

	Retail – Apparel — 0.07%
12,000	Aeropostale, Inc. (a)	500,160

	Retail – Major Department Store — 0.05%
10,000	School Specialty, Inc. (a)(b)	354,400

	Rubber & Plastics — 0.06%
55,200	Polyone Corp. (a)(b)	396,888

	Schools — 0.02%
3,600	DeVry, Inc.	122,472

	Semiconductors — 0.32%
42,700	Amkor Technologies, Inc. (a)(b)	672,525
20,900	Brooks Automation, Inc. (a)	379,335
11,000	Cymer, Inc. (a)(b)	442,200
55,500	Micrel, Inc. (b)	705,960

		2,200,020

	State banks, federal reserve — 0.06%
10,900	Hancock Holding Co. (b)	409,295

	Steel — 0.14%
6,600	Freightcar America, Inc. (b)	315,744
15,700	Steel Dynamics, Inc. (b)	657,987

		973,731

	Telecommunications Equipment — 0.45%
36,400	Alaska Communications Systems Group, Inc. (b)	576,576
19,200	Anaren, Inc. (a)	338,112
20,600	C-COR, Inc. (a)	289,636
22,600	InterDigital Communications Corp. (a)(b)	727,042
33,300	Oplink Communications, Inc. (a)	499,500
21,500	RCN Corp.	403,985
56,300	UTStarcom, Inc. (a)(b)	315,843

		3,150,694

	Textile/Apparel — 0.06%
12,800	Perry Ellis International, Inc. (a)(b)	411,776

	Toys — 0.07%
19,400	Marvel Entertainment, Inc. (a)(b)	494,312

	Transportation & Shipping — 0.27%
8,900	Horizon Lines, Inc., Class – A	291,564

Shares	Security Description	Value
	Transportation & Shipping (continued)
23,300	Pacer International, Inc.	$548,016
19,200	Saia, Inc. (a)	523,392
13,900	Wabtec Corp.	507,767

		1,870,739

	Wire & Cable Products — 0.13%
4,700	Belden CDT, Inc. (b)	260,145
8,800	General Cable Corp. (a)(b)	666,600

		926,745

		103,292,742

	Frontier Capital Management Co. — 24.67%
	Aerospace/Defense — 0.42%
32,900	BFGoodrich Corp.	1,959,524
46,073	Orbital Sciences Corp. (a)(b)	967,994

		2,927,518

	Apparel Manufacturers — 0.05%
23,800	Quiksilver, Inc. (a)(b)	336,294

	Auction House — 0.32%
48,300	Sotheby’s Holdings, Inc., Class – A (b)	2,222,766

	Audio/Video Products — 0.13%
157,000	TiVo, Inc. (a)(b)	909,030

	Auto Related — 0.41%
27,600	Autoliv, Inc.	1,569,612
29,900	Intermec, Inc. (a)(b)	756,769
8,500	Oshkosh Truck Corp. (b)	534,820

		2,861,201

	Banking & Finance — 0.60%
53,300	E*Trade Group, Inc. (a)	1,177,397
15,800	Portfolio Recovery Associates, Inc. (b)	948,316
14,100	Ritchie Bros. Auctioneers, Inc.	882,942
26,800	Thomas Weisel Partners Group, Inc. (a)(b)	446,220
28,000	Waddell & Reed Financial, Inc.	728,280

		4,183,155

	Building Products — 0.16%
22,700	NCI Building Systems, Inc. (a)(b)	1,119,791

	Business Equipment — 0.26%
34,700	Diebold, Inc. (b)	1,811,340

	Business Services — 0.79%
72,100	Amdocs Ltd. (a)(b)	2,871,022
33,200	AMN Healthcare Services, Inc. (a)(b)	730,400
80,600	CV Therapeutics (a)(b)	1,064,726
23,700	Polycom, Inc. (a)	796,320

		5,462,468

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common Stocks (continued)
	Frontier Capital Management Co. (continued)
	Chemicals — 0.41%
85,700	Chemtura Corp.	$952,127
10,000	FMC Corp.	893,900
38,100	Hercules, Inc. (a)	748,665
22,400	US BioEnergy Corp. (a)(b)	254,464

		2,849,156

	Chemicals-Specialty — 0.07%
12,000	Albemarle Corp.	462,360

	Coal — 0.08%
21,100	Massey Energy Co. (b)	562,315

	Communication Equipment — 0.68%
15,500	Arris Group, Inc. (a)(b)	272,645
25,843	Avid Technology, Inc. (a)(b)	913,550
33,900	Foundry Networks, Inc. (a)	564,774
93,400	Harmonic, Inc. (a)(b)	828,458
7,600	Harris Corp.	414,580
203,500	Sonus Networks, Inc. (a)(b)	1,733,820

		4,727,827

	Computer Equipment — 0.15%
30,268	Seagate Technology Escrow (a)(c)	0
55,300	Western Digital Corp. (a)	1,070,055

		1,070,055

	Computer Software & Services — 0.44%
79,000	BEA Systems, Inc. (a)	1,081,510
31,900	Manhattan Associates, Inc. (a)	890,329
27,600	Perot Systems Corp., Class – A (a)(b)	470,304
83,200	SeaChange International, Inc. (a)(b)	645,632

		3,087,775

	Construction — 1.12%
81,800	Chicago Bridge & Iron Co.	3,087,132
23,500	Fluor Corp. (b)	2,617,195
35,800	Jacobs Engineering Group, Inc. (a)(b)	2,058,858

		7,763,185

	Consumer Products & Services — 0.10%
33,440	Digital Theater Systems, Inc. (a)(b)	727,989

	Containers & Packaging — 0.72%
172,900	Crown Holdings, Inc. (a)(b)	4,317,313
50,000	Smurfit-Stone Container Corp. (a)	665,500

		4,982,813

	Data Processing & Outsourced Services — 0.08%
14,200	Global Payments, Inc.	563,030

Shares	Security Description	Value
	Distribution/Wholesale — 0.08%
9,800	Watsco, Inc. (b)	$533,120

	Electrical & Electronics — 3.33%
69,100	Actel Corp. (a)	961,181
12,400	CommScope, Inc. (a)(b)	723,540
60,700	Cree, Inc. (a)(b)	1,569,095
157,100	Dexcom, Inc. (a)(b)	1,286,649
49,000	Fairchild Semiconductor International, Inc. (a)	946,680
16,500	Franklin Electric Co., Inc. (b)	778,470
9,200	Harman International Industries, Inc. (b)	1,074,560
14,500	Hubbell, Inc., Class – B (b)	786,190
72,680	Integrated Device Technology, Inc. (a)	1,109,824
27,000	Itron, Inc. (a)(b)	2,104,379
28,200	MEMC Electronic Materials, Inc. (a)(b)	1,723,584
57,300	Microsemi Corp. (a)(b)	1,372,335
56,600	National Semiconductor Corp. (b)	1,600,082
11,300	Pentair, Inc. (b)	435,841
145,700	PMC-Sierra, Inc. (a)(b)	1,126,261
17,100	Rogers Corp. (a)(b)	632,700
36,100	Silicon Laboratories, Inc. (a)(b)	1,249,421
16,200	SiRF Technology Holdings, Inc. (a)(b)	335,988
184,100	Skyworks Solutions, Inc. (a)(b)	1,353,135
15,800	Synopsys, Inc. (a)	417,594
6,900	Thomas & Betts Corp. (a)	400,200
33,270	Trimble Navigation Ltd. (a)	1,071,294

		23,059,003

	Energy Equipment & Services — 1.25%
28,700	Core Laboratories NV (a)(b)	2,918,503
16,538	ENSCO International, Inc. (b)	1,008,983
10,200	GlobalSantaFe Corp. (b)	736,950
12,900	National-Oilwell, Inc. (a)	1,344,696
17,100	Noble Corp.	1,667,592
9,500	Transocean Sedco Forex, Inc. (a)(b)	1,006,810

		8,683,534

	Entertainment — 0.06%
21,100	Netflix, Inc. (a)(b)	409,129

	Financial Services — 0.15%
24,000	Investment Technology Group, Inc. (a)(b)	1,039,920

	Forest Products & Papers — 0.45%
49,200	Albany International Corp., Class – A (b)	1,989,648

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common Stocks (continued)
	Frontier Capital Management Co. (continued)
	Forest Products & Papers (continued)
39,200	Electronics for Imaging, Inc. (a)(b)	$1,106,224

		3,095,872

	Health Care — 2.34%
54,300	Cross Country Healthcare, Inc. (a)(b)	905,724
16,100	DaVita, Inc. (a)	867,468
73,700	Eclipsys Corp. (a)(b)	1,459,260
39,600	Express Scripts, Inc., Class – A (a)	1,980,396
15,500	Healthways, Inc. (a)(b)	734,235
17,700	Magellan Health Services, Inc. (a)	822,519
31,500	Matria Healthcare, Inc. (a)(b)	953,820
59,500	Omnicare, Inc. (b)	2,145,569
27,600	Pall Corp. (b)	1,269,324
27,600	PAREXEL International Corp. (a)	1,160,856
25,000	Pediatrix Medical Group, Inc. (a)	1,378,750
22,300	Radiation Therapy Services, Inc. (a)(b)	587,382
177,300	Regeneration Technologies, Inc. (a)(b)	1,994,625

		16,259,928

	Insurance — 0.15%
33,700	Montpelier Re Holdings Ltd. –ADR (b)	624,798
16,700	OneBeacon Insurance Group Ltd. (b)	423,011

		1,047,809

	Manufacturing — 0.89%
17,900	A.O. Smith Corp. (b)	714,031
16,900	Carlisle Cos., Inc.	786,019
35,500	Kaydon Corp. (b)	1,850,260
42,900	Navistar International Corp. (a)(b)	2,831,400

		6,181,710

	Media — 0.26%
60,100	Macrovision Corp. (a)(b)	1,806,606

	Medical – Biomedical/Genetic — 1.01%
29,732	Charles River Laboratories International, Inc. (a)(b)	1,534,766
60,500	Genomic Health, Inc. (a)(b)	1,137,400
42,600	Illumina, Inc. (a)(b)	1,729,134
8,900	Millipore Corp. (a)(b)	668,301
62,500	Momenta Pharmaceuticals, Inc. (a)(b)	630,000

Shares	Security Description	Value
	Medical – Biomedical/Genetic (continued)
54,800	Wright Medical Group, Inc. (a)	$1,321,776

		7,021,377

	Medical Equipment & Supplies — 0.11%
63,700	Helicos Biosciences Corp. (a)	577,122
13,000	Insulet Corp. (a)(b)	184,600

		761,722

	Medical Products — 0.22%
26,800	Advanced Medical Optics, Inc. (a)(b)	934,784
11,600	Cooper Cos., Inc. (b)	618,512

		1,553,296

	Medical Supplies — 0.07%
38,100	Merit Medical Systems, Inc. (a)(b)	455,676

	Medical Systems — 0.44%
36,500	Alkermes, Inc. (a)(b)	532,900
83,900	Cyberonics (a)(b)	1,411,198
35,500	STERIS Corp.	1,086,300

		3,030,398

	Metals — 0.73%
25,200	Brush Engineered Materials, Inc. (a)(b)	1,058,148
21,100	Freeport-McMoRan Copper & Gold, Inc., Class – B (b)	1,747,502
84,700	Hecla Mining Co. (a)(b)	723,338
20,400	RTI International Metals, Inc. (a)	1,537,548

		5,066,536

	Movies & Entertainment — 0.10%
39,400	Cinemark Holdings, Inc. (a)(b)	704,866

	Oil & Gas — 0.49%
32,600	Interoil Corp. (a)(b)	617,444
142,200	Talisman Energy, Inc.	2,748,726

		3,366,170

	Oilfield Services & Equipment — 0.15%
23,200	Dril-Quip, Inc. (a)	1,042,840

	Paper & Related Products — 0.11%
24,000	Kadant, Inc. (a)(b)	748,800

	Pharmaceuticals — 0.54%
49,600	ICON PLC – ADR (a)	2,169,504
41,300	Pharmaceutical Product Development, Inc. (b)	1,580,551

		3,750,055

	Pollution Control — 0.38%
23,400	Clean Harbors, Inc. (a)(b)	1,156,428

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common Stocks (continued)
	Frontier Capital Management Co. (continued)
	Pollution Control (continued)
49,350	Republic Services, Inc.	$1,512,084

		2,668,512

	Production Technology — 0.19%
36,700	Cognex Corp. (b)	826,117
28,900	Teradyne, Inc. (a)(b)	508,062

		1,334,179

	Real Estate Investment Trust — 0.28%
38,800	CapitalSource, Inc. (b)	954,092
37,900	Providence Service Corp. (a)(b)	1,012,688

		1,966,780

	Restaurants — 0.25%
20,000	The Cheesecake Factory, Inc. (a)(b)	490,400
10,700	Panera Bread Co., Class – A (a)(b)	492,842
46,000	Triarc Cos., Inc., Class – B (b)	722,200

		1,705,442

	Retail — 0.47%
46,200	CarMax, Inc. (a)(b)	1,178,100
47,600	Dollar Tree Stores, Inc. (a)	2,072,980

		3,251,080

	Semiconductors — 0.91%
16,000	Cabot Microelectronics Corp. (a)(b)	567,840
43,300	Cymer, Inc. (a)(b)	1,740,660
21,000	Cypress Semiconductor Corp. (a)(b)	489,090
21,900	International Rectifier Corp. (a)(b)	815,994
284,400	Mindspeed Technologies (a)(b)	628,524
39,500	Netlogic Microsystems, Inc. (a)(b)	1,257,680
30,500	Saifun Semiconductors Ltd. (a)(b)	362,340
27,400	Semtech Corp. (a)(b)	474,842

		6,336,970

	Technology — 0.23%
38,100	ATMI, Inc. (a)(b)	1,143,000
22,800	Hutchinson Technology, Inc. (a)(b)	428,868

		1,571,868

	Telecommunications Equipment — 1.23%
44,100	ADTRAN, Inc. (b)	1,145,277
38,100	Anaren, Inc. (a)	670,941
79,400	C-COR, Inc. (a)	1,116,364
23,800	Ciena Corp. (a)(b)	859,894

Shares	Security Description	Value
	Telecommunications Equipment (continued)
118,700	ECI Telecom Ltd. (a)(b)	$1,086,105
20,700	Global Crossing Ltd. (a)(b)	390,816
24,587	JDS Uniphase Corp. (a)(b)	330,203
207,739	Level 3 Communications, Inc. (a)(b)	1,215,273
19,800	NII Holdings, Class – B (a)	1,598,653
8,000	OpNext, Inc. (a)(b)	105,920

		8,519,446

	Transportation & Shipping — 0.69%
34,200	Kansas City Southern (a)(b)	1,283,868
41,600	Kirby Corp. (a)	1,597,024
39,500	Landstar System, Inc.	1,905,875

		4,786,767

	Utilities — 0.12%
53,900	Citizens Communications Co. (b)	823,053

		171,212,532

	Geewax, Terker & Co. — 18.41%
	Aerospace/Defense — 0.58%
41,115	Kaman Corp. (b)	1,282,377
39,720	Moog, Inc., Class – A (a)(b)	1,752,048
21,500	Teledyne Technologies, Inc. (a)(b)	987,925

		4,022,350

	Agriculture — 0.33%
27,060	Andersons, Inc. (b)	1,226,630
24,570	Lindsay Corp. (b)	1,088,205

		2,314,835

	Auto Parts — 0.31%
39,700	American Axle & Manufacturing Holdings, Inc. (b)	1,175,914
31,850	Noble International Ltd. (b)	651,014
10,000	Sauer-Danfoss, Inc. (b)	297,600

		2,124,528

	Banking & Finance — 0.20%
6,300	Cash America International, Inc. (b)	249,795
9,320	City Bank (b)	293,673
9,600	First State Bancorp. (b)	204,384
29,190	Ocwen Financial Corp. (a)(b)	389,103
9,400	Sterling Financial Corp. (b)	272,036

		1,408,991

	Broadcasting & Cable TV — 0.03%
32,770	Crown Media Holdings, Inc., Class – A (a)(b)	235,944

	Building Products — 0.28%
87,140	Goodman Global, Inc. (a)(b)	1,936,251

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common Stocks (continued)
	Geewax, Terker & Co. (continued)
	Building Products – Heating/Plumbing — 0.15%
39,640	Interline Brands, Inc. (a)(b)	$1,033,811

	Business Equipment — 0.14%
42,870	Knoll, Inc.	960,288

	Business Services — 0.43%
13,490	CRA International, Inc. (a)(b)	650,218
53,820	MPS Group, Inc. (a)(b)	719,573
16,240	PAETEC Holding Corp. (a)	183,350
22,495	Vertrue, Inc. (a)(b)	1,097,306
6,600	Watson Wyatt Worldwide, Inc. (b)	333,168

		2,983,615

	Chemicals — 0.41%
30,000	Arch Chemicals, Inc. (b)	1,054,200
14,000	Cabot Microelectronics Corp. (a)(b)	496,860
17,100	H.B. Fuller Co. (b)	511,119
38,300	Hercules, Inc. (a)	752,595

		2,814,774

	Commercial Services — 0.07%
10,000	CDI Corp. (b)	322,000
6,600	First Advantage Corp., Class – A (a)(b)	151,866

		473,866

	Communication Equipment — 0.26%
103,490	Arris Group, Inc. (a)(b)	1,820,389

	Communications Technology — 0.21%
44,980	Brocade Communications Systems, Inc. (a)(b)	351,744
14,740	Comtech Telecommunications Corp. (a)(b)	684,230
4,920	CPI International, Inc. (a)(b)	97,564
11,580	Digi International, Inc. (a)(b)	170,689
4,990	Novatel Wireless, Inc. (a)(b)	129,840

		1,434,067

	Computer Hardware — 0.01%
13,110	Actuate Corp. (a)	89,017

	Computer Services — 0.03%
60,730	Quantum Corp. (a)(b)	192,514

	Computer Software — 0.30%
18,400	ANSYS, Inc. (a)(b)	487,600
31,000	Echelon Corp. (a)(b)	484,530
6,430	QAD, Inc. (b)	53,369
34,400	THQ, Inc. (a)(b)	1,049,888

		2,075,387

Shares	Security Description	Value
	Computer Software & Services — 0.14%
16,240	CIBER, Inc. (a)(b)	$132,843
15,430	Ness Technologies, Inc. (a)(b)	200,744
31,000	SYNNEX Corp. (a)(b)	638,911

		972,498

	Consumer Products — 0.04%
8,040	WD-40 Co. (b)	264,275

	Consumer Products & Services — 0.32%
14,770	Kellwood Co. (b)	415,332
24,700	Pantry, Inc. (a)(b)	1,138,670
12,210	Silgan Holdings, Inc.	674,969

		2,228,971

	Cosmetics — 0.12%
10,730	Elizabeth Arden, Inc. (a)(b)	260,310
33,300	Nu Skin Enterprises, Inc., Class – A (b)	549,450

		809,760

	Distribution — 0.18%
18,590	United Stationers, Inc. (a)	1,238,838

	Distribution/Wholesale — 0.23%
50,270	Houston Wire & Cable Co. (a)(b)	1,428,171
6,817	LKQ Corp. (a)(b)	168,107

		1,596,278

	Diversified Financial Services — 0.33%
64,830	Leucadia National Corp. (b)	2,285,258

	Drugs & Pharmaceuticals — 0.05%
5,790	Chattem, Inc. (a)(b)	366,970

	E-Commerce — 0.03%
10,180	Shutterfly, Inc. (a)(b)	219,379

	Electric Utilities — 0.24%
71,200	Aquila, Inc. (a)	291,208
42,460	Unisource Energy Corp. (b)	1,396,509

		1,687,717

	Electrical & Electronics — 0.43%
24,330	Anixter International, Inc. (a)(b)	1,829,860
41,280	PNM Resources, Inc. (b)	1,147,171

		2,977,031

	Electrical Components & Equipment — 0.14%
12,290	Genlyte Group, Inc. (a)(b)	965,257

	Electrical Equipment — 0.01%
1,960	Powell Industries, Inc. (a)(b)	62,250

	Electronic Components — 0.13%
25,710	Synaptics, Inc. (a)(b)	920,161

	Electronic Components & Instruments — 0.68%
4,300	Baldor Electric Co. (b)	211,904

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common Stocks (continued)
	Geewax, Terker & Co. (continued)
	Electronic Components & Instruments (continued)
22,460	EDO Corp. (b)	$738,260
3,590	Electro Scientific Industries, Inc. (a)(b)	74,672
26,990	OSI Systems, Inc. (a)(b)	738,177
29,190	Regal-Beloit Corp. (b)	1,358,503
79,430	Zoran Corp. (a)	1,591,776

		4,713,292

	Electronics – Semiconductors — 0.07%
17,800	Excel Technology, Inc. (a)	497,332

	Energy — 0.06%
23,650	RPC, Inc. (b)	402,996

	Energy Equipment & Services — 0.34%
29,550	Basic Energy Services, Inc. (a)(b)	755,594
42,720	Complete Production Services, Inc. (a)(b)	1,104,312
13,800	Metretek Technologies, Inc. (a)(b)	213,072
19,160	Union Drilling, Inc. (a)(b)	314,607

		2,387,585

	Engineering Services — 0.02%
6,640	Stanley, Inc. (a)	116,997

	Entertainment — 0.00%
2,400	Magna Entertainment Corp. (a)(b)	7,008

	Finance — 0.08%
12,070	National Financial Partners Corp. (b)	558,962

	Financial Services — 0.05%
7,400	First Cash Financial Services, Inc. (a)(b)	173,456
14,600	Online Resources Corp. (a)(b)	160,308
700	QC Holdings, Inc. (b)	10,500

		344,264

	Food Processing — 0.06%
15,800	Hain Celestial Group, Inc. (a)(b)	428,812

	Forest Products & Papers — 0.01%
2,800	Schweitzer-Mauduit International, Inc.	86,800

	Gas Transmission & Distribution — 0.09%
14,100	Nicor, Inc. (b)	605,172

	Glass Containers — 0.12%
30,000	Apogee Enterprises, Inc.	834,600

	Health Care — 0.41%
21,170	Capital Senior Living Corp. (a)(b)	199,421

Shares	Security Description	Value
	Health Care (continued)
10,100	Gentiva Health Services, Inc. (a)(b)	$202,606
4,000	IMS Health, Inc. (b)	128,520
20,200	LHC Group, Inc. (a)(b)	529,240
9,400	MedCath Corp. (a)(b)	298,920
73,670	Option Care, Inc. (b)	1,134,519
13,160	Radiation Therapy Services, Inc. (a)(b)	346,634

		2,839,860

	Household Products — 0.15%
50,580	Lifetime Brands, Inc. (b)	1,034,361

	Industrial Products — 0.03%
11,850	Smith & Wesson Holding Corp. (a)(b)	198,488

	Information Technology — 0.07%
14,660	ManTech International Corp., Class –A (a)	451,968

	Instruments-Controls — 0.01%
3,600	Zygo Corp. (a)	51,444

	Insurance — 1.15%
20,030	ACA Capital Holdings, Inc. (a)(b)	238,357
11,780	AmTrust Financial Services, Inc. (b)	221,346
29,610	Argonaut Group, Inc. (b)	924,128
19,361	Crawford & Co., Class – B (b)	130,880
12,510	HCC Insurance Holdings, Inc. (b)	417,959
9,070	Hilb Rogal and Hobbs Co. (b)	388,740
3,200	James River Group, Inc. (b)	106,336
2,700	Kansas City Life Insurance Co. (b)	125,604
98,925	Meadowbrook Insurance Group, Inc. (a)(b)	1,084,218
4,270	The Midland Co. (b)	200,434
13,960	Navigators Group, Inc. (a)	752,444
29,210	ProAssurance Corp. (a)(b)	1,626,121
6,500	Reinsurance Group of America, Inc. (b)	391,560
6,300	RLI Corp. (b)	352,485
32,830	Seabright Insurance Holdings (a)(b)	573,868
13,040	Tower Group, Inc. (b)	415,976

		7,950,456

	Insurance – Property, Casualty, Health — 0.05%
34,980	Fremont General Corp. (b)	376,385

	Investment Companies — 0.45%
62,651	Apollo Investment Corp. (b)	1,348,249

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common Stocks (continued)
	Geewax, Terker & Co. (continued)
	Investment Companies (continued)
43,100	Harris & Harris Group, Inc. (a)(b)	$482,720
28,190	MCG Capital Corp. (b)	451,604
31,110	Waddell & Reed Financial, Inc. (b)	809,171

		3,091,744

	Machinery & Engineering — 0.29%
9,800	Altra Holdings, Inc. (a)(b)	169,344
55,000	Applied Industrial Technologies, Inc. (b)	1,622,500
3,400	Lincoln Electric Holding, Inc.	252,416

		2,044,260

	Machinery – Industrial/Specialty — 0.12%
26,780	Kadant, Inc. (a)	835,536

	Manufacturing — 1.34%
22,380	Actuant Corp., Class – A (b)	1,411,283
18,830	Ameron International Corp. (b)	1,698,277
18,270	Barnes Group, Inc. (b)	578,794
30,100	Briggs & Stratton Corp. (b)	949,956
38,600	EnPro Industries, Inc. (a)(b)	1,651,694
42,100	Gardner Denver, Inc. (a)	1,791,354
29,270	Trinity Industries, Inc. (b)	1,274,416

		9,355,774

	Medical – Biomedical/Genetic — 0.07%
12,840	Kendle International, Inc. (a)(b)	472,127

	Medical Equipment & Supplies — 0.14%
80,340	Alliance Imaging, Inc. (a)(b)	754,392
13,970	Symmetry Medical, Inc. (a)(b)	223,660

		978,052

	Medical Products — 0.20%
9,800	Air Methods Corp. (a)(b)	359,366
29,200	Owens & Minor, Inc. (b)	1,020,248

		1,379,614

	Medical Supplies — 0.01%
7,200	Hanger Orthopedic Group, Inc. (a)(b)	77,760

	Metal Processors & Fabrication — 0.28%
19,400	NN, Inc.	228,920
35,070	Quanex Corp. (b)	1,707,909

		1,936,829

	Metals — 0.16%
15,040	RTI International Metals, Inc. (a)	1,133,565

Shares	Security Description	Value
	Miscellaneous Equipment Rental & Leasing — 0.09%
22,225	H&E Equipment Services, Inc. (a)(b)	$616,522

	Natural Gas Utilities — 0.25%
7,500	New Jersey Resources Corp. (b)	382,650
14,360	Northwest Natural Gas Co. (b)	663,288
24,800	UGI Corp.	676,544

		1,722,482

	Nursing Homes — 0.04%
19,000	Sun Healthcare Group, Inc. (a)(b)	275,310

	Nutritional Products — 0.02%
10,480	Mannatech, Inc. (b)	166,527

	Oil & Gas — 0.68%
20,450	Berry Petroleum Co., Class – A (b)	770,556
11,730	Denbury Resources, Inc. (a)(b)	439,875
17,050	Lufkin Industries, Inc. (b)	1,100,577
59,840	Parker Drilling Co. (a)(b)	630,714
19,000	Rosetta Resources, Inc. (a)(b)	409,260
23,700	Western Refining, Inc. (b)	1,369,859

		4,720,841

	Oil-Field Services — 0.08%
9,000	W-H Energy Services, Inc. (a)	557,190

	Packaging — 0.05%
5,500	Grief Inc., Class – A (b)	327,855

	Pharmaceuticals — 0.79%
29,670	Alexion Pharmaceuticals, Inc. (a)(b)	1,336,930
117,430	Indevus Pharmaceuticals, Inc. (a)(b)	790,304
25,200	K-V Pharmaceutical Co., Class – A (a)(b)	686,448
108,940	Sciele Pharma, Inc. (a)(b)	2,566,626
17,750	SuperGen, Inc. (a)(b)	98,690

		5,478,998

	Plastics Products — 0.06%
15,670	Spartech Corp.	416,039

	Printing – Commercial — 0.06%
17,150	Cenveo, Inc. (a)(b)	397,709

	Prod/Technology Equipment — 0.11%
15,400	Esterline Technologies Corp. (a)(b)	743,974

	Real Estate Investment Trust — 1.23%
53,250	Anthracite Capital, Inc. (b)	623,025
21,870	Arbor Realty Trust, Inc.	564,465

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common Stocks (continued)
	Geewax, Terker & Co. (continued)
	Real Estate Investment Trust (continued)
8,080	Capital Trust, Inc., Class – A (b)	$275,851
37,090	CapitalSource, Inc. (b)	912,043
7,700	Entertainment Properties Trust (b)	414,106
30,090	First Industrial Realty Trust, Inc. (b)	1,166,288
5,700	Getty Realty Corp. (b)	149,796
15,400	iStar Financial, Inc.	682,682
24,620	Jer Investors Trust, Inc. (b)	369,300
54,770	KKR Financial Holdings LLC (b)	1,364,320
44,000	Newcastle Investment Corp. (b)	1,103,080
46,040	Senior Housing Properties Trust (b)	936,914

		8,561,870

	Rental & Leasing — 0.07%
5,700	McGrath Rentcorp (b)	192,033
13,400	Williams Scotsman International, Inc. (a)(b)	319,054

		511,087

	Restaurants — 0.11%
7,200	Carrols Restaurant Group, Inc. (a)(b)	109,800
13,000	CKE Restaurants, Inc. (b)	260,910
9,900	McCormick & Schmick’s Seafood Restaurants, Inc. (a)(b)	256,806
7,250	Morton’s Restaurant Group, Inc. (a)(b)	131,298

		758,814

	Retail — 0.50%
39,300	Asbury Automotive Group, Inc. (b)	980,535
24,260	Bon-Ton Stores, Inc. (b)	971,856
28,000	Conn’s, Inc. (a)(b)	799,680
14,800	Suburban Propane Partners LP (b)	708,476

		3,460,547

	Rubber & Plastics — 0.07%
21,400	Myers Industries, Inc. (b)	473,154

	Semiconductors — 0.01%
8,800	IXYS Corp. (a)(b)	73,480

	Telecommunications Equipment — 0.72%
20,200	Anaren, Inc. (a)(b)	355,722
16,860	C-COR, Inc. (a)(b)	237,052
13,560	Centennial Communications Corp. (a)(b)	128,684

Shares	Security Description	Value
	Telecommunications Equipment (continued)
32,206	Ditech Networks, Inc. (a)(b)	$263,767
39,280	Dobson Communications Corp., Class – A (a)(b)	436,401
27,120	Golden Telecom, Inc.	1,491,870
13,000	NTELOS Holdings Corp. (b)	359,320
71,840	Oplink Communications, Inc. (a)(b)	1,077,600
6,000	ParkerVision, Inc. (a)(b)	71,700
29,400	Time Warner Telecom, Inc., Class – A (a)(b)	590,940

		5,013,056

	Tobacco & Tobacco Products — 0.18%
126,730	Alliance One International, Inc. (a)(b)	1,273,637

	Transportation & Shipping — 0.52%
26,560	Genesee & Wyoming, Inc., Class – A (a)(b)	792,550
3,200	Greenbrier Cos., Inc. (b)	96,704
9,020	GulfMark Offshore, Inc. (a)(b)	462,004
16,200	Horizon Lines, Inc., Class – A (b)	530,712
9,700	Kirby Corp. (a)	372,383
36,490	Wabtec Corp. (b)	1,332,981

		3,587,334

	Utilities — 0.00%
1,400	Connecticut Water Service, Inc. (b)	34,118

	Water Utilities — 0.08%
6,600	American States Water Co. (b)	234,762
8,750	California Water Sevice Group (b)	328,038

		562,800

	Wire & Cable Products — 0.05%
6,000	Belden CDT, Inc. (b)	332,100

		127,772,757

	IronBridge Capital Management, LLC — 22.47%
	Aerospace/Defense — 0.59%
45,410	Moog, Inc., Class – A (a)	2,003,034
59,063	Orbital Sciences Corp. (a)(b)	1,240,914
14,220	United Industrial Corp. (b)	852,916

		4,096,864

	Aircraft — 0.23%
23,944	Triumph Group, Inc. (b)	1,567,614

	Auto Parts — 0.11%
35,285	Superior Industries International, Inc. (b)	767,802

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common Stocks (continued)
	IronBridge Capital Management, LLC (continued)
	Banking & Finance — 2.50%
31,923	A.G. Edwards, Inc.	$2,699,089
67,603	Cathay General Bancorp, Inc. (b)	2,267,405
40,803	Community Bank System, Inc. (b)	816,876
49,095	First Midwest Bancorp, Inc. (b)	1,743,363
2,250	Frontier Financial Corp. (b)	50,693
90,774	Jefferies Group, Inc.	2,449,083
53,100	Pacific Capital Bancorp (b)	1,432,638
54,711	PFF Bancorp, Inc. (b)	1,528,078
104,535	Sterling Bancshares, Inc. (b)	1,182,291
51,748	United Bankshares, Inc. (b)	1,645,586
35,059	Westamerica Bancorporation (b)	1,551,010

		17,366,112

	Building Products — 0.47%
51,850	Apogee Enterprises, Inc. (b)	1,442,467
42,390	Universal Forest Products, Inc. (b)	1,791,401

		3,233,868

	Business Services — 0.77%
43,189	eFunds Corp. (a)(b)	1,524,140
44,370	ICF International, Inc. (a)(b)	892,724
39,895	Perficient, Inc. (a)(b)	825,827
46,394	Phase Forward, Inc. (a)	780,811
38,554	Polycom, Inc. (a)	1,295,414

		5,318,916

	Chemicals — 0.96%
29,345	FCM Corp. (b)	2,623,150
35,992	Lubrizol Corp.	2,323,284
50,995	Methanex Corp.	1,282,014
39,046	Symyx Technologies, Inc. (a)(b)	449,419

		6,677,867

	Commercial Services — 0.13%
29,322	Quanta Services, Inc. (a)(b)	899,306

	Communication Equipment — 0.17%
37,744	ViaSat, Inc. (a)	1,211,582

	Computer Hardware — 0.14%
45,452	Intevac, Inc. (a)(b)	966,310

	Computer Software & Services — 0.57%
38,180	Manhattan Associates, Inc. (a)(b)	1,065,604
134,841	Parametric Technology Corp. (a)(b)	2,913,914

		3,979,518

	Consumer Products — 0.27%
46,650	Peet’s Coffee and Tea, Inc. (a)(b)	1,148,990

Shares	Security Description	Value
	Consumer Products (continued)
22,398	WD-40 Co. (b)	$736,222

		1,885,212

	Consumer Products & Services — 0.29%
45,146	Oxford Industries, Inc. (b)	2,001,774

	E-Commerce — 0.11%
54,405	Stamps.com, Inc. (a)(b)	749,701

	Electric Utilities — 0.50%
88,204	Avista Corp.	1,900,796
39,098	Black Hills Corp. (b)	1,554,146

		3,454,942

	Electrical & Electronics — 1.02%
12,144	Analogic Corp.	892,705
26,439	Thomas & Betts Corp. (a)	1,533,462
83,690	Trimble Navigation Ltd. (a)(b)	2,694,818
36,595	Woodward Governor Co. (b)	1,964,054

		7,085,039

	Electronic Components — 0.12%
41,244	Gentex Corp. (b)	812,094

	Electronic Components & Instruments — 0.30%
45,060	Flir Systems, Inc. (a)(b)	2,084,025

	Food Processing — 0.32%
49,597	Corn Products International, Inc. (b)	2,254,184

	Footwear — 0.33%
82,538	Wolverine World Wide, Inc. (b)	2,287,128

	Golf — 0.29%
112,600	Callaway Golf Co. (b)	2,005,406

	Instruments – Controls — 0.61%
12,063	IDEXX Laboratories, Inc. (a)	1,141,522
33,838	iRobot Corp. (a)(b)	671,684
38,944	National Instruments Corp. (b)	1,268,406
31,241	NovAtel, Inc. (a)	1,134,048

		4,215,660

	Insurance — 0.85%
48,821	Argonaut Group, Inc. (b)	1,523,703
30,878	FBL Financial Group, Inc., Class – A (b)	1,214,123
35,307	Midland Co. (b)	1,657,310
29,344	Selective Insurance Group, Inc. (b)	788,767
18,161	Stewart Information Services Corp. (b)	723,353

		5,907,256

	Lasers – Systems/Components — 0.26%
26,294	Rofin-Sinar Technologies, Inc. (a)(b)	1,814,286

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common Stocks (continued)
	IronBridge Capital Management, LLC (continued)
	Machinery & Engineering — 0.93%
43,391	Astec Industries, Inc. (a)(b)	$1,831,968
57,465	IDEX Corp.	2,214,701
32,572	Lincoln Electric Holding, Inc.	2,418,145

		6,464,814

	Manufacturing — 0.36%
47,848	Kaydon Corp. (b)	2,493,838

	Media — 0.11%
23,098	Media General, Inc., Class – A (b)	768,470

	Medical – Biomedical/Genetic — 0.34%
70,603	Exelixis, Inc. (a)(b)	854,296
26,826	Varian, Inc. (a)(b)	1,470,870

		2,325,166

	Medical Products — 1.02%
68,882	ABIOMED, Inc. (a)(b)	742,548
92,375	Cepheid, Inc. (a)(b)	1,348,676
48,096	Foxhollow Technologies, Inc. (a)(b)	1,021,559
32,554	Owens & Minor, Inc. (b)	1,137,437
29,575	Respironics, Inc. (a)	1,259,599
12,721	Techne Corp. (a)	727,768
47,119	Thoratec Corp. (a)(b)	866,518

		7,104,105

	Medical Systems — 0.61%
50,324	Cerner Corp. (a)(b)	2,791,472
46,248	SonoSite, Inc. (a)(b)	1,453,575

		4,245,047

	Metals — 0.29%
27,412	Commercial Metals Co.	925,703
14,370	RTI International Metals, Inc. (a)	1,083,067

		2,008,770

	Oil & Gas — 0.91%
40,807	AGL Resources, Inc.	1,651,867
67,520	Cabot Oil & Gas Corp., Class – A	2,490,138
12,518	Lufkin Industries, Inc. (b)	808,037
22,191	Unit Corp. (a)	1,396,036

		6,346,078

	Oil-Field Services — 0.72%
22,480	FMC Technologies, Inc. (a)	1,780,865
29,940	Oceaneering International, Inc. (a)	1,576,042
40,337	Oil States International, Inc. (a)(b)	1,667,532

		5,024,439

Shares	Security Description	Value
	Optical Supplies — 0.40%
98,794	Oakley, Inc. (b)	$2,805,750

	Pharmaceuticals — 0.19%
50,580	Allscripts Healthcare Solution, Inc. (a)(b)	1,288,778

	Plastics Products — 0.12%
23,727	Raven Industries, Inc. (b)	847,291

	Real Estate Investment Trust — 1.07%
124,714	Annaly Mortgage Management (b)	1,798,376
54,866	Corporate Office Properties (b)	2,250,055
27,833	First Industrial Realty Trust, Inc. (b)	1,078,807
43,878	Mid-America Apartment Communities, Inc.	2,302,717

		7,429,955

	Restaurants — 0.24%
76,307	California Pizza Kitchen, Inc. (a)(b)	1,639,064

	Retail — 0.93%
51,677	Men’s Wearhouse, Inc. (b)	2,639,144
68,210	Stage Stores, Inc. (b)	1,429,682
45,621	Tractor Supply Co. (a)(b)	2,374,573

		6,443,399

	Schools — 0.25%
13,394	Strayer Education, Inc. (b)	1,764,124

	Semiconductors — 1.06%
46,857	Cohu, Inc. (b)	1,042,568
107,215	Cypress Semiconductor Corp. (a)(b)	2,497,037
59,097	Varian Semiconductor Equipment Associates, Inc. (a)(b)	2,367,426
69,877	Veeco Instruments, Inc. (a)(b)	1,449,249

		7,356,280

	Storage/Warehousing — 0.22%
53,075	Mobile Mini, Inc. (a)(b)	1,549,790

	Superconductor Products and Systems — 0.18%
63,437	American Superconductor Corp. (a)(b)	1,224,968

	Telecommunications Equipment — 0.16%
76,883	Tekelec (a)(b)	1,108,653

	Toys — 0.21%
140,931	Leapfrog Enterprises, Inc. (a)(b)	1,444,543

	Transportation & Shipping — 0.24%
31,036	Alexander & Baldwin, Inc. (b)	1,648,322

		155,974,110

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common Stocks (continued)
	Sterling Johnston Capital Management, Inc. — 16.63%
	Advertising — 0.10%
19,400	inVentiv Health, Inc. (a)(b)	$710,234

	Aerospace/Defense — 0.96%
58,900	AAR Corp. (a)(b)	1,944,288
40,650	Curtiss-Wright Corp. (b)	1,894,697
103,550	Taser International, Inc. (a)(b)	1,445,558
23,300	United Industrial Corp. (b)	1,397,534

		6,682,077

	Agriculture — 0.51%
52,250	Andersons, Inc. (b)	2,368,492
27,000	Lindsay Corp. (b)	1,195,830

		3,564,322

	Aircraft — 0.17%
17,600	Triumph Group, Inc. (b)	1,152,272

	Auto Parts — 0.26%
54,150	Spartan Motors, Inc.	921,633
28,250	Titan International, Inc. (b)	892,983

		1,814,616

	Auto Related — 0.17%
33,750	Tenneco, Inc. (a)(b)	1,182,600

	Banking & Finance — 0.32%
42,374	Advanta Corp., Class – B (b)	1,319,557
22,450	Cash America International, Inc. (b)	890,143

		2,209,700

	Broadcasting & Cable TV — 0.10%
69,450	Mediacom Communications Corp., Class – A (a)(b)	672,971

	Business Services — 0.32%
50,100	Forrester Research, Inc. (a)	1,409,313
73,133	PAETEC Holding Corp. (a)(b)	825,672

		2,234,985

	Casino & Gambling — 0.17%
43,900	Bally Technologies, Inc. (a)(b)	1,159,838

	Chemicals — 0.18%
29,900	Zoltek Cos., Inc. (a)(b)	1,241,747

	Coal — 0.34%
41,600	Alpha Natural Resources, Inc. (a)(b)	864,864
245,700	International Coal Group, Inc. (a)(b)	1,469,286

		2,334,150

Shares	Security Description	Value
	Commercial Services — 0.47%
93,150	DynCorp International, Inc., Class – A (a)(b)	$2,048,368
41,600	Healthcare Services Group, Inc. (b)	1,227,200

		3,275,568

	Communication Equipment — 0.33%
66,750	Arris Group, Inc. (a)(b)	1,174,133
57,100	Switch and Data Facilities Co. (a)(b)	1,095,749

		2,269,882

	Computer Software — 0.75%
36,450	3D Systems Corp. (a)(b)	906,512
110,450	Lawson Software, Inc. (a)(b)	1,092,350
19,350	SPSS, Inc. (a)(b)	854,109
48,850	Take-Two Interactive Software, Inc. (a)(b)	975,535
40,200	Transaction Systems Architecture, Inc. (a)(b)	1,353,131

		5,181,637

	Computer Software & Services — 0.55%
35,800	Ansoft Corp. (a)	1,055,742
60,400	Aspen Technology, Inc. (a)(b)	845,600
18,950	Blackboard, Inc. (a)(b)	798,174
84,800	Ness Technologies, Inc. (a)(b)	1,103,247

		3,802,763

	Consulting Services — 0.22%
40,400	FTI Consulting, Inc. (a)(b)	1,536,412

	Consumer Products — 0.20%
82,800	Smith & Wesson Holding Corp. (a)(b)	1,386,900

	Consumer Products & Services — 0.11%
21,200	Monro Muffler Brake, Inc. (b)	793,940

	Data Processing & Reproduction — 0.29%
17,350	Arbitron, Inc. (b)	894,046
64,200	Commvault Systems, Inc. (a)(b)	1,108,734

		2,002,780

	Distribution/Wholesale — 0.17%
46,750	LKQ Corp. (a)(b)	1,152,855

	E-Commerce — 0.09%
145,450	Move, Inc. (a)(b)	651,616

	Educational Software — 0.10%
72,250	SkillSoft PLC – ADR (a)(b)	671,203

	Electrical Equipment — 0.42%
95,450	EnerSys (a)(b)	1,746,735

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common Stocks (continued)
	Sterling Johnston Capital Management, Inc. (continued)
	Electrical Equipment (continued)
31,750	Superior Essex, Inc. (a)(b)	$1,185,863

		2,932,598

	Electronic Components — 0.29%
95,500	GrafTech International Ltd. (a)(b)	1,608,220
26,050	Universal Display Corp. (a)(b)	409,246

		2,017,466

	Electronic Equipment — 0.38%
81,600	Cogent, Inc. (a)(b)	1,198,704
35,100	ITC Holdings Corp. (b)	1,426,113

		2,624,817

	Energy — 0.92%
12,500	Carrizo Oil & Gas, Inc. (a)(b)	518,375
38,200	Energy Conversion Devices, Inc. (a)(b)	1,177,324
105,650	Evergreen Solar, Inc. (a)(b)	982,545
85,700	PetroQuest Energy, Inc. (a)(b)	1,246,078
51,600	Rosetta Resources, Inc. (a)(b)	1,111,464
90,450	Toreador Resources Corp. (a)(b)	1,356,749

		6,392,535

	Entertainment — 0.18%
114,200	Lions Gate Entertainment Corp. (a)(b)	1,259,626

	Equipment Providers — 0.08%
45,400	Sirenza Microdevices, Inc. (a)(b)	538,898

	Fertilizers — 0.19%
44,000	UAP Holding Corp. (b)	1,326,160

	Financial Services — 0.19%
26,450	Dollar Financial Corp. (a)(b)	753,825
15,900	Federal Agricultural Mortgage Corp., Class – C (b)	544,098

		1,297,923

	Food & Beverage — 0.19%
69,950	Chiquita Brands International, Inc. (b)	1,326,252

	Forest Products & Papers — 0.31%
53,800	Albany International Corp., Class – A (b)	2,175,672

	Health Care — 0.78%
26,600	Amedisys, Inc. (a)(b)	966,378
63,750	Eclipsys Corp. (a)(b)	1,262,249
47,300	LHC Group, Inc. (a)(b)	1,239,260

Shares	Security Description	Value
	Health Care (continued)
21,950	PAREXEL International Corp. (a)(b)	$923,217
28,050	Psychiatric Solutions, Inc. (a)(b)	1,017,093

		5,408,197

	Instruments – Controls — 0.20%
95,850	X-Rite, Inc. (b)	1,415,705

	Internet Services — 0.15%
114,100	Ixia (a)(b)	1,056,566

	Machinery & Engineering — 0.51%
19,600	Middleby Corp. (a)(b)	1,172,472
9,400	Nacco Industries, Inc. (b)	1,461,605
27,900	Tesco Corp. (a)(b)	880,245
1	TurboChef Technologies, Inc. (a)	14

		3,514,336

	Manufacturing — 0.42%
54,800	Input/Output, Inc. (a)(b)	855,428
15,100	Kaydon Corp.	787,012
25,550	Volcom, Inc. (a)(b)	1,280,822

		2,923,262

	Medical – Biomedical/Genetic — 0.35%
14,800	Illumina, Inc. (a)(b)	600,732
20,400	Myriad Genetics, Inc. (a)(b)	758,676
44,300	Wright Medical Group, Inc. (a)(b)	1,068,516

		2,427,924

	Metal Processors & Fabrication — 0.17%
14,000	Haynes International, Inc. (a)(b)	1,182,020

	Metals — 0.25%
47,500	A.M. Castle & Co. (b)	1,705,725

	Nursing Homes — 0.14%
66,350	Sun Healthcare Group, Inc. (a)(b)	961,412

	Oil & Gas — 0.42%
32,350	Berry Petroleum Co., Class – A (b)	1,218,948
497,600	Gastar Exploration Ltd. (a)(b)	1,035,008
360,850	Transmeridian Exploration, Inc. (a)(b)	635,096

		2,889,052

	Optical Supplies — 0.13%
31,850	Oakley, Inc. (b)	904,540

	Pharmaceuticals — 0.66%
63,050	American Oriental Bioengineering, Inc. (a)(b)	561,145
37,300	Aspreva Pharmaceuticals Corp. (a)(b)	645,290

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common Stocks (continued)
	Sterling Johnston Capital Management, Inc. (continued)
	Pharmaceuticals (continued)
67,850	BioMarin Pharmaceutical, Inc. (a)(b)	$1,217,228
15,900	HealthExtras, Inc. (a)(b)	470,322
78,850	Keryx Biopharmaceuticals, Inc. (a)(b)	770,365
22,950	Polymedica Corp. (b)	937,507

		4,601,857

	Plastics — 0.12%
61,550	Landec Corp. (a)(b)	824,770

	Real Estate Investment Trust — 0.22%
189,700	Meruelo Maddux Properties, Inc. (a)	1,547,952

	Retail — 0.33%
95,150	Retail Ventures, Inc. (a)(b)	1,534,770
20,200	Zumiez, Inc. (a)(b)	763,156

		2,297,926

	Retail – Apparel — 0.17%
54,100	Pacific Sunwear of California, Inc. (a)(b)	1,190,200

	Semiconductors — 0.51%
77,550	ANADIGICS, Inc. (a)	1,069,414
114,350	Cirrus Logic, Inc. (a)(b)	949,105
32,750	Iconix Brand Group, Inc. (a)(b)	727,705
140,150	Lattice Semiconductor Corp. (a)	801,658

		3,547,882

	Steel — 0.14%
46,000	Claymont Steel Holdings, Inc. (a)(b)	983,940

	Telecommunications Equipment — 0.35%
37,750	GeoEye, Inc. (a)(b)	820,308
39,450	Global Crossing Ltd. (a)(b)	744,816
47,000	RCN Corp.	883,130

		2,448,254

	Transportation & Shipping — 0.41%
43,650	Danaos Corp. (b)	1,372,793
7,850	Horizon Lines, Inc., Class – A (b)	257,166
74,650	Quintana Maritime Ltd. – ADR (b)	1,180,963

		2,810,922

Shares or Principal Amount	Security Description	Value
	Waste Disposal — 0.17%
130,800	Darling International, Inc. (a)(b)	$1,195,512

		115,414,969

	Total Common Stocks (cost $541,845,982)	673,667,110

	Mutual Funds — 0.11%
	Geewax, Terker & Co. — 0.11%
3,000	iShares Russell 2000 Index Fund (b)	248,820
6,300	iShares Russell 2000 Value Index Fund (b)	518,868

		767,688

	Total Mutual Funds (cost $770,266)	767,688

	Repurchase Agreement — 1.59%
	Frontier Capital Management Co. — 1.46%
$10,131,474	Bankers Trust Co., Repurchase Agreement, dated 6/29/07, due 7/2/07 at 3.75% with a maturity value of $10,134,639 (Collateralized by U.S. Treasury Notes, 4.625%, 2/29/12, with a market value of $10,357,268)	10,131,474

	Geewax, Terker & Co. — 0.13%
921,083	Bankers Trust Co., Repurchase Agreement, dated 6/29/07, due 7/2/07 at 3.75% with a maturity value of $921,371 (Collateralized by U.S. Treasury Notes, 4.625%, 2/29/12, with a market value of $941,844)	921,083

	Total Repurchase Agreement (cost $11,052,557)	11,052,557

	Securities Held as Collateral for Securities on Loan — 67.93%
470,728,520	State Street Navigator Securities Lending Prime Portfolio	470,728,520
$679,989	Various U.S. Treasury Bonds and Notes 0.875% to 3.875%, 4/15/10 to 4/15/29	701,376

	Total Securities Held as Collateral for Securities on Loan (cost $471,429,896)	471,429,896

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (concluded) — June 30, 2007

Principal	Security Description	Value
	Time Deposit — 1.06%
	Franklin Portfolio Associates — 0.10%
	Time Deposit — 0.10%
$661,475	Liquidity Management Control System Time Deposit	$661,475

	IronBridge Capital Management, LLC — 0.84%
	Time Deposit — 0.84%
5,829,667	Liquidity Management Control System Time Deposit	5,829,667

	Sterling Johnston Capital Management, Inc. — 0.12%
	Time Deposit — 0.12%
830,554	Liquidity Management Control System Time Deposit	830,554

	Total Time Deposit (cost $7,321,696)	7,321,696

Shares	Security Description	Value
	Warrant — 0.07%
	Sterling Johnston Capital Management, Inc. — 0.07%
	Telecommunications Equipment — 0.07%
111,350	XO Holdings, Inc., Warrant, 0.00%, 1/16/10 (b)	$496,621

	Total Warrant (cost $493,038)	496,621

	Total Investments (cost $1,032,913,435) — 167.82%	1,164,735,568
	Liabilities in excess of other assets — (67.82)%	(470,706,966)

	Net Assets — 100.00%	$694,028,602

(a)	Represents non-income producing security.

(b)	All or part of this security has been placed on loan as of June 30, 2007.

(c)	Escrow Security due to bankruptcy.

ADR — American Depositary Receipt

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments — June 30, 2007

Shares	Security Description	Value
	Common/Preferred Stocks — 97.96%
	Artisan Partners LP — 32.34%
	Argentina — 0.10%
43,161	Tenaris S.A. (Steel)	$1,063,064
18,300	Tenaris S.A. – ADR (Steel)	895,968

		1,959,032

	Australia — 0.34%
394,053	Publishing & Broadcasting Ltd. (Media)	6,546,397

	Austria — 0.25%
67,794	Wiener Staedtische Versicherung AG (Insurance)*	4,844,198

	Belgium — 0.85%
243,193	Dexia SA (Banking)	7,638,761
202,268	Fortis (Diversified Financial Services)	8,630,736
365	Umicore (Chemicals)	79,661

		16,349,158

	Brazil — 0.06%
215,467	Vivo Participacoes SA Preferred – ADR (Wireless Telecommunication Services)	1,079,490

	Canada — 0.77%
31,200	Cameco Corp. (Oil, Gas & Consumable Fuels)	1,583,088
100,901	Canadian Pacific Railway Ltd. (Transportation)	6,944,007
266,300	Nortel Networks Corp. (Diversified Telecommunication Services) (a)	6,404,515

		14,931,610

	China — 1.32%
2,873,800	China Construction Bank (Banking)	1,977,394
10,000	China High Speed Transmission Equipment Group Co., Ltd. (Machinery) (a)*	9,146
1,009,000	China Life Insurance Co. Ltd. (Insurance)	3,626,201
664,800	China Merchants Holdings International Co., Ltd. (Transportation Infrastructure)	3,218,187
355,200	China Mobile Ltd. (Wireless Telecommunication Services)	3,813,713
1,122,000	China Netcom Group Corp. (Hong Kong) Ltd. (Telecommunications)	3,099,566
274,000	China Petroleum & Chemical Corp. (Sinopec) (Oil & Gas)	303,124

Shares	Security Description	Value
	China (continued)
1,902,900	China Resources Land Ltd. (Real Estate)*	$2,876,655
3,225,400	China Unicom Ltd. (Telecommunications)	5,552,429
2,333,400	Denway Motors Ltd. (Automobiles)	1,104,194

		25,580,609

	Denmark — 0.22%
350	AP Moller – Maersk A/S Series B (Shipping)	4,233,666

	Finland — 0.89%
549,527	Fortum Oyj (Electric Utilities)	17,245,925

	France — 4.32%
66,845	Alstom (Electrical Equipment) (a)	11,237,175
200,822	Bouygues SA (Wireless Telecommunication Services)	16,901,628
139,496	Carrefour SA (Food & Staples Retailing)	9,843,045
142,750	Electricite de France (Electric Utilities)	15,508,871
92,078	LVMH Moet Hennessy Louis Vuitton SA (Textiles, Apparel & Luxury Goods)	10,659,132
117,301	Technip SA (Energy Equipment & Services)	9,731,032
128,359	Vinci SA (Road Construction)	9,637,391

		83,518,274

	Germany — 5.84%
83,112	Allianz SE (Insurance)*	19,413,383
143,801	Bayer AG (Chemicals)	10,861,020
9,404	Celesio AG (Pharmaceuticals)	612,909
119,096	DaimlerChrysler AG (Automobiles)	11,000,097
336,453	Deutsche Post AG (Air Freight & Logistics)*	10,900,471
471,065	Deutsche Telekom AG (Telecommunications Services)	8,695,447
115,780	Fraport AG (Transportation Infrastructure)	8,258,920
52,519	IVG Immobilien AG (Real Estate Management & Development)	2,071,108
74,587	Linde AG (Manufacturing)	8,980,560
58,570	RWE AG (Multi-Utilities)	6,222,958
48,850	Siemens AG (Industrial Conglomerates)	7,010,870
166,836	United Internet AG (Web Portals)	3,467,989
65,872	Wacker Chemie AG (Chemicals)	15,600,395

		113,096,127

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common/Preferred Stocks (continued)
	Artisan Partners LP (continued)
	Hong Kong — 1.83%
902,200	Bank of East Asia Ltd. (Commercial Banks)	$5,077,031
817,900	Hutchison Whampoa Ltd. (Industrial Conglomerates)	8,122,618
191,500	MTR Corp., Ltd. (Road & Rail)	453,591
1,626,530	NWS Holdings Ltd. (Industrial Conglomerates)	4,056,496
731,600	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	8,804,762
786,286	Swire Pacific Ltd., Class A (Real Estate Management & Development)	8,738,858
46,000	Tencent Holdings Ltd. (Software)	185,320

		35,438,676

	Italy — 1.14%
301,423	Hera SpA (Utilities – Electric)	1,263,527
738,859	Intesa Sanpaolo (Commercial Banks)	5,529,469
248,208	Mediobanca SpA (Capital Markets)	5,663,306
1,076,194	UniCredito Italiano SpA (Commercial Banks)	9,656,078

		22,112,380

	Japan — 4.55%
245,600	Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals)	4,418,845
395,200	Credit Saison Co., Ltd. (Consumer Finance)	10,304,541
2,201	Japan Tobacco, Inc. (Tobacco)	10,870,018
9,550	Jupiter Telecommunications Co., Ltd. (Media) (a)*	7,912,436
10,600	Keyence Corp. (Electrical Equipment & Instruments)	2,318,723
275,200	Kirin Brewery Co., Ltd. (Brewery)	4,119,841
197,800	Mitsubishi Estate Co., Ltd. (Real Estate Management & Development)	5,382,422
2,257,700	Mitsubishi Heavy Industries Ltd. (Machinery)	14,506,056
176,800	Mitsui Fudosan Co., Ltd. (Real Estate Management & Development)	4,968,955
904	NTT Data Corp. (IT Services)	4,295,671
40,640	ORIX Corp. (Consumer Finance)	10,712,110

Shares	Security Description	Value
	Japan (continued)
272,800	Tokyu Land Corp. (Real Estate)	$2,909,483
287,700	Urban Corp. (Real Estate)	5,246,418

		87,965,519

	Luxembourg — 0.07%
12,173	RTL Group (Media)	1,399,616

	Mexico — 0.19%
132,000	Grupo Televisa SA – ADR (Media)	3,644,520

	Netherlands — 0.68%
429,640	ASML Holding NV (Semiconductors & Semiconductor Equipment) (a)	11,919,424
41,600	ASML Holding NV – NY Shares (Semiconductors & Semiconductor Equipment) (a)	1,141,920

		13,061,344

	Norway — 0.97%
286,489	Orkla ASA (Food)	5,443,602
101,900	Renewable Energy Corp. AS (Semiconductors & Semiconductor Equipment) (a)*	3,976,147
435,300	SeaDrill Ltd. (Energy Equipment & Services) (a)*	9,397,381

		18,817,130

	Russia — 0.58%
20,271	AOA TMK – GDR (Insurance) (a)	733,810
62,582	Lukoil – ADR (oil, Gas & Consumable Fuels)	4,800,039
4,700	Mining and Metallurgical Company Norilsk Nickel	982,300
16,000	NovaTek OAO – GDR (Oil, Gas Consumable Fuels)	832,000
29,291	RAO Unified Energy System – GDR (Electric Utilities) (a)	3,968,931

		11,317,080

	South Africa — 0.12%
118,054	MTN Group Ltd. (Telecommunications)	1,612,527
27,317	Naspers Ltd. (Multimedia)	704,455

		2,316,982

	South Korea — 0.62%
67,185	Hana Financial Group, Inc. (Commercial Banks)	3,277,406
61,632	Kookmin Bank (Commercial Banks)	5,412,404
18,190	NHN Corp. (Web Portals) (a)	3,318,912

		12,008,722

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common/Preferred Stocks (continued)
	Artisan Partners LP (continued)
	Spain — 0.80%
13,510	Bolsas Y Mercados Espanoles (Financial Services)	$794,405
215,704	Gamesa Corporacion Tecnologica SA (Electrical Equipment)	7,881,678
115,513	Industria de Diseno Textil SA (Specialty Retail)*	6,842,331

		15,518,414

	Switzerland — 3.77%
90,978	Adecco SA (Commercial Services & Supplies)	7,073,666
44,645	Nestle SA (Food Products)	17,036,169
14,883	Roche Holding AG (Pharmaceuticals)	2,978,550
59,112	Roche Holding AG Genusscheine (Pharmaceuticals)	10,523,214
145,948	Swiss Re (Insurance)	13,373,388
363,800	UBS AG (Capital Markets)	21,925,713

		72,910,700

	United Kingdom — 2.06%
1,022,876	Lloyds TSB Group plc (Commercial Banks)	11,419,373
877,758	National Grid plc (Utilities – Electric)	13,006,956
159,660	Standard Chartered plc (Commercial Banks)	5,225,504
1,688,945	William Morrison Supermarkets plc (Food & Staples Retailing)	10,258,536

		39,910,369

		625,805,938

	Capital Guardian Trust Co. — 58.83%
	Australia — 1.68%
296,800	Amcor Ltd. (Containers & Packaging)	1,879,213
143,692	Asciano Ltd. – Stapled Security (Transportation Services) (a)	1,233,768
20	BHP Billiton Ltd. (Metals & Mining)	594
314,196	Brambles Ltd. (Commercial Services & Supplies) (a)	3,243,692
478,639	Foster’s Group Ltd. (Beverages)	2,588,334
488,469	Insurance Australia Group Ltd. (Insurance)	2,359,954
55,091	Macquarie Bank Ltd. (Capital Markets)	3,969,092
60,764	News Corp. (Media)	1,292,226
131,424	QBE Insurance Group Ltd. (Insurance)	3,475,529

Shares	Security Description	Value
	Australia (continued)
555,553	Telstra Corp., Ltd. (Diversified Telecommunication Services)	$2,161,373
143,692	Toll Holdings Ltd. (Road & Rail)	1,764,788
26,100	Wienerberger AG (Building & Construction)	1,932,077
292,216	Woolworths Ltd. (Food & Staples Retailing)	6,687,433

		32,588,073

	Austria — 0.36%
23,600	OMV AG (Oil & Gas)	1,580,615
22,100	Raiffeisen International Bank Holding AG (Commercial Banks)	3,520,185
75,300	Telekom Austria AG (Diversified Telecommunications Services)	1,885,226

		6,986,026

	Belgium — 0.12%
37,894	UCB SA (Pharmaceuticals)	2,248,727

	Bermuda — 0.12%
372,500	Kerry Properties Ltd. (Real Estate)	2,339,172

	Brazil — 0.23%
69,200	Companhia Vale do Rio Doce – ADR (Metals – Diversified)	3,082,860
28,600	Companhia Vale do Rio Doce – ADR (Metals – Diversified)	1,274,130

		4,356,990

	Canada — 4.83%
110,300	Alcan, Inc. (Metals & Mining)	9,000,066
327,200	Barrick Gold Corp. (Metals & Mining)	9,511,704
266,400	Cameco Corp. (Oil, Gas & Consumable Fuels)	13,507,606
25,800	Canadian Imperial Bank of Commerce (Commercial Banks)	2,325,392
164,400	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	10,926,039
75,500	EnCana Corp. (Oil, Gas & Consumable Fuels)	4,644,845
108,600	Finning International, Inc. (Trading Companies & Distributors)	3,087,707
53,800	Manulife Financial Corp. (Insurance)	2,012,575
98,100	Methanex Corp. (Chemicals)	2,435,459
258,600	Potash Corp. of Saskatchewan, Inc. (Chemicals)	20,221,791

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common/Preferred Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Canada (continued)
49,400	Rogers Communications, Inc., Class – B (Wireless Telecommunications Services)	$2,106,806
45,000	Royal Bank of Canada (Commercial Banks)	2,392,394
26,400	Sun Life Financial, Inc. (Insurance)	1,258,276
59,300	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	5,343,125
57,200	Teck Cominco Ltd., Class – B (Diversified Minerals)	2,427,643
32,200	Toronto-Dominion Bank (Commercial Banks)	2,202,903

		93,404,331

	China — 0.15%
836,000	China Shenhua Energy Co., Ltd., Class – H (Coal)	2,918,927

	Denmark — 0.30%
53,800	Novo Nordisk A/S (Pharmaceuticals)	5,871,653

	Finland — 0.64%
48,300	Neste Oil Oyj (Oil, Gas & Consumable Fuels)	1,904,076
85,700	Nokia Oyj (Communications Equipment)	2,413,513
120,600	Stora Enso Oyj (Paper & Forest Products)	2,281,661
234,600	UPM-Kymmene Oyj (Paper & Forest Products)	5,809,996

		12,409,246

	France — 7.46%
37,600	Accor SA (Hotels, Restaurants & Leisure)	3,344,122
49,006	Air Liquide SA (Chemicals)	6,462,242
94,000	Axa (Insurance)	4,072,023
87,320	BNP Paribas (Commercial Banks)	10,441,578
220,238	Bouygues SA (Wireless Telecommunication Services)	18,535,722
58,300	Carrefour SA (Food & Staples Retailing)	4,113,735
41,000	Dassault Systems SA (Software)	2,594,508
23,900	Electricite de France (Electric Utilities)	2,596,582
104,120	Groupe DANONE (Food Processing)	8,457,205
79,500	L’Oreal SA (Personal Products)	9,446,226
46,500	Lafarge SA (Construction Materials)	8,520,564

Shares	Security Description	Value
	France (continued)
55,940	PagesJaunes SA (Media)	$1,178,712
10,700	Pernod Ricard SA (Beverages)	2,374,061
64,100	PSA Peugeot Citroen (Automobiles)	5,185,739
211,000	Sanofi-Aventis (Pharmaceuticals)	17,161,436
67,700	Schneider Electric SA (Electrical Equipment)	9,540,283
39,075	Societe Generale (Commercial Banks)	7,272,657
178,740	Total SA (Oil, Gas & Consumable Fuels)	14,576,310
75,600	Veolia Environnement (Multi Utilities)	5,937,055
58,200	Vivendi Universal SA (Media)	2,513,312

		144,324,072

	Germany — 3.43%
41,400	Allianz AG (Insurance)	9,670,253
65,100	Bayer AG (Chemicals)	4,916,881
28,200	Bayerische Motoren Werke AG (Automobiles)	1,818,862
102,600	Commerzbank AG (Commercial Banks)	4,894,442
12,800	Continental AG (Auto Components)	1,801,004
143,800	DaimlerChrysler AG (Automobiles)	13,281,841
73,800	Deutsche Bank AG (Capital Markets)	10,706,508
38,600	Metro AG (Retail)	3,196,947
86,800	SAP AG (Software)	4,447,306
12,500	SAP AG – ADR (Software)	638,375
76,100	Siemens AG (Industrial Conglomerates)	10,921,745

		66,294,164

	Greece — 0.01%
5,380	OPAP SA (Hotels, Restaurants & Leisure)	190,757

	Hong Kong — 1.15%
806,600	Bank of East Asia Ltd. (Commercial Banks)	4,539,053
974,000	Hang Lung Properties Ltd. (Real Estate Management & Development)*	3,357,160
737,000	Hong Kong & China Gas Co., Ltd. (Utilities – Natural Gas)	1,553,385
1,322,200	Li & Fung Ltd. (Distributors)	4,760,251
723,500	Swire Pacific Ltd. (Real Estate Management & Development)	8,041,048

		22,250,897

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common/Preferred Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Ireland — 0.53%
160,800	CRH PLC (Construction Materials)	$7,971,126
126,400	Depfa Bank PLC (Commercial Banks)	2,228,888

		10,200,014

	Israel — 0.09%
44,000	Teva Pharmaceutical Industries Ltd. – ADR (Pharmaceuticals)	1,815,000

	Italy — 0.39%
694,639	Banca Intesa SpA (Commercial Banks)	5,198,536
65,000	ENI SpA (Oil, Gas & Consumable Fuels)	2,366,259

		7,564,795

	Japan — 14.67%
45,500	Advantest Corp. (Semiconductors & Semiconductor Equipment)	1,984,688
662,600	AEON Co., Ltd. (Food & Staples Retailing)	12,325,190
86,800	Canon, Inc. (Office Electronics)	5,097,588
107,000	Citizen Holdings Co. Ltd. (Jewelry)	965,616
137,000	Daiwa House Industries Co., Ltd. (Household Durables)	1,960,799
252	East Japan Railway Co. (Transportation)	1,944,602
108,100	Fanuc Ltd. (Machinery)	11,169,133
74,600	FUJIFILM Holdings Corp. (Photo Equipment)	3,338,851
360,000	Hankyu Hanshin Holdings, Inc. (Industrial Conglomerates)	1,903,663
17,900	Hirose Electric Co., Ltd. (Electronic Equipment & Instruments)	2,358,362
188,700	Hoya Corp. (Electronic Equipment & Instruments)	6,269,052
21,600	Idemitsu Kosan Co., Ltd. (Oil Gas & Consumable Fuels)*	2,421,249
811	INPEX Holdings, Inc. (Oil Gas & Consumable Fuels)	7,575,745
459	Japan Tobacco, Inc. (Tobacco)	2,266,851
78,700	JS Group Corp. (Manufacturing – Diversified)	1,598,164
8,600	Keyence Corp. (Electronic Equipment & Instruments)	1,881,228
65,500	Millea Holdings, Inc. (Insurance)	2,692,145
343,200	Mitsubishi Corp. (Trading Companies & Distributors)	9,004,435

Shares	Security Description	Value
	Japan (continued)
175,000	Mitsubishi Estate Co., Ltd. (Real Estate Management & Development)	$4,762,001
261,000	Mitsubishi Heavy Industries Ltd. (Machinery)	1,676,964
671	Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	7,412,558
103,000	Mitsui & Co., Ltd. (Trading Companies & Distributors)	2,053,976
227,000	Mitsui O.S.K. Lines Ltd. (Marine Cargo Handling)	3,086,654
1,651	Mizuho Financial Group, Inc. (Commercial Banks)	11,439,388
36,800	Murata Manufacturing Co., Ltd. (Electronic Equipment & Instruments)	2,776,964
95,000	NGK SPARK PLUG Co., Ltd. (Auto Components)	1,655,227
8,000	Nikon Corp. (Leisure Equipment & Products)	223,540
18,600	Nintendo Co., Ltd. (Software)	6,813,906
205,000	Nippon Electric Glass Co., Ltd. (Electronic Equipment & Instruments)	3,621,761
522,400	Nissan Motor Co., Ltd. (Automobiles)	5,605,478
108,000	Nomura Holdings, Inc. (Capital Markets)	2,105,434
1,400	NTT DoCoMo, Inc. (Telecommunications Services)	2,217,529
1,614	NTT Urban Development Corp. (Real Estate Management & Development)	3,133,344
9,800	Oracle Corp. Japan (Software)	433,044
7,500	ORIX Corp. (Consumer Finance)	1,976,891
26,900	Rohm Co. (Semiconductors & Semiconductor Equipment)	2,392,616
14,100	Shimamura Co., Ltd. (Specialty Retail)	1,507,237
72,600	Shin-Etsu Chemical Co., Ltd. (Chemicals)	5,195,402
42,000	SMC Corp. (Machinery)	5,594,996
1,015,000	Softbank Corp. (Wireless Telecommunication Services)	21,930,795
51,200	Sompo Japan Insurance, Inc. (Insurance)	627,575
100,400	SONY Corp. (Household Durables)	5,162,310
223,000	Sumitomo Chemical Co., Ltd. (Chemicals)	1,499,829

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common/Preferred Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Japan (continued)
439,100	Sumitomo Corp. (Trading Companies & Distributors)	$8,025,140
506,000	Sumitomo Metal Industries Ltd. (Metals & Mining)	2,983,966
2,382	Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	22,250,834
157,000	Sumitomo Realty & Development Co., Ltd. (Real Estate Management & Development)	5,126,635
369,800	Suzuki Motor Corp. (Automobiles)	10,513,362
55,300	Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals)	3,575,567
106,300	Tokyo Electric Power Co., Inc. (Electric Utilities)	3,419,284
47,500	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	3,503,371
737,000	Tokyo Gas Co., Ltd. (Gas Utilities)	3,496,125
467,000	Tokyu Corp. (Road & Rail)	3,125,725
1,281,000	Toshiba Corp. (Computers & Peripherals)	11,185,728
99,500	Trend Micro, Inc. (Software)	3,216,717
29,400	Uni-Charm Corp. (Household Products)	1,669,288
70,000	Ushio, Inc. (Electrical Equipment)	1,555,113
21,566	Yahoo Japan Corp. (Internet Software & Services)	7,331,144
72,750	Yamada Denki Co., Ltd. (Specialty Retail)	7,611,242
267,500	Yamato Holdings Co., Ltd. (Air Freight & Logistics)	3,787,284

		284,039,305

	Luxembourg — 0.16%
142,800	SES Global – FDR (Media)	3,092,038

	Mexico — 0.84%
262,000	America Movil SA de CV, Series L – ADR (Wireless Telecommunications Services)	16,225,660

	Netherlands — 4.24%
116,863	ABN AMRO Holding NV (Commercial Banks)	5,385,064
162,626	Aegon NV (Insurance)	3,222,016
46,900	Akzo Nobel NV (Chemicals)	4,059,551

Shares	Security Description	Value
	Netherlands (continued)
91,200	Fortis AG (Diversified Financial Services)	$3,891,486
26,800	Heineken Holding NV, Class A (Beverages)	1,390,903
14,958	Heineken NV (Beverages)	880,359
419,438	ING Groep NV (Diversified Financial Services)	18,612,551
312,000	Koninklijke KPN NV (Diversified Telecommunications Services)	5,201,900
42,475	Koninklijke Numico NV (Food Products)	2,214,772
92,500	Reed Elsevier NV (Media)	1,770,059
768,612	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	31,402,700
128,600	Unilever NV (Food Products)	4,013,257

		82,044,618

	Norway — 0.39%
154,900	DNB NOR ASA (Commercial Banks)	2,002,474
279,900	Telenor ASA (Diversified Telecommunication Services)	5,496,475

		7,498,949

	Singapore — 0.40%
110,000	DBS Group Holdings Ltd. (Commercial Banks)	1,638,787
906,350	Singapore Telecommunications Ltd. (Diversified Telecommunications Services)*	2,013,585
289,360	United Overseas Bank Ltd. (Commercial Banks)	4,159,644

		7,812,016

	South Africa — 0.35%
83,900	Harmony Gold Mining Co., Ltd. (Gold Mining) (a)	1,192,016
94,800	Harmony Gold Mining Co., Ltd. – ADR (Gold Mining) (a)	1,352,796
110,100	Sasol Ltd. (Oil, Gas & Consumable Fuels)	4,149,713

		6,694,525

	South Korea — 0.77%
27,100	Kookmin Bank (Commercial Banks)	2,379,870
12,182	Samsung Electronics Co., Ltd. (Semiconductors & Semiconductor Equipment)	7,466,174
4,770	Samsung Electronics Co., Ltd., – GDR (Semiconductors & Semiconductor Equipment)	1,470,353

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common/Preferred Stocks (continued)
	Capital Guardian Trust Co. (continued)
	South Korea (continued)
1,020	SK Telecom Co., Ltd. (Telecommunications)	$235,257
125,600	SK Telecom Co., Ltd. – ADR (Telecommunications)	3,435,160

		14,986,814

	Spain — 1.75%
433,000	Banco Bilbao Vizcaya Argentaria SA (Commercial Banks)	10,664,881
472,900	Banco Santander Central Hispano SA (Commercial Banks)	8,761,319
22,200	Grupo Ferrovial SA (Construction & Engineering)	2,194,673
35,900	Industria de Diseno Textil SA (Specialty Retail)	2,126,511
166,400	Repsol YPF SA (Oil, Gas & Consumable Fuels)	6,586,821
155,774	Telefonica SA (Diversified Telecommunications Services)	3,486,801

		33,821,006

	Sweden — 0.89%
84,800	Assa Abloy AB, Class B (Building Products)	1,879,070
120,300	AstraZeneca PLC (Pharmaceuticals)	6,457,525
119,600	Atlas Copco AB – A Shares (Machinery)	2,011,701
38,100	Atlas Copco AB – B Shares (Machinery)	601,843
836,200	TeliaSonera AB (Diversified Telecommunication Services)	6,176,408

		17,126,547

	Switzerland — 4.61%
34,604	Adecco SA (Commerical Services & Supplies)	2,690,509
50,510	Credit Suisse Group (Capital Markets)	3,612,880
92,320	Holcim Ltd., Class B (Construction Materials)(b)	10,039,384
23,433	Nestle SA (Food Products)	8,941,842
294,030	Novartis AG (Pharmaceuticals)	16,613,224
252,430	Richemont AG INH A Units (Textiles, Apparel & Luxury Goods)	15,192,929
62,349	Roche Holding AG (Pharmaceuticals)	11,099,470
135,586	Swiss Re (Insurance)	12,423,906

Shares	Security Description	Value
	Switzerland (continued)
14,562	Swisscom AG (Diversified Telecommunications Services)	$4,993,316
16,150	Synthes, Inc. (Health Care Equipment & Supplies)	1,942,708
28,750	UBS AG (Capital Markets)	1,732,722

		89,282,890

	Taiwan — 0.46%
11,885	High Tech Computer Corp. – GDR (Computers)	849,083
19,415	High Tech Computer Corp. – GDR (Computers) (a)	1,387,039
594,415	Taiwan Semiconductor Manufacturing Co., Ltd. – ADR (Semiconductors & Semiconductor Equipment)	6,615,853

		8,851,975

	United Kingdom — 7.81%
519,300	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	1,527,568
1,745,100	BAE Systems PLC (Aerospace & Defense)	14,191,223
241,000	Barclays PLC (Commercial Banks)	3,367,990
404,988	Billiton PLC (Metals & Mining)	11,303,201
166,891	Brambles Ltd. (Commercial Services & Supplies) (a)	1,725,777
79,300	British Land Co., PLC (Real Estate Management & Development)	2,133,647
163,595	Cadbury Schweppes PLC (Food Products)	2,233,693
41,700	Carnival PLC (Hotels, Restaurants & Leisure)	1,996,958
89,300	Daily Mail & General Trust (Media)	1,372,591
524,200	HBOS PLC (Commercial Banks)	10,372,851
232,100	HSBC Holdings PLC (Commercial Banks)	4,264,231
323,800	Lloyds TSB Group PLC (Commercial Banks)	3,614,899
328,000	National Grid Group PLC (Utilities – Electric)	4,860,430
421,500	Reed Elsevier PLC (Media)	5,471,553
339,700	Reuters Group PLC (Multimedia)	4,222,121
62,600	Rio Tinto PLC (Metals & Mining)	4,810,357
1,704,000	Royal Bank of Scotland Group PLC (Commercial Banks)*	21,657,972

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common/Preferred Stocks (continued)
	Capital Guardian Trust Co. (continued)
	United Kingdom (continued)
95,266	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	$3,984,480
337,800	SABMiller PLC (Beverages)	8,586,929
287,400	Scottish & Southern Energy (Electric Utilities)	8,361,797
255,900	Standard Chartered PLC (Commercial Banks)	8,375,339
400,200	Tesco PLC (Food & Staples Retailing)	3,362,924
2,753,826	Vodafone Group PLC (Wireless Telecommunication Services)	9,278,397
99,333	Xstrata PLC (Metals & Mining)	5,957,626
443,500	Yell Group PLC (Media)	4,116,376

		151,150,930

		1,138,390,117

	Causeway Capital — 6.79%
	Canada — 0.05%
23,920	Manulife Financial Corp. (Insurance)	894,810

	Finland — 0.09%
70,461	UPM-Kymmene Oyj (Paper & Forest Products)	1,745,005

	France — 1.32%
25,889	Accor SA (Hotels, Restaurants & Leasure)	2,302,552
10,134	Air Liquide SA (Chemicals)	1,336,334
99,051	Axa (Insurance)	4,290,829
18,544	BNP Paribas (Commercial Banks)	2,217,460
14,164	Electricite de France (Electric Utilities)	1,538,828
101,353	France Telecom SA (Diversified Telecommunication Services)	2,798,102
52,339	Publicis Groupe (Media)	2,312,625
33,747	Sanofi-Aventis (Pharmaceuticals)	2,744,772
54,310	Technip SA (Energy Equipment & Services)	4,505,438
21,000	Vinci SA (Road Construction)	1,576,712

		25,623,652

	Germany — 0.83%
38,338	Bayer AG (Chemicals)	2,895,597
26,564	Bayerische Motoren Werke AG (Automobiles)	1,713,343
100,074	Deutsche Post AG (Air Freight & Logistics)	3,242,217
21,197	E.ON AG (Electric Utilities)	3,545,312

Shares	Security Description	Value
	Germany (continued)
32,575	Siemens AG (Industrial Conglomerates)	$4,675,110

		16,071,579

	Hong Kong — 0.14%
1,580,250	CNOOC Ltd. (Oil & Gas)	1,790,663
138,000	Henderson Land Development Co., Ltd. (Real Estate Management & Development)	939,838

		2,730,501

	Ireland — 0.33%
86,054	Allied Irish Banks PLC (Commercial Banks)	2,366,418
81,548	CRH PLC (Construction Materials)	4,040,264

		6,406,682

	Japan — 0.52%
52,000	Astellas Pharma, Inc. (Pharmaceuticals)	2,263,992
80,500	Honda Motor Co., Ltd. (Automobiles)	2,942,490
215	Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	2,375,112
7,500	Sankyo Co., Ltd. (Leisure Equipment & Products)	316,181
71,500	Yamaha Motor Co., Ltd. (Automobiles)	2,079,197

		9,976,972

	Netherlands — 0.45%
80,802	ING Groep NV (Insurance)	3,585,587
48,107	Koninklijke (Royal) Philips Electronics NV (Electronic Equipment & Instruments)	2,054,669
86,758	Reed Elsevier NV (Media)	1,660,182
31,304	TNT NV (Air Freight & Logistics)	1,416,227

		8,716,665

	Norway — 0.10%
37,700	Aker Kvaerner ASA (Building – Heavy Construction)	959,385
51,400	Telenor ASA (Diversified Telecommunication Services)	1,009,357

		1,968,742

	South Korea — 0.25%
5,082	Samsung Electronics Co., Ltd. (Semiconductors & Semiconductor Equipment)	3,114,686

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Shares	Security Description	Value
	Common/Preferred Stocks (continued)
	Causeway Capital (continued)
	South Korea (continued)
27,468	Shinhan Financial Group Ltd. (Commercial Banks)	$1,671,577

		4,786,263

	Spain — 0.18%
158,309	Telefonica SA (Diversified Telecommunication Services)	3,543,544

	Sweden — 0.17%
831,000	Ericsson LM, B Shares (Telecommunications)	3,337,613

	Switzerland — 0.47%
40,122	Credit Suisse Group (Capital Markets)	2,869,847
31,629	Novartis AG (Pharmaceuticals)	1,787,095
10,289	Syngenta AG (Chemicals)	2,015,336
7,539	Zurich Financial Services AG (Insurance)	2,341,276

		9,013,554

	United Kingdom — 1.89%
386,454	BAE Systems PLC (Aerospace & Defense)	3,142,659
216,923	BP PLC (Oil Gas & Consumable Fuels)	2,626,440
146,169	British American Tobacco PLC (Tobacco)	4,983,534
319,160	Compass Group PLC (Food & Staples Retailing)	2,215,721
92,044	GlaxoSmithKline PLC (Pharmaceuticals)	2,411,851
120,627	HBOS PLC (Commercial Banks)	2,386,963
149,600	HSBC Holdings PLC (Commercial Banks)	2,726,470
494,736	Kingfisher PLC (Specialty Retail)	2,250,019
27,034	Rio Tinto PLC (Metals & Mining)	2,077,367
238,250	Royal Bank of Scotland Group PLC (Commercial Banks)	3,028,176

Shares or Principal Amount	Security Description	Value
	United Kingdom (continued)
59,440	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	$2,486,066
114,147	Unilever PLC (Food Products)	3,701,532
724,796	Vodafone Group PLC (Wireless Telecommunication Services)	2,442,037

		36,478,835

		131,294,417

	Total Common/Preferred Stocks (cost $1,376,619,377)	1,895,490,472

	Time Deposit — 1.75%
$33,800,312	Eurodollar Time Deposit 4.50%, 7/2/07	33,800,312

	Total Time Deposit (cost $33,800,312)	33,800,312

	Total Investments (cost $1,410,419,689) — 99.71%	1,929,290,784
	Other assets in excess of liabilities — 0.29%	5,597,269

	Net Assets — 100.00%	$1,934,888,053

(a)	Represents non-income producing security.

(b)	On June 30, 2007 the Portfolio owned the following restricted security constituting 0.01% of net assets which may not be publicly sold without registration under the Securities Act of 1933. This security is valued at fair value as determined in good faith under consistently applied procedures under the general supervision of the Trust’s Board of Trustees. Additional information on the security is as follows:

Holcim Ltd., Class B

Acquisition Cost: $4,086,450

Value: $10,039,384

*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may by resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (concluded) — June 30, 2007

Foreign Currency Contracts

Contract Amount (Local Currency)	Currency	Trade Date	Settlement Date	Value on Trade Date	Value on 6/30/2007	Unrealized Gain/(Loss)
	Currencies Purchased
3,086,028	British Pound	4/16/2007	7/18/2007	$6,138,108	$6,195,227	$57,119
2,879,815	British Pound	5/1/2007	7/18/2007	5,752,895	5,781,252	28,357
266,796	British Pound	6/27/2007	7/2/2007	532,928	535,702	2,774
596,693	British Pound	6/29/2007	7/3/2007	1,198,070	1,198,106	36
65,369	Euro	6/28/2007	7/3/2007	88,024	88,465	441
788,091	Euro	6/29/2007	7/3/2007	1,066,681	1,066,530	(151)
71,515	Hong Kong Dollar	6/26/2007	7/3/2007	9,155	9,147	(8)
83,410	Hong Kong Dollar	6/28/2007	7/3/2007	10,671	10,669	(2)
390,246	Hong Kong Dollar	6/28/2007	7/3/2007	49,925	49,911	(14)
3,065,836	Hong Kong Dollar	6/29/2007	7/3/2007	392,156	392,137	(19)
434,422	Hong Kong Dollar	6/29/2007	7/3/2007	55,571	55,560	(11)
29,384,797	Japanese Yen	6/27/2007	7/2/2007	239,905	238,687	(1,218)
7,503,422	Japanese Yen	6/28/2007	7/3/2007	60,942	60,948	6
13,314,278	Japanese Yen	6/29/2007	7/3/2007	108,075	108,149	74
1,393,990	Norwegian Krone	6/27/2007	7/2/2007	235,488	236,494	1,006
129,927	Norwegian Krone	6/28/2007	7/3/2007	22,002	22,044	42
1,577,663	Norwegian Krone	6/29/2007	7/3/2007	267,627	267,671	44

	Total Currency Purchased			$16,228,223	$16,316,700	$88,476

	Currencies Sold
794,694	Australian Dollar	6/27/2007	7/2/2007	$664,313	$672,503	$(8,190)
125,527	Australian Dollar	6/28/2007	7/3/2007	106,221	106,388	(167)
29,248	Australian Dollar	6/29/2007	7/5/2007	24,805	24,787	18
753,731	British Pound	6/28/2007	7/3/2007	1,507,989	1,513,424	(5,435)
397,461	Euro	6/27/2007	7/2/2007	534,521	537,887	(3,366)
873,494	Euro	6/28/2007	7/3/2007	1,174,448	1,182,106	(7,658)
1,017,770	Euro	6/29/2007	7/5/2007	1,377,632	1,377,452	180
73,583	Euro	6/28/2007	7/2/2007	98,933	99,581	(648)
39,544	Euro	6/28/2007	7/2/2007	53,248	53,516	(268)
727,376,886	Japanese Yen	4/16/2007	7/18/2007	6,137,886	5,920,201	217,685
682,832,934	Japanese Yen	5/1/2007	7/18/2007	5,752,895	5,557,759	195,136
1,414,007	Mexican Peso	6/27/2007	7/2/2007	130,642	130,890	(248)
1,578,995	Mexican Peso	6/28/2007	7/3/2007	146,068	146,138	(70)
1,259,282	Mexican Peso	6/29/2007	7/5/2007	116,471	116,535	(64)
91,840	Swiss Franc	6/28/2007	7/3/2007	74,542	75,222	(680)
118,821	Swiss Franc	6/29/2007	7/5/2007	97,223	97,337	(114)

	Total Currency Sold			$17,997,837	$17,611,726	$386,111

	Net Unrealized Gain/(Loss)					$474,587

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	Collateralized Mortgage Obligations — 41.43%
$590,000	Adjustable Rate Mortgage Trust, Series 2005-10, Class 3A31 (a)	5.42	1/25/36	$574,920
1,770,000	Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A3	4.88	11/10/42	1,746,421
1,090,225	Banc of America Funding Corp., Series 2006-E, Class 2A1 (a)	5.86	6/20/36	1,089,073
3,046,103	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1	4.63	2/25/36	2,975,785
976,692	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 2A1 (a)	5.83	10/25/36	974,520
1,850,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2 (a)	5.66	6/11/40	1,860,145
1,325,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class AAB (a)	5.71	6/11/40	1,331,356
2,058,911	Chase Mortgage Finance Corp, Series 2005-A1, Class 3A1 (a)	5.27	12/25/35	2,029,222
398,004	CitiCorp Mortgage Securities, Inc., Series 2003-5, Class 1A1	5.50	4/25/33	396,627
845,919	CitiCorp Mortgage Securities, Inc., Series 2004-8, Class 1A1	5.50	10/25/34	840,279
642,375	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2	6.75	8/25/34	648,497
741,012	Citigroup Mortgage Loan Trust, Inc., Series 2006-19CB, Class A15 (a)	6.00	8/25/36	742,385
494,788	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1 (a)	4.90	10/25/35	487,824
1,473,489	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 2A1 (a)	4.70	3/25/36	1,449,193
1,169,304	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR4, Class 1A1A (a)	5.80	3/25/37	1,159,927
1,320,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AAB	5.61	10/15/48	1,307,649
1,890,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B	5.21	12/11/49	1,855,352
1,320,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4	5.32	12/11/49	1,266,213
1,081,800	CitiMortgage Alternative Loan Trust, Series 2006-A2, Class A1	6.00	5/25/36	1,082,447
140,374	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1	6.00	2/25/34	139,699
1,116,973	Countrywide Alternative Loan Trust, Series 2006-25CB, Class A8	6.00	10/25/36	1,117,986
903,172	Countrywide Home Loans, Series 2002-34, Class A15	4.75	1/25/33	885,709
1,772,411	Countrywide Home Loans, Series 2005-29, Class A1	5.75	12/25/35	1,717,843
1,467,483	Countrywide Home Loans, Series 2006-1, Class A2	6.00	3/25/36	1,440,197
986,822	Countrywide Home Loans, Series 2006-HYB1, Class 2A1 (a)	5.36	3/20/36	977,103
1,345,000	Countrywide Home Loans, Series 2006-HYB1, Class 2A2C (a)	5.24	3/20/36	1,325,672
1,882,940	Countrywide Home Loans, Series 2007-HY1, Class 1A1 (a)	5.73	4/25/37	1,874,561
1,037,725	Credit Suisse Mortgage Capital Certificate, Series 2006-9, Class 3A1	6.00	11/25/36	1,020,051
1,210,000	Credit Suisse Mortgage Capital Certificate, Series 2006-C5, Class AAB	5.31	12/15/39	1,176,144
430,552	CS First Boston Mortgage Securities Corp., Series 1997-C2, Class A3	6.55	1/17/35	431,026
999,351	CS First Boston Mortgage Securities Corp., Series 1998-C2, Class A2	6.30	11/15/30	1,007,202
730,891	CS First Boston Mortgage Securities Corp., Series 2004-4, Class 1A11	5.50	8/25/34	726,544
675,000	CW Capital Cobalt, Series 2006-C1, Class AAB	5.22	8/15/48	652,120
621,288	Deutsche Mortgage & Asset Receiving Corp., Series 1998-C1, Class A2	6.54	6/15/31	621,770
1,310,000	Deutsche Mortgage Securities, Inc., Series 2005-WF1, Class 1A2 (a)*	5.05	6/26/35	1,272,305
607,977	DLJ Commercial Mortgage Corp., Series 1998-CF1, Class A1B	6.41	2/18/31	608,924
1,585,421	First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2 (a)	5.52	1/25/37	1,570,517
1,917,114	First Horizon Mortgage Pass-Through Trust, Series 2007-AR1, Class 1A1 (a)	5.87	5/25/37	1,915,617
2,015,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2 (a)	5.42	12/10/49	1,992,137
1,350,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4 (a)	5.54	12/10/49	1,314,711
771,000	GMAC Commercial Mortgage Securities, Inc., Series 1997-C2, Class C	6.91	4/15/29	771,856
938,971	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 4A1 (a)	5.46	11/19/35	914,042
1,230,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class A2	5.48	11/10/39	1,222,751
1,920,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A2 (a)	5.78	8/10/45	1,919,962
1,890,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AAB (a)	5.99	8/10/45	1,887,116
1,278,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class J (a)	5.99	8/10/45	1,135,353
894,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class K (a)	5.99	8/10/45	755,714
2,488,793	GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1 (a)	6.03	3/25/37	2,490,048
1,155,876	Indymac Inda Mortgage Loan Trust, Series 2006-AR3, Class 1A1 (a)	5.38	12/25/36	1,141,787
1,964,713	Indymac Inda Mortgage Loan Trust, Series 2007-AR3, Class 1A1 (a)	5.99	6/25/37	1,964,959
1,820,000	JP Morgan Chase Commercial Mortgage Securities Co., Series 2005-LDP4, Class A3A1	4.87	10/15/42	1,770,291

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	Collateralized Mortgage Obligations (continued)
$1,120,000	JP Morgan Chase Commercial Mortgage Securities Co., Series 2007-CB19, Class ASB (a)	5.73	2/12/49	$1,125,565
1,930,000	JP Morgan Chase Commercial Mortgage Securities Co., Series 2007-LD11, Class ASB (a)	6.01	6/15/49	1,933,002
1,228,110	JP Morgan Mortgage Trust, Series 2006-A5, Class 2A1 (a)	5.85	8/25/36	1,230,136
1,915,000	JP Morgan Mortgage Trust, Series 2005-A8, Class 2A7 (a)	4.95	11/25/35	1,869,530
700,000	JP Morgan Mortgage Trust, Series 2006-A6, Class 2A4L (a)	5.58	10/25/36	687,075
1,637,022	JP Morgan Mortgage Trust, Series 2006-A7, Class 2A1R	5.48	1/25/37	1,621,581
791,329	JP Morgan Mortgage Trust, Series 2007-A4, Class 1A1 (a)	5.50	6/25/37	788,979
1,267,291	Master Adjustable Rate Mortgages Trust, Series 2004-13, Class B1 (a)	3.81	12/21/34	1,228,255
40,273	Master Alternative Loans Trust, Series 2004-3, Class 8A1	7.00	4/25/34	40,484
254,814	Master Alternative Loans Trust, Series 2004-5, Class 6A1	7.00	6/25/34	257,260
540,295	Master Alternative Loans Trust, Series 2005-1, Class 5A1	5.50	1/25/20	533,443
140,876	Master Alternative Loans Trust, Series 2005-2, Class 5A1	6.50	12/25/34	141,074
849,791	Master Asset Securitization Trust, Series 2003-9, Class 2A7	5.50	10/25/33	811,949
170,000	Merrill Lynch Mortgage Investors Trust, Series 2005-A5, Class A2 (a)	4.57	6/25/35	165,446
1,504,945	Nationslink Funding Corp., Series 1998-2, Class A2	6.48	8/20/30	1,512,197
1,271,000	Nationslink Funding Corp., Series 1998-2, Class E	7.11	8/20/30	1,294,310
144,651	New York City Mortgage Loan Trust, Series 1996, Class A3*	6.75	9/25/19	144,651
559,116	Residential Accredit Loans, Inc., Series 2004-QS11, Class A3	5.50	8/25/34	555,186
178,771	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB	5.75	2/25/34	172,598
1,851,171	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A1	5.75	12/25/21	1,842,407
1,668,038	Residential Funding Management, Section I, Series 2007-SA1, Class 2A2 (a)	5.64	2/25/37	1,656,367
1,801,915	Sequoia Mortgage Trust, Series 2007-1, Class 2A1 (a)	5.65	2/20/47	1,796,906
1,400,000	Structured Adjustable Rate Mortgage Loan, Series 2005-21, Class 6A3 (a)	5.40	11/25/35	1,351,106
1,320,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5	5.34	12/15/43	1,267,976
1,280,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A2 (a)	5.74	6/15/49	1,279,941
890,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class H (a)*	5.74	6/15/49	807,647
890,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class J (a)*	5.74	6/15/49	784,095
1,435,260	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY2, Class 1A1 (a)	5.65	12/25/36	1,427,080
1,085,631	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 4A1 (a)	5.36	3/25/37	1,075,549
1,860,006	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 1A1 (a)	5.58	4/25/37	1,844,973
1,314,253	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5, Class 1A1 (a)	5.56	6/25/37	1,303,082
1,230,000	Washington Mutual, Series 2005-AR16, Class 1A3 (a)	5.11	12/25/35	1,206,165
1,204,847	Washington Mutual, Series 2006-AR18, Class 1A1 (a)	5.36	1/25/37	1,189,188
1,320,000	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A4 (a)	5.39	8/25/35	1,272,460
28,483	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A4 (a)	4.99	10/25/35	28,338
1,660,101	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A1	5.50	3/25/36	1,642,631
1,176,092	Wells Fargo Mortgage Backed Securities Trust, Series 2006-6, Class 1A3	5.75	5/25/36	1,170,674
2,364,530	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6 (a)	5.61	7/25/36	2,348,965
1,831,000	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A6 (a)	5.53	8/25/36	1,796,814

	Total Collateralized Mortgage Obligations (cost $107,969,594)			106,784,637

	U.S. Government Agency Mortgages — 18.92%
2,267,938	Fannie Mae, Pool #255321	5.50	7/1/24	2,215,927
746,328	Fannie Mae, Pool #255493	5.50	11/1/24	729,212
493,506	Fannie Mae, Pool #255550	5.50	12/1/24	482,189
1,083,557	Fannie Mae, Pool #256116	6.00	2/1/26	1,081,673

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages (continued)
$1,429,961	Fannie Mae, Pool #380433	6.49	8/1/08	$1,434,294
1,768,201	Fannie Mae, Pool #555591	5.50	7/1/33	1,705,412
697	Fannie Mae, Pool #560912	9.50	10/1/30	760
9,801	Fannie Mae, Pool #564235	9.00	11/1/30	10,661
389,427	Fannie Mae, Pool #725231	5.00	2/1/34	366,829
1,531,570	Fannie Mae, Pool #725419	4.50	10/1/33	1,392,468
1,194,779	Fannie Mae, Pool #725424	5.50	4/1/34	1,152,352
297,236	Fannie Mae, Pool #725456	5.00	5/1/34	279,678
724,582	Fannie Mae, Pool #727437	6.00	3/1/25	726,336
1,158,639	Fannie Mae, Pool #728720	5.00	7/1/33	1,091,397
394,787	Fannie Mae, Pool #741897	5.00	10/1/33	371,877
739,564	Fannie Mae, Pool #744131	6.50	12/1/24	746,582
1,988,903	Fannie Mae, Pool #745150	4.50	6/1/20	1,892,286
17,905	Fannie Mae, Pool #747631	6.50	11/1/33	18,194
869,974	Fannie Mae, Pool #872891	6.50	6/1/36	878,435
1,636,490	Fannie Mae, Pool #888013	4.50	6/1/19	1,559,305
1,201,254	Fannie Mae, Pool #888105	5.00	8/1/20	1,165,186
1,039,430	Fannie Mae, Pool #892916	6.50	8/1/36	1,049,539
339,383	Fannie Mae, Pool #919157	6.50	4/1/37	342,604
698,542	Fannie Mae, Pool #923096	5.50	3/1/37	669,685
30,084	Fannie Mae, Series 1998-36, Class J	6.00	7/18/28	30,080
96,076	Fannie Mae, Series 1998-M1, Class A2	6.25	1/25/08	95,955
171,389	Fannie Mae, Series 1998-M6, Class A2	6.32	8/15/08	172,206
643,604	Fannie Mae, Series 2001-14, Class Z	6.00	5/25/31	642,211
54,414	Fannie Mae, Series 2002-11, Class QC	5.50	3/25/17	54,146
9,572	Fannie Mae, Series 2002-56, Class VD	6.00	4/25/20	9,550
2,276,000	Fannie Mae, Series 2005-12, Class JE	5.00	9/25/33	2,145,413
1,150,000	Fannie Mae, Series 2005-22, Class HE	5.00	10/25/33	1,084,179
455,000	Fannie Mae, Series 2005-29, Class QD	5.00	8/25/33	428,040
555,000	Fannie Mae, Series 2005-44, Class PE	5.00	7/25/33	523,254
555,000	Fannie Mae, TBA	5.50	7/15/37	535,231
46,170	Freddie Mac, Gold Pool #A15401	6.50	11/1/33	46,953
25,385	Freddie Mac, Series 1977, Class E	7.00	7/15/12	25,681
38,431	Freddie Mac, Series 2278, Class H	6.50	1/15/31	39,014
1,112,212	Freddie Mac, Series 2378, Class PE	5.50	11/15/16	1,108,793
35,000	Freddie Mac, Series 2390, Class CH	5.50	12/15/16	34,734
7,014	Freddie Mac, Series 2497, Class BM	5.00	2/15/22	6,900
1,565,000	Freddie Mac, Series 2512, Class PE	5.50	2/15/22	1,564,279
495,000	Freddie Mac, Series 2533, Class PE	5.50	12/15/21	490,892
1,192,000	Freddie Mac, Series 2734, Class PG	5.00	7/15/32	1,136,708
950,000	Freddie Mac, Series 2783, Class PD	5.00	1/15/33	902,059
1,065,000	Freddie Mac, Series 2836, Class YD	5.00	2/15/33	1,010,567
2,080,000	Freddie Mac, Series 2844, Class PD	5.00	12/15/32	1,973,669
1,700,000	Freddie Mac, Series 2864, Class PE	5.00	6/15/33	1,615,893
250,000	Freddie Mac, Series 2869, Class BG	5.00	7/15/33	237,373
1,186,000	Freddie Mac, Series 2915, Class KD	5.00	9/15/33	1,121,936
1,700,000	Freddie Mac, Series 2921, Class NE	5.00	9/15/33	1,609,098
2,215,000	Freddie Mac, Series 2938, Class ND	5.00	10/15/33	2,092,773
1,845,000	Freddie Mac, Series 2950, Class ND	5.00	6/15/33	1,738,247
1,187,476	Freddie Mac, Series 3145, Class LN	4.50	10/15/34	1,131,689
714,827	Freddie Mac, Series 3197, Class AB	5.50	8/15/13	710,972
1,775,324	Freddie Mac, Series 3203, Class VM	5.00	8/15/17	1,720,125

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages (continued)
$1,314,965	Government National Mortgage Association, Pool #616571	6.50	8/20/34	$1,339,993

	Total U.S. Government Agency Mortgages (cost $50,096,888)			48,741,494

	Corporate Bonds — 18.09%
380,000	21st Century Insurance (Insurance)	5.90	12/15/13	384,475
206,000	Alto Parana SA (Forest Products & Paper)*	6.38	6/9/17	205,485
187,194	America West Airlines, Series 1999-1 (Airlines)	7.93	1/2/19	201,599
615,000	American General Corp., Series B (Insurance)*	8.13	3/15/46	742,164
1,540,000	American General Finance, Series I (Diversified Financial Solutions)	4.88	7/15/12	1,483,804
460,000	Andina De Fomento Corp. (Multi-National) (b)	5.75	1/12/17	451,581
545,000	Arizona Public Service Co. (Electric)	5.63	5/15/33	482,952
716,000	Baltimore Gas & Electric Co. (Electric)*	6.35	10/1/36	709,055
387,000	Banco Mercantile Del Norte (Banks)*	6.86	10/13/21	386,604
555,000	Broadridge Financial Solutions, Inc. (Software)	6.13	6/1/17	542,840
880,000	Canadian Natural Resources (Oil & Gas) (b)	6.50	2/15/37	863,711
718,000	Celulosa Arauco (Forest Products & Paper)	5.63	4/20/15	693,790
50,000	Cleveland Electric Illumination (Electric)	7.43	11/1/09	51,961
625,000	Commonwealth Edison Corp. (Electric)	6.15	3/15/12	627,959
88,000	Commonwealth Edison Corp. (Electric)	6.95	7/15/18	87,099
990,000	Consumers Energy Corp. (Electric)	4.00	5/15/10	949,534
431,000	CVS Caremark Corp. (Retail)	6.25	6/1/27	417,618
1,183,000	CVS Caremark Corp. (Retail) (b)	6.30	6/1/37	1,164,461
1,200,000	Delhaize Group (Food)*	6.50	6/15/17	1,204,730
50,000	Dominion Resources, Inc. (Electric)	7.50	6/30/66	52,547
1,480,000	Dominion Resources, Inc. (Electric) (b)	6.30	9/30/66	1,488,540
400,000	Dresdner Funding Trust I (Banks)*	8.15	6/30/31	460,705
350,000	Energy East Corp. (Electric)	6.75	9/15/33	359,868
390,000	Energy East Corp. (Electric)	6.75	7/15/36	404,052
177,000	Enterprise Products Operating LP (Oil & Gas)	7.50	2/1/11	186,586
890,000	ERAC USA Finance Co. (Commercial Services)*	8.00	1/15/11	949,820
690,000	Farmers Exchange Capital (Diversified Financial Services)*	7.20	7/15/48	676,552
535,000	FBL Financial Group, Inc. (Insurance)*	5.88	3/15/17	512,439
930,000	FPL Group Capital, Inc. (Electric)	6.35	10/1/66	905,544
980,000	Gaz Capital (Oil & Gas) (b)*	6.21	11/22/16	954,520
786,000	GE Electric Capital Corp. (Diversified Financial Services)	5.00	4/10/12	767,156
635,000	Glen Meadow Pass Through (Diversified Financial Services)*	6.51	2/12/67	633,425
795,000	Goldman Sachs Capital Trust II (Diversified Financial Services)	5.75	12/29/49	784,831
165,000	Goldman Sachs Group, Inc. (Diversified Financial Services) (b)	5.95	1/15/27	155,035
1,020,000	JP Morgan Chase & Co. (Diversified Financial Services) (b)	5.13	9/15/14	979,465
1,190,000	Lehman Bros Capital Trust VII (Diversified Financial Services)	5.86	11/29/49	1,165,674
940,000	Lloyds TSB Group PLC (Banks) (a)*	6.27	12/31/49	891,761
260,000	Mangrove Bay Pass-Through Trust (Diversified Financial Services)*	6.10	7/15/33	251,514
710,000	Merrill Lynch & Co. (Diversified Financial Services) (b)	6.22	9/15/26	691,759
255,000	Merrill Lynch & Co. (Diversified Financial Services) (b)	6.11	1/29/37	239,272
680,000	MMG Fiduciary (AES el Salvador) (Electric)*	6.75	2/1/16	672,786
995,000	MUFG Capital Finance 1 Ltd. (Diversified Financial Solutions)	6.35	7/29/49	977,663
357,000	Nextel Communications (Telecommunications)	7.38	8/1/15	356,847
1,860,000	Oil Insurance Ltd. (Insurance) (a)*	7.56	12/29/49	1,922,886
827,000	Partnerre Finance (Insurance) (a)	6.44	12/1/66	785,327
1,145,000	PP&L Capital Funding, Inc., Series A (Electric) (a)(b)	6.70	3/30/67	1,102,546
301,000	Quest Diagnostics, Inc. (Healthcare-Services) (b)	6.95	7/1/37	304,406
218,000	Qwest Corp. (Telecommunications)	7.50	10/1/14	223,450

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	Corporate Bonds (continued)
$597,000	Qwest Corp. (Telecommunications)	7.63	6/15/15	$616,403
640,000	Sierra Pacific Power Co. (Electric)	6.75	7/1/37	649,686
635,000	SPI Electricity & Gas Australia Holdings (Electric)*	6.15	11/15/13	642,089
620,000	Stancorp Financial Group (Insurance)	6.90	5/29/67	608,430
1,250,000	Stoneheath RE (Insurance) (a)	6.87	12/29/49	1,243,250
238,000	Suntrust Preferred Capital I (Banks)	5.85	12/31/49	236,564
941,000	TCI Communications, Inc. (Media)	8.75	8/1/15	1,088,172
295,000	TCI Communications, Inc. (Media)	10.13	4/15/22	383,523
120,000	TCI Communications, Inc. (Media)	9.88	6/15/22	154,013
306,000	Telecom Italia Capital SA (Telecommunications)	5.25	11/15/13	291,579
370,000	Telecom Italia Capital SA (Telecommunications)	4.95	9/30/14	342,815
298,000	Time Warner Cable, Inc. (Media)*	6.55	5/1/37	288,019
419,000	Time Warner, Inc. (Media)	7.63	4/15/31	448,904
740,000	Trans-Canadian Pipelines (Pipelines) (b)	6.35	5/15/67	711,405
250,000	Travelers Cos., Inc. (Insurance) (a)(b)	6.25	3/15/67	240,238
370,000	United Dominion Realty Trust, Series E (REITS)	3.90	3/15/10	353,603
561,000	Viacom, Inc. (Media)	5.75	4/30/11	560,188
293,000	Viacom, Inc. (Media)	6.88	4/30/36	283,074
1,925,000	Wachovia Capital Trust III (Banks)	5.80	3/15/42	1,916,610
760,000	Westar Energy, Inc. (Electric)	5.95	1/1/35	694,752
1,130,000	Wisconsin Energy Corp. (Electric) (a)	6.25	5/15/67	1,086,924
500,000	Woori Bank (Banks)*	6.21	5/2/37	477,773
790,000	WPS Resources Corp. (Electric)	6.11	12/1/66	757,536
1,090,000	XL Capital Ltd. (Insurance) (a)	6.50	12/31/49	1,023,713

	Total Corporate Bonds (cost $47,310,067)			46,607,661

	Taxable Municipal Bonds — 3.83%
800,000	Calexico California, Community Redevelopment Agency Tax Allocation, Series B (AMBAC)	4.22	8/1/12	778,640
25,000	Clearfield City Utah Multi-Family Revenue, Local Housing (FHA)	6.65	11/1/07	25,075
125,000	Denver Colorado City & County Special Facilities Airport Revenue, Series B (MBIA)	7.25	1/1/10	130,318
1,235,000	Escondido California JT Powers Funding Authority Lease Revenue, Series B (FGIC)	5.53	9/1/18	1,224,304
40,000	Indiana Bond Bank, Revenue, Series 4 (MBIA)	4.37	7/15/14	37,151
70,000	Los Angeles California Community Redevelopment Agency (MBIA)	5.60	7/1/18	68,595
795,000	Missouri State Development Finance Board, Infrastructure Facilities Revenue, Series C	6.10	4/1/23	780,094
645,000	Pico Rivera California, Water Authority (MBIA)	6.45	5/1/09	659,009
1,210,000	Reading Pennsylvania (FSA)	5.35	11/15/21	1,157,329
1,045,000	Riverside California Public Funding Authority Tax Allocation Revenue, Series B (MBIA)	5.82	8/1/28	1,027,998
1,000,000	University of Alabama Revenue, Series B (XLCA)	5.90	7/1/23	988,790
589,000	Waterbury Connecticut, GO, Series B (FSA)	5.43	4/1/09	589,277
1,235,000	Whittier California Redevelopment Agency (FGIC)	6.09	11/1/38	1,235,864
1,145,000	Wichita Falls Texas, Series B (MBIA)	6.00	9/1/21	1,148,893
25,000	York County Pennsylvania Industrial Development Authority, Economic Development Revenue (FGIC)	6.43	10/1/08	25,694

	Total Taxable Municipal Bonds (cost $10,034,005)			9,877,031

	Asset Backed Securities — 2.96%
35,661	Advanta Mortgage Loan Trust, Series 2000-2, Class A6 (a)	7.72	3/25/15	35,548
48,251	Centex Home Equity, Series 2002-A, Class AF6	5.54	1/25/32	47,992
1,170,000	Countrywide Asset Backed Certificates, Series 2006-11, Class 1AF6 (a)	6.15	9/25/46	1,164,141
405,000	Countrywide Asset Backed Certificates, Series 2006-15, Class A6 (a)	5.83	10/25/36	396,080
256,738	Credit-Based Asset Servicing & Securities, Series 2005-CB8, Class AF1B (a)	5.45	12/25/35	255,622

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (concluded) — June 30, 2007

Principal Amount/ Shares		Rate %	Maturity Date	Value
	Asset Backed Securities (continued)
$603,336	Credit-Based Asset Servicing & Securities, Series 2006-CB2, Class AF1 (a)	5.72	12/25/36	$601,157
1,234,544	First Franklin Mortgage Loan Asset Backed Certificate of Participation, Series 2007-FFC, Class A2A (a)	5.47	6/25/27	1,234,656
65,175	Green Tree Financial Corp., Series 1996-2, Class A4	7.20	4/15/27	66,423
40,000	Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	7.27	6/15/29	41,135
985,114	Renaissance Home Equity Loan Trust, Series 2005-3, Class AF2 (a)	4.72	11/25/35	980,125
1,023,199	Renaissance Home Equity Loan Trust, Series 2006-3, Class AF1 (a)	5.92	11/25/36	1,020,352
930,467	Soundview Home Equity Loan Trust, Series 2006-WF1, Class A1F	6.00	10/25/36	927,896
402,887	WFS Financial Owner Trust, Series 2004-4, Class C	3.21	5/17/12	396,428
451,128	WFS Financial Owner Trust, Series 2005-1, Class D	4.09	8/17/12	447,176

	Total Asset Backed Securities (cost $7,646,605)			7,614,731

	U.S. Treasury Notes — 13.15%
13,218,000	U.S. Treasury Note (b)	4.63	12/31/11	13,053,806
3,865,000	U.S. Treasury Note (b)	4.63	2/29/12	3,815,482
4,694,000	U.S. Treasury Note (b)	8.75	8/15/20	6,268,691
9,836,000	U.S. Treasury Note (b)	6.00	2/15/26	10,736,604

	Total U.S. Treasury Notes (cost $33,823,930)			33,874,583

	Money Market — 4.04%
10,417,388	SSgA Prime Money Market Fund (a)	5.18		10,417,388

	Total Money Market (cost $10,417,388)			10,417,388

	Securities Held as Collateral for Securities on Loan — 14.64%
37,718,461	State Street Navigator Securities Lending Prime Portfolio	5.29		37,718,461

	Total Securities Held as Collateral for Securities on Loan (cost $37,718,461)			37,718,461

	Total Investments (cost $305,016,938) — 117.06%			301,635,986
	Liabilities in excess of other assets — (17.06)%			(43,966,134)

	Net Assets — 100.00%			$257,669,852

(a)	Variable rate security. The rate reflected in the Portfolio of Investments is the rate in effect on June 30, 2007. The maturity date represents the actual maturity date.

(b)	All or part of this security has been placed on loan as of June 30, 2007.

*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may by resold in transactions exempt from registration, normally to qualified institutional buyers.

AMBAC — American Municipal Bond Assurance Corp.

FHA — Federal Housing Administration

FGIC — Financial Guaranty Insurance Co.

FSA — Financial Security Assurance, Inc.

GO — General Obligation

MBIA — Municipal Bond Insurance Association

TBA — Security is subject to delayed delivery

XLCA — Security insured by XL Capital Assurance, Inc.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages — 54.58%
$127,306	Fannie Mae Strip, Series 317, Class 1, PO	0.00	12/1/31	$97,478
523,880	Fannie Mae Strip, Series 367, Class 2, IO	5.50	1/25/36	142,293
2,863,816	Fannie Mae Strip, Series 378, Class 4, IO	5.00	7/1/36	695,197
31,451	Fannie Mae, Pool #124836	10.00	5/1/22	34,640
11,082	Fannie Mae, Pool #124911	10.00	3/1/16	12,308
7,165	Fannie Mae, Pool #190535	11.00	1/1/16	8,112
1,584	Fannie Mae, Pool #23	8.50	8/1/11	1,590
15,856	Fannie Mae, Pool #252259	5.50	2/1/14	15,749
12,831	Fannie Mae, Pool #253265	7.50	5/1/30	13,401
9,279	Fannie Mae, Pool #253267	8.50	5/1/30	9,960
91,204	Fannie Mae, Pool #253399	8.50	8/1/30	97,895
16,230	Fannie Mae, Pool #253438	8.50	9/1/30	17,420
6,578	Fannie Mae, Pool #253545	7.00	12/1/30	6,822
23,417	Fannie Mae, Pool #253584	7.50	1/1/31	24,458
25,194	Fannie Mae, Pool #253643	7.50	2/1/31	26,314
154,379	Fannie Mae, Pool #254346	6.50	6/1/32	155,844
17,614	Fannie Mae, Pool #254487	7.50	9/1/32	18,350
1,478,829	Fannie Mae, Pool #254693	5.50	4/1/33	1,432,825
212,610	Fannie Mae, Pool #255313	5.50	8/1/34	205,060
45,274	Fannie Mae, Pool #303406	10.00	2/1/25	50,166
4,089	Fannie Mae, Pool #313033	10.00	7/1/17	4,466
9,352	Fannie Mae, Pool #313328	10.00	7/1/18	10,486
51,150	Fannie Mae, Pool #323354	6.00	11/1/28	50,985
387,437	Fannie Mae, Pool #357327	5.00	1/1/18	375,804
27,358	Fannie Mae, Pool #357776	5.50	4/1/20	26,973
4,955	Fannie Mae, Pool #359461	10.50	12/1/17	5,476
43,173	Fannie Mae, Pool #378141	10.00	4/1/19	47,893
28,038	Fannie Mae, Pool #397120	10.00	5/1/21	30,576
560	Fannie Mae, Pool #447140	7.50	11/1/29	585
171,061	Fannie Mae, Pool #482513	5.50	1/1/14	169,909
2,119	Fannie Mae, Pool #50163	10.50	11/1/18	2,421
925	Fannie Mae, Pool #511096	7.50	8/1/29	968
144,887	Fannie Mae, Pool #514132	7.00	8/1/29	150,240
84,533	Fannie Mae, Pool #514574	7.50	1/1/30	88,427
44,137	Fannie Mae, Pool #534063	7.50	3/1/30	46,163
60,173	Fannie Mae, Pool #535332	8.50	4/1/30	64,562
19,000	Fannie Mae, Pool #535435	8.50	8/1/30	20,394
72,569	Fannie Mae, Pool #535488	8.50	9/1/30	77,893
175,846	Fannie Mae, Pool #535988	7.00	6/1/31	182,255
6,603	Fannie Mae, Pool #536282	8.50	7/1/30	7,088
1,358	Fannie Mae, Pool #54075	8.50	12/1/08	1,370
6,522	Fannie Mae, Pool #541903	7.50	6/1/30	6,812
15,193	Fannie Mae, Pool #545082	7.50	6/1/31	15,869
414,396	Fannie Mae, Pool #545139	7.00	8/1/31	429,779
15,250	Fannie Mae, Pool #545556	7.00	4/1/32	15,806
74,160	Fannie Mae, Pool #545762	6.50	7/1/32	75,473
27,460	Fannie Mae, Pool #546591	8.50	6/1/30	29,474
22,784	Fannie Mae, Pool #548190	7.50	10/1/30	23,796
1,578	Fannie Mae, Pool #549605	8.50	8/1/30	1,679
70,814	Fannie Mae, Pool #555144	7.00	10/1/32	73,441
11,043	Fannie Mae, Pool #555494	5.50	5/1/18	10,920
251,445	Fannie Mae, Pool #555531	5.50	6/1/33	243,623

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages (continued)
$15,598	Fannie Mae, Pool #557160	8.50	12/1/30	$16,742
2,499	Fannie Mae, Pool #560534	7.00	11/1/30	2,592
23,631	Fannie Mae, Pool #561883	7.50	11/1/30	24,681
22,327	Fannie Mae, Pool #573752	8.50	2/1/31	23,965
281,380	Fannie Mae, Pool #580515	5.50	4/1/16	278,314
51,699	Fannie Mae, Pool #590944	7.00	8/1/31	53,583
2,786	Fannie Mae, Pool #606565	7.00	10/1/31	2,888
84,445	Fannie Mae, Pool #606964	7.00	10/1/31	87,523
27,002	Fannie Mae, Pool #610381	7.00	10/1/31	27,986
87,634	Fannie Mae, Pool #610995	5.50	11/1/16	86,679
2,644	Fannie Mae, Pool #615206	6.50	11/1/31	2,696
285,023	Fannie Mae, Pool #617271	5.50	1/1/17	281,918
3,740	Fannie Mae, Pool #621535	6.50	3/1/32	3,806
113,303	Fannie Mae, Pool #625030	6.50	1/1/32	115,506
28,252	Fannie Mae, Pool #653877	6.50	8/1/32	28,753
282,076	Fannie Mae, Pool #654790	6.50	8/1/32	284,753
20,665	Fannie Mae, Pool #666705	5.50	11/1/17	20,434
453,405	Fannie Mae, Pool #683287	5.50	2/1/18	448,274
464,970	Fannie Mae, Pool #688729	5.50	3/1/18	458,076
3,689,388	Fannie Mae, Pool #725027	5.00	11/1/33	3,475,274
324,990	Fannie Mae, Pool #725162	6.00	2/1/34	323,084
1,656,904	Fannie Mae, Pool #725206	5.50	2/1/34	1,605,361
146,747	Fannie Mae, Pool #725418	6.50	5/1/34	148,139
344,856	Fannie Mae, Pool #725424	5.50	4/1/34	332,610
725,404	Fannie Mae, Pool #725704	6.00	8/1/34	721,150
2,134,442	Fannie Mae, Pool #725946	5.50	11/1/34	2,066,535
373,638	Fannie Mae, Pool #727384	4.50	9/1/18	354,554
52,926	Fannie Mae, Pool #731076	5.50	7/1/18	52,141
2,339,886	Fannie Mae, Pool #735504	6.00	4/1/35	2,329,040
62,914	Fannie Mae, Pool #735611	5.50	3/1/20	62,212
3,932,859	Fannie Mae, Pool #735989	5.50	2/1/35	3,811,348
41,526	Fannie Mae, Pool #737287	5.00	6/1/18	40,285
82,470	Fannie Mae, Pool #740710	4.50	9/1/18	78,257
732,452	Fannie Mae, Pool #741732	5.00	11/1/18	710,558
2,757,682	Fannie Mae, Pool #745140	5.00	11/1/35	2,590,965
868,135	Fannie Mae, Pool #745192	5.50	6/1/20	855,262
4,915,465	Fannie Mae, Pool #745209	5.50	9/1/19	4,860,681
2,641,252	Fannie Mae, Pool #745412	5.50	12/1/35	2,557,221
5,617,068	Fannie Mae, Pool #745428	5.50	1/1/36	5,417,606
1,630,864	Fannie Mae, Pool #745592	5.00	1/1/21	1,582,117
2,393,545	Fannie Mae, Pool #745737	5.00	3/1/21	2,322,002
1,504,203	Fannie Mae, Pool #745740	5.00	7/1/36	1,409,423
876,704	Fannie Mae, Pool #745809	5.50	6/1/20	863,704
1,768,394	Fannie Mae, Pool #761240	4.00	6/1/19	1,640,954
239,120	Fannie Mae, Pool #782586	5.00	6/1/19	231,090
40,421	Fannie Mae, Pool #784200	5.00	6/1/19	39,064
390,231	Fannie Mae, Pool #788210	5.50	2/1/21	384,537
2,090,391	Fannie Mae, Pool #819432 (a)	4.61	3/1/35	2,059,528
100,000	Fannie Mae, Pool #831939	6.00	11/1/36	98,986
1,783,587	Fannie Mae, Pool #838926	5.50	8/1/35	1,724,607
561,197	Fannie Mae, Pool #842993	6.00	10/1/35	555,187
90,559	Fannie Mae, Pool #845429	5.50	1/1/21	89,238

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages (continued)
$461,423	Fannie Mae, Pool #852939	6.00	2/1/36	$456,482
882,277	Fannie Mae, Pool #882228	6.50	9/1/36	890,858
8,913,311	Fannie Mae, Pool #888283	5.00	8/1/34	8,396,027
78,240	Fannie Mae, Pool #891600	6.00	6/1/36	77,403
3,932,499	Fannie Mae, Pool #896540	6.50	9/1/36	3,970,746
338,715	Fannie Mae, Pool #900349	6.00	9/1/36	335,088
301,977	Fannie Mae, Pool #901079	6.00	8/1/36	298,743
259,509	Fannie Mae, Series 1996-48, Class Z	7.00	11/25/26	268,876
290,000	Fannie Mae, Series 2003-16, Class BC	5.00	3/25/18	277,761
530,827	Fannie Mae, Series 2004-28, Class PB	6.00	8/25/28	532,234
412,708	Fannie Mae, Series 2004-88, Class HA	6.50	7/25/34	419,228
1,381,323	Fannie Mae, Series 2004-99, Class AO	5.50	1/25/34	1,367,041
969,210	Fannie Mae, Series 2005-27, Class PC	5.50	5/25/34	960,890
848,651	Fannie Mae, Series 2005-3, Class AP	5.50	2/25/35	843,453
822,472	Fannie Mae, Series 2005-58, Class EP	5.50	7/25/35	817,348
3,000,000	Fannie Mae, TBA	4.50	7/17/22	2,846,250
718,211	Fannie Mae, TBA	5.50	7/12/37	692,625
18,400,000	Fannie Mae, TBA	6.00	7/12/37	18,198,741
2,398,419	Freddie Mac Strip, Series 231, IO	5.50	8/1/35	637,564
747,269	Freddie Mac, Gold Pool #A12118	5.00	8/1/33	704,123
259,940	Freddie Mac, Gold Pool #A50923	6.00	7/1/36	257,733
2,572,724	Freddie Mac, Gold Pool #A58383	5.50	3/1/37	2,481,366
404,579	Freddie Mac, Gold Pool #B13607	4.50	4/1/19	385,001
368,873	Freddie Mac, Gold Pool #B19026	4.50	3/1/20	350,261
7,225	Freddie Mac, Gold Pool #C01104	8.00	12/1/30	7,615
31,939	Freddie Mac, Gold Pool #C01187	7.50	5/1/31	33,341
41,437	Freddie Mac, Gold Pool #C01372	7.50	5/1/32	43,145
268	Freddie Mac, Gold Pool #C35806	7.50	2/1/30	279
15,380	Freddie Mac, Gold Pool #C41019	8.00	8/1/30	16,211
21,014	Freddie Mac, Gold Pool #C41473	7.50	8/1/30	21,936
29,188	Freddie Mac, Gold Pool #C41513	8.00	8/1/30	30,765
5,397	Freddie Mac, Gold Pool #C41563	8.00	8/1/30	5,688
8,415	Freddie Mac, Gold Pool #C47558	7.50	2/1/31	8,785
5,953	Freddie Mac, Gold Pool #C48206	7.50	3/1/31	6,214
53,670	Freddie Mac, Gold Pool #C50601	8.00	4/1/31	56,585
34,269	Freddie Mac, Gold Pool #C58121	7.50	9/1/31	35,747
23,538	Freddie Mac, Gold Pool #C59301	7.50	10/1/31	24,553
7,140	Freddie Mac, Gold Pool #C65032	7.50	2/1/32	7,434
11,766	Freddie Mac, Gold Pool #C67274	7.50	5/1/32	12,251
44,890	Freddie Mac, Gold Pool #C68001	7.00	6/1/32	46,270
31,284	Freddie Mac, Gold Pool #D11089	9.50	10/1/17	33,741
177,661	Freddie Mac, Gold Pool #E00627	5.50	2/1/14	176,430
143,933	Freddie Mac, Gold Pool #E01137	6.00	3/1/17	144,741
525,434	Freddie Mac, Gold Pool #E01653	4.50	6/1/19	500,419
52,031	Freddie Mac, Gold Pool #E84261	6.00	7/1/16	52,323
11,849	Freddie Mac, Gold Pool #E89400	6.00	4/1/17	11,915
59,042	Freddie Mac, Gold Pool #E90895	6.00	7/1/17	59,369
120,413	Freddie Mac, Gold Pool #E91323	6.00	9/1/17	121,079
3,583	Freddie Mac, Gold Pool #G01135	8.00	9/1/30	3,776
4,494	Freddie Mac, Gold Pool #G01311	7.00	9/1/31	4,646
35,464	Freddie Mac, Gold Pool #G01391	7.00	4/1/32	36,665
3,023,597	Freddie Mac, Gold Pool #G02086	5.00	2/1/36	2,841,615

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages (continued)
$3,186,402	Freddie Mac, Gold Pool #G02870	5.50	4/1/37	$3,073,252
3,183,698	Freddie Mac, Gold Pool #G03019	5.50	6/1/37	3,070,644
2,005,112	Freddie Mac, Gold Pool #G11720	4.50	8/1/20	1,908,085
218,527	Freddie Mac, Gold Pool #G11742	5.00	7/1/20	211,734
10,512,887	Freddie Mac, Gold Pool #G12392	5.50	9/1/21	10,356,917
171,706	Freddie Mac, Gold Pool #J00106	4.50	9/1/20	163,042
379,653	Freddie Mac, Gold Pool #J00773	5.00	12/1/20	367,188
125,569	Freddie Mac, Gold Pool #J02720	4.50	11/1/20	119,233
426,757	Freddie Mac, Gold Pool #M80813	4.00	4/1/10	408,772
4,000,000	Freddie Mac, Gold TBA	5.00	7/17/22	3,865,000
1,000,000	Freddie Mac, Gold TBA	6.00	7/17/22	1,004,062
2,000,000	Freddie Mac, Gold TBA	6.00	7/12/37	1,981,250
2,000,000	Freddie Mac, Gold TBA	6.00	8/14/37	1,979,376
60,886	Freddie Mac, Pool #170199	9.50	10/1/16	65,866
6,982	Freddie Mac, Pool #183455	12.00	12/1/10	7,494
1,621,547	Freddie Mac, Pool #1G1678	5.75	4/1/37	1,619,499
1,899,955	Freddie Mac, Pool #1J0408	5.89	5/1/37	1,897,610
3,812	Freddie Mac, Pool #360019	10.50	12/1/17	4,196
5,788	Freddie Mac, Pool #555285	10.00	4/1/16	6,027
2,160,000	Freddie Mac, Series 2509, Class CB	5.00	10/15/17	2,110,122
640,000	Freddie Mac, Series 2538, Class CB	5.00	12/15/17	616,961
749,395	Freddie Mac, Series 2864, Class NA	5.50	1/15/31	746,651
1,023,610	Freddie Mac, Series 2973, Class EB	5.50	4/15/35	1,018,919
1,161,903	Freddie Mac, Series 3131, Class MA	5.50	11/15/27	1,160,547
1,756,224	Freddie Mac, Series 3189, Class PJ	6.00	3/15/30	1,770,007
15,300,000	Freddie Mac, TBA	1.33	6/15/37	723,762
7,018	Government National Mortgage Association, Pool #112784	12.00	2/15/14	7,865
23,680	Government National Mortgage Association, Pool #156617	11.00	1/15/16	26,154
9,085	Government National Mortgage Association, Pool #36890	10.00	11/15/09	9,484
3,661	Government National Mortgage Association, Pool #38484	11.00	3/15/10	3,925
4,024	Government National Mortgage Association, Pool #41625	11.00	7/15/10	4,313
4,065	Government National Mortgage Association, Pool #42444	11.00	9/15/10	4,358
7,744	Government National Mortgage Association, Pool #42710	11.00	9/15/10	8,301
4,082	Government National Mortgage Association, Pool #43080	11.00	8/15/10	4,376
335	Government National Mortgage Association, Pool #43285	11.00	8/15/10	359
33,129	Government National Mortgage Association, Pool #45290	11.00	12/15/10	35,510
12,169	Government National Mortgage Association, Pool #488233	6.00	4/15/29	12,150
5,878	Government National Mortgage Association, Pool #497630	6.00	2/15/29	5,869
2,641	Government National Mortgage Association, Pool #545212	7.00	12/15/30	2,753
10,741	Government National Mortgage Association, Pool #58625	12.00	11/15/12	12,342
223,807	Government National Mortgage Association, Pool #604791	5.50	11/15/33	217,656
38,565	Government National Mortgage Association, Pool #637301	6.50	11/15/34	39,275
11,537	Government National Mortgage Association, Pool #70492	12.00	9/15/13	13,406
15,634	Government National Mortgage Association, Pool #780315	9.50	12/15/17	16,864
10,095	Government National Mortgage Association, Pool #780384	11.00	12/15/17	11,094
41,787	Government National Mortgage Association, Pool #780554	10.00	5/15/19	46,060
8,802	Government National Mortgage Association, Pool #780609	9.50	9/15/22	9,631
84,477	Government National Mortgage Association, Pool #781548	7.00	11/15/32	88,031
7,048	Government National Mortgage Association, Pool #80094	5.75	7/20/27	7,093
14,015	Government National Mortgage Association, Pool #80114 (a)	5.75	9/20/27	14,150
22,659	Government National Mortgage Association, Pool #80123 (a)	6.13	10/20/27	22,942
17,671	Government National Mortgage Association, Pool #80137 (a)	6.13	11/20/27	17,892

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages (continued)
$6,394	Government National Mortgage Association, Pool #80145 (a)	6.13	12/20/27	$6,474
7,976	Government National Mortgage Association, Pool #80156	6.38	1/20/28	8,058
766,132	Government National Mortgage Association, Pool #80916 (a)	3.75	5/20/34	763,439
24,460	Government National Mortgage Association, Pool #8585 (a)	6.38	1/20/25	24,726
63,079	Government National Mortgage Association, Pool #8595 (a)	6.38	2/20/25	63,811
20,158	Government National Mortgage Association, Pool #8611 (a)	6.38	3/20/25	20,379
32,015	Government National Mortgage Association, Pool #8621	5.38	4/20/25	32,179
61,952	Government National Mortgage Association, Pool #8631	5.38	5/20/25	62,269
19,618	Government National Mortgage Association, Pool #8644 (a)	5.38	6/20/25	19,870
15,579	Government National Mortgage Association, Pool #8664 (a)	5.75	7/20/25	15,739

	Total U.S. Government Agency Mortgages (cost 147,123,180)			145,723,770

	Collateralized Mortgage Obligations — 21.15%
405,282	Asset Securitization Corp., Series 1997-D5, Class A1C	6.75	2/14/43	406,628
1,105,745	Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2	6.50	4/15/36	1,134,036
1,385,000	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4	6.19	6/11/35	1,414,033
1,300,000	Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A4 (a)	5.02	11/10/42	1,273,877
1,370,000	Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A4	5.36	10/10/45	1,321,563
378,265	Bank of America Alternative Loan Trust, Series 2004-5, Class 4A1	5.00	6/25/19	373,614
436,286	Bank of America Alternative Loan Trust, Series 2004-6, Class 4A1	5.00	7/25/19	427,613
1,500,000	Bank of America-First Union NB, Series 2001-3, Class A2	5.46	4/11/37	1,491,912
1,190,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR7, Class A2	4.95	2/11/41	1,158,586
550,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW11, Class AJ	5.62	3/11/39	535,632
1,744,993	Capco America Securitization Corp., Series 1998-D7, Class A1B	6.26	10/15/30	1,756,326
664,698	Chase Commercial Mortgage Securities Corp., Series 1997-2, Class A2	6.60	12/19/29	663,855
217,904	Chase Commercial Mortgage Securities Corp., Series 1999-2, Class A2	7.20	1/15/32	224,777
1,799,834	Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A2	7.76	4/15/32	1,876,031
1,561,823	Commercial Mortgage Pass-Through Certificate, Series 2000-C1, Class A2	7.42	8/15/33	1,619,219
493,507	Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A2	6.03	9/15/30	493,755
2,213,914	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10	5.50	5/25/36	2,203,756
305,200	Countrywide Asset-Backed Certificates, Series 2005-IM3, Class A1 (a)	5.44	3/25/36	305,222
1,160,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.83	4/15/37	1,090,499
1,970,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3	5.31	12/15/39	1,888,633
1,660,000	CS First Boston Mortgage Securities Corp, Series 2003-C3, Class A5	3.94	5/15/38	1,517,462
1,660,000	CS First Boston Mortgage Securities Corp., Series 2002-CP3, Class A3	5.60	7/15/35	1,656,879
260,354	DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A1B	6.46	3/10/32	263,414
1,570,000	First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2	6.66	1/12/43	1,622,152
1,625,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4	5.54	12/10/49	1,582,523
1,825,000	GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A2	5.00	12/10/37	1,775,909
216,247	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C1, Class A2	6.18	5/15/33	217,697
340,271	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C2, Class A2	6.95	9/15/33	347,335
744,056	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C3, Class A2	7.18	8/15/36	763,668
796,802	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2	7.46	8/16/33	831,311
939,223	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2	7.72	3/15/33	979,667
1,118,379	GS Mortgage Securities Corp. II, Series 1998-C1, Class A3	6.14	10/18/30	1,121,802
985,000	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4	4.96	8/10/38	965,951
1,070,000	GS Mortgage Securities Corporation II, Series 2006- G68, Class A4	5.56	11/10/39	1,046,638

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	Collateralized Mortgage Obligations (continued)
$1,569,092	GSR Mortgage Loan Trust, Series 2004-9, Class 4A1 (a)	4.06	8/25/34	$1,546,770
974,167	Homebanc Mortgage Trust, Series 2005-4, Class A1 (a)	5.59	10/25/35	974,898
1,636,834	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3	6.26	3/15/33	1,668,032
1,575,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4	5.44	6/12/47	1,522,000
1,080,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5	4.65	1/12/37	1,033,218
729,720	JP Morgan Commercial Mortgage Finance Corp., Series 2000-C10, Class A2	7.37	8/15/32	756,719
172	Kidder Peabody Mortgage Assets Trust, Series B, Class A2, IO	9.50	4/22/18	38
664,424	LB – UBS Commercial Mortgage Trust, Series 2000-C4, Class A2	7.37	8/15/26	693,678
1,150,000	LB – UBS Commercial Mortgage Trust, Series 2001-C2, Class A2	6.65	11/15/27	1,190,799
825,585	LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A1B	6.21	10/15/35	829,994
1,899,600	LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A2	6.30	10/15/35	1,913,350
977,255	Lehman Mortgage Trust, Series 2005-2, Class 2A3	5.50	12/25/35	972,163
434,568	Master Alternative Loans Trust, Series 2004-4, Class 1A1	5.50	5/25/34	422,597
171,815	Morgan Stanley Capital I, Series 1998-HF2, Class A2	6.48	11/15/30	172,741
937,584	Mortgage Capital Funding, Inc., Series 1998-MC1, Class A2	6.66	3/18/30	939,381
1,251,108	Nationslink Funding Corp., Series 1999-1, Class A2	6.32	1/20/31	1,259,244
1,525,000	Prudential Mortgage Capital Funding, LLC, Series 20041-ROCK, Class A2	6.61	5/10/34	1,573,913
1,100,033	Salomon Brothers Mortgage Securities VII, Series 1999-C1, Class A2 (a)	7.15	5/18/32	1,116,622
703,325	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19X5, Class 1A1 (a)	5.64	10/25/35	706,190
875,000	Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4	5.01	12/15/35	840,661

	Total Collateralized Mortgage Obligations (cost 58,213,636)			56,484,983

	Corporate Bonds — 13.78%
275,000	Allstate Corp. (Multi – Line Insurance) (b)	6.13	5/15/37	264,940
750,000	Anadarko Petroleum Corp. (Independent Energy)	6.45	9/15/36	721,370
170,000	Associates Corp. NA (Banking)	6.25	11/1/08	171,862
175,000	Avalon Bay Communities, Inc. (REITS)	7.50	12/15/10	185,624
545,000	Bank of America Corp. (Banking)	7.80	2/15/10	576,070
620,000	Bank of America Corp. (Banking)	4.50	8/1/10	605,461
350,000	Bank of America Corp. (Banking)	5.75	8/15/16	345,336
275,000	Bank of America NA (Banking)	6.10	6/15/17	278,117
200,000	Belvoir Land LLC (Special Purpose)*	5.27	12/15/47	177,866
385,000	Berkshire Hathaway Finance Corp. (Property & Casualty)	4.13	1/15/10	374,310
60,000	Bristol-Myers Squibb (Pharmaceuticals)	6.88	8/1/97	61,835
250,000	Carolina Power & Light (Electric) (b)	6.13	9/15/33	248,263
280,000	CenterPoint Energy Resources Corp., Series B (Gas Pipelines)	7.88	4/1/13	305,630
250,000	Chubb Corp. (Property/Casualty Insurance) (b)	6.38	3/29/67	244,475
1,495,000	Citigroup, Inc. (Banking)	3.63	2/9/09	1,456,052
1,335,000	Citigroup, Inc. (Banking)	4.13	2/22/10	1,295,053
70,000	Citigroup, Inc. (Banking) (b)	4.63	8/3/10	68,520
520,000	Citigroup, Inc. (Banking)	5.88	5/29/37	495,740
985,000	Comcast Cable Communications Holdings (Media Cable) (c)	8.38	3/15/13	1,099,565
170,000	Comcast Corp. (Media Cable)	7.63	2/15/08	171,964
75,000	Comcast Corp. (Media Cable)	7.05	3/15/33	77,410
150,000	Comcast Corp. (Media Cable)	6.50	11/15/35	145,402
25,000	Consolidated Natural Gas, Series A (Gas Pipelines)	5.00	3/1/14	23,821
125,000	Consolidated Natural Gas, Series C (Gas Pipelines)	6.25	11/1/11	127,685
1,080,000	Credit Suisse Guernsey (Finance – Investment Banking/Brokerage)	5.86	5/29/49	1,040,539
200,000	Energy East Corp. (Electric)	6.75	7/15/36	207,206
125,000	Enterprise Products Operations (Gas Pipelines)	4.00	10/15/07	124,482
200,000	Florida Power and Light Co. (Electric)	4.95	6/1/35	169,734
3,375,000	General Electric Capital Corp. (Diversified Financial Services)	5.00	12/1/10	3,330,099

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	Corporate Bonds (continued)
$2,195,000	General Electric Capital Corp. (Diversified Financial Services)	5.00	11/15/11	$2,151,032
305,000	General Electric Capital Corp. (Diversified Financial Services)	5.00	4/10/12	297,688
665,000	Goldman Sachs Capital 11 (Finance – Investment Banking/Brokerage)	5.79	12/29/49	649,003
1,540,000	Goldman Sachs Group, Inc. (Finance – Investment Banking/Brokerage)	5.25	10/15/13	1,492,928
50,000	GTE Corp. (Wirelines)	6.94	4/15/28	51,425
325,000	Halliburton Co. (Oil Field Service)	5.50	10/15/10	324,685
125,000	Halliburton Co. (Oil Field Service)*	7.60	8/15/96	138,036
200,000	Irwin Land LLC (Special Purpose)*	5.03	12/15/25	182,412
290,000	Irwin Land LLC (Special Purpose)*	5.30	12/15/35	265,515
1,075,000	JP Morgan Chase Bank NA (Banking)	6.00	7/5/17	1,066,604
300,000	Lehman Bros Capital Trust VII (Finance – Investment Banking/Brokerage)	5.86	11/29/49	293,867
210,000	Lehman Brothers Holdings (Brokerage)	7.88	8/15/10	223,926
325,000	Lehman Brothers Holdings (Brokerage) (b)	5.75	7/18/11	326,091
108,000	Massachusetts Mutual Life (Life Insurance)*	7.63	11/15/23	125,747
375,000	Mellon Capital IV (Banking)	6.24	6/29/49	378,383
555,000	MetLife, Inc. (Life Insurance)	6.40	12/15/36	514,125
500,000	Midamerican Energy Holdings (Electric – Integrated)*	5.95	5/15/37	471,230
350,000	Morgan Stanley (Brokerage)	5.05	1/21/11	342,764
200,000	Morgan Stanley (Brokerage)	6.75	4/15/11	207,365
120,000	Morgan Stanley (Brokerage)	5.55	4/27/17	115,130
4,340,000	Morgan Stanley (Finance – Investment Banking)	5.60	1/9/12	4,332,066
40,000	New Jersey Bell Telephone (Wirelines)	7.85	11/15/29	43,891
225,000	News America Holdings (Media Non Cable)	8.50	2/23/25	264,249
55,000	News America Holdings (Media Non Cable)	8.45	8/1/34	66,322
210,000	News America Holdings (Media Non Cable)	8.15	10/17/36	241,408
110,000	News America, Inc. (Media Non Cable) (b)	7.63	11/30/28	119,078
150,000	Ohana Military Communities LLC, (Special Purpose)*	6.19	4/1/49	151,544
60,000	Phillips Petroleum Co. (Integrated Energy)	7.00	3/30/29	65,227
325,000	Pricoa Global Funding I (Life Insurance)*	4.35	6/15/08	320,106
445,000	Progressive Corp. (Property/Casualty Insurance)	6.70	6/15/37	442,272
350,000	Rouse Co. (REITS)	5.38	11/26/13	326,611
1,400,000	SLM Corp. (Finance – Consumer Loans) (b)	5.52	7/26/10	1,327,977
275,000	Sprint Nextel Corp. (Wireless)	6.00	12/1/16	260,880
525,281	Structured Asset Receivable Trust, Series 2003-2 (Life Insurance) (a)(d)*	5.86	1/21/09	524,956
5,000	Suncor Energy, Inc. (Oil Comp – Integrated)	6.50	6/15/38	5,024
275,000	Suntrust Bank (Banking)	4.42	6/15/09	269,311
250,000	Suntrust Capital VIII (Banking) (a)	6.10	12/15/36	228,939
170,000	TCI Communications, Inc. (Media Cable)	7.88	8/1/13	186,281
10,000	TCI Communications, Inc. (Media Cable)	7.88	2/15/26	11,147
150,000	Time Warner Entertainment (Media Cable) (b)	8.38	3/15/23	172,191
115,000	Time Warner, Inc. (Entertainment) (b)	7.57	2/1/24	122,847
300,000	Time Warner, Inc. (Entertainment) (b)	6.63	5/15/29	291,283
600,000	Travelers Companies, Inc. (Property/Casualty Insurance) (b)	6.25	3/15/67	576,569
30,000	Turner Broadcasting Co. (Entertainment)	8.38	7/1/13	33,516
425,000	Verizon Virginia, Inc. (Wirelines)	4.63	3/15/13	398,491
400,000	Wachovia Capital Trust III (Banking)	5.80	3/15/42	398,257
85,000	Wellpoint, Inc. (Medical – HMO) (b)	5.95	12/15/34	78,741
155,000	Wellpoint, Inc. (Medical – HMO) (b)	5.85	1/15/36	141,436
480,000	Wells Fargo Co. (Banking)	4.20	1/15/10	467,844
750,000	Wells Fargo Co. (Banking)	4.63	8/9/10	733,401
210,000	Wells Fargo Co. (Banking) (b)	4.88	1/12/11	206,117

	Total Corporate Bonds (cost 37,434,378)			36,820,369

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — June 30, 2007

Principal Amount/ Shares		Rate %	Maturity Date	Value
	Asset Backed Securities — 3.68%
1,188,185	Capital Auto Receivables Asset Trust, Series 2005-1, Class A4	4.05	7/15/09	$1,182,444
2,000,000	Chase Manhattan Auto Owner Trust, Series 2006-A, Class A3	5.34	7/15/10	2,000,520
2,150,000	Honda Auto Receivables Owner Trust, Series 2006-1, Class A3	5.07	2/18/10	2,145,945
2,100,000	MBNA Credit Card Master Note Trust, Series 2006-A1, Class A1	4.90	7/15/11	2,087,848
460,000	MBNA Master Credit Card Trust, Series 1999-B, Class A	5.90	8/15/11	464,728
1,950,000	Wachovia Auto Owner Trust, Series 2006-A, Class A4	5.38	3/20/13	1,950,018

	Total Asset Backed Securities (cost 9,841,992)			9,831,503

	Foreign Bonds — 2.35%
875,000	Aid-Israel (Non U.S. Agency Bond Portfolio)	5.50	4/26/24	866,881
380,000	Aid-Israel (Non U.S. Agency Bond Portfolio)	5.50	9/18/33	379,285
25,000	Encana Holdings Financial Corp. (Independent Energy)	5.80	5/1/14	24,880
1,855,000	HBOS Treasury Services PLC (Banking)*	5.00	11/21/11	1,818,817
225,000	National Westminster Bank (Banking)	7.38	10/1/09	233,786
250,000	Nationwide Building Society (Banking)*	4.25	2/1/10	242,452
75,000	Resolution Funding Corp., Zero Coupon (Non U.S. Agency Bond Portfolio)	0.00	7/15/18	41,718
75,000	Resolution Funding Corp., Zero Coupon (Non U.S. Agency Bond Portfolio)	0.00	10/15/18	41,103
275,000	Scottish Power PLC (Electric)	4.91	3/15/10	271,013
324,060	Small Business Administration (Non U.S. Agency Bond Portfolio)	4.52	2/10/13	309,253
545,069	Small Business Administration (Non U.S. Agency Bond Portfolio)	4.50	2/1/14	520,194
225,000	Teck Cominco Ltd. (Metals)	6.13	10/1/35	208,051
325,000	Telecom Italia Capital (Wirelines)	5.25	10/1/15	302,206
25,000	Telecom Italia Capital (Wirelines)	6.00	9/30/34	22,523
225,000	Telefonica Emisiones S.A.U. (Wirelines)	6.42	6/20/16	228,139
200,000	Telefonica Emisiones S.A.U. (Wirelines)	7.05	6/20/36	207,115
150,000	Telefonica Europe BV (Wirelines)	7.75	9/15/10	159,012
290,000	Vodafone Group PLC (Wireless)	7.75	2/15/10	304,617
90,000	Vodafone Group PLC (Wireless)	5.00	9/15/15	83,654

	Total Foreign Bonds (cost 6,356,928)			6,264,699

	Short-Term Investments — 7.21%
62,664	Eurodollar Time Deposit	4.50	7/2/07	62,664
19,200,000	Fannie Mae Discount Note	0.00	7/2/07	19,197,360

	Total Short-Term Investments (cost 19,260,024)			19,260,024

	Securities Held as Collateral for Securities on Loan — 1.90%
5,080,576	State Street Navigator Securities Lending Prime Portfolio	5.29		5,080,576

	Total Securities Held as Collateral for Securities on Loan (cost 5,080,576)
	U.S. Treasury Notes — 0.71%
2,025,000	U.S. Treasury Notes (cost 1,865,215)	4.75	2/15/37	1,909,354

	Total Investments (cost $285,175,929) — 105.36%			281,375,278
	Liabilities in excess of other assets — (5.36)%			(14,325,323)

	Net Assets — 100.00%			$267,049,955

(a)	Variable rate security. The rate reflected in the Portfolio of Investments is the rate in effect on June 30, 2007. The maturity date represents the actual maturity date.

(b)	All or part of this security has been placed on loan as of June 30, 2007.

(c)	All or part of this security has been pledged as collateral for Futures contracts held by the Fund.

(d)	This security has been deemed illiquid.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (concluded) — June 30, 2007

*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may by resold in transactions exempt from registration, normally to qualified institutional buyers.

IO — Interest Only

PO — Principal Only

TBA — Security in subject to delayed delivery

Futures

Number of Contracts	Futures Contracts Long Positions	Market Value	Expiration	Unrealized Gain/(Loss)
33	Euro Bond.	$3,654,750	Sept.-07	$(56,507)
(60)	U.S. Treasury 2 Year Note	(12,225,000)	Sept.-07	(31,794)
(128)	U.S. Treasury 5 Year Note	(13,322,000)	Sept.-07	(22,300)
92	U.S. Treasury 10 Year Note	9,724,688	Sept.-07	11,468
221	U.S. Treasury 30 Year Note	23,812,750	Sept.-07	(10,778)

	Total Unrealized Loss			$(109,911)

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	Corporate Bonds — 83.46%
$415,000	Aleris International, Inc. (Metals/Mining ex Steel)*	9.00	12/15/14	$418,631
215,000	American Railcar Industries (Diversified Capital Goods) Callable Call 3/1/11 @ 103.75	7.50	3/1/14	213,925
15,000	American Real Estate (Gaming)	7.13	2/15/13	14,475
730,000	American Real Estate (Gaming)	7.13	2/15/13	704,450
235,000	Americredit Corp. (Cons/Comm/Lease Financing) Callable Call 7/1/11 @ 104.25*	8.50	7/1/15	236,763
895,000	Amkor Technologies, Inc. (Electronics)	9.25	6/1/16	921,850
325,000	Amkor Technologies, Inc. (Electronics) (a)	7.13	3/15/11	315,250
275,000	AMR Real Estate Finance (Gaming) Callable Call 6/1/08 @ 104.06*	8.13	6/1/12	276,031
1,030,000	Aquila, Inc. (Electric – Integrated)	14.88	7/1/12	1,313,250
155,000	Aramark Corp. (Support – Services) (b)*	8.86	2/1/15	157,325
1,065,000	Aramark Corp. (Support – Services)*	8.50	2/1/15	1,083,638
285,000	Asbury Automotive Group (Non Food & Drug Retailers)*	7.63	3/15/17	280,725
855,000	Autonation, Inc. (Non Food & Drug Retailers) (b)	7.36	4/15/13	852,863
635,000	Baldor Electic Co. (Capital Goods)	8.63	2/15/17	671,513
360,000	Ball Corp. (Packaging)	6.88	12/15/12	360,000
930,000	Boise Cascade LLC (Forestry/Paper) (a)	7.13	10/15/14	883,500
200,000	Bombardier, Inc. (Aerospace/Defense)*	6.30	5/1/14	190,000
575,000	Bombardier, Inc. (Aerospace/Defense)*	8.00	11/15/14	595,125
275,000	Bristow Group, Inc. (Transportation ex Air/Rail) Callable Call 9/15/12 @ 103.75 (a)*	7.50	9/15/17	275,688
360,000	Buffalo Thunder Development Authority (Gaming) Callable Call 12/15/10 @ 104.69*	9.38	12/15/14	360,000
115,000	Cablevision Systems Corp. (Media – Cable)	8.00	4/15/12	113,563
670,000	Cenveo Corp. (Printing & Publishing)	7.88	12/1/13	656,600
130,000	Charter Communications Opt LLC (Telecom – Integrated/Svcs)*	8.00	4/30/12	131,625
135,000	Charter Communications Opt LLC (Telecom – Integrated/Svcs)*	8.38	4/30/14	137,363
245,000	Cimarex Energy Company (Energy – Expl & Prod) Callable Call 5/1/12 @ 103.56	7.13	5/1/17	238,875
1,248,000	Citizens Communications (Telecom – Integrated/Svcs)	9.00	8/15/31	1,285,440
245,000	Clear Channel Communication (Media – Broadcast)	5.50	9/15/14	209,368
210,000	Clear Channel Communication (Media – Broadcast) (a)	5.50	12/15/16	173,032
2,850,000	Community Health Systems (Health Services)	6.50	12/15/12	2,974,598
4,365,000	Community Health Systems (Health Services) Callable Call 7/15/11 @ 104.44*	8.88	7/15/15	4,425,018
970,000	Compton Petroleum Finance Corp. (Energy – Expl & Prod) Callable Call 12/1/09 @ 103.81	7.63	12/1/13	957,875
355,000	Cott Beverages, Inc. (Beverage)	8.00	12/15/11	358,550
1,090,000	Crum & Forster Holding Corp. (P&C – Insurance) Callable Call 5/1/12 @ 103.88*	7.75	5/1/17	1,065,475
205,000	Delux Corp. (Printing & Publishing) Callable Call 6/1/11 @ 103.69*	7.38	6/1/15	203,975
1,380,000	DirecTV Holdings/Finance (Media – Cable)	8.38	3/15/13	1,443,825
495,000	Dynegy Holdings, Inc. (Electric – Generation)*	7.50	6/1/15	465,919
650,000	Dynegy Holdings, Inc. (Electric – Generation)*	7.75	6/1/19	604,500
850,000	Echostar DBS Corp. (Media – Cable)	5.75	10/1/08	847,875
2,150,000	Echostar DBS Corp. (Media – Cable)	7.13	2/1/16	2,101,624
970,000	Edison Mission Energy (Electric – Generation)*	7.00	5/15/17	914,225
465,000	Embarq Corp. (Telecom – Integrated/Svcs)	7.08	6/1/16	467,605
485,000	Enterprise Products Operation, Callable Call 1/15/18 @ 100.00 (b)	7.03	1/15/68	467,538
1,965,000	FMG Finance Property Ltd. (Metals/Mining ex Steel) (a)*	10.63	9/1/16	2,338,349
95,000	FMG Finance Property Ltd. (Metals/Mining ex Steel)*	10.00	9/1/13	105,925
1,375,000	Ford Motor Credit Co. (Auto Loans)	7.25	10/25/11	1,323,344
750,000	Ford Motor Credit Co. (Auto Loans)	8.11	1/13/12	748,097
1,120,000	Ford Motor Credit Co. (Auto Loans) (a)	7.00	10/1/13	1,037,676
915,000	Ford Motor Credit Co. (Auto Loans) (a)	8.00	12/15/16	876,431
1,005,000	Freeport-McMoran C & G (Metals/Mining ex Steel)	8.38	4/1/17	1,072,838

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	Corporate Bonds (continued)
$1,150,000	Freeport-McMoran C & G (Metals/Mining ex Steel) (a)	8.25	4/1/15	$1,213,250
355,000	Freeport-McMoran C & G (Metals/Mining ex Steel) (a)	8.56	4/1/15	371,863
2,240,000	Freescale Semiconductor (Electronics) (a)*	10.13	12/15/16	2,105,599
485,000	General Cable Corp. (Building Materials) (b)*	7.73	4/1/15	485,000
85,000	General Cable Corp. (Building Materials)*	7.13	4/1/17	84,150
1,985,000	General Motors (Auto Parts & Equipment) (a)	8.38	7/15/33	1,811,313
435,000	General Motors Acceptance Corp. (Auto Loans)	6.63	5/15/12	420,071
195,000	General Motors Acceptance Corp. (Auto Loans) (a)	6.75	12/1/14	186,743
1,755,000	General Motors Acceptance Corp. (Auto Loans) (a)	8.00	11/1/31	1,794,630
485,000	Glencore Nickel (Metals/Mining ex Steel) (c)(d)	0.00	12/1/14	0
560,000	Hanesbrands, Inc. (Apparel/Textiles) Callable Call 12/15/08 @ 102.00 (b)	8.78	12/15/14	568,400
515,000	Harrahs Operating Co., Inc. (Gaming)	5.38	12/15/13	436,463
250,000	Hawker Beechcraft Acquisition Co. (Aerospace/Defense)*	8.50	4/1/15	258,125
220,000	Hawker Beechcraft Acquisition Co. (Aerospace/Defense)*	8.88	4/1/15	226,600
1,610,000	HCA, Inc. (Health Services)*	9.25	11/15/16	1,714,650
1,770,000	HCA, Inc. (Health Services)*	9.63	11/15/16	1,902,749
1,850,000	Hercules, Inc. (Chemicals)	6.75	10/15/29	1,794,500
525,000	Hertz Corp. (Support – Services) (a)	10.50	1/1/16	580,125
50,000	Hertz Corp. (Support – Services) Callable Call 1/1/10 @ 104.44	8.88	1/1/14	52,125
1,055,000	Hexion US Finance/Nova Scotia (Chemicals)	9.75	11/15/14	1,091,925
1,000,000	Host Marriott LP, Series Q (Hotels)	6.75	6/1/16	980,000
750,000	Hun International Holdings (P&C – Insurance) Callable Call 6/15/11 @ 104.50*	9.00	12/15/14	735,000
3,510,000	IDEARC, Inc. (Printing & Publishing) Callable Call 11/15/11 @ 104.00	8.00	11/15/16	3,545,099
1,360,000	Intelsat Corp. (Telecom – Integrated/Svcs)	9.00	6/15/16	1,424,600
240,000	KB Home (Building & Construction)	5.75	2/1/14	211,200
315,000	KB Home (Building & Construction)	5.88	1/15/15	274,050
255,000	KB Home (Building & Construction) (a)	6.25	6/15/15	224,400
1,050,000	Leucadia National Corp. (Diversified Capital Goods)*	7.13	3/15/17	1,018,500
320,000	Level 3 Financing, Inc. (Telecom – Integrated/Svcs)	12.25	3/15/13	367,200
2,025,000	Level 3 Financing, Inc. (Telecom – Integrated/Svcs)*	8.75	2/15/17	2,002,218
150,000	Level 3 Financing, Inc. (Telecom – Integrated/Svcs) (a)*	9.15	2/15/15	150,000
750,000	Levi Strauss & Co., Callable Call 4/1/11 @ 104.44 (a)	8.88	4/1/16	768,750
785,000	LIN Television Corp., Series B (Media – Broadcast)	6.50	5/15/13	767,338
785,000	Lyondell Chemical Co. (Chemicals)	8.00	9/15/14	806,588
1,765,000	Lyondell Chemical Co. (Chemicals)	8.25	9/15/16	1,844,425
485,000	Mariner Energy, Inc. (Energy – Expl & Prod) Callable Call 5/15/12 @ 104.00	8.00	5/15/17	481,363
380,000	Markwest Energy (Gas Distribution) Callable Call 7/15/11 @ 104.25	8.50	7/15/16	386,650
1,460,000	Mediacom Broadband LLC/CRP (Media – Cable) (a)	8.50	10/15/15	1,467,300
115,000	Mediacom Broadband LLC/CRP (Media – Cable)*	8.50	10/15/15	115,575
115,000	Mediacom LLC/Cap Corp. (Media – Cable)	9.50	1/15/13	117,588
190,000	Meritage Homes Corp. (Building & Construction) Callable Call 3/15/10 @ 103.13 (a)	6.25	3/15/15	169,100
1,900,000	MGM Mirage, Inc. (Gaming)	8.50	9/15/10	1,987,874
165,000	MGM Mirage, Inc. (Gaming)	6.63	7/15/15	149,944
600,000	Mirant Americas General, Inc. (Electric – Integrated)	8.30	5/1/11	619,500
178,906	Mirant Mid-Atlantic LLC, Series B (Electric – Integrated)	9.13	6/30/17	202,163
1,100,000	Mirant North America LLC (Electric – Integrated) Callable Call 12/31/09 @ 103.69	7.38	12/31/13	1,124,750
615,000	Morris Publishing Group (Printing & Publishing)	7.00	8/1/13	538,125
170,000	Mosaic Co. (Chemicals)*	7.38	12/1/14	171,700
250,000	Mosaic Co. (Chemicals)*	7.63	12/1/16	255,625
650,000	Mueller Water Products (Support – Services) Callable Call 6/1/12 @ 103.69*	7.38	6/1/17	644,547
350,000	Newfield Exploration Co. (Energy – Expl & Prod)	6.63	4/15/16	336,875

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	Corporate Bonds (continued)
$355,000	Noranda Aluminium Acquisition (Metals/Mining ex Steel) Callable Call 5/15/08 @ 102.00 (a)*	9.36	5/15/15	$342,575
3,575,000	NRG Energy, Inc. (Electric – Generation)	7.38	2/1/16	3,583,937
140,000	NRG Energy, Inc. (Electric – Generation)	7.38	1/15/17	140,525
1,100,000	NSG Holdings LLC/NSG Holding (Electric – Generation)*	7.75	12/15/25	1,111,000
2,150,000	NTL Cable PLC (Media – Cable)	8.75	4/15/14	2,214,499
1,095,000	Omega Health Care Investors (Health Services)	7.00	1/15/16	1,089,525
90,000	Omega Health Care Investors (Health Services) Callable Call 4/1/09 @ 103.50	7.00	4/1/14	89,550
1,205,000	Owens-Brockway Glass Container, Inc. (Packaging)	8.25	5/15/13	1,247,175
830,000	Petrohawk Energy Corp. (Energy – Expl & Prod)	9.13	7/15/13	877,725
60,000	Pokagon Gaming Authority (Gaming) Callable Call 6/15/10 @ 105.19*	10.38	6/15/14	66,150
3,505,000	Qwest Communications International (Telecom – Integrated/Svcs)	7.25	2/15/11	3,531,287
1,775,000	R.H. Donnelley Corp. (Printing & Publishing)	6.88	1/15/13	1,681,813
265,000	R.H. Donnelley Corp. (Printing & Publishing)	6.88	1/15/13	251,088
1,700,000	R.H. Donnelley Corp. (Printing & Publishing)	8.88	1/15/16	1,768,000
220,000	Reliant Energy, Inc.(Electric – Generation) Callable Call 12/15/09 @ 103.38	6.75	12/15/14	224,400
705,000	Rite Aid Corp. (Food & Drug Retailers) Callable Call 1/15/10 @ 103.75	7.50	1/15/15	696,188
200,000	Sabine Pass LNG LP (Gas Distribution)*	7.25	11/30/13	198,500
1,575,000	Sabine Pass LNG LP (Gas Distribution)*	7.50	11/30/16	1,567,125
515,000	Seitel, Inc. (Investments & Misc Finl Svcs)*	9.75	2/15/14	509,850
175,000	Seminole Hard Rock Enterprise (Gaming) (a)*	7.86	3/15/14	176,313
135,000	Seneca Gaming Corp. (Gaming) Callable Call 5/1/08 @ 103.63	7.25	5/1/12	136,856
480,000	Shingle Springs Tribal (Gaming) Callable Call 6/15/11 @ 104.69*	9.38	6/15/15	484,200
215,000	SLM Corp. (Cons/Comm/Lease Financing)	5.45	4/25/11	199,075
460,000	SLM Corp. (Cons/Comm/Lease Financing)	5.13	8/27/12	407,192
420,000	SLM Corp. (Cons/Comm/Lease Financing) (a)	5.40	10/25/11	384,680
880,000	Smithfield Foods, Inc. (Food Wholesale) (a)	7.75	7/1/17	880,000
225,000	Snoqualmie Enterprise Authority (Gaming) (b)*	9.15	2/1/14	227,250
105,000	Snoqualmie Enterprise Authority (Gaming)*	9.13	2/1/15	107,625
310,000	Spansion LLC (Electronics) Callable Call 6/1/08 @ 102.00 (b)*	8.49	6/1/13	309,613
55,000	Standard Pacific Corp. (Building & Construction)	7.00	8/15/15	48,400
285,000	Standard Pacific Corp. (Building & Construction) (a)	6.25	4/1/14	250,800
340,000	Stater Brothers Holdings (Food & Drug Retailers) Callable Call 4/15/11 @ 103.88*	7.75	4/15/15	340,850
290,000	Swift Energy Co. (Energy – Expl & Prod) Callable Call 6/1/12 @ 103.56	7.13	6/1/17	276,225
2,585,000	Telecordia Technologies (Telecom – Integrated/Svcs) Callable Call 7/15/08 @ 102.00 (b)*	9.11	7/15/12	2,546,224
385,000	TL Acquisitions, Inc. (Printing & Publishing) Callable Call 7/15/11 @ 105.25*	10.50	1/15/15	380,087
100,000	Transdigm, Inc. (Aerospace/Defense)	7.75	7/15/14	101,000
240,000	Transdigm, Inc. (Aerospace/Defense)*	7.75	7/15/14	242,400
1,750,000	Triad Hospitals, Inc. (Health Services)	7.00	11/15/13	1,839,598
105,000	United Refining Co. (Oil Refining & Marketing) Callable Call 8/15/08 @ 105.25	10.50	8/15/12	108,675
230,000	United Refining Co. (Oil Refining & Marketing) Callable Call 8/15/08 @ 105.25*	10.50	8/15/12	238,050
1,560,000	United Rentals North America, Inc. (Support – Services)	6.50	2/15/12	1,532,700
940,000	United Rentals North America, Inc. (Support – Services)	7.75	11/15/13	941,175
120,000	Universal Hospital Services (Health Services) Callable Call 6/1/09 @ 102.00*	8.76	6/1/15	120,000
490,000	Universal Hospital Services (Health Services) Callable Call 6/1/11 @ 104.25*	8.50	6/1/15	485,100
690,000	US Concrete, Inc. (Building Materials) (a)	8.38	4/1/14	688,275
1,170,000	Valassis Communication (Printing & Publishing) (a)	8.25	3/1/15	1,140,750
768,000	Verso Paper Holdings LLC (Forestry/Paper) Callable Call 8/1/10 @ 104.56	9.13	8/1/14	792,960
1,715,000	Williams Partners LP/WIL (Gas Distribution)	7.25	2/1/17	1,723,575
1,510,000	Windstream Corp. (Telecom – Integrated/Svcs)	8.63	8/1/16	1,596,825
1,075,000	Windstream Corp. (Telecom – Integrated/Svcs) Callable Call 3/15/12 @ 103.50	7.00	3/15/19	1,026,625

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (concluded) — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	Corporate Bonds (continued)
$725,000	WMG Acquisition Corp. (Media – Services)	7.38	4/15/14	$674,250
1,080,000	Wynn Las Vegas (Gaming) Callable Call 12/1/09 @ 103.31	6.63	12/1/14	1,040,850

	Total Corporate Bonds (cost $123,008,848)			121,497,568

	Foreign Bond — 9.92%
305,000	Abitibi-Consolidated, Inc. (Forestry/Paper)	6.95	4/1/08	301,950
85,000	Abitibi-Consolidated, Inc. (Forestry/Paper)	8.85	8/1/30	71,400
405,000	Abitibi-Consolidated, Inc. (Forestry/Paper) (a)	8.55	8/1/10	386,775
200,000	Abitibi-Consolidated, Inc. (Forestry/Paper) (a)	8.38	4/1/15	175,000
780,000	Bowater Canada Finance (Forestry/Paper)	7.95	11/15/11	734,175
745,000	CHC Helicopter Corp. (Transportation ex Air/Rail)	7.38	5/1/14	709,613
895,000	CIE General DE Geophysique (Oil Equipment)	7.50	5/15/15	895,000
165,000	CIE General DE Geophysique (Oil Equipment)	7.75	5/15/17	167,063
790,000	Flextronics International Ltd. (Electronics)	6.50	5/15/13	744,575
2,175,000	Ineos Group Holdings PLC (Chemicals) (a)*	8.50	2/15/16	2,126,062
785,000	Kabel Deutschland Gmbh (Media – Cable)	10.63	7/1/14	859,575
1,100,000	Nordic Telephone Co. Holdings (Telecom – Integrated/Svcs)*	8.88	5/1/16	1,166,000
1,000,000	NXP BV/NXP Funding LLC (Electronics) Callable Call 10/15/11 @ 104.75 (a)	9.50	10/15/15	985,000
1,935,000	OPTI Canada, Inc. (Energy – Expl & Prod)*	8.25	12/15/14	1,964,025
1,450,000	OPTI Canada, Inc. (Energy – Expl & Prod) Callable Call 12/15/10 @ 104.13*	7.88	12/15/14	1,450,000
1,500,000	Quebecor Media (Media – Diversified)	7.75	3/15/16	1,522,500
185,000	Quebecor World Cap Corp. (Printing & Publishing)*	8.75	3/15/16	182,225

	Total Foreign Bond (cost $14,682,438)			14,440,938

	Short Term Investments — 6.28%
9,136,092	Eurodollar Time Deposit	4.50	7/2/07	9,136,092

	Total Short Term Investments (cost $9,136,092)			9,136,092

Shares
	Common/Preferred Stocks and Rights — 0.79%
	Media — 0.79%
318,275	Paxson Communications Corp. (c)(d)			0
285,971	Paxson Communications Corp. (c)(d)			0
12,304	Time Warner Cable, Inc., Class A (d)			481,948
	Adelphia restructure Rights to Time Warner Cable Inc., Class A Stock (e)			672,000

	Total Common/Preferred Stocks (cost $774,677)			1,153,948

	Securities Held as Collateral for Securities on Loan — 14.74%
21,459,932	State Street Navigator Securities Lending Prime Portfolio	5.29		21,459,932

	Total Securities Held as Collateral for Securities on Loan (cost $21,459,932)			21,459,932

	Total Investments (cost $169,061,987) — 115.19%			167,688,478
	Liabilities in excess of other assets — (15.19)%			(22,112,434)

	Net Assets — 100.00%			$145,576,044

(a)	All or part of this security has been placed on loan as of June 30, 2007.

(b)	Variable rate security. The rate reflected in the Portfolio of Investments is the rate in effect on June 30, 2007. The maturity date represents the actual maturity date.

(c)	Escrow Security due to bankruptcy.

(d)	Represents non-income producing security.

(e)	As part of the corporate restructure of Adelphia, holders of Adelphia bonds received the right to receive shares of Time Warner, Inc., Class A Stock.

*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may by resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Short-Term Municipal Bond Portfolio

Portfolio of Investments — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds — 95.42%
	Arizona — 6.98%
$1,000,000	Arizona State Transportation Board Highway Revenue, Prerefunded 7/1/09 @ 100	5.75	7/1/19	$1,036,620
1,000,000	Arizona State University Revenue (FSA)	5.25	7/1/10	1,037,450

				2,074,070

	Florida — 7.05%
1,250,000	Florida Hurricane Catastrophe Fund Finance Corporation Revenue, Series A	5.00	7/1/12	1,302,000
735,000	Lakeland Florida Light & Water Revenue, Series C (FSA)	6.05	10/1/11	791,970

				2,093,970

	Hawaii — 3.39%
1,000,000	Honolulu Hawaii City & County, Series A (MBIA)	5.00	3/1/08	1,007,780

	Illinois — 14.63%
1,000,000	Chicago Illinois Park District, Series C, Prerefunded 7/1/11 @ 100 (FGIC)	5.50	1/1/21	1,055,550
1,200,000	Cook County Illinois High School District No. 201 J Sterling Morton Township (FGIC)	0.00	12/1/07	1,181,640
1,000,000	Du Page & Will Counties Illinois Community School District No. 204, GO	5.25	12/30/12	1,046,680
1,000,000	Illinois State, Series A, GO, Callable 10/1/13 @ 100	5.25	10/1/14	1,059,290

				4,343,160

	Indiana — 3.50%
1,015,000	East Porter County School Building Corporation (MBIA)	5.00	1/15/10	1,041,126

	Iowa — 4.49%
1,300,000	Cedar Rapids Iowa, GO	5.25	6/1/12	1,333,566

	Kansas — 4.45%
500,000	Kansas State Department of Transportation Highway Revenue, Series B-2 (a)	3.94	9/1/20	500,000
810,000	Saline County Kansas Unified School District No. 305, Callable 9/1/08 @ 100 (FSA)	5.25	9/1/11	821,923

				1,321,923

	Kentucky — 5.26%
1,500,000	Kentucky State Property & Buildings Commission, Project No. 64 Revenue, Prerefunded 11/1/09 @ 100 (MBIA)	5.75	5/1/12	1,563,660

	Massachusetts — 3.94%
1,150,000	Massachusetts State, Series A	5.38	8/1/08	1,169,067

	Michigan — 4.04%
1,150,000	Hamilton Michigan Community School District (FSA)	5.00	5/1/12	1,200,428

	Nevada — 6.78%
2,000,000	Sparks Nevada Redevelopment Agency Tax Allocation Revenue (RADIAN)	5.15	1/15/08	2,014,360

	New Mexico — 1.68%
500,000	New Mexico State Supplementary Severence Tax, Series A, Prerefunded 7/1/07 @ 100 (MBIA)	5.00	7/1/09	500,000

	New York — 2.69%
800,000	New York City, Series B-2, GO (a)	3.90	8/15/18	800,000

	Oklahoma — 3.41%
1,000,000	Oklahoma Development Finance Authority Revenue, Prerefunded 5/1/08 @ 100	5.50	5/1/11	1,014,140

	Pennsylvania — 3.38%
1,000,000	Pennsylvania State (FGIC)	5.00	10/1/07	1,002,770

	Tennessee — 3.50%
1,000,000	Memphis Tennessee GO, Series C	5.00	11/1/11	1,039,680

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Short-Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2007

Principal Amount/ Shares		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Texas — 12.75%
$1,000,000	El Paso Texas Independent School District, GO, (PSF-GTD)	5.00	2/15/12	$1,015,880
750,000	Mesquite Texas Independent School District No. 1 (PSF-GTD)	5.25	8/15/09	761,528
845,000	Pearland Texas Independent School District, Prerefunded 2/15/08 @ 100 (PSF-GTD)	5.75	2/15/22	855,030
1,130,000	University of Texas University Revenue, Series B	5.00	8/15/09	1,155,142

				3,787,580

	Utah — 3.50%
1,000,000	Murray City Utah School District, Prerefunded 8/1/11 @ 100 (School Building Guaranty)	5.00	8/1/13	1,039,870

	Total Municipal Bonds (cost $28,490,519)			28,347,150

	Money Market — 0.65%
194,043	SSgA Tax Free Money Market (a)	3.20		194,043

	Total Money Market (cost $194,043)			194,043

	Total Investments (cost $28,684,562) — 96.07%			28,541,193
	Other assets in excess of liabilities — 3.93%			1,168,545

	Net Assets — 100.00%			$29,709,738

(a)	Variable rate security. The rate reflected in the Portfolio of Investments is the rate in effect on June 30, 2007. The maturity date represents the actual maturity date.

FGIC — Financial Guaranty Insurance Co.

FSA — Financial Security Assurance, Inc.

GO — General Obligation

MBIA — Municipal Bond Insurance Association

RADIAN — Radian Group, Inc.

PSF-GDT — Permanent School Fund Guaranteed

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds — 88.27%
	Alabama — 0.33%
$625,000	Alabama Housing Financial Authority, AMT	5.65	6/1/08	$634,056
565,000	Birmingham Alabama Special Care Facilities, Methodist Home for Aging (LOC)	5.00	3/1/14	573,119
120,000	Gadsden Alabama East Medical Clinic, Hospital Revenue, Baptist Hospital of Gadsden, ETM	6.90	7/1/07	120,000
40,000	Lauderdale County & Florence Alabama	7.00	7/1/07	40,000
500,000	Tuscaloosa Alabama Educational Building Authority Revenue (XLCA)	5.13	8/15/13	514,215

				1,881,390

	Alaska — 1.60%
400,000	Anchorage Alaska, Series A (FGIC)	4.80	4/1/13	404,696
5,735,000	Anchorage Alaska, Series F (FGIC)	4.13	9/1/22	5,500,266
3,445,000	Anchorage Alaska, Series F (FGIC)	4.13	9/1/23	3,286,186

				9,191,148

	American Samoa — 0.04%
220,000	Territory of American Samoa, GO (ACA)	6.00	9/1/07	220,673

	Arizona — 2.93%
2,000,000	Maricopa County Arizona Industrial Development Authority (GNMA)	6.00	10/20/31	2,132,619
2,510,000	Maricopa County Arizona Industrial Development Authority (GNMA)	6.05	10/20/36	2,627,166
310,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.00	7/1/07	310,000
320,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.00	7/1/08	318,845
100,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/09	100,282
345,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/10	345,956
365,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/11	365,792
380,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/12	380,502
395,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.75	7/1/13	400,131
250,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.00	7/1/14	256,970
335,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.00	7/1/15	344,548
460,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.13	7/1/16	477,273
430,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.13	7/1/17	445,824
250,000	Oro Valley Arizona Oracle Road Improvement District	5.00	1/1/13	252,988
515,000	Phoenix Health Facilities Authority Hospital, ETM	6.25	9/1/11	525,882
850,000	Pinal County Arizona Certificates Participation	3.50	12/1/08	839,664
145,000	Pinal County Arizona Certificates Participation	4.00	12/1/10	142,074
1,895,000	Pinal County Arizona Certificates Participation	5.00	12/1/14	1,961,268
2,420,000	Pinal County Arizona Certificates Participation	5.25	12/1/15	2,536,232
230,000	Pinal County Arizona Community College (AMBAC)	5.25	7/1/07	230,000
245,000	Pinal County Arizona Community College (AMBAC)	5.25	7/1/08	248,582
95,000	Pinal County Arizona Community College (AMBAC)	4.75	7/1/09	96,848
175,000	Pinal County Arizona Community College (AMBAC)	4.80	7/1/09	178,488
1,370,000	Pinal County Individual Development Authority Correctional Facilities, Florence West Prison, Series A	3.88	10/1/09	1,350,313

				16,868,247

	Arkansas — 1.39%
135,000	Arkansas State Development Finance Authority Revenue, Series A (FSA)	3.75	11/1/17	127,655
860,000	Arkansas State, Development Authority Economic Development Revenue, Series B (ADFA/ADED)	4.25	3/1/11	854,788
530,000	Arkansas State, Development Authority Economic Development Revenue, Series B (ADFA/ADED)	4.25	3/1/13	522,018
970,000	Cabot Arkansas Sales & Use Tax (XLCA)	4.30	12/1/31	974,724
630,000	Fayetteville Arkansas Sales & Use Tax, Capital Improvements, Series B (MBIA)	4.00	12/1/15	625,540

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Arkansas (continued)
$100,000	Jefferson County Arkansas Health Care, ETM	7.40	12/1/10	$106,910
500,000	North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health	4.00	12/1/11	496,795
1,025,000	North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health	4.00	12/1/16	982,647
500,000	Pine Bluff Arkansas Industrial Development Revenue	5.50	11/1/07	502,695
380,000	Springdale Arkansas Sales & Use Tax Revenue	4.00	7/1/16	379,130
3,840	Stuttgart Arkansas Public Facilities Board Refunding, Single Family Mortgage, Series B	7.75	9/1/11	3,860
1,645,000	Stuttgart Arkansas Sales & Use Tax Revenue	4.20	10/1/31	1,565,810
90,000	Union County Arkansas Residential Housing Facilities Board Revenue, ETM	7.88	10/1/10	96,705
505,000	Washington County Arkansas Hospital Revenue Reference Regular Medical Center, Series B	3.88	2/1/10	498,864
280,000	Washington County Arkansas Hospital Revenue Reference Regular Medical Center, Series B	5.00	2/1/11	286,698

				8,024,839

	California — 2.91%
80,000	ABAG Finance Authority for Non-Profit Corporations, Certificates of Participation, American Baptist Homes	5.50	10/1/07	80,127
500,000	ABAG Finance Authority for Non-Profit Corporations, Insured Certificates of Participation, Rhoda Haas Goldman Plaza	5.13	5/15/15	509,650
800,000	California Education Facilities Authority Revenue, University of San Diego (AMBAC)	4.75	10/1/15	814,072
4,400,000	California State, Department Water Resources, Central Valley Project	5.25	7/1/22	4,403,695
255,000	California State, GO	6.25	4/1/08	259,753
100,000	California State, GO	4.00	2/1/09	100,452
100,000	California State, GO	5.00	3/1/09	102,064
100,000	California State, GO	6.75	8/1/10	108,143
250,000	California State, GO	6.30	9/1/11	271,698
50,000	California State, Water Residential Development	5.10	3/1/10	50,058
1,000,000	California Statewide Communities Development Authority, Daughters of Charity, Series F	5.00	7/1/07	1,000,000
290,000	California Statewide Communities Development Authority, Health Care, Mountain Shadows, Series A (ACA)	4.35	7/1/12	284,737
1,105,000	California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	1,164,029
60,000	Colton California Redevelopment Agency, ETM	7.25	8/1/11	64,068
1,215,000	Contra Costa California Home Mortgage Finance Authority, ETM, Zero Coupon (MBIA) (a)	6.37	9/1/17	616,722
40,000	Contra Costa County California Multi-Family Housing Revenue, Bollinger Crests Apartments, Series C, AMT (FNMA)	4.85	5/1/11	40,346
5,000	Delta County California Home Mortgage Finance, AMT (GNMA/FNMA) (MBIA)	6.70	6/1/24	5,049
65,000	Emeryville California Redevelopment Agency	7.50	9/1/11	69,527
5,000	Fresno California Housing Authority, Multi-Family Housing Central Valley Coalition Projects, AMT (FNMA)	5.15	8/1/07	5,000
5,000	Fresno California Housing Authority, Multi-Family Housing Central Valley Coalition Projects, AMT (FNMA)	5.15	8/1/07	5,000
30,000	Fresno California Multi-Family Housing Revenue, Woodlands Apartments Projects (GNMA)	6.65	5/20/08	30,062
435,000	Los Angeles California Community Redevelopment, Angeles Plaza Project, Series A (FNMA)	7.40	6/15/10	442,295

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	California (continued)
$170,000	Los Angeles California Multi-Family Housing, Earthquake Rehabilitation Projects, AMT	5.85	12/1/27	$171,447
1,920,000	Manteca California Financing Authority Sewer Revenue, Series B	5.00	12/1/33	1,927,450
50,000	Modesto California Irrigation District Certificates of Participation (MBIA)	5.00	10/1/17	50,055
15,000	Montclair California Redevelopment Agency Residential Mortgage Revenue, ETM	7.75	10/1/11	16,204
120,000	Riverside County California Housing Authority Breezewood Apartments Project, Series B (MBIA)	5.00	6/1/19	121,292
25,000	Sacramento California Municipal Utilities District Electricity Revenue, White Rock Project, ETM	6.75	3/1/10	26,079
245,000	Sacramento California Municipal Utilities, ETM	6.13	6/1/11	256,613
80,000	San Bernardino California Redevelopment Agency, Single Family Residential Mortgage, ETM	7.13	1/1/11	85,094
2,600,000	Santa Ana California Financing Authority Revenue, South Harbor Boulevard, Series B	5.13	9/1/19	2,689,153
110,000	Turlock California Public Financing Authority	5.25	9/1/15	113,214
760,000	Victor California Elementary School District Certificates of Participation (MBIA)	6.45	5/1/18	876,462
5,000	Villa View Community Hospital Income, California Revenue	7.50	7/1/08	5,083

				16,764,693

	Colorado — 2.27%
80,000	Arvada Colorado Industrial Development Revenue, AMT (LOC)	5.60	12/1/12	80,446
120,000	Arvada Colorado Industrial Development Revenue, AMT (LOC)	5.80	12/1/17	120,836
310,000	Aurora Centretech Metro District Colorado, Mandatory Put 12/1/08 @ 100 (LOC)	4.88	12/1/28	313,323
10,000	Aurora Colorado Housing Authority	7.30	5/1/10	10,065
1,070,000	Colorado Educational & Cultural Facilities Authority Revenue	5.00	6/15/14	1,125,683
2,355,000	Colorado Educational & Cultural Facilities Authority Revenue	4.10	8/15/14	2,357,802
20,000	Colorado Housing Financial Authority	6.50	5/1/16	20,012
28,000	Colorado Housing Financial Authority	6.55	5/1/25	28,504
55,000	Colorado Housing Financial Authority (FHA)	5.70	10/1/21	55,061
115,000	Colorado Housing Financial Authority, AMT	6.40	11/1/24	117,631
30,000	Denver Colorado City & County Multi-Family Housing (FHA)	4.70	7/1/08	30,178
5,000	Denver Colorado City & County Multi-Family Housing, AMT (FHA)	5.10	11/1/07	5,007
750,000	E-470 Business Metropolitan District Colorado	5.13	12/1/17	763,793
3,515,000	EL Paso County Colorado Certificates of Participation, Judicial Complex Project, Series A (AMBAC)	4.00	12/1/19	3,336,718
2,655,000	EL Paso County Colorado Certificates of Participation, Judicial Complex Project, Series A (AMBAC)	4.00	12/1/20	2,513,011
135,000	Greeley Colorado Multi-Family Revenue Housing, Meeker Commons, AMT (GNMA)	5.40	9/20/10	136,269
1,750,000	Interlocken Metropolitan District Colorado, Series A	5.75	12/15/11	1,824,428
200,395	University of Colorado Registrants Participation Institutes	6.00	12/1/13	209,934

				13,048,701

	Connecticut — 0.51%
740,000	Connecticut State Health & Educational Facilities Authority Revenue, Griffin Hospital, Series B (RADIAN)	5.00	7/1/15	770,643
2,040,000	Connecticut State Health & Educational Facilities Authority Revenue, St. Francis Hospital & Medical Center (RADIAN)	5.50	7/1/17	2,159,708

				2,930,351

	Delaware — 0.49%
5,000	Delaware State Economic Development Authority Revenue, 1st Mortgage, Peninsula United, Series A	6.00	5/1/09	5,077

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Delaware (continued)
$1,160,000	Delaware State Economic Development Authority Revenue, Water Development, Wilmington, Series B	6.45	12/1/07	$1,171,181
820,000	Delaware State Health Facilities Authority Revenue, Beebe Medical Center, Series A	5.00	6/1/08	825,158
575,000	Delaware State Health Facilities Authority Revenue, Beebe Medical Center, Series A	5.25	6/1/09	583,292
100,000	Delaware State Health Facilities Authority Revenue, Nanticoke Hospital, Series A (RADIAN)	4.50	5/1/14	99,472
135,000	Sussex County Delaware Single Family Mortgage, ETM	7.50	3/1/10	142,671

				2,826,851

	District of Columbia — 1.58%
1,980,000	District Columbia Housing Finance Agency, Multi-Family Housing Revenue, Azeeze Bates Apartments Project (FHLMC)	4.80	11/1/36	1,924,006
100,000	District of Columbia Certificates Participation	5.25	1/1/09	102,007
140,000	District of Columbia Hospital Revenue, Series A, ETM	5.25	8/15/12	141,642
50,000	District of Columbia Housing Finance Agency (Asset GTY)	4.85	6/1/08	50,174
30,000	District of Columbia Housing Finance Agency, Mayfair Mansions Apartments, AMT (FHA)	5.00	2/1/08	29,990
910,000	District of Columbia Housing Finance Agency, Single Family Mortgage, Series A, AMT (FNMA/GNMA)	6.25	12/1/28	928,519
215,000	District of Columbia Revenue, American Association of Advancement of Science	5.25	1/1/16	220,566
250,000	District of Columbia Revenue, Georgetown University, Series A	6.00	4/1/18	258,890
220,000	District of Columbia, Series B (FSA)	5.50	6/1/14	228,109
5,040,000	District of Columbia, Series B, ETM (FSA)	5.50	6/1/14	5,229,555

				9,113,458

	Florida — 4.50%
2,290,000	Broward County Florida Educational Facilities Authority Revenue, Nova Southeastern, Series B	6.25	4/1/15	2,460,239
10,000	Dade County Florida Health Facilities Authority, Hospital Revenue, ETM	6.75	5/1/08	10,239
30,000	Dade County Florida Special Obligation, Miami Beach Convention Center Project, ETM	8.63	12/1/07	30,577
130,000	Daytona Beach Florida Water & Sewer, ETM	6.75	11/15/07	131,383
2,060,000	Daytona Beach Florida Water & Sewer, ETM (MBIA)	6.75	11/15/07	2,081,918
2,600,000	Escambia County Florida Housing Finance Authority, Single Family Mortgage Revenue (FHLMC/GNMA/FNMA)	4.63	10/1/28	2,559,596
155,000	Florida State Board of Regents University System (RADIAN)	5.88	5/1/16	162,282
1,695,000	Florida State Correctional Facilities Revenue, Custody Recipients	4.00	11/15/15	1,613,691
6,750,000	Highlands County, Florida, Health Facilities Authority, Revenue, Series A, Pre-Refunded 11/15/11 @ 101	6.00	11/15/31	7,319,227
675,000	Hillsborough County Florida Educational Facilities Authority Revenue, University of Tampa (RADIAN)	5.75	4/1/18	696,830
1,290,000	Jacksonville Florida Sales Tax Revenue, River City Renaissance Project (FGIC)	5.13	10/1/18	1,293,702
105,000	Jacksonville Florida, Health Facilities Authority Hospital Revenue, Charity Obligation Group, Series C	5.38	8/15/23	107,974
25,000	Key West Florida Utilities Board, Electricity Revenue (AMBAC)	9.75	10/1/13	29,309
65,000	Key West Florida Utilities Board, Electricity Revenue, Series 1980 D, ETM	9.00	10/1/07	65,782
1,000,000	Lakeland Florida Electric & Water Revenue, ETM	5.75	10/1/19	1,050,520
95,000	Lee County Florida Justice Center Complex Income Improvement Revenue, Series A (MBIA)	11.13	1/1/11	107,996
45,000	Martin Memorial Hospital Association Income Stuart Florida Revenue, ETM	7.50	10/1/08	46,089
155,000	Miami Beach Florida Housing Authority Revenue, 1st Mortgage, Elderly Housing, Section 8	6.63	1/15/09	156,550

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Florida (continued)
$500,000	Miami-Dade County Florida Special Obligation, Zero Coupon (a)	0.00	10/1/35	$469,885
1,370,000	Okaloosa County Florida, Water and Sewer Revenue	4.50	7/1/25	1,335,353
145,000	Orange County Florida Health Facilities Authority Revenue, Mayflower Retirement Center, ETM	8.75	10/1/09	153,101
700,000	Orange County Florida Health Facilities Authority Revenue, Regional Healthcare System, Series D	5.75	10/1/13	732,340
750,000	Osceola County Florida Housing Financial Authority Multi-Family Revenue (FHLMC)	4.05	1/1/37	734,940
25,000	Palm Beach County Florida Health Facilities Revenue, ETM	9.50	8/1/13	29,009
235,000	Pasco County Florida Revenue, GO, ETM (MBIA)	6.38	8/1/08	237,987
1,000,000	Pinellas County Florida Health Facilities Authority Revenue	5.75	11/15/27	1,087,310
65,000	St. Johns County Florida Industrial Development Authority, Series A (MBIA)	5.50	3/1/17	66,288
20,000	Tampa Florida Allegany Health Systems, St. Marys, ETM	5.75	12/1/07	20,160
5,000	Tampa Florida Excise Tax, Revenue Bond, ETM	6.13	10/1/07	5,000
60,000	Tampa Florida Water & Sewer Revenue, ETM	6.60	4/1/08	60,766
40,000	Vero Beach Florida Electricity Revenue, ETM	6.50	12/1/07	40,439
1,000,000	Volusia County Florida Educational Facilities Authority Revenue	5.00	10/15/25	1,014,820

				25,911,302

	Georgia — 0.76%
350,000	Athens Georgia Water & Sewer Revenue, ETM	6.20	7/1/08	356,279
75,000	Atlanta Georgia New Public Housing Authority	5.00	5/1/08	75,768
5,000	Clayton County Georgia Housing Authority Multi-Family, AMT (FNMA)	5.75	1/1/13	5,072
155,000	Emanuel County Georgia, GO	5.15	8/1/10	156,153
70,000	Forsyth County Georgia Hospital Authority Revenue Anticipation Certificates, Georgia Baptist Health Care Systems Project, ETM	6.00	10/1/08	70,864
200,000	Savannah Georgia Economic Development Authority	6.20	10/1/09	204,660
200,000	Savannah Georgia Economic Development Authority	6.50	10/1/13	214,072
500,000	Savannah Georgia Economic Development Authority (ACA)	6.88	11/15/11	526,310
2,685,000	Savannah Georgia Hospital Authority Revenue, St. Joseph/Candler Health System	5.25	7/1/23	2,774,330

				4,383,508

	Hawaii — 0.16%
640,000	Hawaii State Housing & Community Development Corp., Multi-Family Housing Revenue, Sunset Villas (GNMA)	5.75	1/20/36	660,569
275,000	Hawaii State Housing Finance & Development, AMT (FNMA)	5.20	7/1/12	279,021

				939,590

	Idaho — 0.86%
105,000	Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.30	11/1/07	105,523
110,000	Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.40	11/1/08	110,594
110,000	Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.50	11/1/09	110,575
5,000	Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.60	11/1/10	5,025
5,000	Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.70	11/1/11	5,026
5,000	Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.80	11/1/12	5,028
110,000	Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	4.00	3/1/15	107,047
360,000	Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	4.00	3/1/16	347,778
100,000	Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	5.00	3/1/19	103,619

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Idaho (continued)
$100,000	Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	5.00	3/1/22	$103,040
40,000	Idaho Falls Idaho Electricity Revenue, ETM	6.75	4/1/09	41,256
1,650,000	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series B, Class III	4.60	7/1/28	1,560,701
1,600,000	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series G, Class III, AMT	4.60	7/1/28	1,513,408
10,000	Idaho Housing & Financial Assistance, Series Sub-B, AMT	5.65	7/1/09	10,098
15,000	Idaho Housing & Financial Assistance, Single Family Mortgage, AMT	5.25	7/1/11	15,059
30,000	Idaho Housing & Financial Assistance, Single Family Mortgage, AMT	5.10	7/1/12	30,217
775,000	Idaho Housing & Financial Assistance, Single Family Mortgage, Series E, Class III, AMT	5.30	1/1/22	782,766
5,000	Idaho Housing Agency, Single Family Mortgage, Series Sub-F, AMT	5.80	7/1/07	5,000

				4,961,760

	Illinois — 8.31%
385,000	Addison Illinois Single Family Mortgage Revenue, ETM	7.50	4/1/11	414,687
380,000	Bedford Park Illinois Water Revenue, AMT (ACA)	6.00	12/15/08	385,970
555,000	Bolingbrook Illinois Sales Tax Revenue, Zero Coupon (a)	6.48	1/1/15	548,568
535,000	Chicago Illinois City Colleges, Chicago Capital Improvement	6.00	1/1/11	565,607
3,000,000	Chicago Illinois Increment Allocation Revenue	7.46	2/15/26	3,182,460
40,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.25	6/1/08	40,230
40,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.35	6/1/09	40,605
40,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.45	6/1/10	40,630
55,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.50	6/1/11	56,373
55,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.55	6/1/12	56,826
475,000	Chicago Illinois, O’Hare International Airport Revenue, Second Lien Passenger Facility, Series D	5.50	1/1/17	500,061
500,000	Cicero Illinois Tax Increment, Series A (XLCA)	5.00	1/1/12	517,865
1,000,000	Cook County Illinois School District No. 99 Cicero (FGIC)	9.00	12/1/15	1,234,260
990,000	Cortland Illinois Special Tax Revenue, Shaeffer Systems Project	5.50	3/1/17	991,901
3,586,000	Gilberts Illinois Special Services Area No 9 Special Tax	4.40	3/1/25	3,428,645
10,000	Grant Hospital Chicago Illinois Revenue, ETM	6.40	7/1/07	10,000
2,455,000	Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.85	10/20/31	2,601,637
5,435,000	Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.95	10/20/41	5,758,708
105,000	Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.38	7/1/09	104,993
930,000	Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.60	7/1/19	942,574
5,000	Illinois Development Finance Authority Revenue, Section 8, Series A (FHA/MBIA)	5.20	7/1/08	5,000
380,000	Illinois Development Financial Authority Revenue, Community Rehabilitation Providers	5.70	7/1/12	384,264
380,000	Illinois Educational Facilities Authority Revenue, Art Institute of Chicago	4.25	3/1/34	375,645
2,125,000	Illinois Educational Facilities Authority Revenue, Zero Coupon (a)	6.15	7/1/14	1,356,770
250,000	Illinois Educational Facility Authority Revenue	4.60	10/1/08	250,530
1,250,000	Illinois Finance Authority Revenue, Metropolis Project	5.00	12/1/24	1,239,900
900,000	Illinois Health Facilities Authority Revenue, Covenant Retirement Communities, Series A (RADIAN)	4.60	12/1/12	909,405
6,500,000	Illinois Health Facilities Authority Revenue, Hospital Sisters Services Income, Series A	4.50	12/1/23	6,507,864
135,000	Illinois Health Facilities Authority Revenue, Michael Reese Hospital & Medical Center	6.75	12/1/08	138,055

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Illinois (continued)
$45,000	Illinois Health Facilities Authority Revenue, Midwest Group Ltd. (ACA)	5.38	11/15/08	$45,000
100,000	Illinois Health Facilities Authority Revenue, Rockford Health System (AMBAC)	5.13	8/15/15	101,111
645,000	Illinois Health Facilities Authority Revenue, Sinai Health System (FHA)	3.65	8/15/11	624,928
1,640,000	Lake County Illinois Community School District, Zero Coupon (FSA) (a)	5.43	12/1/17	1,033,200
90,000	Lake County Illinois Township, High School District No. 113, Highland Park, GO	8.10	12/1/12	107,243
180,000	Lake County Illinois, School District No. 109, Series B, GO	6.60	12/15/18	212,254
2,746,000	Lakemoor Village Illinois (RADIAN)	5.00	3/1/27	2,794,082
325,000	Madison & St. Clair Counties Illinois, School District No. 10 Collinsville, School Building (FGIC)	5.50	2/1/16	341,510
890,000	Maywood Illinois, GO (XLCA)	4.00	1/1/13	885,230
2,190,000	Palatine Illinois Tax Increment Revenue (AMBAC)	5.00	1/1/15	2,200,906
450,000	Rockford – Concord Commons Housing, Concord Commons Project (FHA)	6.15	11/1/22	456,728
1,425,000	Round Lake Beach Illinois Tax Increment Revenue	3.25	12/15/08	1,385,813
1,875,000	Round Lake Beach Illinois Tax Increment Revenue	4.65	12/15/13	1,841,194
350,000	Sauk Village Illinois, Tax Increment, Series A	5.35	12/1/13	365,656
1,440,000	Schaumburg Illinois Special Assessment	6.75	12/1/28	1,496,578
445,000	Silvas Illinois Mortgage Revenue (FHA)	5.20	8/1/17	465,065
290,000	Upper Illinois River Valley Development Authority, Solid Waste Disposal Revenue, AMT	5.90	2/1/14	291,386
605,000	Woodridge Illinois, Multi-Family Revenue, Hawthorn Ridge, Series A (GNMA)	5.65	12/20/32	621,002

				47,858,919

	Indiana — 1.96%
195,000	Avon Indiana Municipal Facilities Corp. (AMBAC)	5.00	8/1/09	196,732
1,170,000	Bartholomew County Indiana Building Corp. Revenue	4.38	7/15/18	1,148,402
1,440,000	Bartholomew County Indiana Building Corp. Revenue	4.50	7/15/20	1,417,666
550,000	Elkhart County Indiana, Corrections Complex Relief (FSA)	4.13	12/1/21	518,804
30,000	Indiana Health Facilities Financing Authority, Deaconess Hospital, Inc. (MBIA)	5.65	3/1/08	30,349
80,000	Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.85	2/15/08	80,182
80,000	Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.95	2/15/09	80,574
95,000	Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.25	2/15/08	95,380
110,000	Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.35	8/15/09	112,364
230,000	Indiana Health Facilities Financing Authority, Methodist Hospital Indiana, Series A, ETM	5.75	9/1/15	230,741
385,000	Indiana Health Facilities Funding Authority Hospital Revenue, Series A , Unrefunded (MBIA)	5.00	11/1/10	393,947
165,000	Indiana Health Facilities Funding Authority Hospital Revenue, Series A, Refunded (MBIA)	5.00	11/1/10	168,927
600,000	Indiana State Financial Authority Economic Development Revenue, National FFA Organization Project	4.85	1/1/27	573,750
40,000	Indianapolis Indiana Utilities Revenue, ETM	7.00	6/1/08	41,152
2,500,000	IPS Multi-School Building Corp. (FSA)	4.50	1/15/31	2,381,350
1,390,000	Jasper Indiana Hospital Authority, Hospital Facility Revenue, Memorial Hospital Center Project	5.50	11/1/17	1,469,188
20,000	Lawrence Indiana, Multi-Family Revenue, AMT	5.05	1/1/08	20,035
530,000	Lawrence Indiana, Multi-Family Revenue, Mandatory Put 1/1/08 @100, AMT (FNMA)	5.15	6/1/24	532,761
1,735,000	Ligonier Indiana Municipal Sewer Works Revenue, Series B	4.75	1/1/23	1,652,466
125,000	Mooresville Indiana School Building Corp., First Mortgage (FSA)	5.00	7/15/15	128,990

				11,273,760

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Iowa — 1.71%
$965,000	Coralville Iowa Urban Renewal Revenue, Series C	5.00	6/1/12	$986,413
1,115,000	Coralville Iowa Urban Renewal Revenue, Series C	5.00	6/1/14	1,141,080
500,000	Coralville Iowa Urban Renewal Revenue, Series C	5.00	6/1/17	510,555
3,900,000	Tobacco Settlement Authority, Tobacco Settlement Revenue, Series B	5.60	6/1/35	4,156,815
1,775,000	Xenia Rural Water Distribution, Iowa Water Revenue (CIFG)	4.25	12/1/19	1,719,975
1,400,000	Xenia Rural Water Distribution, Iowa Water Revenue (CIFG)	4.50	12/1/31	1,316,924

				9,831,762

	Kentucky — 0.99%
90,000	Kentucky State Turnpike Authority Resource Recovery	6.13	7/1/07	90,000
95,000	Kentucky State Turnpike Authority Resource Recovery	6.63	7/1/08	96,177
300,000	Lexington-Fayette Urban County Government Kentucky Revenue, Transylvania University Project	5.13	8/1/18	306,693
215,000	Louisville Kentucky Riverfront Corp., ETM	5.75	7/1/10	219,384
115,000	Louisville Kentucky Water Revenue	6.13	11/15/13	121,402
4,585,000	Marshall County Kentucky Public Property Corp. Revenue, Courthouse Facility Project	5.25	3/1/23	4,839,972

				5,673,628

	Louisiana — 3.67%
80,000	East Baton Rouge Parish Louisiana Hospital District No. 3, Woman’s Hospital Foundation, ETM	7.20	10/1/08	81,759
500,000	Houma-Terrebonne Public Financing Authority, Louisiana, Single Family Mortgage Revenue, ETM (FHA)	7.30	4/1/10	541,550
10,000	Iberia Home Mortgage Authority, Louisiana Single Family	7.38	1/1/11	10,021
160,000	Louisiana Housing Finance Agency Mortgage Revenue, AMT (GNMA)	6.45	9/1/27	165,122
395,000	Louisiana Housing Finance Agency Mortgage Revenue, AMT (GNMA)	6.50	9/1/38	408,355
1,085,000	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8-202, Project A (HUD) (FHA)	4.15	12/1/12	1,063,452
1,200,000	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8-202, Project A (HUD) (FHA)	4.25	12/1/14	1,180,500
320,000	Louisiana Local Government Environment Facilities, Community Development Authority Revenue, Jefferson Recreation & Cultural Project (AMBAC)	4.13	4/1/19	309,414
1,030,000	Louisiana Local Government Environmental Facilities Community Development Authority, Series A (AMBAC)	5.20	6/1/17	1,098,866
10,000,000	Louisiana Public Facilities Authority Revenue, Tulane University Project (MBIA) (a)*	4.29	2/15/36	9,999,201
235,000	Louisiana State Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, ETM	7.88	7/1/09	243,512
1,540,000	Louisiana State Military Department Custody Recipients	3.40	12/1/11	1,559,881
2,956,000	New Orleans Louisiana Home Mortgage Authority, ETM	6.25	1/15/11	3,132,089
1,235,000	Tensas Parish Louisiana Law Enforcement District, Certificates of Participation	7.00	9/1/18	1,296,095

				21,089,817

	Maine — 0.04%
175,000	Maine Finance Authority Revenue, AMT	5.20	7/1/18	178,061
60,000	Maine State Health Facilities Authority Revenue, Webber Hospital Association Project, ETM (AMBAC)	6.50	5/1/09	61,814

				239,875

	Maryland — 1.89%
55,000	Annapolis Maryland Economic Development Revenue	5.00	10/1/07	55,034
65,000	Annapolis Maryland Economic Development Revenue	5.00	10/1/08	65,228
105,000	Baltimore County Maryland Mortgage Revenue, Three Garden Village Project, Series A (FHLMC)	4.80	1/1/13	106,378

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Maryland (continued)
$750,000	Maryland State Health & Higher Educational Facility Authority Revenue, Greater Baltimore Medical Center	5.00	7/1/25	$756,465
1,000,000	Morgan State University Maryland Academic & Auxiliary Fees Revenue (MBIA)	6.05	7/1/15	1,091,240
10,000	Prince Georges County Maryland Housing Authority, Single Family Mortgage Revenue, Series A, AMT, SUB (FNMA/GNMA/FHLMC)	5.89	8/1/32	10,072
8,817,000	Tax Exempt Municipal Infrastructure Improvement Transit Maryland (LOC)*	3.80	5/1/08	8,766,566

				10,850,983

	Massachusetts — 2.14%
420,000	Boston Massachusetts Industrial Development Finance Authority, Northend Community, Series A (FHA)	6.45	8/1/37	441,063
110,000	Boston Massachusetts Revenue, Deutsches Altenheim, Inc., Series A (FHA)	5.95	10/1/18	117,306
335,000	Massachusetts State Development Finance Agency Revenue, Series A (GNMA)	6.70	10/20/21	385,468
3,755,000	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts General Hospital, Series F	6.25	7/1/12	3,936,479
530,000	Massachusetts State Housing Finance Agency (Asset GTY)	4.85	9/1/13	535,682
25,000	Massachusetts State Housing Finance Agency, Housing Revenue, Series A, AMT (MBIA)	6.13	12/1/11	25,270
50,000	Massachusetts State Industrial Finance Agency, AMT (GNMA)	5.40	8/20/12	50,624
1,670,000	Massachusetts State Industrial Finance Agency, AMT (GNMA)	6.45	8/20/39	1,781,756
545,000	Massachusetts State Industrial Finance Agency, Higher Education, Hampshire College Project	5.80	10/1/17	558,216
440,000	Massachusetts State Industrial Finance Agency, Revenue Bond, Retirement Facility, AMT (GNMA)	5.30	6/20/19	450,380
500,000	Massachusetts State Turnpike Authority, Metro Highway System Revenue, Series A	5.00	1/1/11	508,030
3,290,000	Massachusetts State, Series D, Prerefunded 8/1/12 @ 100 (MBIA)	5.38	8/1/22	3,494,177

				12,284,451

	Michigan — 1.48%
500,000	Detroit/Wayne County Michigan Stadium Authority	5.25	2/1/09	510,500
210,000	Grand Rapids Charter Township Michigan	5.20	7/1/14	213,087
285,000	Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/16	277,123
250,000	Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/18	239,748
760,000	Michigan Higher Education Facility Authority Revenue, Limited Obligation, Thomas M. Cooley Law School (LOC)	5.35	5/1/15	775,154
2,715,000	Michigan Municipal Board Authority Revenue, School Loan, Series A	5.25	12/1/11	2,845,156
220,000	Michigan State Hospital Finance Authority Revenue, St. John Hospital, Series A, ETM (MBIA-IBC)	6.00	5/15/13	225,991
115,000	Michigan State Hospital Financial Authority Revenue, Harper-Grace Hospitals	7.13	5/1/09	119,393
1,300,000	Michigan State Hospital Financial Authority Revenue, Mercy Mount Clemens, Series A (MBIA)	5.75	5/15/17	1,350,518
70,000	Michigan State Hospital Financial Authority Revenue, Mount Carmel Mercy Hospital Project	7.00	8/1/08	71,145
1,145,000	Michigan State Housing Development Authority, Series A, AMT (FNMA)	4.25	12/1/12	1,152,660
540,000	Michigan State Strategic Fund Limited Obligation Revenue, Dow Chemical Project, Series A	5.50	12/1/28	564,289
60,000	Michigan State Strategic Fund Limited Obligation Revenue, International Project, Series A, Prerefunded 8/1/07 @ 101	5.75	8/1/19	60,682
125,000	Saginaw Michigan Hospital Finance Authority	7.50	11/1/10	132,294

				8,537,740

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Minnesota — 0.22%
$100,000	Eden Prairie Minnesota, Multi-Family Housing Revenue, Rolling Hills Project (GNMA)	6.15	8/20/31	$107,252
85,000	Moorhead Minnesota Residential Mortgage Revenue, ETM	7.10	8/1/11	90,417
15,000	North Suburban Hospital District Minnanoka & Ramsey Counties, Hospital Revenue, Health Central, Inc., ETM	7.13	5/1/09	15,347
40,000	Rochester Minnesota Hospital Revenue	5.75	10/1/07	40,182
1,000,000	White Earth Band of Chippewa Indians, Revenue, Series A (ACA)	7.00	12/1/11	1,034,580

				1,287,778

	Mississippi — 0.43%
140,000	Corinth & Alcorn County Mississippi Hospital Revenue	5.00	10/1/08	140,557
85,000	Corinth & Alcorn County Mississippi Hospital Revenue	5.13	10/1/10	85,435
980,000	Corinth & Alcorn County Mississippi Hospital Revenue, Series A	5.50	10/1/21	993,319
700,000	Jackson Mississippi Housing Authority, AMT	5.30	4/1/19	707,700
505,000	Lincoln County Mississippi Hospital Revenue (Asset GTY)	5.50	4/1/18	519,635

				2,446,646

	Missouri — 1.03%
40,000	Bridgeton Missouri Industrial Development (GNMA)	5.25	12/20/19	41,653
545,000	Grandview Missouri Certificate Participation (FGIC)	5.25	1/1/18	574,703
790,000	Kansas City Missouri Industrial Development Authority, Multi-Family Housing Revenue, Walnut Grove Apartments, Section 8 Assisted, Series A, AMT	6.55	12/15/15	836,586
615,000	Missouri State Development Financing Board, Recreational Facilities, YMCA Greater St. Louis Project, Series A (LOC)	4.75	9/1/07	615,437
230,000	Missouri State Development Financing Board, Recreational Facilities, YMCA Greater St. Louis Project, Series A (LOC)	4.90	9/1/10	231,734
250,000	Missouri State Health & Educational Facilities Authority Revenue, Jefferson Memorial Hospital	4.13	8/15/12	247,100
100,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Central Institute for the Deaf	5.70	1/1/18	100,945
230,000	Olive Boulevard Transportation Development District Missouri, Transportation Sales Tax	4.50	10/1/22	224,043
200,000	Ozarks Public Building Corp. Missouri Leasehold Revenue, Ozarks Technical Community College Project	5.75	3/1/16	201,596
180,000	Pacific Missouri Industrial Development Revenue, AMT (LOC)	6.20	5/1/12	180,392
180,000	Pacific Missouri Industrial Development, Clayton Corp. Project, AMT (LOC)	6.45	5/1/17	180,472
65,000	Sikeston Missouri Electrical Revenue, ETM	6.25	6/1/08	66,442
360,000	St. Charles County Missouri Health Care, AMT	5.40	11/15/16	363,258
115,000	St. Louis Missouri School District	6.00	4/1/12	115,644
885,000	Taney County Missouri, Certificates of Participation (MBIA)	4.00	4/1/19	835,697
1,000,000	Taney County Missouri, Certificates of Participation (MBIA)	4.00	4/1/20	935,190
100,000	Taney County Missouri, Certificates of Participation (MBIA)	4.13	4/1/21	94,051
75,000	Taney County Missouri, Certificates of Participation (MBIA)	4.13	4/1/22	70,031

				5,914,974

	Montana — 0.43%
1,250,000	Montana Facilities Finance Authority Revenue, Benefits Health System (Assured GTY)	5.00	1/1/13	1,304,788
185,000	Montana State Board Investment Payroll Tax, Workers Compensation Project, ETM, (MBIA)	6.88	6/1/11	190,091
240,000	Montana State Board Investment, Refunded 1996 Payroll Tax, ETM	6.88	6/1/20	244,894
360,000	Montana State Board Investment, Refunded Balance 1996 Payroll Tax, ETM	6.88	6/1/20	367,340
375,000	Montana State Board Investment, Refunded Payroll Tax, ETM	6.88	6/1/20	382,646

				2,489,759

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Nebraska — 0.95%
$425,000	Clay County Nebraska Industrial Development Revenue, AMT	4.75	3/15/09	$425,999
390,000	Clay County Nebraska, AMT (LOC)	5.25	3/15/14	393,428
1,100,000	Douglas County Nebraska Hospital Authority, No. 002 Revenue (AMBAC)	4.75	12/15/12	1,115,675
40,000	Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)	5.00	12/1/11	40,060
50,000	Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)	5.20	12/1/13	50,095
475,000	Nebraska Educational Finance Authority Revenue, Dana College, Series D	5.45	3/15/30	470,687
765,000	Nebraska Educational Finance Authority Revenue, Dana College, Series D	5.55	3/15/35	757,457
1,030,000	Nebraska Educational Financial Authority Revenue, Series A	5.50	3/15/20	1,058,758
1,000,000	Nebraska Educational Financial Authority Revenue, Series A	5.50	3/15/25	1,022,450
125,000	Nebraska Investment Financial Authority, Multi-Family Housing, Tara Hills Village (FNMA)	4.88	1/1/08	125,091

				5,459,700

	Nevada — 0.11%
45,000	Nevada Housing Division, AMT (FNMA)	5.50	10/1/09	45,517
495,000	Nevada Housing Division, Multi-Unit Housing, Lake Vista Project, Series A, AMT (LOC)	5.20	10/1/18	507,815
5,000	Nevada Housing Division, Single Family Mortgage	5.45	4/1/10	4,996
10,000	Nevada Housing Division, Single Family Mortgage	4.95	4/1/12	9,919
5,000	Nevada Housing Division, Single Family Mortgage, AMT	6.35	10/1/07	5,001
35,000	Nevada Housing Division, Single Family Mortgage, Series C-1	5.60	4/1/17	35,213

				608,461

	New Hampshire — 0.50%
500,000	New Hampshire Health & Educational Facilities Authority Revenue, Portsmouth Academy	5.00	7/1/13	505,795
1,200,000	New Hampshire Higher Education & Health Facilities, Franklin Pierce College	5.13	10/1/13	1,220,592
45,000	New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)	4.90	10/1/08	45,320
495,000	New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)	5.00	10/1/09	502,925
55,000	New Hampshire Higher Education & Health Facilities, Rivier College	4.90	1/1/08	55,075
525,000	New Hampshire Higher Education & Health Facilities, Rivier College	5.55	1/1/18	536,230

				2,865,937

	New Jersey — 5.17%
70,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/08	70,782
75,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/09	76,651
80,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/10	82,570
80,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/11	83,274
85,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/12	89,174
90,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/13	95,077
90,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/14	95,659
95,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/15	101,448
100,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/16	107,194
105,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/17	112,803
105,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/18	112,952
110,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/19	118,495
115,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/20	124,209
120,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/21	129,898
125,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/22	135,556
130,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/23	141,184
135,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/24	146,946
140,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/25	152,697

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	New Jersey (continued)
$145,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/26	$158,631
150,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/27	164,579
160,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/28	176,038
170,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/29	187,026
175,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/30	192,731
185,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/31	203,924
30,000	Bergen County New Jersey Utilities Authority, ETM	6.40	12/15/09	30,946
465,000	Berkeley Twp New Jersey General Obligation	4.50	7/1/18	471,524
720,000	Berkeley Twp New Jersey General Obligation	4.50	7/1/19	727,963
719,000	Berkeley Twp New Jersey General Obligation	4.50	7/1/20	725,349
2,190,000	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee Revenue (AMBAC)	5.00	1/1/13	2,294,769
7,555,000	Casino Reinvestment Development Authority, New Jersey Revenue, Series A (MBIA)	5.00	6/1/16	7,973,319
200,000	Essex County New Jersey Utilities Authority (FSA)	4.80	4/1/14	202,448
50,000	Glouchester County New Jersey Improvement Authority, AMT (County GTY)	5.00	11/1/10	50,609
1,175,000	Jersey City New Jersey, Series C, GO (MBIA)	4.00	9/1/12	1,176,034
1,220,000	Jersey City New Jersey, Series C, GO (MBIA)	5.00	9/1/13	1,285,246
1,275,000	Jersey City New Jersey, Series C, GO (MBIA)	5.00	9/1/14	1,351,156
1,925,000	Middlesex County New Jersey Utilities Authority, Sewage Revenue, Series A	6.25	8/15/10	1,980,575
135,000	Moorestown Township New Jersey Fire District No. 1	4.00	10/1/10	135,115
5,500,000	New Jersey Economic Development Authority Revenue, First Mortgage, Far Hills Country Day School, Optional Put 3/1/12 @ 100	5.50	9/1/24	5,620,779
1,500,000	New Jersey Economic Development Authority Revenue, First Mortgage, Far Hills Country Day School	4.40	9/1/24	1,484,940
500,000	New Jersey Economic Development Authority Revenue, Series A	6.38	4/1/31	567,080
260,000	New Jersey Health Care Facilities Financing Authority Revenue, Jersey City Medical Center (AMBAC/FHA)	4.80	8/1/21	261,355
5,000	New Jersey State Turnpike Authority, Turnpike Revenue	5.88	1/1/08	5,051
170,000	New Jersey State Turnpike Authority, Turnpike Revenue, ETM	5.70	5/1/13	177,665
175,000	Passaic County New Jersey, GO	5.00	9/15/12	178,805

				29,760,226

	New Mexico — 0.25%
55,000	Albuquerque New Mexico Hospital Revenue	7.50	7/1/08	55,923
20,000	Albuquerque New Mexico Hospital Revenue, ETM	7.75	8/1/08	20,413
1,300,000	Bernalillo County New Mexico Gross Receipts Tax Revenue, (AMBAC)	4.00	6/15/14	1,291,408
20,000	New Mexico Mortgage Financing Authority (GNMA/FNMA)	5.50	7/1/17	20,400
40,000	New Mexico Mortgage Financing Authority (GNMA/FNMA)	5.60	7/1/28	40,800

				1,428,944

	New York — 6.36%
165,000	Albany County New York Industrial Development Agency, Albany College of Pharmacy, Series A	4.00	12/1/07	163,934
305,000	Albany County New York Industrial Development Agency, Albany College of Pharmacy, Series A	4.00	12/1/08	298,976
315,000	Albany County New York Industrial Development Agency, Albany College of Pharmacy, Series A	4.00	12/1/09	303,751
185,000	Albany County New York Industrial Development Agency, Albany College of Pharmacy, Series A	4.00	12/1/10	176,081
125,000	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.20	12/1/13	128,883

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	New York (continued)
$110,000	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.40	12/1/18	$113,682
335,000	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.50	12/1/28	343,951
125,000	Capital District Youth Center New York (LOC)	6.00	2/1/17	126,193
895,000	East Rochester New York Housing Authority Revenue, Gates Senior Housing Project, (GNMA)	6.13	4/20/43	972,149
900,000	East Rockaway New York Union Free School District General Obligation	4.50	7/1/18	918,684
1,200,000	East Rockaway New York Union Free School District General Obligation	4.50	7/1/19	1,220,424
760,000	East Rockaway New York Union Free School District General Obligation	4.50	7/1/20	768,406
765,000	East Rockaway New York Union Free School District General Obligation	4.50	7/1/21	771,755
500,000	Long Island Power Authority Electrical Systems Revenue, Series B	5.00	6/1/11	517,530
70,000	New York City Industrial Development Agency, College of Aeronautics Project	5.20	5/1/09	72,197
75,000	New York New York, Series B (AMBAC)	7.25	8/15/07	75,284
10,000	New York New York, Series B, ETM (AMBAC)	7.25	8/15/07	10,039
760,000	New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.25	5/15/11	792,809
2,285,000	New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.75	5/15/14	2,473,353
10,000,000	New York State Dormitory Authority Revenue	4.70	2/15/35	9,669,199
320,000	New York State Dormitory Authority Revenue, D’Youville College (Asset GTY)	4.38	7/1/08	321,677
745,000	New York State Dormitory Authority Revenue, Hunts Point Multi-Service Center	5.63	7/1/22	766,329
155,000	New York State Dormitory Authority Revenue, Lutheran Social Services (AMBAC/FHA)	5.13	2/1/18	158,474
150,000	New York State Dormitory Authority Revenue, Norwegian Christian Home & Health Center (MBIA/FHA)	4.90	8/1/21	150,000
3,670,000	New York State Dormitory Authority Revenue, Norwegian Christian Home & Health Center (MBIA/FHA)	6.10	8/1/41	4,017,365
600,000	New York State Dormitory Authority Revenue, Second Hospital	5.00	2/15/10	613,518
5,510,000	New York State Dormitory Authority Revenue, Second Hospital	5.75	2/15/15	5,946,997
1,670,000	New York State Dormitory Authority Revenue, Series C	7.50	7/1/10	1,754,352
65,000	New York State Dormitory Authority Revenues (MBIA-IBC)	5.70	8/15/09	66,389
585,000	New York State Housing Finance Agency Revenue, Multi-Family Housing, Northfield Apartment, Series A (SONYMA)	4.30	8/15/14	590,008
780,000	New York State Housing Financial Agency Revenue, St. Philips Housing, Series A (FNMA)	4.05	11/15/16	755,009
300,000	New York State Urban Development Corp. Revenue, Community Enhancement Facilities	5.13	4/1/12	309,573
160,000	New York, New York City Industrial Development Agency, Civic Facility Revenue, Bank Street College Project (RADIAN)	4.50	12/1/07	160,309
300,000	Oneida County New York Industrial Development Agency Revenue, Civic Facilities- Mohawk Valley, Series A (FSA)	5.00	1/1/13	304,452
245,000	Oneida County New York Industrial Development Agency Revenue, Civic Facilities- Mohawk Valley, Series A (FSA)	5.00	1/1/13	248,898
100,000	Onondaga County New York Industrial Development Agency, Civic Facilities Revenue, Lemoyne College, Series A	5.50	3/1/14	102,614
160,000	Schenectady New York Industrial Development Agency, Civic Facilities Revenue, Schaffer Heights (GNMA)	5.25	11/1/10	159,910
60,000	Triborough Bridge & Tunnel Authority	7.25	1/1/10	62,626
200,000	Triborough Bridge & Tunnel Authority New York Revenue, General Purposes, Series A (General Obligation of Authority)	5.20	1/1/20	201,604

				36,607,384

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	North Carolina — 0.49%
$15,000	Asheville North Carolina Housing Development Corp., First Lien Revenue, Section 8 Assisted, Asheville Gardens (HUD, Section 8)	10.50	5/1/11	$16,667
1,125,000	New Hanover County North Carolina Certificates of Participation, Series B (AMBAC)	5.00	9/1/16	1,203,356
1,180,000	North Carolina Medical Care Community Revenue, Health Care, Series A	4.65	10/1/14	1,184,968
165,000	North Carolina Medical Care Community Revenue, North Carolina Housing Foundation, Inc.	6.00	8/15/10	168,548
265,000	North Carolina Medical Care, Community Hospital Revenue Bond, ETM	7.63	10/1/08	271,654

				2,845,193

	North Dakota — 0.71%
1,250,000	Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.60	6/1/13	1,283,038
1,650,000	Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.55	6/1/16	1,693,213
95,000	North Dakota State Housing Finance Agency Revenue, Home Mortgage Finance, Series E, AMT	4.50	7/1/07	95,000
65,000	North Dakota State Housing Finance Agency Revenue, Home Mortgage Finance, Series E, AMT	4.55	1/1/08	64,881
110,000	North Dakota State Housing Finance Agency Revenue, Home Mortgage Finance, Series E, AMT	4.85	7/1/11	111,407
110,000	North Dakota State Housing Finance Agency Revenue, Home Mortgage Finance, Series E, AMT	4.95	1/1/12	111,440
60,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.55	1/1/08	59,820
160,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.55	7/1/08	159,952
65,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.65	1/1/09	65,036
190,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.85	7/1/11	190,663
180,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.95	1/1/12	180,628
75,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	5.00	1/1/13	75,088

				4,090,166

	Ohio — 1.45%
500,000	Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A	5.25	11/15/14	525,165
1,000,000	Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A (RADIAN)	5.00	11/15/12	1,029,290
250,000	Hancock County Ohio, Multi-Family Housing, Crystal Glen Apartments, AMT (LOC)	5.05	1/1/10	250,203
575,000	Knox County Ohio Hospital Facilities Revenue, Knox Community Hospital (Asset GTY)	5.00	6/1/12	590,560
170,000	Ohio Capital Corp. for Housing, Mortgage Revenue, Georgetown Village Ltd., Section 8 Assisted Project (FHA)	6.63	7/1/22	170,292
2,320,000	Ohio Housing Finance Agency Mortgage Revenue (GNMA/FNMA)	5.80	9/1/22	2,247,290
500,000	Ohio State Higher Education Facility Revenue, Mount Union College Project	5.25	10/1/21	525,355
780,000	Port of Greater Cincinnati Development Authority, Economic Development Revenue	5.00	10/1/25	793,221
30,000	Portage County Ohio Hospital Revenue, ETM	6.70	12/1/07	30,357
80,000	Sandusky County Ohio Health Care Facilities Revenue (FNMA)	5.15	7/1/09	80,000
210,000	Stark County Ohio Health Care Facility Review (GNMA)	5.30	7/20/18	216,298
230,000	Stark County Ohio Health Care Facility Review (GNMA)	5.35	7/20/23	236,035
655,000	Summit County Ohio Port Authority, Building Fund Progress Development Revenue, Twinsburg Township Project, Series D	5.13	5/15/25	659,605
1,000,000	University of Toledo Ohio, General Receipts Bonds, Series A (AMBAC)	4.50	6/1/30	963,930

				8,317,601

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Oklahoma — 0.15%
$520,000	Canadian County Oklahoma Home Financing Authority, Single Family Mortgage, Series A (GNMA)	6.70	9/1/32	$540,077
210,000	Grady County Oklahoma Industrial Authority, Lease Revenue, Correctional Facilities (MBIA)	5.38	11/1/09	212,990
30,000	Grand River Dam Authority Oklahoma Revenue	6.25	11/1/08	30,491
85,000	Oklahoma Housing Finance Agency, Multi-Family (FNMA)	5.10	12/1/07	85,047
15,000	Tulsa County Oklahoma Public Facilities Authority Capital Improvement Revenue	6.95	11/1/07	15,152

				883,757

	Oregon — 0.01%
70,000	Oregon State Health Housing, Educational & Cultural Facilities, Cedar West Housing Project, Series A, AMT (LOC)	4.65	1/2/08	70,000

	Pennsylvania — 12.21%
260,000	Allegheny County Pennsylvania Hospital Development Authority Revenue (MBIA)	5.00	11/1/23	264,186
125,000	Allegheny County Pennsylvania Hospital Development Authority Revenue, Pittsburgh Mercy Health System, ETM	5.50	8/15/10	126,500
40,000	Allegheny County Pennsylvania Hospital UPMC, ETM	6.75	7/1/10	41,483
110,000	Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series DD-2, AMT (GNMA)	4.95	5/1/09	110,659
1,605,000	Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series KK-2, AMT, SUB (GNMA)	5.75	5/1/33	1,619,588
25,000	Allegheny County Pennsylvania, Single Family Mortgage (GNMA)	5.20	5/1/17	25,365
455,000	Ambridge Pennsylvania Area School District (FSA)	4.50	11/1/21	456,383
185,000	Beaver County Pennsylvania Industrial Development Authority (GNMA)	4.85	5/20/10	187,472
810,000	Berks County Pennsylvania Solid Waste Authority, County Guaranteed Revenue	3.20	4/1/11	778,888
50,000	Blair County Hospital Authority, ETM	6.90	7/1/08	50,687
750,000	Cambria County Pennsylvania, GO (FGIC)	5.50	8/15/16	770,243
1,420,000	Chester County Pennsylvania Health & Education Facilities Authority Revenue, Devereux Foundation	5.00	11/1/23	1,448,542
395,000	Chester County Pennsylvania Health & Education Facilities Authority Revenue, Devereux Foundation	5.00	11/1/24	402,343
105,000	Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.00	10/15/07	105,113
10,000	Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.10	10/15/08	10,012
70,000	Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.13	10/15/09	70,083
95,000	Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.30	10/15/11	95,127
1,300,000	Chester County Pennsylvania Industrial Development Authority Revenue, Collegium Charter School Project, Series A	4.00	4/15/13	1,233,635
1,420,000	Chester Pennsylvania Guaranteed Host Community Revenue, Series B	5.80	12/1/13	1,448,485
1,525,000	Chester Upland School District Pennsylvania	4.00	5/15/11	1,497,703
1,240,000	Chester Upland School District Pennsylvania	4.20	5/15/13	1,227,885
1,525,000	Chester Upland School District Pennsylvania	4.75	9/15/15	1,590,071
1,065,000	Chester Upland School District Pennsylvania	4.90	9/15/17	1,106,439
1,405,000	Chester Upland School District Pennsylvania	4.95	9/15/18	1,454,667
125,000	Claysburg Kimmel Pennsylvania School District	3.38	1/15/13	119,820
135,000	Claysburg Kimmel Pennsylvania School District	3.50	1/15/14	129,781
145,000	Claysburg Kimmel Pennsylvania School District	3.60	1/15/15	139,494
545,000	Claysburg Kimmel Pennsylvania School District	3.90	1/15/18	529,838

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Pennsylvania (continued)
$290,000	Claysburg Kimmel Pennsylvania School District	4.00	1/15/20	$285,502
60,000	Coatesville Pennsylvania Water Revenue, ETM	6.25	10/15/13	63,653
80,000	Delaware County Pennsylvania Authority College Revenue, Eastern College	4.95	10/1/08	81,128
50,000	Delaware County Pennsylvania Authority College Revenue, Eastern College, Series B	4.85	10/1/07	50,153
840,000	Delaware County Pennsylvania Authority College Revenue, Eastern College, Series B	5.50	10/1/19	848,190
75,000	Delaware County Pennsylvania Authority Health Care Revenue, Mercy Health Corp., Series A, ETM	5.13	11/15/12	75,407
1,050,000	Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.00	12/15/11	1,077,710
1,105,000	Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.00	12/15/12	1,137,841
1,155,000	Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.00	12/15/13	1,193,496
1,215,000	Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.00	12/15/14	1,258,485
200,000	Delaware County Pennsylvania Authority Revenue, Dunwoody Village Project	6.25	4/1/30	206,100
750,000	Delaware County Pennsylvania Authority, 1st Mortgage Revenue, White Horse Village Project, Series A, Prerefunded 7/1/10 @ 101	7.63	7/1/30	833,430
920,000	Delaware Valley Pennsylvania Regional Finance Authority, Local Government Revenue	5.50	7/1/12	976,295
8,000,000	Delaware Valley Pennsylvania Regional Finance Authority, Local Government Revenue, Series C (a)*	4.33	6/1/37	7,995,679
200,000	Erie Pennsylvania Higher Education Building Authority, College Revenue, Gannon University Project	5.20	7/15/16	200,850
10,000	Erie Pennsylvania Higher Education Building Authority, Mercyhurst College Project	5.75	3/15/12	10,024
110,000	Erie Pennsylvania Higher Education Building Authority, Mercyhurst College Project	5.85	3/15/17	110,265
350,000	Fayette County Pennsylvania Hospital Authority, Hospital Revenue	5.55	6/15/08	350,508
370,000	Fayette County Pennsylvania Hospital Authority, Hospital Revenue	5.65	6/15/09	374,255
1,000,000	Fayette County Pennsylvania Hospital Authority, Hospital Revenue	5.75	6/15/15	1,011,580
85,000	Greene County Pennsylvania Industrial Development Authority, Monongahela Power Co., Series B (MBIA)	5.10	2/1/12	86,420
50,000	Hazleton Pennsylvania Area School District, Series A (FGIC)	5.00	3/1/10	50,373
40,000	Hazleton Pennsylvania Area School District, Series A (FGIC)	5.00	3/1/11	40,293
500,000	Lancaster Pennsylvania Higher Education Authority, College Revenue, Franklin & Marshall College	5.00	4/15/23	516,830
375,000	Lancaster Pennsylvania School District (FSA)	4.25	6/1/27	345,499
250,000	Lancaster Pennsylvania School District, Series A (FSA)	4.13	6/1/21	233,355
315,000	Lancaster Pennsylvania School District, Series A (FSA)	4.20	6/1/23	292,862
800,000	Lehigh County Pennsylvania General Purpose Authority Revenues, Good Shepherd Group, Series A	4.00	11/1/09	796,280
340,000	McKeesport Pennsylvania Area School District	5.00	4/1/13	346,746
235,000	Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)	5.50	7/1/12	244,212
500,000	Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)	6.00	7/1/15	530,075
1,300,000	Montgomery County Pennsylvania Higher Education & Health Authority Revenue, Arcadia University (RADIAN)	5.00	4/1/21	1,336,985
1,800,000	Montgomery County Pennsylvania Industrial Development Authority Revenue, Series A (MBIA)	5.00	11/1/10	1,859,345
90,000	Northampton County Pennsylvania Higher Education Authority Revenue College, Moravian College	4.70	7/1/12	90,610
190,000	Pennsylvania Housing Finance Agency, Rental Housing, AMT, Zero Coupon (a)	5.25	4/1/30	178,418
540,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, AMT	4.60	10/1/08	541,123
150,000	Pennsylvania State Higher Education Facilities Authority, Health Services Revenue (MBIA)	5.40	11/15/07	150,558
50,000	Pennsylvania State Higher Education Facilities, Health Services, (MBIA)	5.88	11/15/21	50,876
250,000	Pennsylvania State Higher Educational Facilities Authority Revenue	5.00	7/1/15	264,673
680,000	Pennsylvania State Higher Educational Facilities Authority Revenue	5.25	11/1/18	710,410

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Pennsylvania (continued)
$1,100,000	Pennsylvania State Higher Educational Facilities Authority Revenue (RADIAN)	6.00	6/1/29	$1,163,140
800,000	Pennsylvania State Higher Educational Facilities Authority Revenue, Philadelphia University, Series A	5.00	6/1/15	805,536
310,000	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue	5.88	11/15/16	315,428
740,000	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue (MBIA)	5.60	11/15/09	757,827
2,000,000	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue (MBIA)	5.70	11/15/11	2,082,699
100,000	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue, Allegheny Delaware Valley Obligation Group	5.60	11/15/09	101,654
105,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	5.00	11/1/08	104,747
145,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.55	11/1/09	146,552
205,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.65	11/1/10	206,197
200,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.90	11/1/12	202,216
135,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	5.00	11/1/13	137,568
350,000	Pennsylvania State Higher Educational Facilities, Health Services (MBIA)	5.88	11/15/18	356,129
1,000,000	Pennsylvania State Higher Educational Facilities, St. Joseph’s University (RADIAN)	5.25	12/15/17	1,042,420
1,000,000	Pennsylvania State Higher Educational Facilities, St. Joseph’s University (RADIAN)	5.25	12/15/18	1,039,770
500,000	Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.50	3/15/13	516,750
375,000	Pennsylvania State Higher Educational Facilities, Widener University	3.45	7/15/10	359,393
3,095,000	Pennsylvania State University, Series A	4.50	8/15/28	2,992,431
1,455,000	Philadelphia Pennsylvania Airport Authority Revenue, AMT (FGIC)	5.38	6/15/12	1,498,751
60,000	Philadelphia Pennsylvania Authority for Industrial Development	5.00	8/15/09	59,949
15,000	Philadelphia Pennsylvania Authority for Industrial Development (FHA)	4.75	2/1/08	15,035
705,000	Philadelphia Pennsylvania Authority for Industrial Development, Arbor House, Inc. Project, Series E	6.10	7/1/33	746,517
100,000	Philadelphia Pennsylvania Authority for Industrial Development, Jeanes Physicians’ Office	9.38	7/1/10	101,443
620,000	Philadelphia Pennsylvania Authority for Industrial Development, Senior Living Revenue, Reider House Project, Series A	6.10	7/1/33	656,512
585,000	Philadelphia Pennsylvania Authority for Industrial Development, Senior Living Revenue, Saligman House Project, Series C	6.10	7/1/33	619,451
70,000	Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House Project	5.00	8/15/10	69,777
60,000	Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House Project	5.10	8/15/11	59,996
250,000	Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jefferson Health Systems, Series A	5.00	5/15/10	254,435
2,500,000	Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jefferson Health Systems, Series A (AMBAC)	5.13	5/15/18	2,544,824
800,000	Philadelphia Pennsylvania Hospitals & Higher Education Facilities, Health Systems, Series A (FHA)	5.38	1/1/28	814,608
950,000	Philadelphia Pennsylvania Municipal Authority Revenue, Series B (FSA)	5.25	11/15/15	1,008,938
900,000	Philadelphia Pennsylvania Parking Authority, Parking Revenue (AMBAC)	5.25	2/1/15	926,379
1,000,000	Philadelphia Pennsylvania Parking Authority, Parking Revenue (FSA)	5.63	9/1/14	1,044,270

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Pennsylvania (continued)
$140,000	Philadelphia Pennsylvania Redevelopment Authority Housing Revenue, Multi-Family (FHA)	5.45	2/1/23	$140,920
735,000	Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	751,898
840,000	Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	859,312
25,000	Pittsburgh Pennsylvania Urban Redevelopment Authority, Oliver Garage Project (FGIC)	5.20	6/1/11	25,394
35,000	Pittsburgh Pennsylvania Urban Redevelopment Authority, Series C, AMT (GNMA/FNMA)	5.95	10/1/29	35,611
350,000	Potter County Pennsylvania Hospital Authority Revenue, Charles Cole Memorial Hospital	5.95	8/1/16	354,036
50,000	Rose Tree Media Pennsylvania School District (FGIC)	4.40	2/15/11	50,269
250,000	Scranton-Lackawanna Pennsylvania Health & Welfare Authority Revenue	5.13	7/1/16	252,630
35,000	Suburban Lancaster Pennsylvania Sewer Authority Revenue, ETM	5.40	1/1/11	35,728
15,000	Unity Township Pennsylvania Municipal Authority Sewer Revenue, ETM	6.60	5/1/08	15,344
25,000	Wayne Pike Pennsylvania Joint School Authority School, ETM	6.00	12/1/07	25,153
190,000	Williamsport Pennsylvania Housing Authority, Multi-Family (FHA/MBIA)	5.25	1/1/15	192,730
500,000	York County Pennsylvania Industrial Development Authority Water Facilities Revenue, York Water County Project	3.60	5/15/09	493,695
280,000	York County Pennsylvania Industrial Development Authority, Water Facilities Revenue	3.75	6/1/10	274,929
100,000	York Pennsylvania Housing Corp., Mortgage Revenue, Series A	6.88	11/1/09	99,975
45,000	York Township Water & Sewer, ETM	6.00	8/1/13	47,136

				70,253,088

	Puerto Rico — 0.04%
245,000	University of Puerto Rico Revenues	5.50	6/1/12	245,350

	Rhode Island — 0.46%
105,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/16	110,654
105,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/17	110,971
110,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/18	115,676
120,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/19	125,922
125,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/20	130,423
130,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/21	134,965
555,000	Providence Rhode Island Redevelopment Agency, Certificates of Participation, Series A (RADIAN)	3.13	9/1/08	546,930
1,130,000	Rhode Island State Economic Development Corp. Revenue, Providence Place Mall (Asset GTY)	5.75	7/1/10	1,150,826
270,000	Rhode Island State Health & Educational Building Corp. Revenue, Capital Appreciation Higher Education, Project B, Zero Coupon (BIG) (a)	6.11	11/1/12	195,161

				2,621,528

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	South Carolina — 1.37%
$95,000	Charleston County South Carolina Residential Recovery Revenue, Foster Wheeler Charleston, AMT	5.10	1/1/08	$95,574
1,315,000	Columbia South Carolina Water & Sewer, ETM	7.75	1/1/11	1,407,168
615,000	South Carolina Jobs Economic Development Authority Revenue, AMT	5.05	6/1/08	619,895
42,000	South Carolina Jobs Economic Development Authority, Westminster Presbyterian	5.13	11/15/08	42,385
5,715,000	South Carolina State, Housing Finance & Development Authority, Multi-Family Revenue (FHLMC)	3.75	8/1/31	5,715,000

				7,880,022

	Tennessee — 0.76%
75,000	Greenville Tennessee Health & Educational Facilities	8.70	10/1/09	79,144
385,000	Johnson City Tennessee Health & Education, ETM	7.00	7/1/11	406,163
175,000	Metro Government Nashville & Davidson County Tennessee (Asset GTY)	5.50	5/1/23	179,995
60,000	Metro Government Nashville & Davidson County Tennessee, CI Homes, Inc. Project, Series A, Prerefunded 10/1/07 @ 105	9.00	10/1/22	63,680
1,745,000	Metro Government Nashville & Davidson County Tennessee, Health & Education Facilities Board (RADIAN)	5.10	8/1/16	1,759,781
1,100,000	Metro Government Nashville & Davidson County Tennessee, Water & Sewer Revenue (FGIC)	7.70	1/1/12	1,213,124
640,000	Tennessee State School Board Authority, Series B, ETM	5.00	5/1/09	649,158

				4,351,045

	Texas — 6.03%
935,000	Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Perkin Square Project, Series A-1, (GNMA)	6.55	12/20/34	1,025,957
385,000	Bexar County Texas Revenue Project (MBIA)	5.75	8/15/22	402,672
354,000	Blanket Texas Independent School District, Public Facility Corp. Lease Revenue	5.90	1/1/10	356,393
100,000	Brazoria County Texas Municipal Utilities District No. 6	7.00	9/1/09	106,002
190,000	Brenham Texas, Certificates of Obligation (FSA)	5.38	8/15/15	199,291
118,813	Capital Area Housing Finance Corp., AMT	6.50	11/1/19	119,585
4,240,000	Dallas Texas Independent School District, Prerefunded 2/15/12 @ 100 (PSF)	5.50	2/15/16	4,501,522
295,000	Dallas Texas, GO	5.13	2/15/12	300,163
475,000	Danbury Higher Education Authority Revenue, George Gervin Youth Center, Series A	5.25	2/15/10	480,277
5,000	Del Rio Texas, GO (Asset GTY)	7.50	4/1/08	5,128
55,000	Del Rio Texas, GO (Asset GTY)	7.50	4/1/09	56,481
5,000	Del Rio Texas, GO (Asset GTY)	6.50	4/1/10	5,099
5,000	Del Rio Texas, GO (Asset GTY)	5.55	4/1/11	5,064
5,000	Del Rio Texas, GO (Asset GTY)	5.65	4/1/13	5,068
5,000	Del Rio Texas, GO (Asset GTY)	5.75	4/1/16	5,072
65,000	Del Rio Texas, GO (Asset GTY)	5.75	4/1/17	65,930
15,000	Denison Texas Hospital Authority Hospital Revenue	7.13	7/1/08	15,224
600,000	Eagle Mountain & Saginaw Texas Independent School District, Series B (PSF)	4.30	8/15/24	565,200
130,000	Edgewood Texas Independent School District	4.90	8/15/08	131,494
130,000	Edgewood Texas Independent School District	5.00	8/15/09	131,634
140,000	Edgewood Texas Independent School District	5.00	8/15/10	141,760
160,000	Edgewood Texas Independent School District	5.25	8/15/13	162,442
75,000	Garland Texas, Certificates of Obligation	5.75	2/15/18	77,178
500,000	Greater Greenspoint Texas Redevelopment Authority Tax Increment Contract	5.25	9/1/10	515,635
250,000	Harlingen Texas Airport Improvement Revenue, AMT (AMBAC)	4.70	2/15/11	250,193
165,000	Harris County Texas Hospital District Mortgage Revenue, (MBIA)	7.40	2/15/10	172,988
315,000	Harris County Texas Housing Finance Corp., Multi-Family Housing Revenue, Copperwood Ranch Apartments, Series A, SUB, AMT (AMBAC)	4.85	12/1/12	322,718

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Texas (continued)
$120,000	Harris County Texas Municipal Utilities District No. 368	7.00	9/1/14	$130,565
299,000	Heart of Texas Housing Financial Corp., Waco Parkside Village, Multi-Family Housing, AMT (GNMA)	7.40	9/20/35	321,646
110,000	Houston Texas Apartment Systems Revenue, ETM	7.60	7/1/10	116,271
65,000	Houston Texas Sewer System Revenue	6.38	10/1/08	66,009
20,000	Kleberg County Texas Hospital Revenue, ETM	8.00	7/1/08	20,370
400,000	Lubbock Texas Health Facility Revenue	5.88	3/20/37	424,220
1,730,000	North Texas Health Facilities Development Corp., Hospital Revenue, United Regional Health Care Systems, Inc. Project (MBIA)	5.00	9/1/14	1,749,705
120,000	Northeast Hospital Authority Texas Revenue	8.00	7/1/08	122,281
7,374	Odessa Texas Housing Finance Corp. Single Family (FNMA)	8.45	11/1/11	7,429
35,000	Panhandle Texas Regulation Housing Finance, AMT (GNMA)	7.50	5/1/24	35,131
620,000	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.10	5/15/17	593,383
525,000	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.13	5/15/18	500,299
805,000	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.20	5/15/19	767,712
845,000	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.25	5/15/20	807,229
635,000	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/11	720,185
1,945,000	Retama Texas Development Corp., Special Facilities Revenue, ETM	10.00	12/15/17	2,649,575
2,345,000	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/18	3,017,780
40,000	Southeast Texas Hospital Finance, ETM	6.50	5/1/09	41,207
35,000	Tarrant County Texas Health Facilities Development Revenue, South Central Nursing Homes (FHA/MBIA)	6.00	1/1/37	36,680
900,000	Tarrant County Texas Housing Finance Corp. Multi-Family Revenue (FNMA)	3.75	2/15/27	900,000
300,000	Texas State Public Finance Authority Building Revenue, Department of Criminal Justice, Series A	5.25	2/1/11	302,277
250,000	Texas State Public Finance Authority Building Revenue, General Services, Series A (AMBAC)	5.50	2/1/12	254,665
500,000	Texas State Public Finance Authority, GO	5.25	10/1/09	504,875
500,000	Texas Water Development Board Revenue, Series B	5.75	7/15/12	520,955
1,895,000	Waxahachie, Texas (AMBAC)	4.00	8/1/18	1,801,027
1,970,000	Waxahachie, Texas (AMBAC)	4.00	8/1/19	1,862,693
2,050,000	Waxahachie, Texas (AMBAC)	4.10	8/1/20	1,936,757
2,025,000	Waxahachie, Texas (AMBAC)	4.13	8/1/21	1,896,513
585,000	Waxahachie, Texas (AMBAC)	4.20	8/1/22	549,391
580,000	Waxahachie, Texas (AMBAC)	4.25	8/1/23	545,832
1,240,000	Waxahachie, Texas (AMBAC)	4.25	8/1/24	1,168,006
200,000	Ysleta Texas Independent School District Public Facilities Corp. Lease Revenue	4.75	11/15/12	202,888

				34,699,726

	Utah — 1.24%
25,000	Provo City Utah Housing Authority, Multi-Family, Lookout Pointe Apartments (GNMA)	6.00	7/20/08	25,001
525,000	Salt Lake County Utah College Revenue, Westminster College Project	4.50	10/1/12	525,210
410,000	Salt Lake County Utah College Revenue, Westminster College Project	4.50	10/1/15	406,913
3,000,000	Utah County Environmental Improvement Revenue, Marathon Oil Project	5.05	11/1/17	3,098,699
800,000	Utah Housing Corp., Single Family Mortgage Revenue	4.63	7/1/27	761,384
1,385,000	Utah Housing Corp., Single Family Mortgage Revenue, AMT	5.25	7/1/25	1,408,447
740,000	Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, SUB, AMT	5.00	7/1/18	758,026
10,000	Utah State Housing Finance Agency, Single Family Mortgage	5.50	7/1/16	10,094
10,000	Utah State Housing Finance Agency, Single Family Mortgage, AMT	5.05	7/1/12	9,988
50,000	Utah State Housing Finance Agency, Single Family Mortgage, AMT	5.40	7/1/20	50,463

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Utah (continued)
$25,000	Utah State Housing Finance Agency, Single Family Mortgage, Series A2 Class II, AMT	5.40	7/1/16	$25,111
10,000	Utah State Housing Finance Agency, Single Family Mortgage, Series A2, Class III, AMT	5.20	7/1/11	10,032
20,000	Utah State Housing Finance Agency, Single Family Mortgage, Series B2, Class III, AMT	5.25	7/1/11	20,103
10,000	Utah State Housing Finance Agency, Single Family Mortgage, Series Sub-D2, AMT	5.25	7/1/12	10,153

				7,119,624

	Various States — 0.80%
4,689,191	MMA Financial CDD Senior Securitization Trust, Pass Through Certificates, Series A, Mandatory Put 11/1/08 @ 100 (Compass Bank)*	3.38	11/1/08	4,599,534

	Vermont — 0.05%
95,000	Vermont Educational & Health Buildings Financing Agency, Norwich University Project	5.00	7/1/07	95,000
175,000	Vermont Educational & Health Buildings Financing Agency, Norwich University Project	5.75	7/1/13	179,967

				274,967

	Virginia — 0.37%
1,040,000	Arlington County Virginia Industrial Development Authority, Multi-Family Revenue, Woodbury Park Project (FHLMC)	3.73	3/1/35	1,040,000
445,000	Chesterfield County Virginia Industrial Development Authority (LOC)	5.00	7/1/14	454,830
165,000	Chesterfield County Virginia Industrial Development Authority (LOC)	5.20	7/1/19	168,477
245,000	Newport News Virginia Industrial Development Authority (GNMA)	7.25	8/1/16	250,074
180,000	Richmond Virginia Metro Authority Expressway Revenue, ETM	7.00	10/15/13	195,188

				2,108,569

	Washington — 1.59%
250,000	Bellingham Washington Housing Authority Revenue, Cascade Meadows (MBIA)	4.88	11/1/15	252,295
1,775,000	King County Washington Housing Authority Revenue, Vashon Community Center, Series A, SUB (GNMA)	7.25	9/20/42	1,971,581
1,340,000	Seattle Washington New Public Housing Authority	4.88	8/1/08	1,356,107
1,615,000	Seattle Washington New Public Housing Authority	4.88	8/1/09	1,649,916
115,000	Spokane Washington Housing Authority Revenue, Valley 206 Apartments, Junior Lien A (Standby LOC)	5.75	4/1/28	115,094
245,000	Spokane Washington Housing Authority Revenue, Valley 206 Apartments, Senior Lien A	5.63	4/1/28	237,430
470,000	Spokane Washington Housing Authority, Cheney Care Center Revenue, Series A, (GNMA)	6.35	8/20/39	509,386
1,500,000	Washington State Health Care Facilities Authority Revenue, Multicare Health Systems	5.25	8/15/10	1,535,295
725,000	Washington State Health Facilities Authority Revenue, Grays Harbor Community Hospital (RADIAN)	5.85	7/1/12	749,839
135,000	Washington State Housing Revenue, Crista Ministries Project (LOC)	5.10	7/1/10	135,514
240,000	Washington State Housing Revenue, Presbyterian Ministries (ACA)	5.10	1/1/14	244,834
200,000	Washington State Housing Revenue, Presbyterian Ministries (ACA)	5.30	1/1/19	204,142
200,000	Washington State, Series A, GO	5.25	7/1/12	202,458

				9,163,891

	West Virginia — 0.90%
55,000	Beckley West Virginia Nursing Facility Revenue Refunding, Beckley Health Care Corp. Project (Standby LOC)	5.55	9/1/08	55,038

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2007

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	West Virginia (continued)
$55,000	Beckley West Virginia Nursing Facility Revenue Refunding, Beckley Health Care Corp. Project (Standby LOC)	5.70	9/1/09	$55,062
155,000	Harrison County West Virginia, County Community Special Obligation, Series A, ETM	6.25	5/15/10	162,043
405,000	Kanawha County West Virginia Building Community Revenue, Charleston Area Medical Center Project, ETM	6.60	12/1/08	413,622
150,000	Kanawha County West Virginia Single Family Mortgage Revenue, ETM	7.40	12/1/10	159,560
1,155,000	Parkersburg West Virginia Waterworks & Sewer Systems Revenue, Series C (FGIC)	4.00	9/1/17	1,133,205
1,410,000	Parkersburg West Virginia Waterworks & Sewer Systems Revenue, Series C (FGIC)	4.00	9/1/18	1,375,202
800,000	Parkersburg West Virginia Waterworks & Sewer Systems Revenue, Series C (FGIC)	4.10	9/1/20	779,304
1,000,000	Shepherd University Board of Governors, West Virginia Revenue, Residence Facilities Projects (MBIA)	5.00	6/1/25	1,034,260

				5,167,296

	Wisconsin — 1.67%
250,000	Beloit Wisconsin School District	5.00	10/1/12	250,620
100,000	Hortonville Wisconsin School District	4.90	4/1/11	100,817
1,500,000	LA Crosse Wisconsin, Series B	3.50	11/1/08	1,498,455
25,000	Oshkosh Wisconsin Hospital Facility Revenue, Mercy Medical Center, Prerefunded 7/1/07 @ 100	7.38	7/1/09	25,000
800,000	Plymouth Wisconsin School District (MBIA)	4.00	4/1/13	797,928
835,000	Plymouth Wisconsin School District (MBIA)	4.00	4/1/14	831,059
975,000	Plymouth Wisconsin School District (MBIA)	3.75	4/1/18	917,436
245,000	Shell Lake Wisconsin Nursing Home Revenue, Terraceview Living (GNMA)	5.30	9/20/18	245,167
95,000	Wisconsin Housing & Economic Development Authority, Series B, AMT	4.95	9/1/09	95,418
970,000	Wisconsin Housing & Economic Development Authority, Series C	4.60	11/1/11	990,913
3,000,000	Wisconsin State Health & Educational Facilities, Hudson Memorial Hospital, (FHA)	5.60	7/15/22	3,144,210
285,000	Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A (MBIA)	5.10	8/15/07	285,339
170,000	Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A (MBIA)	5.20	8/15/08	172,280
100,000	Wisconsin State Health & Educational Facilities, Viterbo College Income Project (LOC)	5.75	2/1/12	100,087
135,000	Wisconsin State Health & Educational Facilities. Viterbo College Income Project (LOC)	6.00	2/1/17	134,044

				9,588,773

	Total Municipal Bonds (cost $510,711,242)			507,857,385

	Taxable Municipal Bond — 5.34%
	Georgia — 0.23%
1,375,000	Fulton County Georgia Development Authority	5.75	3/1/14	1,349,370

	Illinois — 0.92%
5,250,000	Southwestern Illinois Development Authority, Solid Waste Disposal Revenue (RADIAN)	6.05	8/1/20	5,288,693

	Ohio — 1.68%
5,660,000	Cleveland-Cuyahoga County Ohio, Port Authority Lease Revenue, Avery Dennison Project B	5.00	10/15/15	5,290,910
1,500,000	Summit County Ohio Port Authority Revenue	5.40	11/15/10	1,480,710
3,000,000	Summit County Ohio Port Authority, Building Fund Program, Development Revenue	6.25	5/15/26	2,846,430

				9,618,050

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2007

Principal Amount/ Shares		Rate %	Maturity Date	Value
	Taxable Municipal Bond (continued)
	Oklahoma — 1.71%
$2,045,000	Sallisaw Oklahoma Municipal Authority Revenue (XLCA)	4.38	1/1/18	$1,897,167
520,000	Tulsa Oklahoma Industrial Authority Tax Apportionment, Series B	7.30	7/1/16	518,981
1,650,000	Tulsa Oklahoma Industrial Authority Tax Apportionment, Series B	7.35	1/1/17	1,643,318
5,830,000	Tulsa Oklahoma Industrial Authority Tax Apportionment, Series B	7.61	7/1/21	5,824,927

				9,884,393
	Virginia — 0.80%
4,740,000	Poplar Hill Virginia Community Development Authority Certificates Participation Adjustment, Series A*	5.50	9/1/34	4,626,193

	Total Taxable Municipal Bond (cost $31,754,417)			30,766,699

	Corporate Bonds — 3.23%
5,234,000	AFS Energy Savings Control*	6.35	3/1/25	5,006,322
2,492,000	Amerescosolutions Energy*	6.00	5/1/22	2,415,994
4,076,846	ASC Equipment (b)*	0.00	3/1/08	0
3,575,205	IIS/Syska Holdings Energy*	3.90	8/15/08	3,458,295
2,695,000	Kidspeace National Center of Georgia*	6.30	12/1/28	2,693,248
3,688,186	Landmark Leasing LLC, Series 2004, Class A*	6.20	10/1/22	3,515,321
1,500,000	Staunton Hotel LLC*	7.75	6/1/29	1,469,400

	Total Corporate Bonds (cost $23,224,126)			18,558,580

	Mortgage Related — 0.91%
5,526,288	General Services Administration	5.04	9/15/21	5,215,379

	Total Mortgage Related (cost $5,526,288)			5,215,379

	Money Market Mutual Funds — 0.85%
4,913,262	BlackRock Muni Fund (c)	3.56		4,913,262

	Total Money Market Mutual Funds (cost $4,913,262)			4,913,262

	Total Investments (cost $576,129,335) — 98.60%			567,311,305
	Other assets in excess of liabilities — 1.40%			8,061,710

	Net Assets — 100.00%			$575,373,015

(a)	Rate disclosed represents effective yield at purchase.

(b)	Issuer has defaulted on the payment of interest.

(c)	Variable rate security. The rate reflected is the rate in effect on June 30, 2007.

*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ACA — American Capital Access

ADFA/ADED — Arkansas Development Finance Authority

AMT — Alternative Minimum Tax

AMBAC — American Municipal Bond Assurance Corp.

BIG — Business Installations and Equipment Loan Guarantee

CIFG — CDC IXIS Financial Guaranty

ETM — Escrowed to Maturity

FHA — Federal Housing Administration

FGIC — Financial Guaranty Insurance Co.

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

FSA — Financial Security Assurance, Inc.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — June 30, 2007

GNMA — Government National Mortgage Association

GO — General Obligation

GTY — Guaranteed

HUD — Housing and Urban Development

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

MBIA-IBC — MBIA Insured Bond Certificate

PSF — Permanent School Fund

RADIAN — Radian Group, Inc.

SONYMA — State of New York Mortgage Agency

SUB — Subordinate Bond

UPMC — University of Pittsburgh Medical Center

XLCA — XL Capital Assurance, Inc.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Assets and Liabilities

June 30, 2007

	Value Equity Portfolio	Growth Equity Portfolio	Small Capitalization Equity Portfolio	International Equity Portfolio
ASSETS:
Investments, at value (cost $1,004,228,371, $1,373,239,803, $1,032,913,435, and $1,410,419,689, respectively)	$1,208,088,837	$1,699,117,122	$1,164,735,568	$1,929,290,784

Total Investments	1,208,088,837	1,699,117,122	1,164,735,568	1,929,290,784

Cash	—	532	10,845	—
Foreign currency, at value (cost $0; $0; $0; and $1,991,153 respectively)	—	—	—	2,002,186
Unrealized appreciation on forward exchange contracts	—	—	—	502,918
Receivable from investments sold	14,118,294	168,525	4,578,297	12,874,230
Dividends and interest receivable	1,233,807	1,337,972	664,917	1,682,404
Receivable for Fund shares sold	314,700	271,675	171,988	158,216
Foreign tax reclaim receivable	—	—	—	1,379,152
Prepaid expenses and other assets	68,687	86,835	52,380	253,487

Total Assets	1,223,824,325	1,700,982,661	1,170,213,995	1,948,143,377

LIABILITIES:
Payable for investments purchased	13,469,588	7,447,532	4,186,126	12,630,340
Unrealized depreciation on forward exchange contracts	—	—	—	28,331
Payable to custodian	743	—	—	—
Payable for Fund shares redeemed	112,007	159,163	17,230	161,786
Variation margin payable on future contracts	5,707	20,320	—	—
Payable for return of collateral received	49,785,520	39,676,466	471,429,896	—
Advisory fees payable	297,071	510,325	449,583	50,305
Consulting fees payable	49,076	73,162	28,578	79,552
Administrative services fees payable	56,737	66,929	54,076	79,771
Other accrued expenses	42,465	52,888	19,904	225,239

Total Liabilities	63,818,914	48,006,785	476,185,393	13,255,324

NET ASSETS	$1,160,005,411	$1,652,975,876	$694,028,602	$1,934,888,053

NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$63,539	$128,681	$43,841	$126,045
Additional paid-in capital	874,225,298	1,412,871,351	517,427,386	1,305,533,142
Undistributed (distributions in excess of) net investment income	613,783	836,155	1,044,709	(5,978,055)
Accumulated net realized loss from investments, futures and foreign currency transactions and translations	81,249,566	(86,778,119)	43,690,533	115,808,584
Net unrealized appreciation/(depreciation) on investments, futures and foreign currency transactions and translations	203,853,225	325,917,808	131,822,133	519,398,337

Net Assets	$1,160,005,411	$1,652,975,876	$694,028,602	$1,934,888,053

SHARE OF BENEFICIAL INTEREST:
Shares of beneficial interest outstanding	63,538,875	128,680,815	43,841,353	126,045,155

Net Asset Value, offering and redemption price per share	$18.26	$12.85	$15.83	$15.35

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Statements of Assets and Liabilities (continued)

June 30, 2007

	Fixed Income Portfolio	Fixed Income II Portfolio	Fixed Income Opportunity Portfolio	Short Term Municipal Bond Portfolio	Intermediate Term Municipal Bond Portfolio
ASSETS:
Investments, at value (cost $305,016,938, $285,175,929, $169,061,987, $28,684,562 and $576,129,335, respectively)	$301,635,986	$281,375,278	$167,688,478	$28,541,193	$567,311,305

Total Investments	301,635,986	281,375,278	167,688,478	28,541,193	567,311,305

Cash	285,257	—	—	26,250	—
Foreign currency, at value (cost $0, $2,535, $0, $0 and $0; respectively)	—	2,552	—	—	—
Receivable from investments sold	2,306,428	149,451,780	11,057,868	—	—
Dividends and interest receivable	1,927,471	1,227,820	2,379,976	435,129	7,348,644
Receivable for Fund shares sold	1,056,851	969,588	2,108	773,438	3,107,762
Variation margin receivable on future contracts	—	191,040	—	—	—
Prepaid expenses and other assets	28,211	26,776	19,981	15,294	42,009

Total Assets	307,240,204	433,244,834	181,148,411	29,791,304	577,809,720

LIABILITIES:
Dividends payable	1,050,626	1,081,625	—	76,542	2,004,020
Payable for investments purchased	10,741,045	159,952,527	13,753,145	—	—
Payable for Fund shares redeemed	—	7,607	2,203	—	268,813
Payable for return of collateral received	37,718,461	5,080,576	21,459,932	—	—
Advisory fees payable	36,020	45,826	340,135	2,626	94,377
Consulting fees payable	10,055	10,745	6,033	1,198	23,595
Administrative services fees payable	12,681	12,981	7,346	1,200	28,726
Other accrued expenses	1,464	2,992	3,573	—	17,174

Total Liabilities	49,570,352	166,194,879	35,572,367	81,566	2,436,705

NET ASSETS	$257,669,852	$267,049,955	$145,576,044	$29,709,738	$575,373,015

NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$26,421	$27,567	$19,217	$2,993	$58,862
Additional paid-in capital	265,499,503	276,911,077	174,106,577	29,921,329	585,227,174
Undistributed (distributions in excess of) net investment income	78,385	(139,076)	2,207,629	(6,683)	(93,059)
Accumulated net realized gain/(loss) from investments, futures and foreign currency transactions and translations	(4,553,505)	(5,839,051)	(29,383,870)	(64,532)	(1,001,932)
Net unrealized appreciation/(depreciation) on investments, futures and foreign currency transactions and translations	(3,380,952)	(3,910,562)	(1,373,509)	(143,369)	(8,818,030)

Net Assets	$257,669,852	$267,049,955	$145,576,044	$29,709,738	$575,373,015

SHARES OF BENEFICIAL INTEREST:
Shares of beneficial interest outstanding	26,420,739	27,567,017	19,216,991	2,992,892	58,861,966

Net Asset Value, offering and redemption price per share	$9.75	$9.69	$7.58	$9.93	$9.77

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Statements of Operations

For the Year Ended June 30, 2007

	Value Equity Portfolio	Growth Equity Portfolio	Small Capitalization Equity Portfolio	International Equity Portfolio
INVESTMENT INCOME:
Interest	$1,078,115	$799,836	$852,750	$1,989,653
Dividends (net of foreign withholding tax of $0, $0, $0, and $3,991,074, respectively)	24,272,650	16,955,266	6,129,160	40,624,384
Income from securities lending	91,657	204,861	681,041	—

Total Investment Income	25,442,422	17,959,963	7,662,951	42,614,037

EXPENSES:
Advisory fees	3,118,687	2,753,892	3,113,468	2,765,795
Consulting fees	514,670	732,919	314,739	845,190
Administrative services fees	560,645	785,480	363,554	907,033
Custodian fees	99,516	153,163	78,604	840,168
Professional fees	90,642	128,721	53,485	168,593
Registration and filing fees	17,896	17,921	14,271	17,628
Trustee fees	50,344	71,816	30,950	83,908
Other expenses	59,823	80,998	34,397	76,526

Total Expenses before expenses paid indirectly	4,512,223	4,724,910	4,003,468	5,704,841
Less: Expenses paid indirectly	(201,067)	(93,759)	(82,837)	(67,691)

Total Expenses	4,311,156	4,631,151	3,920,631	5,637,150

Net Investment Income	21,131,266	13,328,812	3,742,320	36,976,887

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investments	109,481,705	26,706,684	65,547,602	176,436,053
Net realized gain from foreign currency transactions	—	—	—	224,152
Net realized losses from futures transactions	746,287	2,433,263	—	—

Net realized gains/(losses) on investments, futures and foreign currency transactions	110,227,992	29,139,947	65,547,602	176,660,205

Change in unrealized appreciation/depreciation on investments	75,934,583	160,371,057	29,634,761	175,823,666
Change in unrealized appreciation/depreciation on foreign currency	—	—	—	674,654
Change in unrealized appreciation/depreciation on futures	(89,725)	(222,120)	—	—

Change in unrealized appreciation/depreciation on investments, futures and foreign currency	75,844,858	160,148,937	29,634,761	176,498,320

Net realized/unrealized (loss) on investments, futures and foreign currency transactions and translations	186,072,850	189,288,884	95,182,363	353,158,525

Change in net assets resulting from operations	$207,204,116	$202,617,696	$98,924,683	$390,135,412

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Statements of Operations (continued)

For the Year Ended June 30, 2007

	Fixed Income Portfolio	Fixed Income II Portfolio	Fixed Income Opportunity Portfolio	Short Term Municipal Bond Portfolio	Intermediate Term Municipal Bond Portfolio
INVESTMENT INCOME:
Interest	$13,102,458	$13,904,823	$11,488,333	$1,113,629	$25,498,898
Dividends	298,279	—	2,157	9,703	531,539
Income from securities lending	25,042	3,396	41,251	—	—

Total Investment Income	13,425,779	13,908,219	11,531,741	1,123,332	26,030,437

EXPENSES:
Advisory fees	492,823	565,834	668,274	38,516	1,117,911
Consulting fees	123,208	133,099	71,469	15,407	279,483
Administrative services fees	147,212	159,369	85,575	18,696	334,610
Custodian fees	51,974	33,926	14,213	3,714	60,572
Professional fees	17,665	22,394	12,512	7,583	48,658
Registration and filing fees	8,551	6,620	7,147	5,725	9,093
Trustee fees	12,278	13,233	7,028	1,502	27,691
Other expenses	5,781	9,562	4,137	419	28,834

Total Expenses before waivers	859,492	944,037	870,355	91,562	1,906,852
Less: Expenses waived by advisor	(36,965)	—	—	—	—

Total Expenses	822,527	944,037	870,355	91,562	1,906,852

Net Investment Income	12,603,252	12,964,182	10,661,386	1,031,770	24,123,585

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from investments	409,250	(1,155,889)	(1,293,981)	(20,257)	(152,000)
Net realized gain/(loss) from foreign currency transactions	—	20,553	4,860	—	—
Net realized gains from futures transactions	—	216,748	—	—	—
Net realized gains from options transactions	—	(2,560)	—	—	—

Net realized gain/(loss) from investments, options and foreign currency transactions	409,250	(921,148)	(1,289,121)	(20,257)	(152,000)

Change in unrealized appreciation/depreciation on investments	1,654,881	1,314,237	4,795,159	43,850	7,350
Change in unrealized appreciation/depreciation on futures	—	65,784	—	—	—
Change in unrealized appreciation/depreciation on foreign currency	—	(24,213)	4,464	—	—
Change in unrealized appreciation/depreciation on options	—	6,853	—	—	—

Change in unrealized appreciation/depreciation on investments, options and foreign currency	1,654,881	1,362,661	4,799,623	43,850	7,350

Net realized/unrealized gain/(loss) on investments, options and foreign currency transactions	2,064,131	441,513	3,510,502	23,593	(144,650)

Change in net assets resulting from operations	$14,667,383	$13,405,695	$14,171,888	$1,055,363	$23,978,935

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Statements of Changes in Net Assets

	Value Equity Portfolio		Growth Equity Portfolio		Small Capitalization Equity Portfolio
	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2007	Year Ended June 30, 2006
Operations:
Net investment income	$21,131,266	$14,257,759	$13,328,812	$8,932,104	$3,742,320	$1,488,972
Net realized gain/(loss) from investment transactions and futures	110,227,992	55,011,283	29,139,947	23,288,434	65,547,602	90,098,730
Change in unrealized appreciation/depreciation on investment transactions and futures	75,844,858	32,676,833	160,148,937	17,679,122	29,634,761	8,113,200

Change in net assets resulting from operations	207,204,116	101,945,875	202,617,696	49,899,660	98,924,683	99,700,902

Distributions to Shareholders from:
Net investment income	(21,011,939)	(14,218,740)	(13,066,054)	(8,675,896)	(3,446,484)	(1,015,904)
Net realized gain from investment transactions and futures	(50,673,650)	(38,398,284)	—	—	(80,911,405)	(70,835,236)

Change in net assets resulting from distributions	(71,685,589)	(52,617,024)	(13,066,054)	(8,675,896)	(84,357,889)	(71,851,140)

Shares of Beneficial Interest:
Proceeds from shares issued	212,765,868	261,821,734	346,510,883	670,673,720	90,029,553	94,751,171
Proceeds from reinvestment of dividends	66,650,989	49,156,349	11,546,130	7,782,277	80,065,185	68,395,959
Cost of shares redeemed	(176,216,423)	(124,357,276)	(175,125,031)	(392,473,370)	(102,670,170)	(91,951,580)

Change in net assets from shares of beneficial interest transactions	103,200,434	186,620,807	182,931,982	285,982,627	67,424,568	71,195,550

Change in net assets	238,718,961	235,949,658	372,483,624	327,206,391	81,991,362	99,045,312
Net Assets:
Beginning of period	921,286,450	685,336,792	1,280,492,252	953,285,861	612,037,240	512,991,928

End of period	$1,160,005,411	$921,286,450	$1,652,975,876	$1,280,492,252	$694,028,602	$612,037,240

Undistributed (Distributions in excess of) net investment income	613,783	498,171	836,155	573,397	1,044,709	777,665
Share Transactions:
Issued	12,240,790	15,897,832	28,344,366	47,270,848	5,946,180	5,984,194
Reinvested	3,878,532	3,165,155	940,677	673,722	5,585,971	4,673,129
Redeemed	(10,060,401)	(7,236,810)	(14,315,259)	(23,189,184)	(6,681,422)	(5,738,824)

Change in Shares	6,058,921	11,826,177	14,969,784	24,755,386	4,850,729	4,918,499

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Statements of Changes in Net Assets (continued)

	International Equity Portfolio		Fixed Income Portfolio		Fixed Income II Portfolio
	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2007	Year Ended June 30, 2006
Operations:
Net investment income	$36,976,887	$18,752,587	$12,603,252	$11,835,434	$12,964,182	$11,258,268
Net realized gain/(loss) from investments, futures, options and foreign currency transactions	176,660,205	99,281,935	409,250	(4,102,872)	(921,148)	(4,512,363)
Change in unrealized appreciation/depreciation investments and foreign currency transactions	176,498,320	187,496,680	1,654,881	(9,695,154)	1,362,661	(7,392,573)

Change in net assets resulting from operations	390,135,412	305,531,202	14,667,383	(1,962,592)	13,405,695	(646,668)

Distributions to Shareholders from:
Net investment income	(41,787,814)	(30,653,512)	(12,647,220)	(12,476,397)	(12,997,776)	(12,737,975)
Net realized gain from investments and foreign currency transactions and translations	(67,279,747)	—	—	(46,585)	—	(806,823)

Change in net assets resulting from distributions	(109,067,561)	(30,653,512)	(12,647,220)	(12,522,982)	(12,997,776)	(13,544,798)

Shares of Beneficial Interest:
Proceeds from shares issued	303,788,543	299,010,902	68,448,229	62,906,240	65,709,323	62,458,395
Value of securities transferred in-kind	64,327,003	—	—	—	—	—
Proceeds from reinvestment of dividends	100,135,429	27,355,289	11,681,526	11,559,822	11,152,758	11,393,729
Cost of shares redeemed	(325,625,057)	(139,424,106)	(55,695,546)	(79,955,465)	(66,130,816)	(57,420,441)

Change in net assets from shares of beneficial interest transactions	142,625,918	186,942,085	24,434,209	(5,489,403)	10,731,265	16,431,683

Change in net assets	423,693,769	461,819,775	26,454,372	(19,974,977)	11,139,184	2,240,217
Net Assets:
Beginning of period	1,511,194,284	1,049,374,509	231,215,480	251,190,457	255,910,771	253,670,554

End of period	$1,934,888,053	$1,511,194,284	$257,669,852	$231,215,480	$267,049,955	$255,910,771

Undistributed (Distributions in excess of) net investment income	(5,978,055)	(1,763,226)	78,385	15,628	(139,076)	(155,647)
Share Transactions:
Issued	24,790,213	24,434,953	6,926,381	6,333,830	6,671,327	6,301,257
Reinvested	7,036,788	2,210,583	1,182,379	1,166,498	1,132,878	1,151,556
Redeemed	(21,866,287)	(11,341,454)	(5,619,036)	(8,114,539)	(6,692,987)	(5,852,727)

Change in Shares	9,960,714	15,304,082	2,489,724	(614,211)	1,111,218	1,600,086

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Statements of Changes in Net Assets (continued)

	Fixed Income Opportunity Portfolio		Short Term Municipal Bond Portfolio		Intermediate Term Municipal Bond Portfolio
	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2007	Period Ended June 30, 2006(a)	Year Ended June 30, 2007	Year Ended June 30, 2006
Operations:
Net investment income	$10,661,386	$7,890,326	$1,031,770	$278,455	$24,123,585	$21,788,218
Net realized gain/(losses) from investments and foreign currency transactions	(1,289,121)	2,697,581	(20,257)	(44,275)	(152,000)	(921,557)
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	4,799,623	(9,690,619)	43,850	(187,219)	7,350	(18,291,646)

Change in net assets resulting from operations	14,171,888	897,288	1,055,363	46,961	23,978,935	2,575,015

Distributions to Shareholders from:
Net investment income	(8,985,500)	(7,786,954)	(1,036,981)	(282,398)	(23,932,879)	(21,847,816)

Change in net assets resulting from distributions	(8,985,500)	(7,786,954)	(1,036,981)	(282,398)	(23,932,879)	(21,847,816)

Shares of Beneficial Interest:
Proceeds from shares issued	16,558,672	24,837,791	2,388,000	38,069,949	141,741,351	133,880,284
Proceeds from reinvestment of dividends	7,934,680	6,919,175	990,932	272,282	20,571,609	19,348,407
Cost of shares redeemed	(18,957,523)	(23,045,967)	(5,962,818)	(5,831,552)	(134,219,127)	(81,666,410)

Change in net assets from shares of beneficial interest transactions	5,535,829	8,710,999	(2,583,886)	32,510,679	28,093,833	71,562,281

Change in net assets	10,722,217	1,821,333	(2,565,504)	32,275,242	28,139,889	52,289,480
Net Assets:
Beginning of period	134,853,827	133,032,494	32,275,242	—	547,233,126	494,943,646

End of period	$145,576,044	$134,853,827	$29,709,738	$32,275,242	$575,373,015	$547,233,126

Undistributed (Distributions in excess of) net investment income	2,207,629	526,884	(6,683)	(1,472)	(93,059)	(54,083)
Share Transactions:
Issued	2,152,925	3,294,356	239,337	3,807,885	14,278,993	13,463,709
Reinvested	1,047,581	931,730	99,324	27,339	2,077,127	1,949,794
Redeemed	(2,470,375)	(3,053,273)	(596,722)	(584,271)	(13,528,937)	(8,207,621)

Change in Shares	730,131	1,172,813	(258,061)	3,250,953	2,827,183	7,205,882

(a)	For the period March 1, 2006 (commencement of operations) through June 30, 2006.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Value Equity Portfolio
	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003
Net Asset Value, Beginning of Period	$16.03	$15.01	$13.73	$11.67	$12.32

Income from Investment Operations:
Net investment income	0.35	0.27	0.32	0.22	0.18
Net realized and unrealized gains/(losses) from investments and futures	3.14	1.82	1.27	2.06	(0.65)

Total from investment operations	3.49	2.09	1.59	2.28	(0.47)

Distributions to Shareholders from:
Net investment income	(0.35)	(0.27)	(0.31)	(0.22)	(0.18)
Net realized gains on investments and futures	(0.91)	(0.80)	—	—	—

Total distributions to shareholders	(1.26)	(1.07)	(0.31)	(0.22)	(0.18)

Net Asset Value, End of Period	$18.26	$16.03	$15.01	$13.73	$11.67

Total Return	22.40%	14.31%	11.66%	19.64%	(3.66%)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$1,160,005	$921,286	$685,337	$584,947	$416,220
Ratio of expenses to average net assets, prior to expenses paid indirectly, waivers and reimbursements	0.44%	0.45%	0.48%	0.43%	0.42%
Ratio of expenses to average net assets, net of expenses paid indirectly, waivers and reimbursements	0.42%	0.43%	0.43%	0.39%	0.37%
Ratio of expenses to average net assets, net of waivers and reimbursements	0.44%	0.45%	0.48%	0.43%	0.42%
Ratio of net investment income to average net assets	2.05%	1.77%	2.18%	1.70%	1.78%
Portfolio turnover rate	69.13%	73.19%	79.98%	79.13%	71.03%

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Growth Equity Portfolio
	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003
Net Asset Value, Beginning of Period	$11.26	$10.72	$10.33	$8.64	$8.78

Income from Investment Operations:
Net investment income	0.11	0.09	0.10	0.05	0.05
Net realized and unrealized gains/(losses) on investments and futures	1.59	0.53	0.38	1.69	(0.14)

Total from investment operations	1.70	0.62	0.48	1.74	(0.09)

Distributions to Shareholders from:
Net investment income	(0.11)	(0.08)	(0.09)	(0.05)	(0.05)
Net realized gains from investments and futures	—	—	—	—	—

Total distributions to shareholders	(0.11)	(0.08)	(0.09)	(0.05)	(0.05)

Net Asset Value, End of Period	$12.85	$11.26	$10.72	$10.33	$8.64

Total Return	15.02%	5.90%	4.70%	20.12%	(1.01%)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$1,652,976	$1,280,492	$953,286	$683,266	$504,450
Ratio of expenses to average net assets, prior to expenses paid indirectly, waivers and reimbursements	0.32%	0.30%	0.35%	0.38%	0.39%
Ratio of expenses to average net assets, net of expenses paid indirectly, waivers and reimbursements	0.32%	0.29%	0.34%	0.36%	0.38%
Ratio of expenses to average net assets, net of waivers and reimbursements	0.32%	0.30%	0.35%	0.38%	0.39%
Ratio of net investment income to average net assets	0.91%	0.78%	0.96%	0.47%	0.63%
Portfolio turnover rate	39.88%	60.01%	56.20%	49.19%	51.06%

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Small Capitalization Equity Portfolio
	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003
Net Asset Value, Beginning of Period	$15.70	$15.06	$14.17	$10.81	$11.42

Income from Investment Operations:
Net investment income	0.09	0.04	0.03	0.02	0.03
Net realized and unrealized gains/(losses) on investments	2.28	2.79	1.28	3.36	(0.61)

Total from investment operations	2.37	2.83	1.31	3.38	(0.58)

Distributions to Shareholders from:
Net investment income	(0.08)	(0.03)	(0.03)	(0.02)	(0.03)
Net realized gains from investments	(2.16)	(2.16)	(0.39)	—	—

Total distributions to shareholders	(2.24)	(2.19)	(0.42)	(0.02)	(0.03)

Net Asset Value, End of Period	$15.83	$15.70	$15.06	$14.17	$10.81

Total Return	16.68%	19.99%	9.29%	31.28%	(4.98%)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$694,029	$612,037	$512,992	$591,932	$423,019
Ratio of expenses to average net assets prior to expenses paid indirectly, waivers and reimbursements	0.64%	0.66%	0.43%	0.45%	0.49%
Ratio of expenses to average net assets, net of expenses paid indirectly, waivers and reimbursements	0.62%	0.63%	0.37%	0.39%	0.44%
Ratio of expenses to average net assets, net of waivers and reimbursements	0.64%	0.64%	0.38%	0.42%	0.49%
Ratio of net investment income to average net assets	0.59%	0.26%	0.23%	0.16%	0.33%
Portfolio turnover rate	116.02%	101.53%	119.67%	117.51%	122.08%

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	International Equity Portfolio
	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003
Net Asset Value, Beginning of Period	$13.02	$10.41	$9.57	$7.58	$8.50

Income from Investment Operations:
Net investment income	0.30	0.17	0.18	0.12	0.14
Net realized and unrealized gains/(losses) on investments and foreign currency transactions	2.97	2.72	0.79	1.99	(0.96)

Total from investment operations	3.27	2.89	0.97	2.11	(0.82)

Distributions to Shareholders from:
Net investment income	(0.34)	(0.28)	(0.13)	(0.12)	(0.10)
Net realized gains from investments and foreign currency transactions	(0.60)	—	—	—	—

Total distributions to shareholders	(0.94)	(0.28)	(0.13)	(0.12)	(0.10)

Net Asset Value, End of Period	$15.35	$13.02	$10.41	$9.57	$7.58

Total Return	25.81%	27.93%	10.16%	27.76%	(9.55%)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$1,934,888	$1,511,194	$1,049,375	$832,251	$540,558
Ratio of expenses to average net assets prior to expenses paid indirectly, waivers and reimbursements	0.34%	0.72%	0.35%	0.44%	0.72%
Ratio of expenses to average net assets net of expenses paid indirectly, waivers and reimbursements	0.33%	0.70%	0.33%	0.40%	0.70%
Ratio of expenses to average net assets, net of waivers and reimbursements	0.34%	0.71%	0.35%	0.44%	0.72%
Ratio of net investment income to average net assets	2.19%	1.43%	1.89%	1.46%	1.67%
Portfolio turnover rate	53.77%	37.24%	35.48%	46.37%	31.74%

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Fixed Income Portfolio
	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003
Net Asset Value, Beginning of Period	$9.66	$10.23	$10.01	$10.38	$10.19

Income from Investment Operations:
Net investment income	0.50	0.46	0.44	0.42	0.53
Net realized and unrealized gains/(losses) on investments	0.09	(0.54)	0.25	(0.33)	0.33

Total from investment operations	0.59	(0.08)	0.69	0.09	0.86

Distributions to Shareholders from:
Net investment income	(0.50)	(0.49)	(0.45)	(0.46)	(0.53)
Net realized gains from investments	—	—	(0.02)	—	(0.14)

Total distributions to shareholders	(0.50)	(0.49)	(0.47)	(0.46)	(0.67)

Net Asset Value, End of Period	$9.75	$9.66	$10.23	$10.01	$10.38

Total Return	6.23%	(0.77%)	7.07%	0.88%	8.86%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$257,670	$231,215	$251,190	$197,341	$147,172
Ratio of expenses to average net assets prior, to waivers and reimbursements	0.35%	0.36%	0.37%	0.39%	0.44%
Ratio of expenses to average net assets, net of waivers and reimbursements	0.33%	0.35%	0.36%	0.39%	0.44%
Ratio of net investment income to average net assets	5.11%	4.68%	4.32%	4.15%	4.85%
Portfolio turnover rate	169.45%	175.82%	200.54%	216.92%	181.20%

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Fixed Income II Portfolio
	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003
Net Asset Value, Beginning of Period	$9.67	$10.21	$9.90	$10.36	$10.17

Income from Investment Operations:
Net investment income	0.48	0.42	0.34	0.30	0.56
Net realized and unrealized gains/(losses) on investments, futures and foreign currency transactions	0.02	(0.45)	0.27	(0.26)	0.28

Total from investment operations	0.50	(0.03)	0.61	0.04	0.84

Distributions to Shareholders from:
Net investment income	(0.48)	(0.48)	(0.30)	(0.36)	(0.57)
Net realized gains from investments, futures, and foreign currency transactions	—	(0.03)	—	(0.14)	(0.08)

Total distributions to shareholders	(0.48)	(0.51)	(0.30)	(0.50)	(0.65)

Net Asset Value, End of Period	$9.69	$9.67	$10.21	$9.90	$10.36

Total Return	5.22%	(0.31%)	6.25%	0.46%	8.57%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$267,050	$255,911	$253,671	$189,211	$166,517
Ratio of expenses to average net assets	0.35%	0.37%	0.40%	0.39%	0.45%
Ratio of net investment income to average net assets	4.87%	4.25%	3.50%	2.90%	4.69%
Portfolio turnover rate	159.95%	573.92%	890.01%	652.03%	453.38%

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Fixed Income Opportunity Portfolio
	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003
Net Asset Value, Beginning of Period	$7.29	$7.68	$7.57	$7.46	$6.90

Income from Investment Operations:
Net investment income	0.57	0.45	0.48	0.46	0.49
Net realized and unrealized gains/(losses) on investments and foreign currency transactions	0.20	(0.40)	0.14	0.12	0.57

Total from investment operations	0.77	0.05	0.62	0.58	1.06

Distributions to Shareholders from:
Net investment income	(0.48)	(0.44)	(0.51)	(0.47)	(0.50)

Total distributions to shareholders	(0.48)	(0.44)	(0.51)	(0.47)	(0.50)

Net Asset Value, End of Period	$7.58	$7.29	$7.68	$7.57	$7.46

Total Return	10.40%	0.81%	8.37%	7.94%	16.08%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$145,576	$134,854	$133,032	$229,137	$199,755
Ratio of expenses to average net assets	0.61%	0.66%	0.67%	0.67%	0.61%
Ratio of net investment income to average net assets	7.46%	5.89%	5.81%	5.93%	7.73%
Portfolio turnover rate	139.66%	27.34%	37.25%	93.45%	60.95%

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Short Term Municipal Bond Portfolio
	Year Ended June 30, 2007	Period Ended June 30, 2006(a)
Net Asset Value, Beginning of Period	$9.93	$10.00

Income from Investment Operations:
Net investment income	0.34	0.09
Net realized and unrealized gains/(losses) on investments	— (b)	(0.07)

Total from investment operations	0.34	0.02

Distributions to Shareholders from:
Net investment income	(0.34)	(0.09)
Net realized gain from investments	—	—

Total distributions to shareholders	(0.34)	(0.09)

Net Asset Value, End of Period	$9.93	$9.93

Total Return	3.44%	0.22	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$29,710	$32,275
Ratio of expenses to average net assets	0.30%	0.60	%(d)
Ratio of net investment income to average net assets	3.35%	2.88	%(d)
Portfolio turnover rate	33.45%	29.56	%(c)

(a)	For the period March 1, 2006 (commencement of operations) through June 30, 2006.
(b)	Less than $0.01 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Intermediate Term Municipal Bond Portfolio
	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003
Net Asset Value, Beginning of Period	$9.77	$10.14	$9.99	$10.35	$10.04

Income from Investment Operations:
Net investment income	0.43	0.42	0.42	0.44	0.45
Net realized and unrealized gains/(losses) on investments	— (a)	(0.37)	0.15	(0.36)	0.31

Total from investment operations	0.43	0.05	0.57	0.08	0.76

Distributions to Shareholders from:
Net investment income	(0.43)	(0.42)	(0.42)	(0.44)	(0.45)

Total distributions to shareholders	(0.43)	(0.42)	(0.42)	(0.44)	(0.45)

Net Asset Value, End of Period	$9.77	$9.77	$10.14	$9.99	$10.35

Total Return	4.38%	0.48%	5.80%	0.78%	7.70%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$575,373	$547,233	$494,944	$352,879	$273,715
Ratio of expenses to average net assets	0.34%	0.35%	0.38%	0.40%	0.43%
Ratio of net investment income to average net assets	4.32%	4.19%	4.18%	4.40%	4.40%
Portfolio turnover rate	14.63%	17.79%	25.50%	20.53%	18.41%

(a)	Less than $0.01 per share.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements — June 30, 2007

1.    DESCRIPTION.    The Hirtle Callaghan Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-ended management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. The Trust currently offers nine separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Small Capitalization Equity Portfolio (“Small Cap Portfolio”), The International Equity Portfolio (“International Portfolio”), The Fixed Income Portfolio (“Fixed Income Portfolio”), The Fixed Income II Portfolio (“Fixed Income II Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The Short Term Municipal Bond Fund (“Short Term Municipal Portfolio”), and The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”) (each a “Portfolio,” and collectively the “Portfolios”). The Trust is authorized to issue unlimited shares of beneficial interest with a par value of $0.001 each.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.    SIGNIFICANT ACCOUNTING POLICIES.    The following is a summary of the significant accounting policies followed by the Portfolios:

A.    Portfolio Valuation.    The net asset value per share of the Portfolios is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time on days the NYSE is open. Each Portfolio’s net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at the last quoted sales price available provided that where such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars last quoted by any major bank. If there have been no sales on such exchange or on NASDAQ, the security is valued at the closing bid price. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the last bid price. Values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Trust’s Board of Trustees (“Board”). In the case of fixed income securities, such independent services may use matrix pricing in arriving at securities valuations in appropriate circumstances. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board. Pursuant to procedures adopted by the Board, any of the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financials Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principals from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — June 30, 2007

June 30, 2007, the Trust does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

B.    Securities Transactions and Investment Income.    For financial reporting purposes, portfolio security transactions are reported on trade date. However, for daily net asset-value determination, portfolio security transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized when notified. Interest income, including amortization of premium and accretion of discount on investments is accrued daily, as earned. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Realized gains and losses from paydown transactions on mortgage and asset backed securities are reclassified as investment income or loss for financial reporting purposes.

C.    Allocation of Expenses.    Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio or by another appropriate method.

D.    Dividends and Capital Gain Distributions to Shareholders.    The Fixed Income Portfolio, Fixed Income II Portfolio, Short Term Municipal Portfolio, and Intermediate Municipal Portfolio, declare and distribute dividends from net investment income on a monthly basis. The Value Portfolio, Growth Portfolio, Small Cap Portfolio and Fixed Opportunity Portfolio declare and distribute dividends from net investment income on a quarterly basis. The International Portfolio declares and distributes dividends from net investment income on a semi-annual basis. Net realized capital gains, if any, are declared and distributed at least annually for each Portfolio.

E.    Repurchase Agreements.    Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the respective Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by U.S. Treasury and U.S. government securities.

F.    TBA Purchase Commitments.    Certain of the Portfolios may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. The risk is in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above.

G.    Commission Recapture.    Certain of the Portfolios participate in a commissions recapture program. These Portfolios will utilize the recaptured commissions to pay for, in whole or in part, certain expenses of the Portfolios, excluding investment advisory fees. The expenses eligible to be paid will include, but will not be limited to, administration fees, audit fees, custodian fees, legal fees and printing expenses, as directed by the Trust. These amounts are disclosed as expenses paid indirectly on the Statements of Operations.

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — June 30, 2007

For the year ended June 30, 2007, the following commissions were recaptured:

Value Portfolio	$201,067
Growth Portfolio	93,759
Small Cap Portfolio	82,837
International Portfolio	67,691

H.    Foreign Exchange Transactions.    The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statement of Operations:

i)    market value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

ii)    purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

Dividends and interest from non-U.S. sources received by a Portfolio are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Portfolio intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of a Portfolio’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Portfolio is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

I.    Derivative Instruments.    Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts and financial futures contracts. A Portfolio enters into such contracts for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings.

Forward Currency Contracts — A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward was open. The Portfolio could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

Forward foreign exchange contracts may involve market or credit risk in excess of the amounts reflected on the Portfolio’s statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held at June 30, 2007 are recorded for financial reporting purposes as net unrealized gains or losses by the Portfolio.

Financial Futures Contracts — Certain of the Portfolios may invest in financial futures contracts for the purpose of hedging their existing portfolio securities, or securities that they intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” are made or received by a Portfolio each day, depending on the daily fluctuations in the fair market value of the underlying security. A Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — June 30, 2007

J.    Use of Estimates.    Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Actual results could vary from those estimates.

3.    LOANS OF PORTFOLIO SECURITIES.    During the period the Value Portfolio, Growth Portfolio, Small Cap Portfolio, Fixed Income Portfolio, Fixed Income II Portfolio, and Fixed Opportunity Portfolio loaned their securities pursuant to a securities lending agreement (“Lending Agreement”) with State Street Bank and Trust Co. (“SSB”). Each Portfolio will limit its lending activity to 33 1/3% of its total assets. SSB, as lending agent for the Trust, must maintain collateral at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. government obligations, to secure the return of the loaned securities. Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. SSB shall, in accordance with SSB’s reasonable and customary practices, mark loaned securities and collateral to their market value each business day based upon the market value of the collateral and the loaned securities at the close of business employing the most recently available pricing information and receive and deliver collateral in order to maintain the value of the collateral at no less than 100% of the market value of the loaned securities. Cash collateral received is invested by SSB pursuant to the terms of the Lending Agreement. According to the terms of the lending agreement, each Portfolio retains 70% of the income generated from the lending of its securities. All such investments are made at the risk of the Portfolios and, as such, the Portfolios are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received cannot be sold or re-pledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between SSB and the Portfolios in accordance with the Lending Agreement.

In the event of bankruptcy of the borrower, the retention of the collateral may be subject to legal proceedings.

The value of loaned securities and related collateral outstanding at June 30, 2007 was as follows:

Portfolio	Value of Collateral	Value of Securities Loaned
Value Portfolio	$49,785,520	$48,988,694
Growth Portfolio	39,676,466	38,643,547
Small Cap Portfolio	471,429,896	457,052,564
Fixed Income Portfolio	37,718,461	36,435,572
Fixed Income II Portfolio	5,080,576	4,937,169
Fixed Opportunity Portfolio	21,459,932	20,471,056

Cash collateral received for securities on loan was invested in the State Street Navigator Securities Lending Prime Portfolio, a registered 2(a)-7 money market fund. Pursuant to the registration statement of that portfolio, it has been established exclusively for the investment of cash collateral on behalf of funds participating in State Street’s securities lending program. Its average duration is restricted to 90 days or less. All investments will qualify as “eligible securities” within the meaning of Rule 2(a)-7 of the Investment Companies Act of 1940. The portfolio will seek to maintain a stable net asset value per share of $1.00 by valuing its portfolio using amortized cost method and will comply with the requirements of Rule 2(a)-7. The value of the investments in the State Street Navigator Securities Lending Prime Portfolio as of June 30, 2007 was as follows:

Portfolio	Fair Value
Value Portfolio	$49,689,834
Growth Portfolio	38,679,866
Small Cap Portfolio	470,728,520
Fixed Income Portfolio	37,718,461
Fixed Income II Portfolio	5,080,576
Fixed Opportunity Portfolio	21,459,932

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — June 30, 2007

4.    INVESTMENT ADVISORY, CONSULTING AND ADMINISTRATIVE CONTRACTS.    The Trust has entered into investment advisory contracts (“Portfolio Management Contracts”) on behalf of each of the Portfolios with one or more investment management organizations (each, a “Specialist Manager”). For the Portfolio(s) it serves, each Specialist Manager is responsible for providing a continuous program of investment management and for placing all orders for the purchase and sale of securities and other instruments on the Portfolio’s behalf. Except as noted, each Specialist Manager earns a fee, accrued daily and paid either monthly or quarterly, based on average net assets of that portion of the portfolio managed.

For the year ended June 30, 2007, the Value Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned	Fee
SSgA Funds Management, Inc.*	$66,307	0.04%
Institutional Capital Corp.	2,812,521	0.35%
JS Asset Management, LLC	239,859	0.40%

	$3,118,687	0.30%

For the year ended June 30, 2007, the Growth Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned	Fee
Jennison Associates LLC	$1,329,302	0.25%	(a)
SSgA Funds Management, Inc.*	238,271	0.04%
Sustainable Growth Advisors	1,186,319	0.35%

	$2,753,892	0.19%

For the year ended June 30, 2007, the Small Cap Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned	Fee
Frontier Capital Management Co.	$723,213	0.45%
Geewax, Terker & Co.	364,459	0.30%
Sterling Johnston Capital Management, Inc.	761,621	0.74%	(b)
IronBridge Capital Management, Inc.	867,598	0.60%	(c)
Franklin Portfolio Associates LLC	396,577	0.40%	(d)

	$3,113,468	0.49%

For the year ended June 30, 2007, the International Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned	Fee
Artisan Partners LP	$698,010	0.12%	(e)
Capital Guardian Trust Co.	1,764,582	0.17%	(f)
Causeway Capital Management LLC	303,203	0.45%

	$2,765,795	0.16%

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — June 30, 2007

For the year ended June 30, 2007, the Fixed Income Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned	Fee
Aberdeen Asset Management, Inc.	$492,823	0.20%	(g)

For the year ended June 30, 2007, the Fixed Income II Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned	Fee
BlackRock Financial Management, Inc.	$565,834	0.21%	(h)

For the year ended June 30, 2007, the Fixed Opportunity Portfolio incurred the following investment advisory fee expenses with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned	Fee
W.R. Huff Asset Management Co., L.L.C.(i)	$324,120	0.50%
Seix Advisors(j)	344,154	0.25%	(k)

	668,274	0.47%

For the year ended June 30, 2007, the Short Term Municipal Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned	Fee
Breckinridge Capital Advisors, Inc.	$38,516	0.13%

For the year ended June 30, 2007, the Intermediate Municipal Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned	Fee
Schroder Investment Management North America, Inc.	$1,117,911	0.20%

*	SSgA Funds Management, Inc. is an affiliate of SSB, the custodian to the Trust.

(a)	Jennison Associates, LLC is entitled to receive an annual fee of no more than 0.30% of average net assets of that portion of Growth Portfolio allocated to Jennison (the “Jennison Account”). Effective November 1, 2004, the rate at which Jennison’s fee is computed may decrease based on the aggregate market value of the Jennison Account and certain other assets managed by Jennison (“Related Accounts”) (together the “Combined Assets”). For purposes of the Combined Fee Schedule, a “Related Account” is an account that is managed by Jennison in a manner similar in terms of investment objectives and strategy to the Jennison Account for the benefit of institutional investors who are clients of Hirtle Callaghan as outlined below.

—	at an Annual Fee Rate of 0.75% on the first $10 million of the Combined Assets;

—	at an Annual Fee Rate of 0.50% on the next $30 million of the Combined Assets;

—	at an Annual Fee Rate of 0.35% on the next $25 million of the Combined Assets;

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — June 30, 2007

—	at an Annual Fee Rate of 0.25% on the next $335 million of the Combined Assets;

—	at an Annual Fee Rate of 0.22% on the next $600 million of the Combined Assets; and

—	at an Annual Fee Rate of 0.20% on the balance of the Combined Assets

(b)	Under the Portfolio Management Contract between the Trust and Sterling Johnston Capital Management, Inc. (“Sterling Johnston”), as amended, Sterling Johnston is compensated under the terms of a fulcrum fee arrangement. Under this agreement, Sterling Johnston receives an asset-based fee calculated at an annual rate of 0.40% (or 40 basis points) of that portion of the Portfolio allocated to it. The amount of the fee payable by the Portfolio to Sterling Johnston is subject to adjustments upwards or downwards based on the investment results achieved by it. The amount shown reflects an increase in the amount to which Sterling Johnston would have been entitled absent the fulcrum fee arrangement.

(c)	IronBridge Capital Management, Inc. (“IronBridge”) is entitled to receive an annual fee of 0.60% of the average net assets of that portion of Portfolio allocated to IronBridge. The Trust has conditionally approved an amendment to the Portfolio Management Contract between IronBridge and the Trust that would implement a fulcrum fee arrangement. Under the fulcrum fee arrangement, IronBridge would be compensated based, in part, on the investment results achieved by it. If the fulcrum fee arrangement is implemented, it could, under certain circumstances, increase or decrease the fee paid to IronBridge when compared to a fixed fee arrangement and could result in the payment of incentive compensation during periods of declining markets. The fulcrum fee arrangement will not become effective, however, and advisory fees will continue to be accrued at the rate shown above, until an order from the Securities and Exchange Commission permitting the arrangement is obtained.

(d)	Franklin is entitled to receive an annual fee of 0.40% of the average net assets of that portion of Portfolio allocated to Franklin. The Trust has conditionally approved an amendment to the Portfolio Management Contract between Franklin and the Trust that would implement a fulcrum fee arrangement. Under the fulcrum fee arrangement, Franklin would be compensated based, in part, on the investment results it achieves. If the fulcrum fee arrangement is implemented, it could, under certain circumstances, increase or decrease the fee paid to Franklin when compared to a fixed fee arrangement and could result in the payment of incentive compensation during periods of declining markets. The fulcrum fee arrangement will not become effective, however, and advisory fees will continue to be accrued at the rate shown above, until an order from the Securities and Exchange Commission permitting the arrangement is obtained.

(e)	Under the Portfolio Management Contract between the Trust and Artisan Partners Limited Partnership (“Artisan”), as amended, Artisan is compensated under the terms of a fulcrum fee arrangement. Under this agreement, Artisan receives an asset-based fee calculated at an annual rate of 0.40% (or 40 basis points) of that portion of the Portfolio allocated to it. The amount of the fee payable by the Portfolio to Artisan is subject to adjustments upwards or downwards based on the investment results achieved by it. The amount shown reflects an increase in the amount to which Artisan would have been entitled absent the fulcrum fee arrangement.

(f)	Under the Portfolio Management Contract between the Trust and Capital Guardian Trust Company (“CapGuardian”), as amended, CapGuardian is compensated under the terms of a fulcrum fee arrangement. The Portfolio Management Contract was amended effective April 2, 2007. The asset based fee received by CapGuardian was changed to an annual rate of 0.35% (or 35 basis points). Prior to the amendment, CapGuardian received an asset based fee calculated at an annual rate of 0.40% (or 40 basis points) of that portion of the Portfolio assets allocated to it. The amount of the fee payable by the Portfolio to CapGuardian is subject to adjustments upwards or downwards based on the investment results achieved by it. The amount shown reflects an increase in the amount to which CapGuardian would have been entitled absent the fulcrum fee arrangement.

(g)	During the period, Aberdeen voluntarily waived and reimbursed a portion of its fees.

(h)	BlackRock’s fee is computed in accordance with a tiered fee of 0.25% of the average daily net assets on the first $100 million, 0.20% of such assets between $100 million and $200 million, and 0.175% of such assets over $200 million.

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — June 30, 2007

(i)	Huff was the Specialist Manager for the Fixed Opportunity Portfolio from July 1, 2006 through December 17, 2006.

(j)	Seix became the Specialist Manager for the Fixed Opportunity Portfolio on December 18, 2006.

(k)	The maximum fees payable to Seix is 0.50% of the Portfolio’s average daily net assets. Seix receives a fee, based on the average daily net assets value of the assets of the Portfolio under its management at an annual rate of 0.50% for the first $100 million in such assets, and 0.40% for those assets in excess of $100 million. The Agreement also provides that, to the extent assets of other clients of Hirtle Callaghan & Co., Inc. (“Related Accounts”) are managed by Seix, such assets will be taken into account in calculating the fee payable to Seix.

Pursuant to a discretionary investment advisory agreement between the Trust and Hirtle Callaghan & Company, Inc. (“Hirtle Callaghan”) is paid a fee calculated and accrued daily and paid monthly at an annual rate of 0.05% of average net assets per Portfolio. The fees that Hirtle Callaghan receives are listed as consulting fees on the Statements of Operations. Hirtle Callaghan makes its officers available to serve as officers and/or Trustees of the Trust, provides office space sufficient for the Trust’s principal office, and monitors the performance of various investment management organizations, including the Specialist Managers. The Board of Trustees has authorized the Trust’s officers to request an order from the Securities and Exchange Commission that would permit the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio.

BISYS Fund Services Ohio, Inc. (“BISYS”) is responsible for providing the Portfolios with administrative, fund accounting, dividend and capital gains disbursing agent and transfer agency services. BISYS receives compensation for providing administration, fund accounting and transfer agency services at an all inclusive fee (“Omnibus Fee”) based on a percentage of each Portfolio’s average net assets. These amounts are disclosed as administrative service fees on the Statements of Operations. The Omnibus Fee is accrued daily and payable on a monthly basis as follows:

For the Portfolios from July 1, 2006 through December 31, 2006:

Equity Portfolios:

Eleven one-hundredths of one percent (.11%) of the Trust’s equity Portfolios’ average daily net assets up to $1,400,000,000; and

Ten one-hundredths of one percent (.10%) of the Trust’s equity Portfolios’ average daily net assets in excess of $1,400,000,000 up to $1,750,000,000; and

Nine one-hundredths of one percent (.09%) of the Trust’s equity Portfolios’ average daily net assets in excess of $1,750,000,000 up to $2,100,000,000;

Five and one-half one-hundredths of one percent (.055%) of the Portfolios’ equity Funds’ average daily net assets in excess of $2,100,000,000 up to $2,600,000,000;

One one-hundredth of one percent (.01%) of the Trust’s equity Portfolios’ average daily net assets in excess of $2,600,000,000 up to $3,200,000,000; and

One-half of one-hundredth of one percent (.005%) of the Trust’s equity Portfolios’ average daily net assets in excess of $3,200,000,000.

Fixed Income Portfolios:

Nine one-hundredths of one percent (.09%) of the Trust’s fixed income Portfolios’ average daily net assets up to $600,000,000; and

Eight one-hundredths of one percent (.08%) of the Trust’s fixed income Portfolios’ average daily net assets in excess of $600,000,000 up to $750,000,000; and

Seven one-hundredths of one percent (.07%) of the Trust’s fixed income Portfolios’ average daily net assets in excess of $750,000,000 up to $900,000,000;

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — June 30, 2007

Three and one-half one-hundredths of one percent (.035%) of the Trust’s fixed income Portfolios’ average daily net assets in excess of $900,000,000 up to $1,000,000,000; and

Three quarters of one-hundredth of one percent (.0075%) of the Trust’s fixed income Portfolios’ average daily net assets in excess of $1,000,000,000.

For All Portfolios Beginning January 1, 2007:

Fifty-four one-thousandths of one percent (.054%) of the Trust’s Portfolios’ average daily net assets up to $6,000,000,000; and

Five one-thousandths of one percent (.005%) of the Trust’s Portfolios’ average daily net assets in excess of $6,000,000,000

As such, the Hirtle Callaghan Trust paid an aggregate amount of $3,362,174 to BISYS for the year ended June 30, 2007.

On May 2, 2007, BISYS Group, Inc, the parent of BISYS Fund Services Ohio, Inc. and BISYS Fund Services, LP announced that it had entered into a definitive agreement to be acquired by Citi. The transaction closed on August 1, 2007 and Citi now serves as the administrator to the Trust.

On August 1, 2007 BISYS Fund Services, LP was acquired by Foreside Financial Group and renamed Foreside Distribution Services LP. That entity now serves as the distributor to the Trust. Since August 1, 2007 Foreside Fund Services LLC serves as distributor to the Trust.

5.    PURCHASE AND SALE TRANSACTIONS.    The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the year ended June 30, 2007, were as follows:

Portfolio	Purchases	Sales
Value Portfolio	$744,281,369	$693,486,802
Growth Portfolio	744,920,198	569,851,818
Small Cap Portfolio	705,225,288	715,605,735
International Portfolio	979,742,916	888,382,967
Fixed Income Portfolio	432,568,592	400,199,062
Fixed Income II Portfolio	395,956,281	397,305,099
Fixed Opportunity Portfolio	189,558,675	186,039,890
Short Term Municipal Portfolio	9,410,902	9,045,190
Intermediate Municipal Portfolio	135,342,287	76,962,366

The aggregate purchases and sales of long-term U.S. government securities for the period ended June 30, 2007 were as follows:

	Purchases	Sales
Fixed Income Portfolio	$269,195,667	$282,396,547
Fixed Income II Portfolio	346,714,022	306,777,497

6.    WRITTEN OPTIONS.    The Fixed Income II Portfolio had the following transactions in written call and put options during the year ended June 30, 2007:

	Number of Contracts	Premiums Received
Options outstanding at June 30, 2006	48	$27,272
Options written	26	6,083
Options expired	24	11,964
Options closed	50	21,391

Options outstanding at June 30, 2007	—	—

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — June 30, 2007

7.    FEDERAL INCOME TAXES.    It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. The Portfolios may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

In July 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the period of determination. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006. A Fund with a fiscal year ending June 30 will implement FIN 48 no later than December 28, 2007, and it is to be applied to all open tax years as of the effective date. Management is currently evaluating the impact of the adoption of FIN 48 to the financial statements.

A.    Unrealized Appreciation/Depreciation

	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation / (Depreciation)
Value Portfolio	$1,008,706,812	$208,217,147	$(8,835,122)	$199,382,025
Growth Portfolio	1,395,970,063	315,951,617	(12,804,558)	303,147,059
Small Cap Portfolio	1,037,667,028	147,095,557	(20,027,017)	127,068,540
International Portfolio	1,423,712,466	517,799,804	(12,221,486)	505,578,318
Fixed Income Portfolio	305,552,847	504,685	(4,421,546)	(3,916,861)
Fixed Income II Portfolio	285,234,584	819,988	(4,679,684)	(3,859,696)
Fixed Opportunity Portfolio	169,101,699	1,271,079	(2,684,300)	(1,413,221)
Short Term Municipal Portfolio	28,684,562	96	(143,465)	(143,369)
Intermediate Municipal Portfolio	575,229,209	5,281,256	(13,199,160)	(7,917,904)

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the difference on investments in passive foreign investment companies, and amortization/accretion.

B.    Tax Characteristics of Distributions Paid

The tax characteristics of distributions paid during the fiscal years ended June 30, 2007 and 2006 were as follows:

	Distributions Paid From:
2007	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Value Portfolio	$38,991,187	$38,030,517	$77,021,704	$—	$77,021,704
Growth Portfolio	13,066,054	—	13,066,054	—	13,066,054
Small Cap Portfolio	22,215,273	65,693,704	87,908,977	—	87,908,977
International Portfolio	47,731,106	71,134,182	118,865,288	—	118,865,288
Fixed Income Portfolio	12,607,687	—	12,607,687	—	12,607,687
Fixed Income II Portfolio	12,929,394	—	12,929,394	—	12,929,394
Fixed Opportunity Portfolio	8,985,500	—	8,985,500	—	8,985,500
Short Term Municipal Portfolio	488	—	488	1,034,418	1,034,906
Intermediate Municipal Portfolio	3,525,007	—	3,525,007	20,487,229	24,012,236

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — June 30, 2007

	Distributions Paid From:
2006	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Value Portfolio	$26,336,202	$29,040,512	$55,376,714	$—	$55,376,714
Growth Portfolio	8,675,896	—	8,675,896	—	8,675,896
Small Cap Portfolio	12,599,491	63,116,774	75,716,265	—	75,716,265
International Portfolio	30,653,512	—	30,653,512	—	30,653,512
Fixed Income Portfolio	12,312,958	46,585	12,359,543	—	12,359,543
Fixed Income II Portfolio	12,956,078	506,482	13,462,560	—	13,462,560
Fixed Opportunity Portfolio	7,786,954	—	7,786,954	—	7,786,954
Short Term Municipal Portfolio	1,128	—	1,128	206,803	207,931
Intermediate Municipal Portfolio	2,326,912	—	2,326,912	19,130,673	21,457,585

*	Total distributions paid may differ from the Statement of Changes in Net Assets because dividends for tax purposes are recognized when actually paid. Certain Portfolios utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to share holders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

C.    Components of Accumulated Earnings

As of June 30, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income/ Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
Value Portfolio	$20,297,429	$66,037,120	$86,334,549	$—	$—	$199,382,025	$285,716,574
Growth Portfolio	815,519	—	815,519	—	(63,986,734)	303,147,059	239,975,844
Small Cap Portfolio	21,412,988	28,075,847	49,488,835	—	—	127,068,540	176,557,375
International Portfolio	13,011,414	110,610,298	123,621,712	—	—	505,607,154	629,228,866
Fixed Income Portfolio	1,129,011	—	1,129,011	(1,050,626)	(4,017,596)	(3,916,861)	(7,856,072)
Fixed Income II Portfolio	942,549	—	942,549	(1,081,625)	(5,833,798)	(3,915,815)	(9,888,689)
Fixed Opportunity Portfolio	2,207,629	—	2,207,629	—	(29,344,158)	(1,413,221)	(28,549,750)
Short Term Portfolio	93,994	—	93,994	(76,542)	(64,532)	(143,369)	(190,449)
Intermediate Municipal Portfolio	1,911,161	—	1,911,161	(2,004,220)	(1,902,058)	(7,917,904)	(9,913,021)

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — June 30, 2007

D.    Capital Loss Carryforwards

As of June 30, 2007, the following Portfolios had net capital loss carryforwards to offset future capital gains, if any, to the extent provided by the Code:

	Amount	Expires
Growth Portfolio	$58,237,409	2011
Growth Portfolio	5,749,325	2012
Fixed Income Portfolio	804,594	2014
Fixed Income Portfolio	3,032,440	2015
Fixed Income II Portfolio	853,084	2014
Fixed Income II Portfolio	3,925,912	2015
Fixed Income Opportunity Portfolio	12,385,930	2011
Fixed Income Opportunity Portfolio	15,624,836	2012
Fixed Income Opportunity Portfolio	514,533	2015
Short Term Municipal Portfolio	44,275	2014
Short Term Municipal Portfolio	4,755	2015
Intermediate Term Municipal Portfolio	345,683	2009
Intermediate Term Municipal Portfolio	432,144	2013
Intermediate Term Municipal Portfolio	422,664	2014
Intermediate Term Municipal Portfolio	645,398	2015

To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders. During the fiscal year ended June 30, 2007, the Growth Portfolio utilized $28,579,674 of net capital loss carryforwards.

E.    Post October Losses

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fixed Income Portfolio, the Fixed Income II Portfolio, the Fixed Income Opportunity Portfolio the Short Term Municipal Portfolio and the Intermediate Municipal Portfolio had deferred post October losses of $180,562, $1,054,802, $818,859, $15,502 and $56,169 respectively.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of

The Hirtle Callaghan Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Equity Portfolio, Growth Equity Portfolio, Small Capitalization Equity Portfolio, International Equity Portfolio, Fixed Income Portfolio, Fixed Income II Portfolio, Fixed Income Opportunity Portfolio, Short Term Municipal Bond Portfolio, and Intermediate Term Municipal Bond Portfolio (nine portfolios constituting The Hirtle Callaghan Trust, hereafter referred to as the “Trust”) at June 30, 2007, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Columbus, Ohio

August 24, 2007

THE HIRTLE CALLAGHAN TRUST

Additional Fund Information — June 30, 2007 (Unaudited)

1.    SECURITY PROXY VOTING.    A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities and, as of August 31, 2007, information regarding how the Portfolios voted proxies related to portfolio securities during the year ended June 30, 2007, is available without charge, upon request, by calling 800-242-9596 and on the SEC’s website at http://www.sec.gov.

2.    SHAREHOLDER VOTES.    During the fiscal year period ended June 30, 2007, action was taken by the shareholders of the Portfolios, as follows:

SPECIAL MEETINGS OF THE SHAREHOLDERS

A special meeting of shareholders of the Value Portfolio was held on September 15, 2006. As a result of a misstatement of the total outstanding shares of the Portfolio as of the record date a motion was presented to adjourn the meeting until September 29, 2006. The motion was unanimously accepted and the meeting was adjourned until September 29, 2006. At the September 29, 2006 meeting shareholders voted and approved a new portfolio management agreement between the Trust and Institutional Capital LLC. The results of the September 29, 2006 meeting are presented below:

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor	Against Proposal	Abstain
Value Portfolio	57,429,206.277	57,429,206.277	100%	57,429,206.277	100%	0	0

A special meeting of the shareholders of the Fixed Income II Portfolio was held on November 15, 2006. At the meeting, shareholders voted and approved a new portfolio management agreement between the Trust and BlackRock Financial Management, Inc.

The results of the November 15, 2006 meeting are presented below:

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor	Against Proposal	Abstain
Fixed Income II Portfolio	26,017,352.657	25,927,259.230	99.654%	25,927,259.230	100%	0	0

A special meeting of the shareholders of each Portfolio of the Trust was held on November 15, 2006. At the meeting, shareholders were asked to vote for proposals, (i) authorizing the Trust to enter into portfolio management agreements without the affirmative vote of the shareholders of the Trust or of any portfolio of the Trust under certain circumstances and (ii) to approve a new investment advisory agreement between the Trust and Hirtle Callaghan that will permit Hirtle Callaghan to act as a discretionary investment adviser to the Trust and each of its separate investment portfolios. The meeting was adjourned until December 15, 2006. The December 15, 2006 meeting was adjourned until December 28, 2006.

THE HIRTLE CALLAGHAN TRUST

Additional Fund Information (continued) — June 30, 2007 (Unaudited)

The results of the December 28, 2006 meeting are presented below:

Proposal #1:

Fund Name	Record Date Shares	Total Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor	Against	% of Votes Against	Abstain	% of Votes Abstain
Fixed Income II Portfolio	26,017,352.649	14,625,275.650	56.21%	14,602,046.650	99.841%	1,831.000	0.013%	21,398.000	0.146%
Fixed Opportunity Portfolio	18,783,637.824	13,165,331.728	70.09%	13,140,062.728	99.808%	17,706.000	0.134%	7,563.000	0.057%
Fixed Income Portfolio	23,648,239.373	13,401,674.202	56.67%	13,377,818.202	99.822%	2,379.000	0.018%	21,477.000	0.160%
Growth Portfolio	118,023,973.599	65,037,087.341	55.10%	64,684,283.341	99.458%	231,423.000	0.356%	121,381.000	0.187%
Intermediate Municipal Portfolio	54,411,066.778	28,836,295.000	53.00%	28,665,797.000	99.409%	147,226.000	0.511%	23,272.000	0.081%
International Portfolio	115,593,572.263	70,559,996.530	61.04%	70,393,725.530	99.764%	156,623.000	0.222%	9,648.000	0.014%
Short Term Municipal Portfolio	3,132,094.370	1,642,483.000	52.44%	1,594,600.000	97.085%	25,664.000	1.563%	22,219.000	1.353%
Small Cap Portfolio	38,594,798.357	23,899,686.458	61.92%	23,845,388.458	99.773%	47,067.000	0.197%	7,231.000	0.030%
Value Portfolio	58,271,758.578	31,193,580.947	53.53%	31,061,482.947	99.577%	52,804.000	0.169%	79,294.000	0.254%

Total	456,476,493.791	262,361,410.856	57.48%	261,365,204.856	99.620%	682,723.000	0.260%	313,483.000	0.119%

Proposal #2:

Fund Name	Record Date Shares	Total Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor	Against	% of Votes Against	Abstain	% of Votes Abstain
Fixed Income II Portfolio	26,017,352.649	14,625,275.650	56.21%	14,603,877.650	99.854%	—	0.000%	21,398.000	0.146%
Fixed Opportunity Portfolio	18,783,637.824	13,165,331.728	70.09%	13,151,449.728	99.895%	6,319.000	0.048%	7,563.000	0.057%
Fixed Income Portfolio	23,648,239.373	13,401,674.202	56.67%	13,374,107.202	99.794%	6,090.000	0.045%	21,477.000	0.160%
Growth Portfolio	118,023,973.599	65,037,087.341	55.10%	64,713,213.341	99.502%	202,493.000	0.311%	121,381.000	0.187%
Intermediate Municipal Portfolio	54,411,066.778	28,836,295.000	53.00%	28,813,023.000	99.919%	—	0.000%	23,272.000	0.081%
International Portfolio	115,593,572.263	70,559,996.530	61.04%	70,363,992.530	99.722%	186,356.000	0.264%	9,648.000	0.014%
Short Term Municipal Portfolio	3,132,094.370	1,642,483.000	52.44%	1,620,264.000	98.647%	—	0.000%	22,219.000	1.353%
Small Cap Portfolio	38,594,798.357	23,899,686.458	61.92%	23,825,383.458	99.689%	67,072.000	0.281%	7,231.000	0.030%
Value Portfolio	58,271,758.578	31,193,580.947	53.53%	31,042,241.947	99.515%	72,045.000	0.231%	79,294.000	0.254%

Total	456,476,493.791	262,361,410.856	57.48%	261,507,552.856	99.675%	540,375.000	0.206%	313,483.000	0.119%

THE HIRTLE CALLAGHAN TRUST

Additional Fund Information (continued) — June 30, 2007 (Unaudited)

A special meeting of the shareholders of each Portfolio of the Trust was held on April 30, 2007. At the meeting shareholders were asked to vote for proposals to (i) elect Robert J. Zion as a Trustee for the Trust and (ii) shareholders of the Fixed Opportunity Portfolio were asked to approve a new portfolio management agreement between the Trust and Seix Advisors. The results of the April 30, 2007 meeting are presented below:

Proposal #1:

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
Value Portfolio	59,799,444.705	49,093,783.642	82.097%	49,093,783.642	100.00%
Growth Portfolio	121,844,470.527	95,382,820.625	78.282%	95,382,820.625	100.00%
Small Cap Portfolio	43,297,443.268	28,527,033.819	65.886%	28,527,033.819	100.00%
International Portfolio	123,659,284,340	82,279,275.633	66.537%	82,279,275.633	100.00%
Intermediate Municipal Portfolio	59,135,982.750	58,729,549.250	99.313%	58,729,549.250	100.00%
Fixed Income Portfolio	25,854,250.573	22,227,657.896	85.973%	22,227,657.896	100.00%
Fixed Income II Portfolio	28,035,401.000	22,274,506.000	79.451%	22,274,506.000	100.00%
Fixed Opportunity Portfolio	18,738,992.920	9,696,843.195	51.747%	9,696,843.195	100.00%
Short Term Municipal Bond Portfolio	3,044,405.309	3,036,621.000	99.744%	3,036,621.000	100.00%

Total	483,409,675.392	371,248,090.060	76.798%	371,248,090.060	100.00%

Proposal #2:

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor	Against Proposal	Abstain
Fixed Opportunity Portfolio	18,738,992.920	9,696,843.195	51.747%	9,696,843.195	100%	0	0

3.    EXPENSE EXAMPLE.    As a shareholder of the Trust, you incur ongoing costs, including management fees and other Portfolio expenses. This example (as set forth in the table below) is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 through June 30, 2007.

Actual Expenses.    The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes.    The table below provides information about hypothetical account values and hypothetical expenses based on each Hirtle Callaghan Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

THE HIRTLE CALLAGHAN TRUST

Additional Fund Information (continued) — June 30, 2007 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value, January 1, 2007	Ending Account Value, June 30, 2007	Expenses Paid During Period[2]	Annualized Expense Ratio
Value Portfolio	Actual	$1,000	$1,079	$2.11	0.41%
	Hypothetical[1]	$1,000	$1,048	$2.08	0.41%
Growth Portfolio	Actual	$1,000	$1,052	$1.58	0.31%
	Hypothetical[1]	$1,000	$1,048	$1.58	0.31%
Small Cap Portfolio	Actual	$1,000	$1,107	$3.19	0.61%
	Hypothetical[1]	$1,000	$1,047	$3.10	0.61%
International Portfolio	Actual	$1,000	$1,113	$.37	0.07%
	Hypothetical[1]	$1,000	$1,050	$.36	0.07%
Fixed Income Portfolio	Actual	$1,000	$1,011	$1.60	0.32%
	Hypothetical[1]	$1,000	$1,048	$1.63	0.32%
Fixed Income II Portfolio	Actual	$1,000	$1,008	$1.64	0.33%
	Hypothetical[1]	$1,000	$1,048	$1.68	0.33%
Fixed Opportunity Portfolio	Actual	$1,000	$1,026	$2.91	0.58%
	Hypothetical[1]	$1,000	$1,047	$2.95	0.58%
Short Term Municipal Bond Portfolio	Actual	$1,000	$1,012	$1.40	0.28%
	Hypothetical[1]	$1,000	$1,049	$1.42	0.28%
Intermediate Municipal Portfolio	Actual	$1,000	$1,004	$1.69	0.34%
	Hypothetical[1]	$1,000	$1,048	$1.73	0.34%

[1]	Represents the hypothetical 5% annual return before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

4.    ADDITIONAL FEDERAL INCOME TAX INFORMATION

A.    Dividends Received Deduction.    For corporate shareholders, the following percentage of the total ordinary income distributions paid during the fiscal year ended June 30, 2007 qualify for the corporate dividend received deduction for the following Portfolios:

Portfolio	Dividends Received Deduction
Value Portfolio	41.17%
Growth Portfolio	100.00%
Small Cap Portfolio	12.46%

THE HIRTLE CALLAGHAN TRUST

Additional Fund Information (continued) — June 30, 2007 (Unaudited)

B.    Foreign Tax Pass through Credit.    The International Portfolio intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. The pass through of the credit will only affect those persons who are shareholders of the Portfolio on a dividend record date in calendar year 2007. These shareholders will receive more detailed information along with their 2007 Form 1099-DIV. Foreign source income and foreign tax expense per outstanding share on June 30, 2007 are as follows:

Portfolio	Foreign Source Income	Foreign Tax Expense
International Portfolio	$0.32	$0.03

C.    Qualified Dividends.    For the fiscal year ended June 30, 2007, the following dividends paid by the Portfolios may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Portfolio	Dividends Paid
Value Portfolio	$15,642,627
Growth Portfolio	13,066,054
Small Cap Portfolio	2,609,926
International Portfolio	31,705,083

The Portfolios intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2007 Form 1099-DIV.

D.    Qualified Interest Income.    For the fiscal year ended June 30, 2007 the following dividends paid by the Portfolios were designated as Qualified Interest Income as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Portfolio	Amount
Value Equity Portfolio	$1,045,385
Growth Equity Portfolio	1,196,294
Small Capitalization Equity Portfolio	496,697
International Equity Portfolio	1,634,615
Fixed Income Portfolio	12,504,484
Fixed Income II Portfolio	12,737,975
Fixed Income Opportunity Portfolio	8,323,265
Short-Term Municipal Bond Portfolio	931,528
Intermediate Term Municipal Bond Portfolio	23,804,901

E.    Long Term Capital Gains.    The Portfolios declared long term distributions of realized gains qualifying for a maximum 15% capital gains tax rate for individuals as follows:

Portfolio	Amount
Value Portfolio	$38,030,517
Small Cap Portfolio	65,693,704
International Portfolio	71,134,182

F.    Tax Exempt Distributions.    The Portfolios declared and paid tax exempt distributions for the fiscal year ended June 30, 2007 as follows:

Portfolio	Amount
Short Term Municipal Portfolio	$1,034,418
Intermediate Municipal Portfolio	20,487,229

THE HIRTLE CALLAGHAN TRUST

Additional Fund Information (continued) — June 30, 2007 (Unaudited)

5.    ADDITIONAL PORTFOLIO HOLDINGS INFORMATION; ACCESS TO QUARTERLY HOLDINGS

The following tables reflect the percentage of the net assets of each Portfolio attributable to the indicated industry sector, type of security or geographic region, as appropriate for the indicated Portfolio.

Value Portfolio

Security Allocation	Percentage of Market Value
Consumer Discretionary	6.53%
Consumer Staples	9.83%
Energy	12.24%
Financials	26.40%
Healthcare	8.50%
Industrials	10.94%
Information Technology	9.91%
Materials	7.77%
Telecommunication Services	4.43%
Utilities	3.45%

Total	100.00%

Growth Portfolio

Security Allocation	Percentage of Market Value
Consumer Discretionary	14.11%
Consumer Staples	12.57%
Energy	4.24%
Financials	8.49%
Healthcare	19.28%
Industrials	10.54%
Information Technology	27.52%
Materials	1.84%
Telecommunication Services	0.74%
Utilities	0.67%

Total	100.00%

Small Cap Portfolio

Security Allocation	Percentage of Market Value
Consumer Discretionary	11.88%
Consumer Staples	2.58%
Energy	7.09%
Financials	13.08%
Healthcare	13.32%
Industrial	21.60%
Information Technology	20.35%
Materials	6.30%
Telecommunication Services	1.46%
Utilities	2.34%

Total	100.00%

International Portfolio

Security Allocation	Percentage of Market Value
Consumer Discretionary	9.58%
Consumer Staples	7.72%
Energy	7.73%
Financials	27.45%
Healthcare	5.01%
Industrials	12.66%
Information Technology	6.83%
Materials	9.84%
Telecommunication Services	8.27%
Utilities	4.91%

Total	100.00%

Fixed Income Portfolio

Security Allocation	Percentage of Market Value
U.S. Treasury	13.3%
Mortgages	60.7%
Corporates	18.4%
Asset Backed	3.0%
Taxable Municipal	3.9%
Cash/Other	0.7%

Total	100.00%

THE HIRTLE CALLAGHAN TRUST

Additional Fund Information (continued) — June 30, 2007 (Unaudited)

Fixed Income II Portfolio

Security Allocation	Percentage of Market Value
Treasury	0.7%
Agency	0.8%
Mortgage	75.4%
Corporate	15.2%
Taxable Municipal	0.2%
Asset-Backed Securities	3.8%
Cash/Other	3.9%

Total	100.00%

Fixed Opportunity Portfolio

Security Allocation	Percentage of Market Value
Automotive	1.3%
Building	1.8%
Cable System Operators	9.8%
Chemicals	3.3%
Containers & Packaging	1.7%
Defense Technology	0.5%
Diversified Capital Goods	1.6%
Electronics	3.7%
Energy	5.7%
Environmental	0.2%
Finance	0.8%
Food & Drug Retailing	0.7%
Food & Beverage	1.5%
Health Care & Life Sciences	9.9%
Media	2.4%
Natural Resources	9.0%
Paper & Forest Products	2.3%
Publishing, Advertising & Entertainment	10.4%
Retail	7.1%
Support Services	3.2%
Telecommunications Equipment	10.0%
Power Generation	6.9%
Cash/Other	6.2%

Total	100.00%

Short Term Municipal Portfolio

Security Allocation	Percentage of Market Value
Arizona	7.17%
Florida	7.24%
Hawaii	3.48%
Illinois	15.01%
Iowa	4.61%
Indiana	3.60%
Kansas	4.57%
Kentucky	5.40%
Massachusetts	4.04%
Michigan	4.15%
Nevada	6.96%
New Mexico	1.73%
New York	2.76%
Oklahoma	3.50%
Pennsylvania	3.47%
Tennessee	3.59%
Texas	13.09%
Utah	3.59%
Other	2.04%

Total	100.00%

Intermediate Municipal Portfolio

Security Allocation	Percentage of Market Value
Alabama	0.33%
Alaska	1.61%
Arizona	2.95%
Arkansas	1.40%
California	2.93%
Colorado	2.28%
Connecticut	0.51%
Delaware	0.49%
District of Columbia	1.59%
Florida	4.53%
Georgia	1.00%
Hawaii	0.16%
Idaho	0.87%
Illinois	9.28%
Indiana	1.97%
Iowa	1.72%
Kentucky	0.99%

THE HIRTLE CALLAGHAN TRUST

Additional Fund Information (continued) — June 30, 2007 (Unaudited)

Security Allocation	Percentage of Market Value
Louisiana	3.68%
Maine	0.04%
Maryland	1.90%
Massachusetts	2.15%
Michigan	1.49%
Minnesota	0.22%
Mississippi	0.43%
Missouri	1.03%
Montana	0.43%
Nebraska	0.95%
Nevada	0.11%
New Hampshire	0.50%
New Jersey	5.20%
New Mexico	0.25%
New York	6.39%
North Carolina	0.50%
North Dakota	0.71%
Ohio	3.13%
Oklahoma	1.88%
Oregon	0.01%
Pennsylvania	12.27%
Puerto Rico	0.04%
Rhode Island	0.46%
South Carolina	1.38%
Tennessee	0.76%
Texas	6.06%
Utah	1.24%
Vermont	0.05%
Virginia	1.18%
Washington	1.60%
West Virginia	0.90%
Wisconsin	1.67%
Other	6.78%

Total	100.00%

6.    BOARD APPROVAL OF INVESTMENT ADVISORY CONTRACTS

During the six-month period covered by this report, the Trust’s Board approved the continuation of certain of those agreements pursuant to which the Trust is provided with investment advisory services. These agreements include the agreements (“Manager Contracts”) between various Specialist Managers and the Trust, each relating to an individual Portfolio.1 During this period, the Board also approved two amendments to the portfolio management agreement with Capital Guardian Trust Company (“CapGuardian Amendments”). In accordance with regulations promulgated

[1]

Specialist Manager Contracts reviewed for continuation by the Board during the period include portfolio management agreements with each of: SSgA Funds Management, Inc.; Geewax, Terker & Co.; Frontier Capital Management Company, LLC; Sterling Johnston Capital Management Company, LLC, Jennison Associates, LLC; Artisan Partners Limited Partnership; Capital Guardian Trust Company; Schroder Investment Management North America, Inc.; IronBridge Capital Management, LLC; Franklin Portfolio Associates, LLC; JS Asset Management, LLC; Aberdeen Asset Management, Inc.; and Breckinridge Capital Advisers, Inc.

THE HIRTLE CALLAGHAN TRUST

Additional Fund Information (continued) — June 30, 2007 (Unaudited)

by the Securities and Exchange Commission, a summary of the material factors taken into consideration by the Board has been prepared, which summary includes the Board’s conclusions with respect to these factors.

Overall, the Board concluded that both continuation of the Advisory Contracts and implementation of the CapGuardian Amendments would be fair and reasonable and in the best interests of the Trust and its shareholders. The Board considered the factors discussed below in evaluating the fairness and reasonableness of the Manager Contracts. The Board did not identify any particular factors that were controlling. The Board gave substantial weight to the fact that the Trust is designed primarily to serve as a vehicle through which Hirtle Callaghan implements certain asset allocation strategies on behalf of it investment advisory clients; that shares of the Trust are generally available only to such clients; and that Hirtle Callaghan recommended continuation of the Manager Contracts and implementation of the CapGuardian Amendments. During the course of its deliberations with respect to each of the Manager Contracts, the Board was informed with respect to publicly available information assembled by a third-party service provider about the performance of funds similar to the respective Portfolios managed by other investment advisers (“peer group”). While the Board found such comparisons to be useful as an indication of the range of fees and services in the peer group, the Board did not specifically rely upon such comparisons. Rather, the Board based its findings on the specific facts and circumstances of the Trust.

The Board also considered the overall advisory fee structure under the Manager Contracts, including the performance-based fees. Based on this review, the Board concluded that the fees as structured were reasonable. The Board noted that in some cases the fees had been structured to reflect economies of scale that were expected to be achieved in the future as asset levels grow. In other cases the Board concluded that the fees could result in economies of scale in the future. The Board determined that it would continue to review the advisory fee structure in the Portfolios to determine if further changes are warranted to achieve economies of scale.

Continuation of the Manager Contracts.    In connection with its deliberations with respect to the continuation of the Manager Contracts, the Board had before it information to the effect that the Specialist Managers are responsible only for day-to-day investment decisions, do not participate in the administration or distribution of shares of the Portfolios and receive limited, if any, benefit from their association with the Trust other than the fee paid to them by the respective Portfolios. The Board reviewed such portfolio management services, referencing relative performance of the Specialist Managers, the experience of their investment personnel, adherence to stated investment methodologies and related factors. The Board also considered the performance of the respective Portfolios and Specialist Managers relative to their peer groups. In concluding that continuation of the respective Manager Contracts was appropriate, the Board did not rely upon any single factor, but balanced all of the relevant factors, including the nature and quality of the Specialist Managers’ services, comparative fund performance, comparative fund fee structures and economies of scale while giving considerable weight to Hirtle Callaghan’s recommendations and its views with respect to: (i) the success and future ability of the respective Portfolios to capture the desired asset class for that firm’s clients; and (ii) in the case of multi-manager Portfolios, the contribution of each Specialist Manager to this endeavor. Based on the foregoing, the Board concluded that the performance of the Specialist Managers under the Manager Contracts was satisfactory and that continuation of such contracts was fair and reasonable and in the best interest of shareholders.

The Board also determined that the rate at which each of the respective Specialist Managers is compensated for its services is reasonable. In reaching this conclusion, the Board had before it certain information with respect to the costs incurred by each of the Specialist Managers in providing services under the respective Manager Contracts, the profitability of such managers and/or fees charged by such managers to other institutional clients. The Board did not specifically rely on such information, however, but instead gave substantial weight to information demonstrating that the rate at which the Specialist Managers are compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and Hirtle Callaghan, including several fulcrum fee arrangements, negotiated

THE HIRTLE CALLAGHAN TRUST

Additional Fund Information (continued) — June 30, 2007 (Unaudited)

fee reductions and waivers and fee schedules that include breakpoints designed to recognize economies of scale in appropriate cases.

Implementation of the CapGuardian Amendments.    In connection with its deliberations with respect to the implementation of the CapGuardian Amendments, the Board had before it information to the effect that each of the two amendments would have the effect of reducing the fees payable by the International Portfolio to the Specialist Manager without changing or impairing the services to be provided to such Portfolio in any way. The Board concluded that such amendments were fair and reasonable.

The Trust files its complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarter of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Form N-Q may also be reviewed and copied at the SEC’s Public reference Room in Washington, D.C. Information on the Public Reference Room can be obtained by calling 1-800-SEC-0330.

THE HIRTLE CALLAGHAN TRUST

Additional Fund Information (continued) — June 30, 2007 (Unaudited)

Trustees and Officers of The Hirtle Callaghan Trust

Officers and Interested Trustees.    The table below sets forth certain information about each of the Trust’s Interested Trustees, as well as its executive officers.

Name, Address, and Age	Position(s) Held with Trust	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee**
Donald E. Callaghan* Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 60	Chairman and President	Indefinite; Since: 7/20/95	For more than the past five years, Mr. Callaghan has been a Principal of Hirtle Callaghan.	9	None

Robert J. Zion* Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 45	Trustee; Vice President & Treasurer	Indefinite; Trustee since 4/30/07; Vice President and Treasurer since 7/20/95	For more than the past five years, Mr. Zion has been a Principal of Hirtle Callaghan.	9	None

Kerry Reilly BISYS Fund Services 3435 Stelzer Road Columbus, OH 43219 Age: 41	Secretary	Indefinite; Since 12/12/06	Assistant Counsel, Legal Services of BISYS Fund Services (since 2006); from June 2004 to May 2005, employee of CitiStreet LLC: from June 1987 through October 2001, employee of Fidelity Investments.	9	N/A

Peter Guarino Foreside Fund Services LLC Two Portland Square, 1st Flr Portland, ME 04101 Age 49	Chief Compliance Officer	Indefinite; Since 06/30/07	Managing Director of Foreside Compliance Services, LLC Since 2004; Independent Compliance Consultant from 2002 to 2004; General Counsel and Global Compliance Director of MiFund, Inc. (mutual fund services) from 2000 to 2002	9	N/A

*	Messrs. Callaghan and Zion may each be deemed to be an “interested person,” as defined by the 1940 Act, because of their employment with Hirtle, Callaghan & Co., Inc., the overall investment adviser to the Trust.
**	The information in this column relates only to directorships in companies required to file certain reports with the SEC under various federal securities laws.

THE HIRTLE CALLAGHAN TRUST

Additional Fund Information (continued) — June 30, 2007 (Unaudited)

Independent Trustees.    The following table sets forth certain information about the Trust’s Independent Trustees.

Name, Address, and Age	Position(s) Held with Trust and Age	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee
Ross H. Goodman Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 59	Trustee	Indefinite; Since: 7/20/95	For more than the past five years, Mr. Goodman has been President and Owner of American Industrial Management & Sales, Northeast, Inc. or its predecessors (manufacturing representative).	9	None

Harvey Magarick Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 68	Trustee	Indefinite Since: 07/01/04	Since July, 2004 Consultant. Prior to July 2004, Mr. Magarick was a partner in the auditing firm of BDO Seidman, LLP.	9	Atlas Pipeline Holdings LP

Jarrett Burt Kling Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 63	Trustee	Indefinite; Since: 7/20/95	For more than the past five years, Mr. Kling has been associated with ING Clarion Real Estate Securities, L.P., a registered investment adviser and indirect, wholly owned subsidiary of ING Group.	9	ING Clarion Real Estate Income Fund; ING Clarion Global Real Estate Income Fund; Old Mutual Advisors Funds

R. Richard Williams Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 61	Trustee	Indefinite; Since: 7/15/99	Since early 2000, Mr. Williams has been the owner of Seaboard Advisors (consulting services).	9	None

Richard W. Wortham, III Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 68	Trustee	Indefinite; Since: 7/20/95	For more than the past five years, Mr. Wortham has been President of The Wortham Foundation.	9	None

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and officers. To obtain a copy of the SAI, without charge, call (800) 242-9596.

THE HIRTLE CALLAGHAN TRUST

Trustees

DONALD E. CALLAGHAN*

ROSS H. GOODMAN

JARRETT B. KLING

HARVEY G. MAGARICK

RICHARD W. WORTHAM III

R. RICHARD WILLIAMS

ROBERT J. ZION*

*	“Interested Person” as that term is defined in the Investment Company Act of 1940.

Sponsor	Counsel
Hirtle Callaghan & Co., Inc. Five Tower Bridge 300 Barr Harbor Drive, Suite 500 West Conshohocken, Pennsylvania 19428	Drinker Biddle & Reath LLP One Logan Square—18th & Cherry Streets Philadelphia, Pennsylvania 19103-6996

Administrator	Independent Registered Public Accounting Firm
Citi Fund Services 3435 Stelzer Road Columbus, Ohio 43219	PricewaterhouseCoopers LLP 100 East Broad Street Suite 2100 Columbus, Ohio 43215

Distributor	Custodian
Foreside Fund Services LLC Two Portland Square, 1st Flr Portland, ME 04101	State Street Bank and Trust Company Two World Financial Center 225 Liberty Street New York, New York 10281

This report is for the information of the shareholders of The Hirtle Callaghan Trust. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus. The prospectus contains more complete information, including investment objectives, risks, fees and expenses and should be read carefully before investing or sending any money.

8/07

Item 2.	Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.	Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Harvey Magarick, who is “independent” for purposes of this Item 3 of Form N-CSR. Mr. Magarick was appointed to the board effective July 1, 2004 and was determined to be an audit committee financial expert on August 26, 2004.

Item 4.	Principal Accountant Fees and Services.

For the fiscal years ended June 30, 2007 and June 30, 2006 the aggregate fees billed by PricewaterhouseCoopers LLP for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year for the Registrant are shown in the table below.

	2007 Current Year	2006 Previous Year
Audit Fees (1)	154,000	141,500
Audit-Related Fees	0	0
Tax Fees (2)	23,400	22,050
All Other Fees	0	0

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	For the fiscal year ended June 30, 2007, the aggregate tax fees billed for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning were $23,400. Such tax services included the review of income and excise tax returns for the Registrant. For the fiscal year ended June 30, 2006, the aggregate tax fees billed for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning were $22,050. Such tax services included the review of income and excise tax returns for the Registrant.

(e)(1) - Except as permitted by Rule 2-01 (c)(7)(i)(c) of Regulation S-X, the Hirtle Callaghan Trust Audit Committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the Funds. Prior to the commencement of any audit or non-audit services to a Fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2) - None of the services summarized in (b)-(d) above, were approved by the Audit Committee pursuant to Rule 2-01 (c)(i)(c) of Regulation S-X.

(f) Not applicable.

(g) - For the fiscal years ended June 30, 2007 and June 30, 2006 the Aggregate non-audit fees billed by PricewaterhouseCoopers LLP for services rendered to the Registrant and the Advisers and any entity controlling, controlled by, or under common control with the Advisers that provided ongoing services to the Registrant were $0 and $0 respectively.

(h) Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)    The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)    Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)    Not applicable.

(b) Certifications	pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Hirtle Callaghan Trust

By (Signature and Title)*	/s/ Donald E. Callaghan, Principal Executive Officer
Donald E. Callaghan, Principal Executive Officer

Date	9/5/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert J. Zion, Principal Financial Officer
Robert J. Zion, Principal Financial Officer

Date	9/5/07

By (Signature and Title)*	/s/ Donald E. Callaghan, Principal Executive Officer
Donald E. Callaghan, Principal Executive Officer

Date	9/5/07